As filed with the Securities and Exchange Commission on
             October 16, 1996     (File No. 2-17613)

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933                     Post-Effective Amendment No.    88
[ X ]

                                         and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                  Amendment No.      [ X ]

                                       IVY FUND
                  (Exact Name of Registrant as Specified in
Charter)

                              Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800)
777-6472

                                  C. William Ferris
                         Mackenzie Investment Management Inc.
                         Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Joseph R. Fleming, Esq.
                                Dechert Price & Rhoads
                      Ten Post Office Square, South - Suite 1230
                                Boston, MA  02109

          [ X ]        It is proposed that this Post-Effective
Amendment                     become effective on January 1, 1997
pursuant to                     subparagraph (a)(2) of Rule
485.

             The Registrant has elected to register an indefinite
number of           shares of beneficial interest under the
Securities Act of 1933           pursuant to Rule 24f-2 under the
Investment Company Act of 1940;           accordingly, no fee is
payable herewith.  The Registrant filed on           February 28,
1996 its notice pursuant to Rule 24f-2 for the Registrant's most recent fiscal year ended December 31, 1995.

          The total number of pages is __________.
          The exhibit index is on page __________.
















          THIS POST-EFFECTIVE AMENDMENT NO. 88 IS BEING FILED
SOLELY IN           ORDER TO ADD THREE NEW SERIES TO THE
REGISTRANT, DESIGNATED AS

          IVY GLOBAL NATURAL RESOURCES FUND, IVY ASIA PACIFIC
FUND AND IVY           INTERNATIONAL VALUE FUND.  AS SUCH, THE
PROSPECTUSES AND

          STATEMENTS OF ADDITIONAL INFORMATION THAT ARE INCLUDED
IN THIS           POST-EFFECTIVE AMENDMENT NO. 88 ARE TO BE USED
CONCURRENTLY WITH

          AND SEPARATELY FROM EACH PROSPECTUS AND STATEMENT OF
ADDITIONAL           INFORMATION FOR THE OTHER 14 SERIES OFFERED
BY THE REGISTRANT,

          WHICH ARE INCORPORATED BY REFERENCE TO THIS FILING.



















































                                       IVY FUND

                                CROSS REFERENCE SHEET

               Post-Effective Amendment No. 88 contains the
Prospectuses           and Statements of Additional Information
to be used with Ivy           Global Natural Resources Fund, Ivy
Asia Pacific Fund and Ivy           International Value Fund,
three of the seventeen series of Ivy           Fund (the
"Registrant"). The other fourteen series of the Registrant are described in six separate prospectuses and statements of additional information, which are not included herewith but are incorporated by reference herein.

                             Items Required by Form N-1A

          PART A:

          1    COVER PAGE:  Cover Page

          2    SYNOPSIS:  Not Applicable

          3    CONDENSED FINANCIAL INFORMATION:  Schedule of Fees

          4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
Objectives                and Policies; Risk Factors and
Investment Techniques

          5    MANAGEMENT OF THE FUND:  Organization and
Management of the                Fund; Investment Manager

          6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
Taxes

          7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
Shares;                How Your Purchase Price is Determined; How
the Fund Values                its Shares

          8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
Minimum                Account Balance Requirements; Tax
Identification Number;                Certificates; Exchange
Privilege; Reinvestment Privilege

          9    PENDING LEGAL PROCEEDINGS:  Not Applicable


          PART B:

          10   COVER PAGE:  Cover Page

          11   TABLE OF CONTENTS:  Table of Contents

          12   GENERAL INFORMATION AND HISTORY:  Investment
Objectives and                Policies

          13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
Objectives                and Policies; Investment Restrictions;
Additional                Restrictions












          14   MANAGEMENT OF THE FUND:  Trustees and Officers;
Investment                Advisory and Other Services

          15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES:                 Trustees and Officers; Capitalization
and Voting Rights

          16   INVESTMENT ADVISORY AND OTHER SERVICES:
Investment Advisory                and Other Services

          17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
Brokerage                Allocation; Portfolio Turnover

          18   CAPITAL STOCK AND OTHER SECURITIES:
Capitalization and                Voting Rights

          19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
BEING                OFFERED:  Net Asset Value; Redemptions

          20   TAX STATUS:  Taxation

          21   UNDERWRITERS:  Investment Advisory and Other
Services

          22   CALCULATION OF PERFORMANCE DATA:  Performance
Information

          23   FINANCIAL STATEMENTS:  Financial Statements









































          PROSPECTUS
January 1, 1997

          IVY ASIA PACIFIC FUND

               Ivy Fund (the "Trust") is a registered investment
company           currently consisting of seventeen separate
portfolios. One of           these portfolios, Ivy Asia Pacific
Fund, is described in this           Prospectus.

               This Prospectus sets forth concisely the
information about           the Fund that a prospective investor
should know before           investing. Please read it carefully
and retain it for future           reference. Additional
information about the Fund is contained in           the
Statement of Additional Information for the Fund dated
January 1, 1997 (the "SAI"), which has been filed with the
  Securities and Exchange Commission and is incorporated by
   reference into this Prospectus. The SAI is available upon
request           and without charge from the Trust at the
Distributor's address           and telephone number below.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES           COMMISSION NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY           STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY           OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

          TABLE OF CONTENTS
          Expense Information . . . . . . . . . . . . . . . . . .
 . . . . .           Investment Objectives and Policies  . . . . .
 . . . . . . . . . .           Risk Factors and Investment
Techniques  . . . . . . . . . . . . .           Organization and
Management of the Fund . . . . . . . . . . . . .
Investment Manager  . . . . . . . . . . . . . . . . . . . . . . .
         Fund Administration and Accounting  . . . . . . . . . .
 . . . . .           Transfer Agent  . . . . . . . . . . . . . . .
 . . . . . . . . . .           Alternative Purchase Arrangements .
 . . . . . . . . . . . . . . .           Dividends and Taxes . . .
 . . . . . . . . . . . . . . . . . . . .           Performance
Data  . . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
         How Your Purchase Price is Determined . . . . . . . . .
 . . . . .           How The Fund Values its Shares  . . . . . . .
 . . . . . . . . . .           Initial Sales Charge Alternative-
Class A Shares . . . . . . . . .           Contingent Deferred
Sales Charge-Class A Shares . . . . . . . . .
Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . .
         Contingent Deferred Sales Charge Alternative-
               Class B and Class C Shares . . . . . . . . . . . .
 . . . . .           How to Redeem Share . . . . . . . . . . . . .
 . . . . . . . . . .           Minimum Account Balance
Requirements  . . . . . . . . . . . . . .           Signature
Guarantees  . . . . . . . . . . . . . . . . . . . . . .
Choosing a Distribution Option  . . . . . . . . . . . . . . . . .
         Tax Identification Number . . . . . . . . . . . . . . .
 . . . . .           Certificates  . . . . . . . . . . . . . . . .
 . . . . . . . . . .           Exchange Privilege  . . . . . . . .
 . . . . . . . . . . . . . . .           Reinvestment Privilege  .
 . . . . . . . . . . . . . . . . . . . .












          Systematic Withdrawal Plan  . . . . . . . . . . . . . .
 . . . . .           Automatic Investment Method . . . . . . . . .
 . . . . . . . . . .           Consolidated Account Statements . .
 . . . . . . . . . . . . . . .           Retirement Plans  . . . .
 . . . . . . . . . . . . . . . . . . . .           Shareholder
Inquiries . . . . . . . . . . . . . . . . . . . . . .


             BOARD OF TRUSTEES               TRANSFER AGENT
      John S. Anderegg, Jr.           Ivy Mackenzie Services
       Paul H. Broyhill                Corp.
             Stanley Channick                P.O. Box 3022
             Frank W. DeFriece, Jr.          Boca Raton, FL
      Roy J. Glauber                  33431-0922
             Michael G. Landry               1-800-777-6472
      Michael R. Peers
             Joseph G. Rosenthal             AUDITORS
             Richard N. Silverman            ____________________
            J. Brendan Swan
                                             INVESTMENT MANAGER
          OFFICERS                        Ivy Management, Inc.
         Michael G. Landry,              700 South Federal
Highway              President                       Boca Raton,
FL 33432              Keith J. Carlson, Vice
1-800-456-5111              President
             James W. Broadfoot, Vice        DISTRIBUTOR
             President                       Ivy Mackenzie
Distributors,              C. William Ferris               Inc.
             Secretary/Treasurer             Via Mizner Financial
Plaza              Michael R. Peers, Chairman      700 South
Federal Highway                                              Boca
Raton, FL 33432              LEGAL COUNSEL
1-800-456-5111              Dechert Price & Rhoads
             Boston, MA

             CUSTODIAN
             Brown Brothers Harriman &
             Co.
             Boston, MA





























          EXPENSE INFORMATION

               The tables and examples below are designed to
assist you in           understanding the various costs and
expenses that you will bear           directly or indirectly as
an investor in the Fund. The           information is based on
estimated amounts for the current fiscal           year.

                           SHAREHOLDER TRANSACTION EXPENSES


MAXIMUM                                                   MAXIMUM
    CONTINGENT
SALES LOAD     DEFERRED
      IMPOSED ON   SALES CHARGE
              PURCHASES     (AS A % OF
                     (AS A % OF     ORIGINAL
                            OFFERING      PURCHASE
                                   PRICE)        PRICE)

             Class A . . . . . . . . . . . . .    5.75%(1)
None(2)              Class B . . . . . . . . . . . . .      None
     5.00%(3)

             Class C . . . . . . . . . . . . .      None
1.00%(4)

          The Fund does not charge a redemption fee, an exchange
fee, or a           sales load on reinvested dividends.

          (1)  Class A shares may be purchased under a variety of
plans                that provide for the reduction or
elimination of the sales                charge.
          (2)  A contingent deferred sales charge ("CDSC") may
apply to the                redemption of Class A shares that are
purchased without an                initial sales charge. See
"Purchases of Class A Shares at                Net Asset Value"
and "Contingent Deferred Sales Charge --               Class A
Shares."
          (3)  The maximum CDSC on Class B shares applies to
redemptions                during the first year after purchase.
The charge declines to                4% during the second year;
3% during the third and fourth                years; 2% during
the fifth year; 1% during the sixth year;                and 0%
in the seventh year and thereafter.
          (4)  The CDSC on Class C shares applies to redemptions
during the                first year after purchase.























                            ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average net assets)


TOTAL FUND
OTHER       OPERATING
      EXPENSES    EXPENSES
12B-1       (AFTER      (AFTER
   SERVICE/    EXPENSE     EXPENSE                             MANAGE-
    DISTRIBU-   REIMBURSE-  REIMBURSE-
MENT FEES  TION FEES   MENTS)      MENTS)(1)

             Class A . . .  1.00%      0.25%       0.95%
2.20%              Class B . . .  1.00%      1.00%(2)    0.95%
  2.95%

             Class C . . .  1.00%      1.00%(2)    0.95%
2.95%

          (1)  Ivy Management, Inc. ("IMI") currently limits
Total Fund                Operating Expenses (excluding Rule
12b-1 fees) to an annual                rate of 1.95% of the
Fund's average net assets.  Without
reimbursements, "Total Fund Operating Expenses" may increase, but are subject to a maximum of 2.50% (excluding
       Rule 12b-1 fees), the highest expense ratio currently allowed under state securities laws.

          (2)  Long-term investors may, as a result of the Fund's
12b-1                fees, pay more than the economic equivalent
of the maximum front-               end sales charge permitted by
the Rules of Fair Practice of                the National
Association of Securities Dealers, Inc.                ("NASD").





































                                       EXAMPLES

               The following table lists the expenses that an
investor           would pay on a $1,000 investment, assuming (1)
5% annual return           and (2) unless otherwise noted,
redemption at the end of each           time period. These
examples further assume reinvestment of all           dividends
and distributions, and that the percentage amounts
under "Total Fund Operating Expenses"** remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF           PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
HIGHER OR LOWER           THAN THOSE SHOWN.


                                                         1 YEAR
3 YEARS

           Class A Shares* . . . . . . . . . . . . . .   $79
$122            Class B Shares  . . . . . . . . . . . . . .
$80(1)    $121(2)

           Class B Shares (no redemption)  . . . . . .   $30
$91            Class C Shares  . . . . . . . . . . . . . .
$40(3)    $91            Class C Shares (no redemption)  . . . .
 . .   $30       $91



            *  Assumes deduction of the maximum 5.75% initial
sales charge                at the time of purchase and no
deduction of a CDSC at the                time of redemption.

          **   Based on Total Fund Operating Expenses net of
expense                reimbursements. See the "Annual Fund
Operating Expenses                Table," above.

          (1)  Assumes deduction of a 5% CDSC at the time of
redemption.           (2)  Assumes deduction of a 3% CDSC at the
time of redemption.           (3)  Assumes deduction of a 1% CDSC
at the time of redemption.

               The information presented in the tables does not
reflect the           charge of $10 per transaction that would
apply if a shareholder           elects to have redemption
proceeds wired to his or her bank           account. For a more
detailed discussion of the Fund's fees and           expenses,
see the following sections of this Prospectus:
"Organization and Management of the Fund," "Initial Sales Charge
        Alternative -- Class A Shares" and "Contingent Deferred
Sales           Charge Alternative -- Class B and Class C
Shares," and           "Investment Advisory and Other Services"
in the SAI.




















          INVESTMENT OBJECTIVE AND POLICIES

               The Fund's principal investment objective is long-
term           growth. Consideration of current income is
secondary to this           principal objective.  The Fund's
investment objective is           fundamental and may not be
changed without the approval of a           majority of the
Fund's outstanding voting shares (as defined           under the
Investment Company Act of 1940). Except for the Fund's
investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI
are           non-fundamental, and may be changed by the Trustees
without           shareholder approval. There can be no assurance
that the Fund's           objective will be met. The different
types of securities and           investment techniques used by
the Fund involve varying degrees of           risk. For
information about the particular risks associated with each type of investment, see "Risk Factors and Investment
 Techniques," below, and the SAI.

               Whenever an investment policy or restriction of
the Fund           described in this Prospectus or in the SAI
states a maximum           percentage of assets that may be
invested in a security or other           asset or describes a
policy regarding quality standards, that           percentage
limitation or standard will, unless otherwise
indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is
adhered           to at the time of investment, a later increase
or decrease in the           percentage that results from
circumstances not involving any           affirmative action by
the Fund will not be considered a           violation.

                 Under normal circumstances the Fund invests at
least 65%           of its total assets in securities issued in
Asia-Pacific           countries, which for purposes of this
Prospectus are defined to           include Australia, China,
Hong Kong, India, Indonesia, Japan,           Malaysia, New
Zealand, Pakistan, the Philippines, Singapore, Sri
Lanka, South Korea, Taiwan, Thailand, and Vietnam.  Securities of
         Asia-Pacific issuers include: (a) securities of
companies           organized under the laws of an Asia-Pacific
country or for which           the principal securities trading
market is in the Asia-Pacific           region; (b) securities
that are issued or guaranteed by the           government of an
Asia-Pacific country, its agencies or
instrumentalities, political subdivisions or the country s
  central bank; (c) securities of a company, wherever organized, where at least 50% of the company s non-current assets, capitalization, gross revenue or profit in any one of the
two           most recent fiscal years represents (directly or
indirectly           through subsidiaries) assets or activities
located in the Asia-          Pacific region; or (d) any of the
preceding types of securities           in the form of depository
shares.

               The Fund may participate in markets throughout the
Asia-          Pacific region, and it is expected that the Fund
will be invested           at all times in at least three Asia-
Pacific countries.  The Fund












          does not expect to concentrate its investments in any
particular           industry, but it may invest 25% or more of
its total assets in           the securities of issuers located
in any one Asia-Pacific           country.

               For purposes of capital appreciation, the Fund may
invest up           to 35% of its assets in investment-grade debt
securities of           government or corporate issuers in
emerging market countries,           investment-grade equity and
debt securities of issuers in           developed countries
(including the United States), warrants, and           cash or
cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.  For
temporary           defensive purposes, the Fund may invest
without limit in such           instruments.  The Fund may also
invest up to 5% of its assets in           zero coupon bonds, and
in debt securities rated Ba or below by           Moody's or BB
or below by S&P, or if unrated, are considered by           IMI
to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund s outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may engage in foreign currency exchange
transactions and enter into forward foreign currency contracts.
        The Fund may also invest (i) up to 10% of its total
assets in           other investment companies that invest in
securities issued in           Asia-Pacific countries, and (ii)
up to 15% of its net assets           assets in restricted and
other illiquid securities.  Securities           whose proceeds
are subject to limitations on repatriation of           principal
or profits for more than seven days, and those for which market quotations are not readily available, may be deemed illiquid for these purposes.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund s net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund s net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
stock index and           foreign currency futures contracts,
provided that the Fund s           aggregate investment in such
contracts does not exceed 15% of its           total assets.

          RISK FACTORS AND INVESTMENT TECHNIQUES

               SPECIAL CONSIDERATIONS RELATING TO ASIA-PACIFIC
SECURITIES:           Certain Asia-Pacific countries in which the
Fund may invest are           developing countries, and may be in
the initial stages of their           industrialization cycle.
The economic structures of developing           countries
generally are less diverse and mature than in the












          United States, and their political systems may be
relatively           unstable.  Historically, markets of
developing countries have           been more volatile than the
markets of developed countries, yet           such markets often
have provided higher rates of return to           investors.

               Investing in securities of issuers in Asia-Pacific
countries           involves certain considerations not typically
associated with           investing in securities of United
States companies, including (1)           restrictions on foreign
investment and on repatriation of capital           invested in
Asian countries, (2) currency fluctuations, (3) the
cost of converting foreign currency into United States dollars,
       (4) potential price volatility and lesser liquidity of
shares           traded on Asia-Pacific country securities
markets and (5)           political and economic risks, including
the risk of           nationalization or expropriation of assets
and the risk of war.

               Certain Asia-Pacific countries may be more
vulnerable to the           ebb and flow of international trade,
trade barriers and other           protectionist or retaliatory
measures.  Investments in countries           such as China that
have recently opened their capital markets and           that
appear to have relaxed their central planning requirement,
  as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

               The settlement period of securities transactions
in foreign           markets in general may be longer than in
domestic markets, and           such delays may be of particular
concern in developing countries.            For example, the
possibility of political upheaval and the           dependence on
foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

               Securities exchanges, issuers and broker-dealers
in some           Asia-Pacific countries are subject to less
regulatory scrutiny           than in the United States.  In
addition, due to the limited size           of the markets for
Asia-Pacific securities, the prices for such           securities
may be more vulnerable to adverse publicity,           investors'
perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

               BANK OBLIGATIONS:  The bank obligations in which
the Fund           may invest include certificates of deposit,
bankers' acceptances,           and other short-term debt
obligations. Investments in           certificates of deposit and
bankers' acceptances are limited to           obligations of (i)
banks having total assets in excess of $1           billion, and
(ii) other banks if the principal amount of the
obligation is fully insured by the Federal Deposit Insurance
    Corporation ("FDIC"). Investments in certificates of deposit
of           savings associations are limited to obligations of
Federal or           state-chartered institutions whose total
assets exceed $1 billion           and whose deposits are insured
by the FDIC.













               BORROWING:  Borrowing may exaggerate the effect on
the           Fund's net asset value of any increase or decrease
in the value           of the Fund's portfolio securities. Money
borrowed will be           subject to interest costs (which may
include commitment fees           and/or the cost of maintaining
minimum average balances).

               COMMERCIAL PAPER:  Commercial paper represents
short-term           unsecured promissory notes issued in bearer
form by bank holding           companies, corporations, and
finance companies. The Fund's           investments in commercial
paper are limited to obligations rated           Prime-1 by
Moody's Investor Services Inc. ("Moody's") or, if not
rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by
Standard &           Poor's Corporation ("S&P").

               DEBT SECURITIES, IN GENERAL:  Investment in debt
securities           involves both interest rate and credit risk.
Generally, the value           of debt instruments rises and
falls inversely with fluctuations           in interest rates. As
interest rates decline, the value of debt           securities
generally increases. Conversely, rising interest rates
tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than
bonds           with shorter maturities. The market value of debt
securities also           varies according to the relative
financial condition of the           issuer. In general, lower-
quality bonds offer higher yields due           to the increased
risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

               U.S. GOVERNMENT SECURITIES:  U.S. Government
securities are           obligations of, or guaranteed by, the
U.S. Government, its           agencies or instrumentalities.
Such securities include: (1)           direct obligations of the
U.S. Treasury (such as Treasury bills,           notes, and
bonds) and (2) Federal agency obligations guaranteed           as
to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When
such           securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality. U.S.           Government securities
that are not held to maturity are subject           to variations
in market value caused by fluctuations in interest rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans. Although the mortgage           loans in the pool will
have maturities of up to 30 years, the           actual average
life of the loans typically will be substantially           less
because the mortgages will be subject to principal
amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to
increase,           thereby shortening the actual average life of
the security.           Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the security's actual average           life (and increasing the
security's price volatility). Since it












          is not possible to predict accurately the average life
of a           particular pool, and because prepayments are
reinvested at           current rates, the market value of
mortgage-backed securities may           decline during periods
of declining interest rates.

               INVESTMENT-GRADE DEBT SECURITIES:   Bonds rated
Aaa by           Moody's and AAA by S&P are judged to be of the
best quality           (i.e., capacity to pay interest and repay
principal is extremely           strong).  Bonds rated Aa/AA are
considered to be of high quality           (i.e., capacity to pay
interest and repay interest is very strong           and differs
from the highest rated issues only to a small           degree).
Bonds rated A are viewed as having many favorable
investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in
circumstances           and economic conditions than debt in
higher rated categories.            Bonds rated Baa/BBB
(considered by Moody's to be "medium grade"
obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective
elements may           be lacking (i.e., such bonds lack
outstanding investment           characteristics and have some
speculative characteristics).  The           Fund may invest in
debt securities that are given an investment-          grade
rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by IMI to be of comparable quality.

               FOREIGN SECURITIES:  The foreign securities in
which the           Fund may invest include non-U.S. dollar-
denominated securities,           Eurodollar securities,
sponsored or unsponsored American           Depository Receipts
("ADRs") and debt securities issued, assumed           or
guaranteed by foreign governments (or political subdivisions or instrumentalities thereof).  In recent years, many
countries           around the world have undergone political
changes that have           reduced government's role in economic
and personal affairs and           have stimulated investment and
growth. In order for these           emerging economies to
continue to expand and develop industry,           infrastructure
and currency reserves, continued influx of capital           is
essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this
is           no guarantee of future performance, IMI believes
that investment           opportunities (particularly in the
energy, environmental           services, natural resources,
basic materials, power,           telecommunications and
transportation industries) may result           within the
evolving economies of emerging market countries from
which the Fund and its shareholders will benefit.  However,
   investors should consider carefully the special risks that
arise           in connection with investing in securities issued
by companies           and governments of foreign nations
(especially in countries with           emerging or developing
economies), which are in addition to those           risks that
are associated with the Fund's investments, generally.

               In many foreign countries (especially in emerging
market           countries), there is less regulation of business
and industry           practices, stock exchanges, brokers and
listed companies than in           the United States. For
example, foreign companies are not












          generally subject to uniform accounting and financial
reporting           standards, and foreign securities
transactions may be subject to           higher brokerage costs.
There also tends to be less publicly           available
information about issuers in foreign countries, and
foreign securities markets of many of the countries in which the
        Fund may invest may be smaller, less liquid and subject
to           greater price volatility than those in the United
States.            Generally, price fluctuations in the Fund's
foreign security           holdings are likely to be high
relative to those of securities           issued in the United
States.

               Other risks include the possibility of
expropriation,           nationalization or confiscatory
taxation, foreign exchange           controls (which may include
suspension of the ability to transfer           currency from a
given country), difficulties in pricing, default           in
foreign government securities, high rates of inflation (especially in emerging markets countries), difficulties in enforcing foreign judgments, political or social instability,
or           other developments that could adversely affect the
Fund's foreign           investments.

               The risks of investing in foreign securities are
likely to           be intensified in the case of investments in
issuers domiciled or           doing substantial business in
emerging market countries, some of           which are located in
the Asia-Pacific region. For example,           countries with
emerging markets may have relatively unstable
governments and therefore be susceptible to sudden adverse
  government action (such as nationalization of businesses,
   restrictions on foreign ownership or prohibitions against
    repatriation of assets). Security prices in emerging markets
can           also be significantly more volatile than in the
more developed           nations of the world, and communications
between the U.S. and           emerging market countries may be
unreliable, increasing the risk           of delayed settlements
of portfolio transactions or loss of           certificates for
portfolio securities. Delayed settlements could           cause
the Fund to miss attractive investment opportunities or
impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently
declines.           Finally, many emerging markets have
experienced and continue to           experience high rates of
inflation. In certain countries,           inflation has at times
accelerated rapidly to hyperinflationary           levels,
creating a negative interest rate environment and sharply
 eroding the value of outstanding financial assets in those countries.

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS:  The Fund
usually           effects its currency exchange transactions on a
spot (i.e., cash)           basis at the spot rate prevailing in
the foreign exchange market.           However, some price spread
on currency exchange (e.g., to cover           service charges)
is usually incurred when the Fund converts           assets from
one currency to another. The Fund may also be           affected
unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.













               FORWARD FOREIGN CURRENCY CONTRACTS:  A forward
foreign           currency contract involves an obligation to
purchase or sell a           specific currency at a future date
at a predetermined price.           Although these contracts are
intended to minimize the risk of           loss due to a decline
in the value of the hedged currencies, they           also tend
to limit any potential gain that might result should
the value of the currencies increase. In addition, there may be an imperfect correlation between the Fund's portfolio
holdings of           securities denominated in a particular
currency and forward           contracts entered into by the
Fund, which may prevent the Fund           from achieving the
intended hedge or expose the Fund to the risk           of
currency exchange loss.

               OPTIONS AND FUTURES TRANSACTIONS:  The Fund may
use various           techniques to increase or decrease its
exposure to changing           security prices, currency exchange
rates, commodity prices, or           other factors that affect
the value of the Fund's securities.           These techniques
may involve derivative transactions such as           purchasing
put and call options, selling put and call options,           and
engaging in transactions in currency rate futures, stock index futures and related options.

               The Fund may invest in options on stock indices
and on           individual securities in accordance with its
stated investment           objective and policies (see above). A
put option is a short-term           contract that gives the
purchaser of the option, in return for a           premium, the
right to sell the underlying security or currency to
the seller of the option at a specified price during the term of the option. A call option is a short-term contract that
gives the           purchaser the right to buy the underlying
security or currency           from the seller of the option at a
specified price during the           term of the option. An
option on a stock index gives the           purchaser the right
to receive from the seller cash equal to the           difference
between the closing price of the index and the           exercise
price of the option.

               The Fund may also enter into futures transactions
in           accordance with its stated investment objective and
policies.  A           stock index futures contract is an
agreement to take or make           delivery of an amount of cash
based on the difference between the           value of the index
at the beginning and at the end of the           contract period.
A foreign currency futures contract is a           standardized
contract for the future delivery of a specified           amount
of a foreign currency at a future date at a price established when the position is taken.

               Investors should be aware that the risks
associated with the           use of options and futures are
considerable. Options and futures           transactions
generally involve a small investment of cash           relative
to the magnitude of the risk assumed, and therefore
could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does
not           correlate well with the Fund's investments. The
Fund may also           experience a significant loss if it is
unable to close a












          particular position due to the lack of a liquid
secondary market.           For further information regarding the
use of options and futures           transactions and any
associated risks, see the SAI.

               REPURCHASE AGREEMENTS:  Repurchase agreements are
agreements           under which the Fund buys a money market
instrument and obtains a           simultaneous commitment from
the seller to repurchase the           instrument at a specified
time and agreed-upon yield. The Fund           may enter into
repurchase agreements with banks or broker-dealers
deemed to be creditworthy by IMI under guidelines approved by the
         Board of Trustees. The Fund could experience a delay in
obtaining           direct ownership of the underlying
collateral, and might incur a           loss if the value of the
security should decline.

               RESTRICTED AND ILLIQUID SECURITIES:  There may be
a lapse of           time between the Fund's decision to sell a
restricted or illiquid           security and the point at which
the Fund is permitted or able to           sell the security. If
adverse market conditions were to develop           during that
period, the Fund might obtain a price less favorable
than the price that prevailed when it decided to sell. In
 addition, issuers of restricted and other illiquid securities
may           not be subject to the disclosure and other investor
protection           requirements that would apply if their
securities were publicly           traded.

               SHARES OF OTHER INVESTMENT COMPANIES:  As a
shareholder of           an investment company, the Fund will
bear its ratable share of           the investment company's
expenses (including management fees, in           the case of a
management investment company).

               SMALL COMPANIES.  Investing in smaller company
stocks           involves certain special considerations and
risks that are not           usually associated with investing in
larger, more established           companies.  For example, the
securities of smaller companies may           be subject to more
abrupt or erratic market movements, because           they tend
to be thinly traded and are subject to a greater degree
to changes in the issuer's earnings and prospects.  Small
 companies also tend to have limited product lines, markets or financial resources.  Transaction costs in smaller company
stocks           also may be higher than those of larger
companies.

          ORGANIZATION AND MANAGEMENT OF THE FUND

               The Fund is a separate, diversified portfolio of
the Trust,           an open-end management investment company
organized as a           Massachusetts business trust on December
21, 1983.  The business           and affairs of the Fund are
managed under the direction of the           Trustees.
Information about the Trustees, as well as the Trust's
executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial
interest, and           currently has 17 separate portfolios. The
Fund has three classes           of shares, designated as Class
A, Class B and Class C.  Shares of           the Fund entitle
their holders to one vote per share (with           proportionate
voting for fractional shares). The shares of each












          class represent an interest in the same portfolio of
Fund           investments. Each class of shares has a different
Rule 12b-1           distribution plan and bears different
distribution fees. Shares           of each class have equal
rights as to voting, redemption,           dividends and
liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.

               The Trust employs IMI to provide business
management and           investment advisory services to the
Fund.  Mackenzie Investment           Management Inc. ("MIMI")
provides administrative and accounting           services, Ivy
Mackenzie Distributors, Inc. ("IMDI") distributes           the
Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC")
provides transfer agency and shareholder-related services for the
         Fund.  IMI, IMDI and IMSC are wholly-owned subsidiaries
of MIMI.            As of September 30, 1996, IMI and MIMI had
approximately $1.76           billion and $162 million,
respectively, in assets under           management. MIMI is a
subsidiary of Mackenzie Financial           Corporation, which
has been an investment counsel and mutual fund           manager
in Toronto, Ontario, Canada for more than 25 years.

          INVESTMENT MANAGER

                For IMI's business management and investment
advisory           services, the Fund pays IMI a fee, which is
accrued daily and           paid monthly, based on the Fund's
average net assets, at an           annual rate of 1.00%. The
fees paid by the Fund are higher than           those charged by
many funds that invest primarily in U.S.           securities,
but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

               Currently, IMI voluntarily limits the Fund's total
operating           expenses (excluding Rule 12b-1 fees,
interest, taxes, brokerage           commissions, litigation,
indemnification, and extraordinary           expenses) to an
annual rate of 1.95% of the Fund's average daily           net
assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be
terminated           at any time, at which point the Fund's
expenses may increase and           its total return may be
reduced.

               IMI pays all expenses that it incurs in rendering
management           services to the Fund. The Fund bears its own
operational costs.           General expenses of the Trust that
are not readily identifiable           as belonging to a
particular series of the Trust (or a particular           class
thereof) are allocated among and charged to each series
based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to
IMI           are subject to any reimbursement or fee waiver to
which IMI may           agree (and to any applicable state
regulations that may require           IMI to reimburse the Fund
if its aggregate operating expenses           exceed certain
limitations).















               PORTFOLIO MANAGEMENT: Barbara Trebbi, a Senior
Vice           President of IMI and managing director of the Ivy
emerging           markets research team, is the portfolio
manager of the Fund.  Ms.           Trebbi joined the
organization in 1988 and has eight years of
professional investment experience.  She is a Chartered Financial
         Analyst and holds a Graduate Diploma from the London
School of           Economics.

          FUND ADMINISTRATION AND ACCOUNTING

               MIMI provides various administrative services for
the Fund,           such as assisting with the preparation of
Federal and state           income tax returns, financial
statements and periodic reports to           shareholders. MIMI
also assists the Trust's legal counsel with           the filing
of registration statements, proxies and other required
filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Class A,
Class B           and Class C shares are subject to a fee,
accrued daily and paid           monthly, at an annual rate of
0.10%.

               MIMI also provides certain accounting and pricing
services           for the Fund (see "Fund Accounting Services"
in the SAI for more           information).

          TRANSFER AGENT

               IMSC is the transfer and dividend-paying agent for
the Fund,           and also provides certain shareholder-related
services. In           addition, certain broker-dealers that
maintain shareholder           accounts with the Fund through an
omnibus account provide           transfer agent and other
shareholder-related services that would           otherwise be
provided by IMSC if the individual accounts that
comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services"
in           the SAI).


          ALTERNATIVE PURCHASE ARRANGEMENTS

               CLASS A SHARES:  Class A shares are subject to an
initial           sales charge, unless the amount you purchase is
$500,000 or more           (see "Contingent Deferred Sales Charge
-- Class A Shares").           Certain purchases qualify for a
reduced initial sales charge (see           "Qualifying for a
Reduced Sales Charge"). Class A shares are           subject to
ongoing service fees at an annual rate of 0.25% of the
Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which
class of           shares you are purchasing, it will be assumed
that you are           investing in Class A shares.

               CLASS B AND CLASS C SHARES:  Class B and Class C
shares are           not subject to an initial sales charge, but
are subject to a CDSC           if redeemed within six years of
purchase, in the case of Class B           shares, or within one
year of purchase, in the case of Class C












          shares. Both classes of shares are subject to ongoing
service and           distribution fees at a combined annual rate
of up to 1.00% of the           Fund's average net assets
attributable to its Class B or Class C           shares. The
ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares.

               FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
The multi-          class structure of the Fund allows you to
choose the most           beneficial way to buy shares given the
size of your purchase and           the length of time you expect
to hold your shares. You should           consider whether,
during the anticipated life of your Fund           investment,
the accumulated service and distribution fees on           Class
B and Class C shares would be less than the initial sales
 charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential
would be           offset by the Class A shares' potentially
higher yield. Also,           sales personnel may receive
different compensation depending on           which class of
shares they are selling. The tables under the           caption
"Annual Fund Operating Expenses" at the beginning of this
 Prospectus contain additional information that is designed to assist you in making this determination.

          DIVIDENDS AND TAXES

               DIVIDENDS: Distributions you receive from the Fund
are           reinvested in additional shares of the same class
unless you           elect to receive them in cash.  Dividends
ordinarily will vary           from one class to another.

               The Fund intends to make a distribution for each
fiscal year           of any net investment income and net
realized short-term capital           gain, as well as any net
long-term capital gain realized during           the year. An
additional distribution may be made of net           investment
income, net realized short-term capital gains and net
realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions
of           Section 4982 of the Internal Revenue Code of 1986,
as amended           (the "Code").

               TAXATION:  The following discussion is intended
for general           information only. You should consult with
your tax adviser as to           the tax consequences of an
investment in a particular Fund,           including the status
of distributions from the Fund under           applicable state
or local law.

               The Fund intends to qualify annually as a
regulated           investment company under the Code. To
qualify, the Fund must meet           certain income,
distribution and diversification requirements. In           any
year in which the Fund qualifies as a regulated investment
  company and timely distributes all of its taxable income, the
       Fund generally will not pay any Federal income or excise tax.

               Dividends paid out of the Fund's investment
company taxable           income (including dividends, interest
and net short-term capital












          gains) will be taxable to a shareholder as ordinary
income. If a           portion of the Fund's income consists of
dividends paid by U.S.           corporations, a portion of the
dividends paid by the Fund may be           eligible for the
corporate dividends-received deduction.           Distributions
of net capital gains (the excess of net long-term
capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long
the           shareholder has held the Fund's shares. Dividends
are taxable to           shareholders in the same manner whether
received in cash or           reinvested in additional Fund
shares.

               If, for any year, the Fund's total distributions
exceed its           earnings and profits, the excess will
generally be treated as a           return of capital. The amount
treated as a return of capital will           reduce a
shareholder's adjusted basis in his/her shares (thereby increasing potential gain or reducing potential loss on the sale of shares) and, to the extent that the amount exceeds
this basis,           will be treated as a taxable gain.

               A distribution will be treated as paid on December
31 of the           current calendar year if it is declared by
the Fund in October,           November or December with a record
date in such a month and paid           by the Fund during
January of the following calendar year. Such
distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than
the           calendar year in which the distributions are
received.

               Investments in securities that are issued at a
discount will           result each year in income to the Fund
equal to a portion of the           excess of the face value of
the securities over their issue           price, even though the
Fund receives no cash interest payments           from the
securities.

               Income and gains received by the Fund from sources
within           foreign countries may be subject to foreign
withholding and other           taxes. Unless the Fund is
eligible and elects to "pass through"           to its
shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

               Any gain or loss realized by a shareholder upon
the sale or           other disposition of shares of the Fund, or
upon receipt of a           distribution in complete liquidation
of the Fund, generally will           be a capital gain or loss
which will be long-term or short-term,           generally
depending upon the shareholder's holding period for the shares.

               The Fund may be required to withhold U.S. Federal
income tax           at the rate of 31% of all taxable
distributions payable to           shareholders who fail to
provide the Fund with their correct           taxpayer
identification number or to make required certifications, or who have been notified by the Internal Revenue












          Service ("IRS") that they are subject to backup
withholding.           Backup withholding is not an additional
tax. Any amounts withheld           may be credited against the
shareholder's U.S. Federal income tax           liability.

               Fund distributions may be subject to state, local
and           foreign taxes. Distributions of the Fund which are
derived from           interest on obligations of the U.S.
Government and certain of its           agencies, authorities and
instrumentalities may be exempt from           state and local
taxes in certain states. Further information           relating
to tax consequences is contained in the SAI.

          PERFORMANCE DATA

               Performance information is computed separately for
each           class of Fund shares in accordance with formulas
prescribed by           the SEC. Performance information for each
class may be compared           in reports and promotional
literature to indices such as the           Standard and Poor's
500 Stock Index, Dow Jones Industrial           Average, and
Morgan Stanley Capital International World Index.
Advertisements, sales literature and communications to shareholders may also contain various expressions of the Fund's total return and current distribution rate. Performance
figures           will vary in part because of the different
expense structures of           the Fund's different classes. ALL
PERFORMANCE INFORMATION IS           HISTORICAL AND IS NOT
INTENDED TO SUGGEST FUTURE RESULTS.

               "Total return" is the change in value of an
investment in           the Fund for a specified period, and
assumes the reinvestment of           all distributions and
imposition of the maximum applicable sales           charge.
"Average annual total return" represents the average
annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for
one           year, five years and ten years as of the end of the
most recent           calendar quarter. Where the Fund provides
total return quotations           for other periods, or based on
investments at various sales           charge levels or at net
asset value, "total return" is based on           the total of
all income and capital gains paid to (and reinvested
by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the
purchase           price.

          HOW TO BUY SHARES

               OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make
your check           payable to Ivy Asia Pacific Fund. No third
party checks will be           accepted. Deliver these items to
your registered representative           or selling broker, or
send them to one of the addresses below:

               Regular Mail:

                             IVY MACKENZIE SERVICES CORP.
                                    P.O. BOX 3022












                              BOCA RATON, FL 33431-0922

               Courier:

                             IVY MACKENZIE SERVICES CORP.
                         700 SOUTH FEDERAL HIGHWAY, SUITE 300
                            BOCA RATON, FL 33432

               The Fund reserves the right to reject, for any
reason, any           purchase order.

               MINIMUM INVESTMENT POLICIES:  The minimum initial
investment           is $1,000; the minimum additional investment
is $100. Initial or           additional amounts for retirement
accounts may be less (see           "Retirement Plans").

               BUYING ADDITIONAL SHARES:  You may add to your
account at           any time through any of the following
options:

               BY MAIL:  Complete the investment slip attached to
your           statement, or write instructions including the
account           registration, Fund number and account number of
the shares you           wish to purchase. Send your check
(payable to the Fund in which           you are investing), along
with your investment slip or written           instructions, to
one of the addresses above.

               THROUGH YOUR BROKER:  Deliver the investment slip
attached           to your statement, or written instructions,
along with your           payment to your registered
representative or selling broker.

               BY WIRE:  Purchases may also be made by wiring
money from           your bank account to your Ivy account. Your
bank may charge a fee           for wiring funds. Before wiring
any funds, please call IMSC at 1-          800-777-6472. Wiring
instructions are as follows:

                         FIRST UNION NATIONAL BANK OF FLORIDA
                              JACKSONVILLE, FL
                                    ABA#063000021
                                ACCOUNT #2090002063833
                                FOR FURTHER CREDIT TO:
                            YOUR IVY ACCOUNT REGISTRATION
                         YOUR FUND NUMBER AND ACCOUNT NUMBER

               BY AUTOMATIC INVESTMENT METHOD:  Complete Sections
6A and 7B           on the Account Application (see "Automatic
Investment Method" on           page 27 for more information).

          HOW YOUR PURCHASE PRICE IS DETERMINED

               Your purchase price for Class A shares of the Fund
is the           net asset value ("NAV") per share plus a sales
charge, which may           be reduced or eliminated in certain
circumstances. The purchase           price per share is known as
the public offering price. Your           purchase price for
Class B and Class C shares is the NAV per












          share.

               Share purchases will be made at the next
determined price           after your purchase order is received.
The price is effective for           orders received by IMSC or
by your registered securities dealer           prior to the time
of the determination of the NAV. Any orders           received
after the time of the determination of the NAV will be entered at the next calculated price.

               Orders placed with a securities dealer before the
NAV is           determined that are transmitted through the
facilities of the           National Securities Clearing
Corporation on the same day are           confirmed at that day's
price. Any loss resulting from the           dealer's failure to
submit an order by the deadline will be borne           by that
dealer.

               You will receive an account statement after any
purchase,           exchange or full liquidation. Statements
related to reinvestment           of dividends, capital gains,
automatic investment plans (see the           SAI for further
explanation) and/or systematic withdrawal plans           will be
sent quarterly.

          HOW THE FUND VALUES ITS SHARES

               The NAV per share is the value of one share. The
NAV is           determined for each Class of shares as of the
close of the New           York Stock Exchange on each day the
Exchange is open by dividing           the value of the Fund's
net assets attributable to a class by the           number of
shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

               The Trust's Board of Trustees has established
procedures to           value the Fund's securities in order to
determine the NAV. The           value of a foreign security is
determined as of the normal close           of trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the New York Stock Exchange, if
   that is earlier. If no sale is reported at that time, the
average           between the current bid and asked price is
used. All other           securities for which OTC market
quotations are readily available           are valued at the
average between the current bid and asked           price.
Securities and other assets for which market prices are not readily available are valued at fair value, as determined by
        IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost.

          INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

               Shares are purchased at a public offering price
equal to           their NAV per share plus a sales charge, as
set forth below.
















                                                  SALES CHARGE


PORTION
      OF                                             AS A
AS A      PUBLIC                                             PERCEN-
    PERCEN-   OFFERING
TAGE       TAGE      PRICE
    OF PUBLIC  OF NET    RETAINED
           OFFERING   AMOUNT    BY            AMOUNT INVESTED
            PRICE      INVESTED  DEALER

           Less than $50,000 . . . . . . .  5.75%      6.10%
5.00%            $50,000 but less than $100,000
                          5.25%      5.54%     4.50%

           $100,000 but less than $250,000
                    4.50%      4.71%     3.75%
$250,000 but less than $500,000
         3.00%      3.09%     2.50%            $500,000 or over*
 . . . . . . .  0.00%      0.00%     0.00%

          *    A CDSC may apply to the redemption of Class A
shares that                are purchased without an initial sales
charge. See                "Contingent Deferred Sales Charge --
Class A Shares."

               Sales charges are not applied to any dividends or
capital           gains that are reinvested in additional shares
of the Fund. An           investor may be charged a transaction
fee for Class A shares           purchased or redeemed at NAV
through a broker or agent other than           IMDI.

               With respect to purchases of $500,000 or more
through           dealers or agents, IMDI may, at the time of
purchase, pay such           dealers or agents from its own
resources a commission to           compensate such dealers or
agents for their distribution           assistance in connection
with such purchases. The commission           would be computed
as set forth below:

                                 NAV COMMISSION TABLE

           PURCHASE AMOUNT
COMMISSION

           First $3,000,000  . . . . . . . . . . . . . . . .
1.00%

           Next $2,000,000 . . . . . . . . . . . . . . . . .
 .50%            Over $5,000,000 . . . . . . . . . . . . . . . . .
  .25%


               Dealers who receive 90% or more of the sales
charge may be           deemed to be "underwriters" as that term
is defined in the 1933           Act.

               IMDI compensates participating brokers who sell
Class A           shares through the initial sales charge. IMDI
retains that           portion of the initial sales charge that
is not reallowed to the           dealers, which it may use to
distribute the Fund's Class A           shares. Pursuant to
separate distribution plans for the Fund's












          Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the
cost of           printing and mailing prospectuses to persons
other than           shareholders. Pursuant to the Fund's Class A
distribution plans,           IMDI currently pays a continuing
service fee to qualified dealers           at an annual rate of
0.25% of qualified investments.

               IMDI may from time to time pay a bonus or other
incentive to           dealers (other than IMDI) which employ a
registered           representative who sells a minimum dollar
amount of the shares of           the Fund and/or other funds
distributed by IMDI during a           specified period of time.
This bonus or other incentive may take           the form of
payment for travel expenses, including lodging,
incurred in connection with trips taken by qualifying registered representatives and members of their families to places
within or           without the U.S. or other bonuses such as
gift certificates or           the cash equivalent of such bonus
or incentive.

          CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

               Purchases of $500,000 or more of Class A shares
will be made           at NAV with no initial sales charge, but
if the shares are           redeemed within 24 months after the
end of the calendar month in           which the purchase was
made (the CDSC period), a CDSC of 1.00%           will be
imposed.

               In order to recover commissions paid to dealers on
NAV           transfers (as defined in "Purchases of Class A
Shares at Net           Asset Value"), Class A shares of the Fund
are subject to a CDSC           of 1.00% for certain redemptions
within 24 months after the date           of purchase.

               The charge will be assessed on an amount equal to
the lesser           of the current market value or the original
purchase cost of the           Class A shares redeemed.
Accordingly, no CDSC will be imposed on           increases in
account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

               In determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. Therefore, it will be assumed           that the
redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class A Fund account at the time of           the initial
distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section












          403(b)(7) of the Code or a Keogh Plan; (ii) redemption
resulting           from tax-free return of an excess
contribution to an IRA; or           (iii) any partial or
complete redemption following the death or           disability
(as defined in Section 72(m)(7) of the Code) of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within
one year           of death or disability. IMDI may require
documentation prior to           waiver of the CDSC.

               Class A shareholders may exchange their Class A
shares           subject to a CDSC ("outstanding Class A shares")
for Class A           shares of another Ivy or Mackenzie Fund
("new Class A shares") on           the basis of the relative NAV
per Class A share, without the           payment of any CDSC that
would be due upon the redemption of the           outstanding
Class A shares. The original CDSC rate that would           have
been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

          QUALIFYING FOR A REDUCED SALES CHARGE

               RIGHTS OF ACCUMULATION (ROA):  Rights of
Accumulation           ("ROA") is calculated by determining the
current market value of           all Class A shares in all Ivy
or Mackenzie fund accounts (except           Ivy Money Market
Fund) owned by you, your spouse, and your           children
under 21 years of age. ROA is also applicable to
accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the
Code). The           current market value of each of your
accounts as described above           is added together and then
added to your current purchase amount.           If the combined
total is equal or greater than a breakpoint           amount for
the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4B of the Account Application.

               LETTER OF INTENT (LOI):  A Letter of Intent
("LOI") is a           non-binding agreement that states your
intention to invest in           additional Class A shares,
within a thirteen-month period after           the initial
purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign a LOI, please complete Section 4B of the Account Application.

               Should the LOI not be fulfilled within the
thirteen-month           period, your account will be debited for
the difference between           the full sales charge that
applies for the amount actually           invested and the
reduced sales charge actually paid on purchases           placed
under the terms of the LOI.

               PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
An investor           who was a shareholder of any Ivy Fund on
December 31, 1991 or a           shareholder of American
Investors Income Fund, Inc. or American           Investors
Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Ivy Bond Fund (formerly Mackenzie Fixed Income












          Trust) or Ivy Growth Fund as a result of the respective reorganizations of the funds will be exempt from sales
charges on           the purchase of Class A shares of any Ivy or
Mackenzie fund. This           privilege is also available to
immediate family members of a           shareholder (i.e., the
shareholder's children, the shareholder's           spouse and
the children of the shareholder's spouse). This no-          load
privilege terminates for the investor if the investor
redeems all shares owned. Shareholders and their relatives as described above should call 1-800-235-3322 for information
about           additional purchases or to inquire about their
account.

               Class A shares of the Fund may be purchased
without an           initial sales charge or CDSC by (i) officers
and Trustees of the           Trust (and their relatives), (ii)
officers, directors, employees,           retired employees,
legal counsel and accountants of IMI, MIMI,           and MFC
(and their relatives), and (iii) directors, officers,
partners, registered representatives, employees and retired
   employees (and their relatives) of dealers having a sales
    agreement with IMDI (or trustees or custodians of any
qualified           retirement plan or IRA established for the
benefit of any such           person). In addition, certain
investment advisors and financial           planners who charge a
management, consulting or other fee for           their services
and who place trades for their own accounts or the
accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who
maintains an           omnibus account with that Fund. Also,
clients of these advisors           and planners may make
purchases under the same conditions if the           purchases
are through the master account of such advisor or
planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation
plans           and trusts used to fund those plans including,
but not limited           to, those defined in Section 401(a),
403(b) or 457 of the Code           and "Rabbi Trusts" whose
assets are used to purchase shares of           the Fund through
the aforementioned channels.

               Class A shares of the Fund may be purchased at NAV
by           retirement plans qualified under section 401(a) or
403(b) of the           Code, subject to the Employee Retirement
Income Security Act of           1974, as amended. A CDSC of
1.00% will be imposed on such           purchases in the event of
certain plan-level redemption           transactions within 24
months following such purchases.

               If investments by retirement plans at NAV are made
through a           dealer who has executed a dealer agreement
with respect to the           Fund, IMDI may, at the time of
purchase, pay the dealer out of           IMDI's own resources a
commission to compensate the dealer for           its
distribution assistance in connection with the retirement
 plan's investment. Please refer to the NAV Commission Table on page [___] of this Prospectus. Please contact IMDI for
additional           information.

               Class A shares can also be purchased without an
initial           sales charge, but subject to a CDSC of 1.00%
during the first 24












          months by: (a) any state, county, city (or any
instrumentality,           department, authority or agency of
such entities) that is           prohibited by applicable
investment laws from paying a sales           charge or
commission when purchasing shares of a registered
investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar
organizations           in their fiduciary capacity or for their
own accounts, subject to           any minimum requirements set
by IMDI (currently, these criteria           require that the
amount invested or to be invested in the           subsequent 13-
month period totals at least $250,000). In either           case,
IMDI may pay commissions to dealers that provide
distribution assistance on the same basis as in the preceding paragraph.

               Class A shares of the Fund may also be purchased
without a           sales charge in connection with certain
liquidation, merger or           acquisition transactions
involving other investment companies or           personal
holding companies.

               The Fund may, from time to time, waive the initial
sales           charge on its Class A shares sold to clients of
various broker-          dealers with which IMDI has a selling
relationship. This           privilege will apply only to Class A
Shares of the Fund that are           purchased using all or a
portion of the proceeds obtained by such           clients
through redemptions of shares (on which a commission has
been paid) of an investment company (other than Mackenzie Series
        Trust or the Trust), unit investment trust or limited
partnership           ("NAV transfers"). Some dealers may elect
not to participate in           this program. Those dealers that
do elect to participate in the           program must complete
certain forms required by IMDI. The normal           service fee,
as described in the "Initial Sales Charge           Alternative -
- Class A Shares" and "Contingent Deferred Sales           Charge
Alternative -- Class B and Class C Shares" sections of
this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or
waivers may be           obtained from IMDI at the address listed
on the cover of the           Prospectus.

          CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B
AND CLASS           C SHARES

               Class B and Class C shares are offered at NAV per
share           without a front end sales charge. Class C shares
redeemed within           one year of purchase will be subject to
a CDSC of 1%, and Class B           shares redeemed within six
years of purchase will be subject to a           CDSC at the
rates set forth below. This charge will be assessed           on
an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including
shares           derived from dividends or capital gains
reinvested. In           determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the












          lowest possible rate being charged. It will be assumed
that your           redemption comes first from shares you have
held beyond the           requisite maximum holding period or
those you acquire through           reinvestment of dividends or
capital gains, and next from the           shares you have held
the longest during the requisite holding           period.

               Proceeds from the CDSC are paid to IMDI. The
proceeds are           used, in whole or in part, to defray its
expenses related to           providing the Fund with
distribution services in connection with           the sale of
Class B and Class C shares, such as compensating
selected dealers and agents for selling these shares. The
 combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C
shares           without deducting a sales charge at the time of
the purchase.

               In the case of Class B shares, the amount of the
CDSC, if           any, will vary depending on the number of
years from the time you           purchase your Class B shares
until the time you redeem them.           Solely for purposes of
determining this holding period, any           payments you make
during the quarter will be aggregated and           deemed to
have been made on the last day of the quarter. In the
case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will
be           deemed to have been made on the last day of the
month.









































          CLASS B SHARES

CONTINGENT
     DEFERRED
        SALES CHARGE
               AS A
              PERCENTAGE OF
                      DOLLAR AMOUNT
                              SUBJECT TO            YEAR SINCE
PURCHASE                               CHARGE

           First . . . . . . . . . . . . . . . . . . . . .   5%
        Second  . . . . . . . . . . . . . . . . . . . .   4%

           Third . . . . . . . . . . . . . . . . . . . . .   3%
        Fourth  . . . . . . . . . . . . . . . . . . . .   3%
     Fifth . . . . . . . . . . . . . . . . . . . . .   2%
  Sixth . . . . . . . . . . . . . . . . . . . . .   1%
Seventh and thereafter  . . . . . . . . . . . .   0%

               IMDI currently intends to pay to dealers a sales
commission           of 4% of the sale price of Class B shares
that they have sold,           and will receive the entire amount
of the CDSC paid by           shareholders on the redemption of
Class B shares to finance the           4% commission and related
marketing expenses.

               With respect to Class C shares, IMDI currently
intends to           pay to dealers a sales commission of 1% of
the sale price of           Class C shares that they have sold, a
portion of which is to           compensate the dealers for
providing Class C shareholder account           services during
the first year of investment. IMDI will receive           the
entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

               Pursuant to separate distribution plans for the
Fund's Class           B and Class C shares, IMDI bears various
promotional and sales           related expenses, including the
cost of printing and mailing           prospectuses to persons
other than shareholders. Under the Fund's           Class B Plan,
IMDI retains 0.75% of the continuing 1.00%
service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an
annual           rate of 0.25% of qualified investments. Under
the Class C Plan,           IMDI pays continuing
service/distribution fees to qualified           dealers at an
annual rate of 1.00% of qualified investments after           the
first year of investment (0.25% of which represents a service fee).

               CONVERSION OF CLASS B SHARES:  Your Class B shares
and an           appropriate portion of both reinvested dividends
and capital           gains on those shares will be converted
into Class A shares           automatically no later than the
month following eight years after           the shares were
purchased, resulting in lower annual distribution           fees.
If you exchanged Class B shares into the Fund from Class B













          shares of another Ivy or Mackenzie fund, the
calculation will be           based on the time the shares in the
original fund were purchased.

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class B or Class C Fund account at the           time of the
initial distribution) (i.a) following retirement           under
a tax qualified retirement plan, or (i.b) upon attaining
age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii)
redemption           resulting from tax-free return of an excess
contribution to an           IRA; or (iii) any partial or
complete redemption following the           death or disability
(as defined in Section 72(m)(7) of the Code)           of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

               ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:  IMDI
may, at           its own expense, pay concessions in addition to
those described           above to dealers that satisfy certain
criteria established from           time to time by IMDI. These
conditions relate to increasing sales           of shares of the
Fund over specified periods and to certain other
factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the
dealer           during a particular period, and (ii) 0.10% of
the value of Fund           shares held by the dealer's customers
for more than one year,           calculated on an annual basis.

          HOW TO REDEEM SHARES

               You may redeem your Fund shares through your
registered           securities representative, by mail or by
telephone. A CDSC may           apply to certain Class A share
redemptions, to Class B share           redemptions prior to
conversion and to Class C shares that are           redeemed
within one year of purchase. All redemptions are made at
the NAV next determined after a redemption request has been
   received in good order. Requests for redemptions must be
received           by 4:00 p.m. Eastern time to be processed at
the NAV for that           day. Any redemption request in good
order that is received after           4:00 p.m. Eastern time
will be processed at the price determined           on the
following business day. IF SHARES TO BE REDEEMED WERE
PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED
    UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE
DATE           OF PURCHASE. If you own shares of more than one
class of the           Fund, the Fund will redeem first the
shares having the highest           12b-1 fees; any shares
subject to a CDSC will be redeemed last           unless you
specifically elect otherwise.

               When shares are redeemed, the Fund generally sends
you           payment on the next business day. Under unusual
circumstances,           the Fund may suspend redemptions or
postpone payment to the












          extent permitted by Federal securities laws. The
proceeds of the           redemption may be more or less than the
purchase price of your           shares, depending upon, among
other factors, the market value of           the Fund's
securities at the time of the redemption. If the
redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an
address change           has occurred in the last 30 days, it
must be requested in writing           with a signature
guarantee. See "Signature Guarantees," below.

               If you are not certain of the requirements for a
redemption,           please contact IMSC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is           responsible for promptly transmitting
redemption orders.           Redemptions requested by dealers
will be made at the NAV (less           any applicable CDSC)
determined at the close of regular trading           (4:00 p.m.
Eastern time) on the day that a redemption request is received in good order by IMSC.

               BY MAIL:  Requests for redemption in writing are
considered           to be in "proper or good order" if they
contain the following:

               -    Any outstanding certificate(s) for shares
being                     redeemed.

               -    A letter of instruction, including the
account                     registration, fund number, the
account number and the                     dollar amount or
number of shares to be redeemed.

               -    Signatures of all registered owners whose
names appear                     on the account.

               -    Any required signature guarantees.

               -    Other supporting legal documentation, if
required (in                     the case of estates, trusts,
guardianships,                     corporations, unincorporated
associations, retirement                     plan trustees or
others acting in representative                     capacities).

               The dollar amount or number of shares indicated
for           redemption must not exceed the available shares or
NAV of your           account at the next-determined prices. If
your request exceeds           these limits, then the trade will
be rejected in its entirety.

               Mail your request to IMSC at one of the addresses
on page 15           of this Prospectus.

               BY TELEPHONE:  Individual and joint accounts may
redeem up           to $50,000 per day over the telephone by
contacting IMSC at 1-          800-777-6472. In times of unusual
economic or market changes, the           telephone redemption
privilege may be difficult to implement. If           you are
unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

               Checks will be made payable to the current account registration and sent to the address of record. If there
has been           a change of address in the last 30 days,
please use the           instructions for redemption requests by
mail described above. A           signature guarantee would be
required.

               Requests for telephone redemptions will be
accepted from the           registered owner of the account, the
designated registered           representative or the registered
representative's assistant.

               Shares held in certificate form cannot be redeemed
by                telephone.

               If Section 6E of the Account Application is not
completed,           telephone redemption privileges will be
provided automatically.           Although telephone redemptions
may be a convenient feature, you           should realize that
you may be giving up a measure of security           that you may
otherwise have if you terminated the privilege and
redeemed your shares in writing. If you do not wish to make
   telephone redemptions or let your registered representative do
so           on your behalf, you must notify IMSC in writing.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE:
For           shareholders who established this feature at the
time they opened           their account, telephone instructions
will be accepted for           redemption of amounts up to
$50,000 ($1,000 minimum) and proceeds           will be wired on
the next business day to a predesignated bank           account.

               In order to add this feature to an existing
account or to           change existing bank account information,
please submit a letter           of instructions including your
bank information to IMSC at the           address provided above.
The letter must be signed by all           registered owners, and
their signatures must be guaranteed.

               Your account will be charged a fee of $10 each
time           redemption proceeds are wired to your bank. Your
bank may also           charge you a fee for receiving a Federal
Funds wire.

               Neither IMSC nor the Fund can be responsible for
the           efficiency of the Federal Funds wire system or the
shareholder's           bank.















          MINIMUM ACCOUNT BALANCE REQUIREMENTS

               Due to the high cost of maintaining small accounts
and           subject to state law requirements, the Fund may
redeem the           accounts of shareholders whose investment,
including sales           charges paid, has been less than $1,000
for more than 12 months.           The Fund will not redeem an
account unless the shareholder has           been given at least
60 days' advance notice of the Fund's           intention to do
so. No redemption will be made if a shareholder's
account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does
not apply           to IRAs, other retirement accounts and
UGMA/UTMA accounts.

          SIGNATURE GUARANTEES

               For your protection, and to prevent fraudulent
redemptions,           we require a signature guarantee in order
to accommodate the           following requests:

               -    Redemption requests over $50,000.

               -    Requests for redemption proceeds to be sent
to someone                     other than the registered
shareholder.

               -    Requests for redemption proceeds to be sent
to an                     address other than the address of
record.

               -    Registration transfer requests.

               -    Requests for redemption proceeds to be wired
to your                     bank account (if this option was not
selected on your                     original application, or if
you are changing the bank                     wire information).

               A signature guarantee may be obtained only from an
eligible           guarantor institution as defined in Rule
17Ad-15 of the           Securities Exchange Act of 1934, as
amended. An eligible           guarantor institution includes
banks, brokers, dealers, municipal           securities dealers,
government securities dealers, government           securities
brokers, credit unions, national securities exchanges,
registered securities associations, clearing agencies and savings associations. The signature guarantee must not be
qualified in           any way. Notarizations from notary publics
are not the same as           signature guarantees, and are not
accepted.

               Circumstances other than those described above may
require a           signature guarantee. Please contact IMSC at
1-800-777-6472 for           more information.

          CHOOSING A DISTRIBUTION OPTION

               You have the option of selecting the distribution
option           that best suits your needs:













               AUTOMATIC REINVESTMENT OPTION -- Both dividends
and capital           gains are automatically reinvested at NAV
in additional shares of           the same class of the Fund
unless you specify one of the other           options.

               INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both           dividends and capital gains are automatically
invested at NAV in           another Ivy or Mackenzie Fund of the
same class.

               DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will           be paid in cash. Capital gains will be
reinvested at NAV in           additional shares of the same
class of the Fund or another Ivy or           Mackenzie Fund of
the same class.

               DIVIDENDS AND CAPITAL GAINS IN CASH -- Both
dividends and           capital gains will be paid in cash.

               If you wish to have your cash distributions
deposited           directly to your bank account via electronic
funds transfer           ("EFT"), or if you wish to change your
distribution option,           please contact IMSC at
1-800-777-6472.

               If you wish to have your cash distributions go to
an address           other than the address of record, you must
provide IMSC with a           letter of instruction signed by all
registered owners with           signatures guaranteed.

          TAX IDENTIFICATION NUMBER

               In general, to avoid being subject to a 31% U.S.
Federal           backup withholding tax on dividends, capital
gains distributions           and redemption proceeds, you must
furnish the Fund with your           certified tax identification
number ("TIN") and certify that you           are not subject to
backup withholding due to prior underreporting           of
interest and dividends to the IRS. If you fail to provide a
   certified TIN, or such other tax-related certifications as the
         Fund may require, within 30 days of opening your new
account, the           Fund reserves the right to involuntarily
redeem your account and           send the proceeds to your
address of record.

               You can avoid the above withholding and/or
redemption by           correctly furnishing your TIN, and making
certain certifications,           in Section 2 of the Account
Application at the time you open your           new account,
unless the IRS requires that backup withholding be applied to your account.

               Certain payees, such as corporations, generally
are exempt           from backup withholding. Please complete IRS
Form W-9 with the           new account application to claim this
exemption. If the           registration is for an UGMA/UTMA
account, please provide the           social security number of
the minor. Non-U.S. investors who do           not have a TIN
must provide, with their Account Application, a completed IRS Form W-8.













          CERTIFICATES

               In order to facilitate transfers, exchanges and
redemptions,           most shareholders elect not to receive
certificates. Should you           wish to have a certificate
issued, please contact IMSC at 1-800-          777-6472 and
request that one be sent to you. (Retirement plan
accounts are not eligible for this service).  Please note that if you were to lose your certificate, you would incur an
expense to           replace it.

               Certificates requested by telephone for shares
valued up to           $50,000 will be issued to the current
registration and mailed to           the address of record.
Should you wish to have your certificates           mailed to a
different address, or registered differently from the current registration, contact IMSC 1-800-777-6472.

          EXCHANGE PRIVILEGE

               Shareholders of the Fund have an exchange
privilege with           other Ivy and Mackenzie funds. The Fund
reserves the right to           reject, for any reason, any
exchange orders.

               Class A shareholders may exchange their
outstanding Class A           shares for Class A shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class A share, plus an amount equal           to
the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at
the           time of the exchange on the new Class A shares.
Incremental sales           charges are waived for outstanding
Class A shares that have been           invested for 12 months or
longer.

               Class B (and Class C) shareholders may exchange
their           outstanding shares for Class B (or Class C)
shares of another Ivy           or Mackenzie Fund on the basis of
the relative NAV per share,           without the payment of any
CDSC that would otherwise be due upon           redemption. Class
B shareholders who exercise the exchange           privilege
would continue to be subject to the original Fund's
CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

               Shares resulting from the reinvestment of
dividends and           other distributions will not be charged
an initial sales charge           or a CDSC when exchanged into
another Ivy or Mackenzie Fund.

               Exchanges are considered to be taxable events, and
may           result in a capital gain or a capital loss for tax
purposes.           Before executing an exchange, you should
obtain and read the           prospectus and consider the
investment objective of the fund to           be purchased.
Shares must be uncertificated in order to execute a
telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended
to           provide shareholders a means by which to speculate
on short-term           movements in the market. The Fund
reserves the right to limit the           frequency of exchanges.
Exchanges are accepted only if the












          registrations of the two accounts are identical.
Amounts to be           exchanged must meet minimum investment
requirements for the Ivy           or Mackenzie Fund into which
the exchange is made.

               With respect to shares subject to a CDSC, if less
than all           of an investment is exchanged out of the Fund,
the shares           exchanged will reflect, pro rata, the cost,
capital appreciation           and/or reinvestment of
distributions of the original investment           as well as the
original purchase date, for purposes of           calculating any
CDSC for future redemptions of the exchanged           shares.

               An investor who was a shareholder of American
Investors           Income Fund, Inc. or American Investors
Growth Fund, Inc. prior           to October 31, 1988, or a
shareholder of the Ivy Funds prior to           December 31,
1991, who became a shareholder of the Fund as a           result
of a reorganization or merger between the Funds may
exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund,
Inc. or           American Investors Growth Fund, Inc. on or
after October 31,           1988, who became a shareholder of the
Fund as a result of the           reorganization between the
Funds will receive credit toward any           applicable sales
charge imposed by any Ivy or Mackenzie Fund into           which
an exchange is made.

               In calculating the sales charge assessed on an
exchange,           shareholders will be allowed to use the
Rights of Accumulation           privilege.

               EXCHANGES BY TELEPHONE:  If Section 6D of the
Account           Application is not completed, telephone
exchange privileges will           be provided automatically.
Although telephone exchanges may be a           convenient
feature, you should realize that you may be giving up           a
measure of security that you may otherwise have if you
terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must
notify           IMSC in writing.

               In order to execute an exchange, please contact
IMSC at 1-          800-777-6472. Have the account number of your
current fund and           the exact name in which it is
registered available to give to the           telephone
representative.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
exchange instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               EXCHANGES IN WRITING:  In a letter, request an
exchange and           provide the following information:













          -    The name and class of the fund whose shares you
currently                own.

          -    Your account number.

          -    The name(s) in which the account is registered.

          -    The name of the fund in which you wish your
exchange to be                invested.

          -    The number of shares or the dollar amount you wish
to                exchange.

               The request must be signed by all registered owners.

          REINVESTMENT PRIVILEGE

               Investors who have redeemed Class A shares of the
Fund have           a one-time privilege of reinvesting all or a
part of the proceeds           of the redemption back into Class
A shares of that Fund at NAV           (without a sales charge)
within 60 days after the date of           redemption. IN ORDER
TO REINVEST WITHOUT A SALES CHARGE,           SHAREHOLDERS OR
THEIR BROKERS MUST INFORM IMSC THAT THEY ARE           EXERCISING
THE REINVESTMENT PRIVILEGE AT THE TIME OF           REINVESTMENT.
The tax status of a gain realized on a redemption
generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption.
In           addition, upon a reinvestment, the shareholder may
not be           permitted to take into account sales charges
incurred on the           original purchase of shares in
computing their taxable gain or           loss.

          SYSTEMATIC WITHDRAWAL PLAN

               You may elect the Systematic Withdrawal Plan at
any time by           completing the Account Application, which
is attached to this           Prospectus. You can also obtain
this application by contacting           your registered
representative or IMSC at 1-800-777-6472. To be
eligible, you must have at least $5,000 in your account. Payments
         (minimum distribution amount -- $50) from your account
can be           made monthly, quarterly, semiannually, annually
or on a selected           monthly basis, to yourself or any
other designated payee. You may           elect to have your
systematic withdrawal paid directly to your           bank
account via EFT, at no charge. Share certificates must be
 unissued (i.e., held by the Fund) while the plan is in effect. A
         Systematic Withdrawal Plan may not be established if you
are           currently participating in the Automatic Investment
Method. For           more information, please contact IMSC at
1-800-777-6472.

               If payments you receive through the Systematic
Withdrawal           Plan exceed the dividends and capital
appreciation of your           account, you will be reducing the
value of your account.












          Additional investments made by shareholders
participating in the           Systematic Withdrawal Plan must
equal at least $1,000 while the           plan is in effect.
However, it may not be advantageous to           purchase
additional Class A, Class B or Class C shares when you
have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A
shares or to           a CDSC imposed on your redemptions of
Class B or Class C shares.           In addition, redemptions are
taxable events.

               Amounts paid to you through the Systematic
Withdrawal Plan           are derived from the redemption of
shares in your account. Any           applicable CDSC will be
assessed upon the redemptions. A CDSC           will not be
assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

               Should you wish at any time to add a Systematic
Withdrawal           Plan to an existing account or change payee
instructions, you           will need to submit a written
request, signed by all registered           owners, with
signatures guaranteed.

               Retirement accounts are eligible for Systematic
Withdrawal           Plans. Please contact IMSC at 1-800-777-6472
to obtain the           necessary paperwork to establish a plan.

               If the U.S. Postal Service cannot deliver your
checks, or if           deposits to a bank account are returned
for any reason, your           redemptions will be discontinued.

          AUTOMATIC INVESTMENT METHOD

               You may authorize an investment to be
automatically drawn           each month from your bank for
investment in Fund shares by           completing Sections 6A and
7B of the Account Application. Attach           a "voided" check
or deposit slip to your account application. At           pre-
specified intervals, your bank account will be debited and
  the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per
month for           retirement plans). There is no charge to you
for this program.

               You may terminate or suspend your Automatic
Investment           Method by telephone at any time by
contacting IMSC at 1-800-777-          6472.

               If you have investments being withdrawn from a
bank account           and we are notified that the account has
been closed, your           Automatic Investment Method will be
discontinued.

          CONSOLIDATED ACCOUNT STATEMENTS

               Shareholders with two or more Ivy or Mackenzie
fund accounts           having the same taxpayer I.D. number will
receive a single           quarterly account statement, unless
otherwise specified. This           feature consolidates the
activity for each account onto one












          statement. Requests for quarterly consolidated
statements for all           other accounts must be submitted in
writing and must be signed by           all registered owners.

          RETIREMENT PLANS

               The Ivy and Mackenzie family of funds offer
several tax-          sheltered retirement plans that may fit
your needs:

               - IRA (Individual Retirement Account)

               - 401(k), Money Purchase Pension and Profit
Sharing Plans

               - SEP-IRA (Simplified Employee Pension Plan)

               - 403(b)(7) Plan

               Minimum initial and subsequent investments for
retirement           plans are $25.

               Investors Bank & Trust, which serves as custodian
or trustee           under the retirement plan prototypes
available from the Fund,           charges certain nominal fees
for annual maintenance. A portion of           these fees is
remitted to IMSC, as compensation for its services           to
the retirement plan accounts maintained with the Fund.

               Distributions from retirement plans are subject to
certain           requirements under the Code. Certain
documentation, including IRS           Form W4-P, must be
provided to IMSC prior to taking any           distribution.
Please contact IMSC for details. The Ivy and           Mackenzie
family of funds and IMSC assume no responsibility to
determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please
contact           your broker or tax adviser.

               Please call IMSC at 1-800-777-6472 for complete
information           kits describing the plans, their benefits,
restrictions,           provisions and fees.

          SHAREHOLDER INQUIRIES

               Inquiries regarding the Fund should be directed to
IMSC at           1-800-777-6472.























                                IVY ASIA PACIFIC FUND
                                 ACCOUNT APPLICATION
                USE THIS APPLICATION FOR CLASS A, CLASS B AND
CLASS C

            Please mail applications and checks to: Ivy Mackenzie
Services                    Corp., P.O. Box 3022, Boca Raton, FL
33431-0922.            (This application should not be used for
retirement accounts for                                which Ivy
is custodian.)

          Account Number:

          (Fund Use Only)

          Dealer #:
          Branch #:
          Rep. I.D. #:
          Acct. Type:
          Soc Cd:
          Div Cd:
          CG Cd:
          Exc Cd:
          Red Cd:


          1    REGISTRATION

               / / Individual
               / / Joint Tenant
               / / Estate
               / / UGMA/UTMA
               / / Corporation
               / / Partnership
               / / Sole Proprietor
               / / Trust
               / / Other

               Date of Trust
               Owner, Custodian or Trustee
               Co-owner or Minor
               Minor's State of Residence
               Street
               City
               State
               Zip Code
               Phone Number -- Day
               Phone Number -- Evening

          2    TAX ID

               Citizenship: / / U.S. / / Other ________________

               Social Security Number
               Tax Identification Number












               Under penalties of perjury, I certify by signing
in Section                8 below that: (1) the number shown in
this section is my                correct taxpayer identification
number (TIN), and (2) I am                not subject to backup
withholding because: (a) I have not                been notified
by the Internal Revenue Service (IRS) that I                am
subject to backup withholding as a result of a failure to
      report all interest or dividends, or (b) the IRS has
       notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or
dividends                on your tax return.) Please see the "Tax
Identification                Number" section of the Prospectus
for additional information                on completing this
section.

          3    DEALER INFORMATION

               The undersigned ("Dealer") agrees to all
applicable                provisions in this Application,
guarantees the signature and                legal capacity of the
Shareholder, and agrees to notify IMSC                of any
purchases made under a Letter of Intent or Rights of Accumulation.

               Dealer Name
               Branch Office Address
               City
               State
               Zip Code
               Representative's Name and Number
               Representative's Phone Number
               Authorized Signature of Dealer

          4    INVESTMENTS

               A.   Enclosed is my check ($1,000 minimum) made
payable to                     Ivy Asia Pacific Fund.  Please
invest it in Class A __                     or Class B __ or
Class C shares.*

                    $_______________________(Amount Enclosed)

               B.   I qualify for an elimination of the sales
charge due to                     the following privilege
(applies only to Class A                     shares):

                    __   New Letter  of Intent (if ROA or 90-day
backdate                          privilege is applicable,
provide account(s)                          information below.)
                    __   ROA with the account(s) listed below.
                __   Existing Letter of Intent with account(s)
listed                          below.

                    Fund Name(s)
                    Account Number(s)













                    If establishing a Letter of Intent, you will
need to                     purchase Class A shares over a
thirteen-month period in                     accordance with the
provisions in the Prospectus.  The                     Aggregate
amount of these purchases will be at least
equal to the amount indicated below (see Prospectus for
         minimum amount required for reduced sales charges).
              /  /      $  50,000
                    /  / $100,000
                    /  / $250,000
                    /  / $500,000

               C.   FOR DEALER USE
                    Confirmed trade orders: [Confirm Number,
Number of                     Shares, Trade Date]

          5    DISTRIBUTION OPTIONS

               I would like to reinvest dividends and capital
gains into                additional shares in this account at
net asset value unless                a different option is
checked below.

               A.   /  / Reinvest all dividends and capital gains
into                          additional shares of a different
Ivy or Mackenzie                          fund.

                    Fund Name
                    Account Number

               B.   /  / Pay all dividends in cash and reinvest
capital                          gains into additional shares in
this Fund or a                          different Ivy or
Mackenzie fund.

                    Fund Name
                    Account Number

               C. / / Pay all dividends and capital gains in cash.

               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
C OR D                ABOVE, BE:

               /  / Sent to the address listed in the
registration.                /  /      Sent to the special payee
listed in Section                 7A /  / (By Mail)
               7B /  / (By E.F.T.)

          6    OPTIONAL SPECIAL FEATURES

               A.   /  / Automatic Investment Method (AIM)

               -    I wish to invest _________________
                    /  / once per month
                    /  / twice
                    /  / 3 times
                    /  / 4 times












               -    My bank account will be debited on the
_________ day of                     the month

               Please invest $___________________ each period
starting in                the month of __________________ in Ivy
Asia Pacific Fund.                /  / Class A
               /  / Class B
               /  / Class C

               /  / I have attached a voided check to ensure my
correct                     bank account will be debited.

               B.   Systematic Withdrawal Plans**

               I wish to automatically withdraw funds from my
account in                Ivy Asia Pacific Fund

               /  / Monthly /  / Quarterly / /Semiannually / /
Annually

                / / Once / / Twice / / 3 times / / 4 times per month

               I request the distribution be:

               /  / Sent to the address listed in the
registration.                /  / Sent to the special payee
listed in Section 7.                /  / Invested into additional
shares of the same class of a                     different Ivy
Mackenzie fund.

               Fund Name
               Account Number

               Amount $__________________(Minimum $50) starting
on or about                the

               -    _______ day of the month
               -    _______ day of the month
               -    _______ day of the month*

               NOTE: Account minimum: $5,000 in shares at current
offering                price

               C.   Electronic Funds Transfer for Redemption
Proceeds**

                    I authorize the Agent to honor telephone
instructions                     for the redemption of Fund
shares up to $50,000.                     Proceeds may be wire
transferred to the bank account                     designated
($1,000 minimum).  (Complete Section 7B)

               D.   Telephone Exchanges**    /  / Yes         /
/ No

                    I authorize exchanges by telephone among the
Ivy and                     Mackenzie family of funds upon
instructions from any                     person as more fully
described in the Prospectus. To                     change this
option once established, written












                    instructions must be received from the
shareholder of                     record or the current
registered representative.

                    If neither box is checked, the telephone
exchange                     privilege will be provided
automatically.

               E.   Telephonic Redemptions** /  / Yes         /
/ No

                    The Fund or its agents are authorized to
honor                     telephone instructions from any person
as more fully                     described in the Prospectus for
the redemption of Fund                     shares. The amount of
the redemption shall not exceed                     $50,000 and
the proceeds are to be payable to the
shareholder of record and mailed to the address of
    record. To change this option once established, written
             instructions must be received from the shareholder
of                     record or the current registered
representative.

                    If neither box is checked, the telephone
redemption                     privilege will be provided
automatically.

               *    There must be a period of at least seven
calendar days                     between each
investment/withdrawal period.

               **   This option may not be used if shares are
issued in                     certificate form.

          7    SPECIAL PAYEE

               A.   MAILING ADDRESS

                    Please send all disbursements to this special payee:

                    Name of Bank or Individual
                    Account Number (If Applicable)
                    Street
                    City/State/Zip

               B.   FED WIRE / E.F.T. INFORMATION

                    Financial Institution
                    ABA #
                    Account #
                    Street
                    City/State/Zip
                    (Please attach a voided check)

          8    SIGNATURES

               Investors should be aware that the failure to
check the "No"                under Section 6D or 6E above means
that the Telephone                Exchange/Redemption Privileges
will be provided. The Funds                employ reasonable
procedures that require personal                identification
prior to acting on  exchange/redemption












               instructions communicated by telephone to confirm
that such                instructions are genuine. In the absence
of such procedures,                a Fund may be liable for any
losses due to unauthorized or                fraudulent telephone
instructions. Please see "Exchange                Privilege" and
"How to Redeem Shares" in the Prospectus for                more
information on these privileges.

               I certify to my legal capacity to purchase or
redeem shares                of the Fund for my own account or
for the account of the                organization named in
Section 1.  I have received a current                Prospectus
and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

               THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR
CONSENT                TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE                CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.

               ______________________________
________________________                Signature of Owner,
Custodian,     Date
               Trustee or Corporate Officer

               ______________________________
________________________                Signature of Joint Owner,
        Date
               Co-Trustee or Corporate Officer


          IAPGF-1-896






































          PROSPECTUS
January 1, 1997

          IVY INTERNATIONAL VALUE FUND

               Ivy Fund (the "Trust") is a registered investment
company           currently consisting of seventeen separate
portfolios. One of           these portfolios, Ivy International
Value Fund, is described in           this Prospectus.

               This Prospectus sets forth concisely the
information about           the Fund that a prospective investor
should know before           investing. Please read it carefully
and retain it for future           reference. Additional
information about the Fund is contained in           the
Statement of Additional Information for the Fund dated
January 1, 1997 (the "SAI"), which has been filed with the
  Securities and Exchange Commission and is incorporated by
   reference into this Prospectus. The SAI is available upon
request           and without charge from the Trust at the
Distributor's address           and telephone number below.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES           COMMISSION NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY           STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY           OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

          TABLE OF CONTENTS
          Expense Information . . . . . . . . . . . . . . . . . .
 . . . . .           Investment Objectives and Policies  . . . . .
 . . . . . . . . . .           Risk Factors and Investment
Techniques  . . . . . . . . . . . . .           Organization and
Management of the Fund . . . . . . . . . . . . .
Investment Manager  . . . . . . . . . . . . . . . . . . . . . . .
         Fund Administration and Accounting  . . . . . . . . . .
 . . . . .           Transfer Agent  . . . . . . . . . . . . . . .
 . . . . . . . . . .           Alternative Purchase Arrangements .
 . . . . . . . . . . . . . . .           Dividends and Taxes . . .
 . . . . . . . . . . . . . . . . . . . .           Performance
Data  . . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
         How Your Purchase Price is Determined . . . . . . . . .
 . . . . .           How The Fund Values its Shares  . . . . . . .
 . . . . . . . . . .           Initial Sales Charge Alternative-
Class A Shares . . . . . . . . .           Contingent Deferred
Sales Charge-Class A Shares . . . . . . . . .
Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . .
         Contingent Deferred Sales Charge Alternative-
               Class B and Class C Shares . . . . . . . . . . . .
 . . . . .           How to Redeem Share . . . . . . . . . . . . .
 . . . . . . . . . .           Minimum Account Balance
Requirements  . . . . . . . . . . . . . .           Signature
Guarantees  . . . . . . . . . . . . . . . . . . . . . .
Choosing a Distribution Option  . . . . . . . . . . . . . . . . .
         Tax Identification Number . . . . . . . . . . . . . . .
 . . . . .           Certificates  . . . . . . . . . . . . . . . .
 . . . . . . . . . .           Exchange Privilege  . . . . . . . .
 . . . . . . . . . . . . . . .           Reinvestment Privilege  .
 . . . . . . . . . . . . . . . . . . . .












          Systematic Withdrawal Plan  . . . . . . . . . . . . . .
 . . . . .           Automatic Investment Method . . . . . . . . .
 . . . . . . . . . .           Consolidated Account Statements . .
 . . . . . . . . . . . . . . .           Retirement Plans  . . . .
 . . . . . . . . . . . . . . . . . . . .           Shareholder
Inquiries . . . . . . . . . . . . . . . . . . . . . .


             BOARD OF TRUSTEES               TRANSFER AGENT
      John S. Anderegg, Jr.           Ivy Mackenzie Services
       Paul H. Broyhill                Corp.
             Stanley Channick                P.O. Box 3022
             Frank W. DeFriece, Jr.          Boca Raton, FL
      Roy J. Glauber                  33431-0922
             Michael G. Landry               1-800-777-6472
      Michael R. Peers
             Joseph G. Rosenthal             AUDITORS
             Richard N. Silverman
_______________________              J. Brendan Swan
                                             INVESTMENT MANAGER
          OFFICERS                        Ivy Management, Inc.
         Michael G. Landry,              700 South Federal
Highway              President                       Boca Raton,
FL 33432              Keith J. Carlson, Vice
1-800-456-5111              President
             James W. Broadfoot, Vice        DISTRIBUTOR
             President                       Ivy Mackenzie
Distributors,              C. William Ferris,              Inc.
             Secretary/Treasurer             Via Mizner Financial
Plaza              Michael R. Peers, Chairman      700 South
Federal Highway                                              Boca
Raton, FL 33432              LEGAL COUNSEL
1-800-456-5111              Dechert Price & Rhoads
             Boston, MA

             CUSTODIAN
             Brown Brothers Harriman &
             Co.
             Boston, MA




























          EXPENSE INFORMATION

               The tables and examples below are designed to
assist you in           understanding the various costs and
expenses that you will bear           directly or indirectly as
an investor in the Fund. The           information is based on
estimated amounts for the current fiscal           year.


                           SHAREHOLDER TRANSACTION EXPENSES


MAXIMUM                                                   MAXIMUM
    CONTINGENT
SALES LOAD     DEFERRED
      IMPOSED ON   SALES CHARGE
              PURCHASES     (AS A % OF
                     (AS A % OF     ORIGINAL
                            OFFERING      PURCHASE
                                   PRICE)        PRICE)

             Class A . . . . . . . . . . . . .    5.75%(1)
None(2)

             Class B . . . . . . . . . . . . .      None
5.00%(3)              Class C . . . . . . . . . . . . .      None
      1.00%(4)              Class I . . . . . . . . . . . . .
None          None

          The Fund does not charge a redemption fee, an exchange
fee, or a           sales load on reinvested dividends.

          (1)  Class A shares may be purchased under a variety of
plans                that provide for the reduction or
elimination of the sales                charge.
          (2)  A contingent deferred sales charge ("CDSC") may
apply to the                redemption of Class A shares that are
purchased without an                initial sales charge. See
"Purchases of Class A Shares at                Net Asset Value"
and "Contingent Deferred Sales Charge --               Class A
Shares."
          (3)  The maximum CDSC on Class B shares applies to
redemptions                during the first year after purchase.
The charge declines to                4% during the second year;
3% during the third and fourth                years; 2% during
the fifth year; 1% during the sixth year;                and 0%
in the seventh year and thereafter.
          (4)  The CDSC on Class C shares applies to redemptions
during the                first year after purchase.






















                            ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average net assets)


TOTAL FUND
OTHER       OPERATING
      EXPENSES    EXPENSES
12B-1       (AFTER      (AFTER
   SERVICE/    EXPENSE     EXPENSE                             MANAGE-
    DISTRIBU-   REIMBURSE-  REIMBURSE-
MENT       TION FEES   MENTS)      MENTS)(1)
      FEES

             Class A . . .  1.00%      0.25%       0.95%
2.20%              Class B . . .  1.00%      1.00%(2)    0.95%
  2.95%

             Class C . . .  1.00%      1.00%(2)    0.95%
2.95%              Class I . . .  1.00%      0.00%       0.86%(3)
  1.86%

          (1)  Ivy Management, Inc. ("IMI") currently limits
Total Fund                Operating Expenses (excluding Rule
12b-1 fees) to an annual                rate of 1.95% of the
Fund's average net assets.  Without
reimbursements, "Total Fund Operating Expenses" may increase, but are subject to a maximum of 2.50% (excluding
       Rule 12b-1 fees), the highest expense ratio currently allowed under state securities laws.

          (2)  Long-term investors may, as a result of the Fund's
12b-1                fees, pay more than the economic equivalent
of the maximum front-               end sales charge permitted by
the Rules of Fair Practice of                the National
Association of Securities Dealers, Inc.                ("NASD").

          (3)  The "Other Expenses" of Class I of the Fund are
lower than                such expenses for the Fund's other
classes because                Class I shares bear lower fees
than Class A, Class B and                Class C shares.  See
"Fund Administration and Accounting".






























                                       EXAMPLES

               The following table lists the expenses that an
investor           would pay on a $1,000 investment, assuming (1)
5% annual return           and (2) unless otherwise noted,
redemption at the end of each           time period. These
examples further assume reinvestment of all           dividends
and distributions, and that the percentage amounts
under "Total Fund Operating Expenses"*** remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF           PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
HIGHER OR LOWER           THAN THOSE SHOWN.


                                                         1 YEAR
3 YEARS

           Class A Shares* . . . . . . . . . . . . . .   $79
$122            Class B Shares  . . . . . . . . . . . . . .
$80(1)    $121(2)

           Class B Shares (no redemption)  . . . . . .   $30
$91            Class C Shares  . . . . . . . . . . . . . .
$40(3)    $91            Class C Shares (no redemption)  . . . .
 . .   $30       $91            Class I Shares**  . . . . . . . .
 . . . . .   $19       $58


             * Assumes deduction of the maximum 5.75% initial
sales charge                at the time of purchase and no
deduction of a CDSC at the                time of redemption.

           **  Class I shares are not subject to an initial sales
charge at                the time of purchase, nor are they
subject to the                deduction of a CDSC at the time of
redemption.

          ***  Based on Total Fund Operating Expenses net of
expense                reimbursements. See the "Annual Fund
Operating Expenses                Table," above.

          (1)  Assumes deduction of a 5% CDSC at the time of
redemption.           (2)  Assumes deduction of a 3% CDSC at the
time of redemption.           (3)  Assumes deduction of a 1% CDSC
at the time of redemption.

               The information presented in the tables does not
reflect the           charge of $10 per transaction that would
apply if a shareholder           elects to have redemption
proceeds wired to his or her bank           account. For a more
detailed discussion of the Fund's fees and           expenses,
see the following sections of this Prospectus:
"Organization and Management of the Fund," "Initial Sales Charge
        Alternative -- Class A Shares" and "Contingent Deferred
Sales           Charge Alternative -- Class B and Class C
Shares," and           "Investment Advisory and Other Services"
in the SAI.
















          INVESTMENT OBJECTIVE AND POLICIES

               The Fund's principal investment objective is long-
term           growth primarily through investment in foreign
equity securities.           Consideration of current income is
secondary to this principal           objective.  The Fund's
investment objective is fundamental and           may not be
changed without the approval of a majority of the
Fund's outstanding voting shares (as defined under the Investment
         Company Act of 1940). Except for the Fund's investment
objective           and those investment restrictions
specifically identified as           fundamental, all investment
policies and practices described in           this Prospectus and
in the SAI are non-fundamental, and may be           changed by
the Trustees without shareholder approval. There can           be
no assurance that the Fund's objective will be met. The
different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information
about           the particular risks associated with each type of
investment, see           "Risk Factors and Investment
Techniques," below, and the SAI.

               Whenever an investment policy or restriction of
the Fund           described in this Prospectus or in the SAI
states a maximum           percentage of assets that may be
invested in a security or other           asset or describes a
policy regarding quality standards, that           percentage
limitation or standard will, unless otherwise
indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is
adhered           to at the time of investment, a later increase
or decrease in the           percentage that results from
circumstances not involving any           affirmative action by
the Fund will not be considered a           violation.

                 Under normal circumstances the Fund invests at
least 65%           of its total assets in common and preferred
stocks (and           securities convertible into common stocks)
of foreign issuers.            For temporary defensive purposes,
the Fund may also invest in           equity securities
principally traded in the United States.  The           Fund will
invest its assets in a variety of economic sectors,
industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable
       shareholders to participate in markets that do not
necessarily           move in concert with the U.S. market.
Among the factors that IMI           considers in determining the
appropriate distribution of           investments among various
countries and regions include prospects           for relative
economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

               In selecting the Fund's investments, IMI will seek
to           identify securities that are attractively priced
relative to           their intrinsic value.  The intrinsic value
of a particular           security is analyzed by reference to
characteristics such as           relative price/earnings ratio,
dividend yield and other relevant           factors (such as
applicable financial, tax, social and political conditions).












               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities, zero
coupon bonds, preferred stocks,           warrants, or cash or
cash equivalents such as bank obligations           (including
certificates of deposit and bankers' acceptances),
commercial paper, short-term notes and repurchase agreements.
      The Fund may also invest up to 5% of its assets in debt securities rated Ba or below by Moody's or BB or below by
S&P, or           if unrated, are considered by IMI to be of
comparable quality           (commonly referred to as "high
yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund s outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may engage in foreign currency exchange
transactions and enter into forward foreign currency contracts.
        The Fund may also invest (i) up to 10% of its total
assets in           other investment companies and (ii) up to 10%
of its net assets           in restricted and other illiquid
securities.  Securities whose           proceeds are subject to
limitations on repatriation of principal           or profits for
more than seven days, and those for which market quotations are not readily available, may be deemed illiquid for these purposes.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund s net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund s net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
stock index and           foreign currency futures contracts,
provided that the Fund s           aggregate investment in such
contracts does not exceed 15% of its           total assets.

          RISK FACTORS AND INVESTMENT TECHNIQUES

               SPECIAL CONSIDERATIONS RELATING TO FOREIGN EQUITY
        SECURITIES:  Investing in foreign securities involves
certain           considerations and risks that are not typically
associated with           investing in the securities of U.S.
issuers.  The risks of           investing in foreign securities
(described more fully below) are           likely to be
intensified in the case of investments in issuers
domiciled or doing substantial business in countries with
 emerging or developing economies.  For example, the small size, inexperience and limited trading volume of the securities
markets           in certain emerging market countries may cause
the Fund's           investments in those countries less liquid
and more volatile than           investments in countries with
more developed securities markets           (such as Japan and
most Western European countries).

               To take advantage of potential growth
opportunities, the












          Funds might have significant investments in companies
with           relatively small market capitalization.
Securities of smaller           companies may be subject to more
abrupt or erratic market           movements than the securities
of larger more established           companies, both because they
tend to be traded in lower volume           and because the
companies are subject to greater business risk.
Finally, since the Fund invests primarily in equity securities, the Fund is vulnerable to the possibility that stock
prices in           general will decline over short or extended
periods.

               BANK OBLIGATIONS:  The bank obligations in which
the Fund           may invest include certificates of deposit,
bankers' acceptances,           and other short-term debt
obligations. Investments in           certificates of deposit and
bankers' acceptances are limited to           obligations of (i)
banks having total assets in excess of $1           billion, and
(ii) other banks if the principal amount of the
obligation is fully insured by the Federal Deposit Insurance
    Corporation ("FDIC"). Investments in certificates of deposit
of           savings associations are limited to obligations of
Federal or           state-chartered institutions whose total
assets exceed $1 billion           and whose deposits are insured
by the FDIC.

               BORROWING:  Borrowing may exaggerate the effect on
the           Fund's net asset value of any increase or decrease
in the value           of the Fund's portfolio securities. Money
borrowed will be           subject to interest costs (which may
include commitment fees           and/or the cost of maintaining
minimum average balances).

               COMMERCIAL PAPER:  Commercial paper represents
short-term           unsecured promissory notes issued in bearer
form by bank holding           companies, corporations, and
finance companies. The Fund's           investments in commercial
paper are limited to obligations rated           Prime-1 by
Moody's Investor Services Inc. ("Moody's") or, if not
rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by
Standard &           Poor's Corporation ("S&P").

               CONVERTIBLE SECURITIES:  The convertible
securities in which           the Fund may invest include
corporate bonds, notes, debentures           and other securities
convertible into common stocks. Because           convertible
securities can be converted into equity securities,
their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities
usually           provide a higher yield than the underlying
equity, however, so           that the price decline of a
convertible security may sometimes be           less substantial
than that of the underlying equity security.

               DEBT SECURITIES, IN GENERAL:  Investment in debt
securities           involves both interest rate and credit risk.
Generally, the value           of debt instruments rises and
falls inversely with fluctuations           in interest rates. As
interest rates decline, the value of debt           securities
generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt
securities also           varies according to the relative
financial condition of the           issuer. In general, lower-
quality bonds offer higher yields due           to the increased
risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

               U.S. GOVERNMENT SECURITIES:  U.S. Government
securities are           obligations of, or guaranteed by, the
U.S. Government, its           agencies or instrumentalities.
Such securities include: (1)           direct obligations of the
U.S. Treasury (such as Treasury bills,           notes, and
bonds) and (2) Federal agency obligations guaranteed           as
to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When
such           securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality. U.S.           Government securities
that are not held to maturity are subject           to variations
in market value caused by fluctuations in interest rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans. Although the mortgage           loans in the pool will
have maturities of up to 30 years, the           actual average
life of the loans typically will be substantially           less
because the mortgages will be subject to principal
amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to
increase,           thereby shortening the actual average life of
the security.           Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the security's actual average           life (and increasing the
security's price volatility). Since it           is not possible
to predict accurately the average life of a           particular
pool, and because prepayments are reinvested at           current
rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

               INVESTMENT-GRADE DEBT SECURITIES:  Bonds rated Aaa
by           Moody's and AAA by S&P are judged to be of the best
quality           (i.e., capacity to pay interest and repay
principal is extremely           strong).  Bonds rated Aa/AA are
considered to be of high quality           (i.e., capacity to pay
interest and repay interest is very strong           and differs
from the highest rated issues only to a small           degree).
Bonds rated A are viewed as having many favorable
investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in
circumstances           and economic conditions than debt in
higher rated categories.            Bonds rated Baa/BBB
(considered by Moody's to be "medium grade"
obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective
elements may           be lacking (i.e., such bonds lack
outstanding investment           characteristics and have some
speculative characteristics).  The           Fund may invest in
debt securities that are given an investment-          grade
rating by Moody's or S&P, and may also invest in unrated












          debt securities that are considered by IMI to be of
comparable           quality.

               FOREIGN SECURITIES:  The foreign securities in
which the           Fund may invest include non-U.S. dollar-
denominated securities,           Eurodollar securities,
sponsored or unsponsored American           Depository Receipts
("ADRs") and debt securities issued, assumed           or
guaranteed by foreign governments (or political subdivisions or instrumentalities thereof).  In recent years, many
countries           around the world have undergone political
changes that have           reduced government's role in economic
and personal affairs and           have stimulated investment and
growth. In order for these           emerging economies to
continue to expand and develop industry,           infrastructure
and currency reserves, continued influx of capital           is
essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this
is           no guarantee of future performance, IMI believes
that investment           opportunities (particularly in the
energy, environmental           services, natural resources,
basic materials, power,           telecommunications and
transportation industries) may result           within the
evolving economies of emerging market countries from
which the Fund and its shareholders will benefit.  However,
   investors should consider carefully the special risks that
arise           in connection with investing in securities issued
by companies           and governments of foreign nations
(especially in countries with           emerging or developing
economies), which are in addition to those           risks that
are associated with the Fund's investments, generally.

               In many foreign countries (especially in emerging
market           countries), there is less regulation of business
and industry           practices, stock exchanges, brokers and
listed companies than in           the United States. For
example, foreign companies are not           generally subject to
uniform accounting and financial reporting           standards,
and foreign securities transactions may be subject to
higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in
which the           Fund may invest may be smaller, less liquid
and subject to           greater price volatility than those in
the United States. These           risks may be intensified in
certain emerging market countries           (e.g., in Latin
America and parts of Europe). Generally, price
fluctuations in the Fund's foreign security holdings are likely to be high relative to those of securities issued in the
United           States.

               Other risks include the possibility of
expropriation,           nationalization or confiscatory
taxation, foreign exchange           controls (which may include
suspension of the ability to transfer           currency from a
given country), difficulties in pricing, default           in
foreign government securities, high rates of inflation (especially in emerging markets countries), difficulties in enforcing foreign judgments, political or social instability,
or           other developments that could adversely affect the
Fund's foreign           investments.












               The risks of investing in foreign securities are
likely to           be intensified in the case of investments in
issuers domiciled or           doing substantial business in
emerging market countries. For           example, countries with
emerging markets may have relatively           unstable
governments and therefore be susceptible to sudden
adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions
against           repatriation of assets). Security prices in
emerging markets can           also be significantly more
volatile than in the more developed           nations of the
world, and communications between the U.S. and           emerging
market countries may be unreliable, increasing the risk
of delayed settlements of portfolio transactions or loss of
   certificates for portfolio securities. Delayed settlements
could           cause the Fund to miss attractive investment
opportunities or           impair its ability to dispose of
portfolio securities, resulting           in a loss if the value
of the securities subsequently declines.           Finally, many
emerging markets have experienced and continue to
experience high rates of inflation. In certain countries,
 inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and
sharply           eroding the value of outstanding financial
assets in those           countries.

               In recent years, many emerging market countries
around the           world have undergone political changes that
have reduced           government's role in economic and personal
affairs and have           stimulated investment and growth.  In
order for these emerging           economies to continue to
expand and develop industry,           infrastructure and
currency reserves, continued influx of capital           is
essential.  Historically, there is a strong direct correlation between economic growth and stock market returns.  While
this is           no guarantee of future performance, IMI
believes that investment           opportunities (particularly in
the energy, environmental           services, natural resources,
basic materials, power,           telecommunications and
transportation industries) may result           within the
evolving economies of emerging market countries from
which the Funds and their shareholders will benefit.  IMI
 believes that similar investment opportunities will be created for companies involved in providing consumer goods and
services           (e.g., food, beverages, autos, housing,
tourism and leisure, and           merchandising.)

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS:  The Fund
usually           effects its currency exchange transactions on a
spot (i.e., cash)           basis at the spot rate prevailing in
the foreign exchange market.           However, some price spread
on currency exchange (e.g., to cover           service charges)
is usually incurred when the Fund converts           assets from
one currency to another. The Fund may also be           affected
unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

               FORWARD FOREIGN CURRENCY CONTRACTS:  A forward
foreign           currency contract involves an obligation to
purchase or sell a           specific currency at a future date
at a predetermined price.












          Although these contracts are intended to minimize the
risk of           loss due to a decline in the value of the
hedged currencies, they           also tend to limit any
potential gain that might result should           the value of
the currencies increase. In addition, there may be           an
imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent
the Fund           from achieving the intended hedge or expose
the Fund to the risk           of currency exchange loss.

               OPTIONS AND FUTURES TRANSACTIONS:  The Fund may
use various           techniques to increase or decrease its
exposure to changing           security prices, currency exchange
rates, commodity prices, or           other factors that affect
the value of the Fund's securities.           These techniques
may involve derivative transactions such as           purchasing
put and call options, selling put and call options,           and
engaging in transactions in currency rate futures, stock index futures and related options.

               The Fund may invest in options on stock indices
and on           individual securities in accordance with its
stated investment           objective and policies (see above). A
put option is a short-term           contract that gives the
purchaser of the option, in return for a           premium, the
right to sell the underlying security or currency to
the seller of the option at a specified price during the term of the option. A call option is a short-term contract that
gives the           purchaser the right to buy the underlying
security or currency           from the seller of the option at a
specified price during the           term of the option. An
option on a stock index gives the           purchaser the right
to receive from the seller cash equal to the           difference
between the closing price of the index and the           exercise
price of the option.

               The Fund may also enter into futures transactions
in           accordance with its stated investment objective and
policies.  A           stock index futures contract is an
agreement to take or make           delivery of an amount of cash
based on the difference between the           value of the index
at the beginning and at the end of the           contract period.
A foreign currency futures contract is a           standardized
contract for the future delivery of a specified           amount
of a foreign currency at a future date at a price established when the position is taken.

               Investors should be aware that the risks
associated with the           use of options and futures are
considerable. Options and futures           transactions
generally involve a small investment of cash           relative
to the magnitude of the risk assumed, and therefore
could result in a significant loss to the Fund if IMI judges market conditions incorrectly or employs a strategy that does
not           correlate well with the Fund's investments. The
Fund may also           experience a significant loss if it is
unable to close a           particular position due to the lack
of a liquid secondary market.           For further information
regarding the use of options and futures           transactions
and any associated risks, see the SAI.












               REPURCHASE AGREEMENTS:  Repurchase agreements are
agreements           under which the Fund buys a money market
instrument and obtains a           simultaneous commitment from
the seller to repurchase the           instrument at a specified
time and agreed-upon yield. The Fund           may enter into
repurchase agreements with banks or broker-dealers
deemed to be creditworthy by IMI under guidelines approved by the
         Board of Trustees. The Fund could experience a delay in
obtaining           direct ownership of the underlying
collateral, and might incur a           loss if the value of the
security should decline.

               RESTRICTED AND ILLIQUID SECURITIES:  There may be
a lapse of           time between the Fund's decision to sell a
restricted or illiquid           security and the point at which
the Fund is permitted or able to           sell the security. If
adverse market conditions were to develop           during that
period, the Fund might obtain a price less favorable
than the price that prevailed when it decided to sell. In
 addition, issuers of restricted and other illiquid securities
may           not be subject to the disclosure and other investor
protection           requirements that would apply if their
securities were publicly           traded.

               SHARES OF OTHER INVESTMENT COMPANIES:  As a
shareholder of           an investment company, the Fund will
bear its ratable share of           the investment company's
expenses (including management fees, in           the case of a
management investment company).

               SMALL COMPANIES:  Investing in smaller company
stocks           involves certain special considerations and
risks that are not           usually associated with investing in
larger, more established           companies.  For example, the
securities of smaller companies may           be subject to more
abrupt or erratic market movements, because           they tend
to be thinly traded and are subject to a greater degree
to changes in the issuer's earnings and prospects.  Small
 companies also tend to have limited product lines, markets or financial resources.  Transaction costs in smaller company
stocks           also may be higher than those of larger
companies.

               WARRANTS:  The holder of a warrant has the right
to purchase           a given number of shares of a particular
issuer at a specified           price until expiration of the
warrant.  Such investments can           provide a greater
potential for profit or loss than an equivalent
investment in the underlying security, and are considered
 speculative investments.  For example, if a warrant were not exercised by the date of its expiration, the Fund would lose
its           entire investment.  The Fund's investments in
warrants will not           exceed 5% of the value of its net
assets.

               "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS:
Purchasing           securities on a "when-issued" or firm
commitment basis involves a           risk of loss if the value
of the security to be purchased           declines prior to the
settlement date.

               ZERO COUPON BONDS:  Zero coupon bonds are debt
obligations           issued without any requirement for the
periodic payment of












          interest, and are issued at a significant discount from
face           value. Since the interest on such bonds is, in
effect,           compounded, they are subject to greater market
value fluctuations           in response to changing interest
rates than debt securities that           distribute income
regularly. In addition, for Federal income tax           purposes
the Fund generally recognizes and is required to
distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the
actual           income will not yet have been received by the
Fund.

          ORGANIZATION AND MANAGEMENT OF THE FUND

               The Fund is a separate, diversified portfolio of
the Trust,           an open-end management investment company
organized as a           Massachusetts business trust on December
21, 1983.  The business           and affairs of the Fund are
managed under the direction of the           Trustees.
Information about the Trustees, as well as the Trust's
executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial
interest, and           currently has 17 separate portfolios. The
Fund has four classes           of shares, designated as Class A,
Class B, Class C and Class I.            Shares of the Fund
entitle their holders to one vote per share           (with
proportionate voting for fractional shares). The shares of
  each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for Class I,
has a           different Rule 12b-1 distribution plan and bears
different           distribution fees. Shares of each class have
equal rights as to           voting, redemption, dividends and
liquidation but have exclusive           voting rights with
respect to their Rule 12b-1 distribution           plans.

               The Trust employs IMI to provide business
management and           investment advisory services to the
Fund.  Mackenzie Investment           Management Inc. ("MIMI")
provides administrative and accounting           services, Ivy
Mackenzie Distributors, Inc. ("IMDI") distributes           the
Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC")
provides transfer agency and shareholder-related services for the
         Fund.  IMI, IMDI and IMSC are wholly-owned subsidiaries
of MIMI.            As of September 30, 1996, IMI and MIMI had
approximately $1.76           billion and $162 million,
respectively, in assets under           management. MIMI is a
subsidiary of Mackenzie Financial           Corporation ("MFC"),
which has been an investment counsel and           mutual fund
manager in Toronto, Ontario, Canada for more than 25 years.

          INVESTMENT MANAGER

                For IMI's business management and investment
advisory           services, the Fund pays IMI a fee, which is
accrued daily and           paid monthly, based on the Fund's
average net assets, at an           annual rate of 1.00%. The
fees paid by the Fund are higher than           those charged by
many funds that invest primarily in U.S.           securities,
but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.












               Currently, IMI voluntarily limits the Fund's total
operating           expenses (excluding Rule 12b-1 fees,
interest, taxes, brokerage           commissions, litigation,
indemnification, and extraordinary           expenses) to an
annual rate of 1.95% of the Fund's average daily           net
assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be
terminated           at any time, at which point the Fund's
expenses may increase and           its total return may be
reduced.

               IMI pays all expenses that it incurs in rendering
management           services to the Fund. The Fund bears its own
operational costs.           General expenses of the Trust that
are not readily identifiable           as belonging to a
particular series of the Trust (or a particular           class
thereof) are allocated among and charged to each series
based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to
IMI           are subject to any reimbursement or fee waiver to
which IMI may           agree (and to any applicable state
regulations that may require           IMI to reimburse the Fund
if its aggregate operating expenses           exceed certain
limitations).

               PORTFOLIO MANAGEMENT: The following individuals
have           responsibilities for management of the fund:

               Michael G. Landry, President and a Director of IMI
and MIMI,           and President and a Trustee of the
Trust, is the portfolio           manager for the Fund.  Mr.
Landry has headed these organizations           since     1987.
Previously he was a Senior Vice President and           portfolio
manager with the Templeton    organization.  He has
over 20 years of professional investment experience.  He has a
      degree in      economics from Carleton University.

               Barbara Trebbi, a Senior Vice President of IMI and
managing           director of the Ivy emerging  markets research
team, is the           portfolio manager of the Fund.  Ms. Trebbi
joined the           organization   in 1988 and has eight years
of professional           investment experience.  She is a
Chartered Financial   Analyst           and holds a Graduate
Diploma from the London School of Economics.
          FUND ADMINISTRATION AND ACCOUNTING

               MIMI provides various administrative services for
the Fund,           such as assisting with the preparation of
Federal and state           income tax returns, financial
statements and periodic reports to           shareholders. MIMI
also assists the Trust's legal counsel with           the filing
of registration statements, proxies and other required
filings under Federal and state law. Under this arrangement, the average net assets attributable to the Fund's Class A,
Class B           and Class C shares are subject to a fee,
accrued daily and paid           monthly, at an annual rate of
0.10%.  The net assets attributable           to Class I shares
are subject to a fee at the annual rate of           0.01%.













               MIMI also provides certain accounting and pricing
services           for the Fund (see "Fund Accounting Services"
in the SAI for more           information).

          TRANSFER AGENT

               IMSC is the transfer and dividend-paying agent for
the Fund,           and also provides certain shareholder-related
services. In           addition, certain broker-dealers that
maintain shareholder           accounts with the Fund through an
omnibus account provide           transfer agent and other
shareholder-related services that would           otherwise be
provided by IMSC if the individual accounts that
comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services"
in           the SAI).


          ALTERNATIVE PURCHASE ARRANGEMENTS

               CLASS A SHARES:  Class A shares are subject to an
initial           sales charge, unless the amount you purchase is
$500,000 or more           (see "Contingent Deferred Sales Charge
-- Class A Shares").           Certain purchases qualify for a
reduced initial sales charge (see           "Qualifying for a
Reduced Sales Charge"). Class A shares are           subject to
ongoing service fees at an annual rate of 0.25% of the
Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which
class of           shares you are purchasing, it will be assumed
that you are           investing in Class A shares.

               CLASS B AND CLASS C SHARES:  Class B and Class C
shares are           not subject to an initial sales charge, but
are subject to a CDSC           if redeemed within six years of
purchase, in the case of Class B           shares, or within one
year of purchase, in the case of Class C           shares. Both
classes of shares are subject to ongoing service and
distribution fees at a combined annual rate of up to 1.00% of the
         Fund's average net assets attributable to its Class B or
Class C           shares. The ongoing distribution fee will cause
these shares to           have a higher expense ratio than that
of Class A shares.

               CLASS I SHARES: Class I shares are offered only to institutions and certain individuals, and are not
subject to an           initial sales charge or a CDSC, nor to
ongoing service or           distribution fees.  Class I shares
also bear lower fees than           Class A, Class B and Class C
shares.

               FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
The multi-          class structure of the Fund allows you to
choose the most           beneficial way to buy shares given the
size of your purchase and           the length of time you expect
to hold your shares. You should           consider whether,
during the anticipated life of your Fund           investment,
the accumulated service and distribution fees on           Class
B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential
would be           offset by the Class A shares' potentially
higher yield. Also,           sales personnel may receive
different compensation depending on           which class of
shares they are selling. The tables under the           caption
"Annual Fund Operating Expenses" at the beginning of this
 Prospectus contain additional information that is designed to assist you in making this determination.

          DIVIDENDS AND TAXES

               Distributions you receive from the Fund are
reinvested in           additional shares of the same class
unless you elect to receive           them in cash.  Dividends
ordinarily will vary from one class to           another.

               The Fund intends to make a distribution for each
fiscal year           of any net investment income and net
realized short-term capital           gain, as well as any net
long-term capital gain realized during           the year. An
additional distribution may be made of net           investment
income, net realized short-term capital gains and net
realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions
of           Section 4982 of the Internal Revenue Code of 1986,
as amended           (the "Code").

               TAXATION:  The following discussion is intended
for general           information only. You should consult with
your tax adviser as to           the tax consequences of an
investment in a particular Fund,           including the status
of distributions from the Fund under           applicable state
or local law.

               The Fund intends to qualify annually as a
regulated           investment company under the Code. To
qualify, the Fund must meet           certain income,
distribution and diversification requirements. In           any
year in which the Fund qualifies as a regulated investment
  company and timely distributes all of its taxable income, the
       Fund generally will not pay any Federal income or excise tax.

               Dividends paid out of the Fund's investment
company taxable           income (including dividends, interest
and net short-term capital           gains) will be taxable to a
shareholder as ordinary income. If a           portion of the
Fund's income consists of dividends paid by U.S.
corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net
long-term           capital gains over net short-term capital
losses), if any, are           taxable as long-term capital
gains, regardless of how long the           shareholder has held
the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

               If, for any year, the Fund's total distributions
exceed its           earnings and profits, the excess will
generally be treated as a           return of capital. The amount
treated as a return of capital will












          reduce a shareholder's adjusted basis in his/her shares
(thereby           increasing potential gain or reducing
potential loss on the sale           of shares) and, to the
extent that the amount exceeds this basis,           will be
treated as a taxable gain.

               A distribution will be treated as paid on December
31 of the           current calendar year if it is declared by
the Fund in October,           November or December with a record
date in such a month and paid           by the Fund during
January of the following calendar year. Such
distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than
the           calendar year in which the distributions are
received.

               Investments in securities that are issued at a
discount will           result each year in income to the Fund
equal to a portion of the           excess of the face value of
the securities over their issue           price, even though the
Fund receives no cash interest payments           from the
securities.

               Income and gains received by the Fund from sources
within           foreign countries may be subject to foreign
withholding and other           taxes. Unless the Fund is
eligible and elects to "pass through"           to its
shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

               Any gain or loss realized by a shareholder upon
the sale or           other disposition of shares of the Fund, or
upon receipt of a           distribution in complete liquidation
of the Fund, generally will           be a capital gain or loss
which will be long-term or short-term,           generally
depending upon the shareholder's holding period for the shares.

               The Fund may be required to withhold U.S. Federal
income tax           at the rate of 31% of all taxable
distributions payable to           shareholders who fail to
provide the Fund with their correct           taxpayer
identification number or to make required
certifications, or who have been notified by the Internal Revenue
         Service ("IRS") that they are subject to backup
withholding.           Backup withholding is not an additional
tax. Any amounts withheld           may be credited against the
shareholder's U.S. Federal income tax           liability.

               Fund distributions may be subject to state, local
and           foreign taxes. Distributions of the Fund which are
derived from           interest on obligations of the U.S.
Government and certain of its           agencies, authorities and
instrumentalities may be exempt from           state and local
taxes in certain states. Further information           relating
to tax consequences is contained in the SAI.

          PERFORMANCE DATA













               Performance information is computed separately for
each           class of Fund shares in accordance with formulas
prescribed by           the SEC. Performance information for each
class may be compared           in reports and promotional
literature to indices such as the           Standard and Poor's
500 Stock Index, Dow Jones Industrial           Average, and
Morgan Stanley Capital International World Index.
Advertisements, sales literature and communications to shareholders may also contain various expressions of the Fund's total return and current distribution rate. Performance
figures           will vary in part because of the different
expense structures of           the Fund's different classes. ALL
PERFORMANCE INFORMATION IS           HISTORICAL AND IS NOT
INTENDED TO SUGGEST FUTURE RESULTS.

               "Total return" is the change in value of an
investment in           the Fund for a specified period, and
assumes the reinvestment of           all distributions and
imposition of the maximum applicable sales           charge.
"Average annual total return" represents the average
annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for
one           year, five years and ten years as of the end of the
most recent           calendar quarter. Where the Fund provides
total return quotations           for other periods, or based on
investments at various sales           charge levels or at net
asset value, "total return" is based on           the total of
all income and capital gains paid to (and reinvested
by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the
purchase           price.

          HOW TO BUY SHARES

               OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make
your check           payable to Ivy International Value Fund. No
third party checks           will be accepted. Deliver these
items to your registered           representative or selling
broker, or send them to one of the           addresses below:

               Regular Mail:

                             IVY MACKENZIE SERVICES CORP.
                                    P.O. BOX 3022
                              BOCA RATON, FL 33431-0922

               Courier:

                             IVY MACKENZIE SERVICES CORP.
                         700 SOUTH FEDERAL HIGHWAY, SUITE 300
                            BOCA RATON, FL 33432

               The Fund reserves the right to reject, for any
reason, any           purchase order.

               MINIMUM INVESTMENT POLICIES:  The minimum initial
investment           is $1,000; the minimum additional investment
is $100. Initial or












          additional amounts for retirement accounts may be less
(see           "Retirement Plans").

               Accounts in Class I can be opened with a minimum
initial           investment of $5,000,000; the minimum
additional investment is           $10,000.  The minimum initial
investment in Class I may be spread           over a thirteen-
month period following the opening of the           account.

               BUYING ADDITIONAL SHARES:  You may add to your
account at           any time through any of the following
options:

               BY MAIL:  Complete the investment slip attached to
your           statement, or write instructions including the
account           registration, Fund number and account number of
the shares you           wish to purchase. Send your check
(payable to the Fund in which           you are investing), along
with your investment slip or written           instructions, to
one of the addresses above.

               THROUGH YOUR BROKER:  Deliver the investment slip
attached           to your statement, or written instructions,
along with your           payment to your registered
representative or selling broker.

               BY WIRE:  Purchases may also be made by wiring
money from           your bank account to your Ivy account. Your
bank may charge a fee           for wiring funds. Before wiring
any funds, please call IMSC at 1-          800-777-6472. Wiring
instructions are as follows:

                         FIRST UNION NATIONAL BANK OF FLORIDA
                              JACKSONVILLE, FL
                                    ABA#063000021
                                ACCOUNT #2090002063833
                                FOR FURTHER CREDIT TO:
                            YOUR IVY ACCOUNT REGISTRATION
                         YOUR FUND NUMBER AND ACCOUNT NUMBER

               BY AUTOMATIC INVESTMENT METHOD:  Complete Sections
6A and 7B           on the Account Application (see "Automatic
Investment Method" on           page 27 for more information).

          HOW YOUR PURCHASE PRICE IS DETERMINED

               Your purchase price for Class A shares of the Fund
is the           net asset value ("NAV") per share plus a sales
charge, which may           be reduced or eliminated in certain
circumstances. The purchase           price per share is known as
the public offering price. Your           purchase price for
Class B, Class C and Class I shares is the NAV           per
share.

               Share purchases will be made at the next
determined price           after your purchase order is received.
The price is effective for           orders received by IMSC or
by your registered securities dealer           prior to the time
of the determination of the NAV. Any orders           received
after the time of the determination of the NAV will be












          entered at the next calculated price.

               Orders placed with a securities dealer before the
NAV is           determined that are transmitted through the
facilities of the           National Securities Clearing
Corporation on the same day are           confirmed at that day's
price. Any loss resulting from the           dealer's failure to
submit an order by the deadline will be borne           by that
dealer.

               You will receive an account statement after any
purchase,           exchange or full liquidation. Statements
related to reinvestment           of dividends, capital gains,
automatic investment plans (see the           SAI for further
explanation) and/or systematic withdrawal plans           will be
sent quarterly.

          HOW THE FUND VALUES ITS SHARES

               The NAV per share is the value of one share. The
NAV is           determined for each Class of shares as of the
close of the New           York Stock Exchange on each day the
Exchange is open by dividing           the value of the Fund's
net assets attributable to a class by the           number of
shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

               The Trust's Board of Trustees has established
procedures to           value the Fund's securities in order to
determine the NAV. The           value of a foreign security is
determined as of the normal close           of trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the New York Stock Exchange, if
   that is earlier. If no sale is reported at that time, the
average           between the current bid and asked price is
used. All other           securities for which OTC market
quotations are readily available           are valued at the
average between the current bid and asked           price.
Securities and other assets for which market prices are not readily available are valued at fair value, as determined by
        IMI and approved in good faith by the Board. Money market instruments of the Fund are valued at amortized cost.

          INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

               Shares are purchased at a public offering price
equal to           their NAV per share plus a sales charge, as
set forth below.























                                                  SALES CHARGE


PORTION
      OF                                             AS A
AS A      PUBLIC                                             PERCEN-
    PERCEN-   OFFERING
TAGE       TAGE      PRICE
    OF PUBLIC  OF NET    RETAINED
           OFFERING   AMOUNT    BY            AMOUNT INVESTED
            PRICE      INVESTED  DEALER

           Less than $50,000 . . . . . . .  5.75%      6.10%
5.00%            $50,000 but less than $100,000
                          5.25%      5.54%     4.50%

           $100,000 but less than $250,000
                    4.50%      4.71%     3.75%
$250,000 but less than $500,000
         3.00%      3.09%     2.50%            $500,000 or over*
 . . . . . . .  0.00%      0.00%     0.00%

          *    A CDSC may apply to the redemption of Class A
shares that                are purchased without an initial sales
charge. See                "Contingent Deferred Sales Charge --
Class A Shares."

               Sales charges are not applied to any dividends or
capital           gains that are reinvested in additional shares
of the Fund. An           investor may be charged a transaction
fee for Class A and Class I           shares purchased or
redeemed at NAV through a broker or agent           other than
IMDI.

               With respect to purchases of $500,000 or more
through           dealers or agents, IMDI may, at the time of
purchase, pay such           dealers or agents from its own
resources a commission to           compensate such dealers or
agents for their distribution           assistance in connection
with such purchases. The commission           would be computed
as set forth below:

                                 NAV COMMISSION TABLE


           PURCHASE AMOUNT
COMMISSION

           First $3,000,000  . . . . . . . . . . . . . . . .
1.00%

           Next $2,000,000 . . . . . . . . . . . . . . . . .
 .50%            Over $5,000,000 . . . . . . . . . . . . . . . . .
  .25%


               Dealers who receive 90% or more of the sales
charge may be           deemed to be "underwriters" as that term
is defined in the 1933           Act.

               IMDI compensates participating brokers who sell
Class A           shares through the initial sales charge. IMDI
retains that           portion of the initial sales charge that
is not reallowed to the           dealers, which it may use to
distribute the Fund's Class A












          shares. Pursuant to separate distribution plans for the
Fund's           Class A, Class B and Class C shares, IMDI bears
various           promotional and sales related expenses,
including the cost of           printing and mailing prospectuses
to persons other than           shareholders. Pursuant to the
Fund's Class A distribution plans,           IMDI currently pays
a continuing service fee to qualified dealers           at an
annual rate of 0.25% of qualified investments.

               IMDI may from time to time pay a bonus or other
incentive to           dealers (other than IMDI) which employ a
registered           representative who sells a minimum dollar
amount of the shares of           the Fund and/or other funds
distributed by IMDI during a           specified period of time.
This bonus or other incentive may take           the form of
payment for travel expenses, including lodging,
incurred in connection with trips taken by qualifying registered representatives and members of their families to places
within or           without the U.S. or other bonuses such as
gift certificates or           the cash equivalent of such bonus
or incentive.

          CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

               Purchases of $500,000 or more of Class A shares
will be made           at NAV with no initial sales charge, but
if the shares are           redeemed within 24 months after the
end of the calendar month in           which the purchase was
made (the CDSC period), a CDSC of 1.00%           will be
imposed.

               In order to recover commissions paid to dealers on
NAV           transfers (as defined in "Purchases of Class A
Shares at Net           Asset Value"), Class A shares of the Fund
are subject to a CDSC           of 1.00% for certain redemptions
within 24 months after the date           of purchase.

               The charge will be assessed on an amount equal to
the lesser           of the current market value or the original
purchase cost of the           Class A shares redeemed.
Accordingly, no CDSC will be imposed on           increases in
account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

               In determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. Therefore, it will be assumed           that the
redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class A Fund account at the time of           the initial
distribution) (i.a) following retirement under a tax qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to
section           403(b)(7) of the Code or a Keogh Plan; (ii)
redemption resulting           from tax-free return of an excess
contribution to an IRA; or           (iii) any partial or
complete redemption following the death or           disability
(as defined in Section 72(m)(7) of the Code) of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within
one year           of death or disability. IMDI may require
documentation prior to           waiver of the CDSC.

               Class A shareholders may exchange their Class A
shares           subject to a CDSC ("outstanding Class A shares")
for Class A           shares of another Ivy or Mackenzie Fund
("new Class A shares") on           the basis of the relative NAV
per Class A share, without the           payment of any CDSC that
would be due upon the redemption of the           outstanding
Class A shares. The original CDSC rate that would           have
been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

          QUALIFYING FOR A REDUCED SALES CHARGE

               RIGHTS OF ACCUMULATION (ROA):  Rights of
Accumulation           ("ROA") is calculated by determining the
current market value of           all Class A shares in all Ivy
or Mackenzie fund accounts (except           Ivy Money Market
Fund) owned by you, your spouse, and your           children
under 21 years of age. ROA is also applicable to
accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the
Code). The           current market value of each of your
accounts as described above           is added together and then
added to your current purchase amount.           If the combined
total is equal or greater than a breakpoint           amount for
the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4B of the Account Application.

               LETTER OF INTENT (LOI):  A Letter of Intent
("LOI") is a           non-binding agreement that states your
intention to invest in           additional Class A shares,
within a thirteen-month period after           the initial
purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign a LOI, please complete Section 4B of the Account Application.

               Should the LOI not be fulfilled within the
thirteen-month           period, your account will be debited for
the difference between           the full sales charge that
applies for the amount actually           invested and the
reduced sales charge actually paid on purchases           placed
under the terms of the LOI.

               PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
An investor           who was a shareholder of any Ivy Fund on
December 31, 1991 or a           shareholder of American
Investors Income Fund, Inc. or American           Investors
Growth Fund, Inc. on October 31, 1988 and who became a












          shareholder of Ivy Bond Fund (formerly Mackenzie Fixed
Income           Trust) or Ivy Growth Fund as a result of the
respective           reorganizations of the funds will be exempt
from sales charges on           the purchase of Class A shares of
any Ivy or Mackenzie fund. This           privilege is also
available to immediate family members of a           shareholder
(i.e., the shareholder's children, the shareholder's
spouse and the children of the shareholder's spouse). This no-
     load privilege terminates for the investor if the investor redeems all shares owned. Shareholders and their relatives
as           described above should call 1-800-235-3322 for
information about           additional purchases or to inquire
about their account.

               Class A shares of the Fund may be purchased
without an           initial sales charge or CDSC by (i) officers
and Trustees of the           Trust (and their relatives), (ii)
officers, directors, employees,           retired employees,
legal counsel and accountants of IMI, MIMI,           and MFC
(and their relatives), and (iii) directors, officers,
partners, registered representatives, employees and retired
   employees (and their relatives) of dealers having a sales
    agreement with IMDI (or trustees or custodians of any
qualified           retirement plan or IRA established for the
benefit of any such           person). In addition, certain
investment advisors and financial           planners who charge a
management, consulting or other fee for           their services
and who place trades for their own accounts or the
accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who
maintains an           omnibus account with that Fund. Also,
clients of these advisors           and planners may make
purchases under the same conditions if the           purchases
are through the master account of such advisor or
planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation
plans           and trusts used to fund those plans including,
but not limited           to, those defined in Section 401(a),
403(b) or 457 of the Code           and "Rabbi Trusts" whose
assets are used to purchase shares of           the Fund through
the aforementioned channels.

               Class A shares of the Fund may be purchased at NAV
by           retirement plans qualified under section 401(a) or
403(b) of the           Code, subject to the Employee Retirement
Income Security Act of           1974, as amended. A CDSC of
1.00% will be imposed on such           purchases in the event of
certain plan-level redemption           transactions within 24
months following such purchases.

               If investments by retirement plans at NAV are made
through a           dealer who has executed a dealer agreement
with respect to the           Fund, IMDI may, at the time of
purchase, pay the dealer out of           IMDI's own resources a
commission to compensate the dealer for           its
distribution assistance in connection with the retirement
 plan's investment. Please refer to the NAV Commission Table on page [___] of this Prospectus. Please contact IMDI for
additional           information.

               Class A shares can also be purchased without an initial












          sales charge, but subject to a CDSC of 1.00% during the
first 24           months by: (a) any state, county, city (or any
instrumentality,           department, authority or agency of
such entities) that is           prohibited by applicable
investment laws from paying a sales           charge or
commission when purchasing shares of a registered
investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar
organizations           in their fiduciary capacity or for their
own accounts, subject to           any minimum requirements set
by IMDI (currently, these criteria           require that the
amount invested or to be invested in the           subsequent 13-
month period totals at least $250,000). In either           case,
IMDI may pay commissions to dealers that provide
distribution assistance on the same basis as in the preceding paragraph.

               Class A shares of the Fund may also be purchased
without a           sales charge in connection with certain
liquidation, merger or           acquisition transactions
involving other investment companies or           personal
holding companies.

               The Fund may, from time to time, waive the initial
sales           charge on its Class A shares sold to clients of
various broker-          dealers with which IMDI has a selling
relationship. This           privilege will apply only to Class A
Shares of the Fund that are           purchased using all or a
portion of the proceeds obtained by such           clients
through redemptions of shares (on which a commission has
been paid) of an investment company (other than Mackenzie Series
        Trust or the Trust), unit investment trust or limited
partnership           ("NAV transfers"). Some dealers may elect
not to participate in           this program. Those dealers that
do elect to participate in the           program must complete
certain forms required by IMDI. The normal           service fee,
as described in the "Initial Sales Charge           Alternative -
- Class A Shares" and "Contingent Deferred Sales           Charge
Alternative -- Class B and Class C Shares" sections of
this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or
waivers may be           obtained from IMDI at the address listed
on the cover of the           Prospectus.

          CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B
AND CLASS           C SHARES

               Class B and Class C shares are offered at NAV per
share           without a front end sales charge. Class C shares
redeemed within           one year of purchase will be subject to
a CDSC of 1%, and Class B           shares redeemed within six
years of purchase will be subject to a           CDSC at the
rates set forth below. This charge will be assessed           on
an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including
shares           derived from dividends or capital gains
reinvested. In           determining whether a CDSC applies to a
redemption, the












          calculation will be determined in a manner that results
in the           lowest possible rate being charged. It will be
assumed that your           redemption comes first from shares
you have held beyond the           requisite maximum holding
period or those you acquire through           reinvestment of
dividends or capital gains, and next from the           shares
you have held the longest during the requisite holding period.

               Proceeds from the CDSC are paid to IMDI. The
proceeds are           used, in whole or in part, to defray its
expenses related to           providing the Fund with
distribution services in connection with           the sale of
Class B and Class C shares, such as compensating
selected dealers and agents for selling these shares. The
 combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C
shares           without deducting a sales charge at the time of
the purchase.

               In the case of Class B shares, the amount of the
CDSC, if           any, will vary depending on the number of
years from the time you           purchase your Class B shares
until the time you redeem them.           Solely for purposes of
determining this holding period, any           payments you make
during the quarter will be aggregated and           deemed to
have been made on the last day of the quarter. In the
case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will
be           deemed to have been made on the last day of the
month.








































          CLASS B SHARES

CONTINGENT
     DEFERRED
        SALES CHARGE
               AS A
              PERCENTAGE OF
                      DOLLAR AMOUNT
                              SUBJECT TO            YEAR SINCE
PURCHASE                               CHARGE

           First . . . . . . . . . . . . . . . . . . . . .   5%
        Second  . . . . . . . . . . . . . . . . . . . .   4%

           Third . . . . . . . . . . . . . . . . . . . . .   3%
        Fourth  . . . . . . . . . . . . . . . . . . . .   3%
     Fifth . . . . . . . . . . . . . . . . . . . . .   2%
  Sixth . . . . . . . . . . . . . . . . . . . . .   1%
Seventh and thereafter  . . . . . . . . . . . .   0%

               IMDI currently intends to pay to dealers a sales
commission           of 4% of the sale price of Class B shares
that they have sold,           and will receive the entire amount
of the CDSC paid by           shareholders on the redemption of
Class B shares to finance the           4% commission and related
marketing expenses.

               With respect to Class C shares, IMDI currently
intends to           pay to dealers a sales commission of 1% of
the sale price of           Class C shares that they have sold, a
portion of which is to           compensate the dealers for
providing Class C shareholder account           services during
the first year of investment. IMDI will receive           the
entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

               Pursuant to separate distribution plans for the
Fund's Class           B and Class C shares, IMDI bears various
promotional and sales           related expenses, including the
cost of printing and mailing           prospectuses to persons
other than shareholders. Under the Fund's           Class B Plan,
IMDI retains 0.75% of the continuing 1.00%
service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an
annual           rate of 0.25% of qualified investments. Under
the Class C Plan,           IMDI pays continuing
service/distribution fees to qualified           dealers at an
annual rate of 1.00% of qualified investments after           the
first year of investment (0.25% of which represents a service fee).

               CONVERSION OF CLASS B SHARES:  Your Class B shares
and an           appropriate portion of both reinvested dividends
and capital           gains on those shares will be converted
into Class A shares           automatically no later than the
month following eight years after           the shares were
purchased, resulting in lower annual distribution           fees.
If you exchanged Class B shares into the Fund from Class B













          shares of another Ivy or Mackenzie fund, the
calculation will be           based on the time the shares in the
original fund were purchased.

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class B or Class C Fund account at the           time of the
initial distribution) (i.a) following retirement           under
a tax qualified retirement plan, or (i.b) upon attaining
age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii)
redemption           resulting from tax-free return of an excess
contribution to an           IRA; or (iii) any partial or
complete redemption following the           death or disability
(as defined in Section 72(m)(7) of the Code)           of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

               ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:  IMDI
may, at           its own expense, pay concessions in addition to
those described           above to dealers that satisfy certain
criteria established from           time to time by IMDI. These
conditions relate to increasing sales           of shares of the
Fund over specified periods and to certain other
factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the
dealer           during a particular period, and (ii) 0.10% of
the value of Fund           shares held by the dealer's customers
for more than one year,           calculated on an annual basis.

          HOW TO REDEEM SHARES

               You may redeem your Fund shares through your
registered           securities representative, by mail or by
telephone. A CDSC may           apply to certain Class A share
redemptions, to Class B share           redemptions prior to
conversion and to Class C shares that are           redeemed
within one year of purchase. All redemptions are made at
the NAV next determined after a redemption request has been
   received in good order. Requests for redemptions must be
received           by 4:00 p.m. Eastern time to be processed at
the NAV for that           day. Any redemption request in good
order that is received after           4:00 p.m. Eastern time
will be processed at the price determined           on the
following business day. IF SHARES TO BE REDEEMED WERE
PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED
    UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE
DATE           OF PURCHASE. If you own shares of more than one
class of the           Fund, the Fund will redeem first the
shares having the highest           12b-1 fees; any shares
subject to a CDSC will be redeemed last           unless you
specifically elect otherwise.

               When shares are redeemed, the Fund generally sends
you           payment on the next business day. Under unusual
circumstances,           the Fund may suspend redemptions or
postpone payment to the












          extent permitted by Federal securities laws. The
proceeds of the           redemption may be more or less than the
purchase price of your           shares, depending upon, among
other factors, the market value of           the Fund's
securities at the time of the redemption. If the
redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an
address change           has occurred in the last 30 days, it
must be requested in writing           with a signature
guarantee. See "Signature Guarantees," below.

               If you are not certain of the requirements for a
redemption,           please contact IMSC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is           responsible for promptly transmitting
redemption orders.           Redemptions requested by dealers
will be made at the NAV (less           any applicable CDSC)
determined at the close of regular trading           (4:00 p.m.
Eastern time) on the day that a redemption request is received in good order by IMSC.

               BY MAIL:  Requests for redemption in writing are
considered           to be in "proper or good order" if they
contain the following:

               -    Any outstanding certificate(s) for shares
being                     redeemed.

               -    A letter of instruction, including the
account                     registration, fund number, the
account number and the                     dollar amount or
number of shares to be redeemed.

               -    Signatures of all registered owners whose
names appear                     on the account.

               -    Any required signature guarantees.

               -    Other supporting legal documentation, if
required (in                     the case of estates, trusts,
guardianships,                     corporations, unincorporated
associations, retirement                     plan trustees or
others acting in representative                     capacities).

               The dollar amount or number of shares indicated
for           redemption must not exceed the available shares or
NAV of your           account at the next-determined prices. If
your request exceeds           these limits, then the trade will
be rejected in its entirety.

               Mail your request to IMSC at one of the addresses
on page 15           of this Prospectus.

               BY TELEPHONE:  Individual and joint accounts may
redeem up           to $50,000 per day over the telephone by
contacting IMSC at 1-          800-777-6472. In times of unusual
economic or market changes, the           telephone redemption
privilege may be difficult to implement. If           you are
unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

               Checks will be made payable to the current account registration and sent to the address of record. If there
has been           a change of address in the last 30 days,
please use the           instructions for redemption requests by
mail described above. A           signature guarantee would be
required.

               Requests for telephone redemptions will be
accepted from the           registered owner of the account, the
designated registered           representative or the registered
representative's assistant.

               Shares held in certificate form cannot be redeemed
by                telephone.

               If Section 6E of the Account Application is not
completed,           telephone redemption privileges will be
provided automatically.           Although telephone redemptions
may be a convenient feature, you           should realize that
you may be giving up a measure of security           that you may
otherwise have if you terminated the privilege and
redeemed your shares in writing. If you do not wish to make
   telephone redemptions or let your registered representative do
so           on your behalf, you must notify IMSC in writing.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE:
For           shareholders who established this feature at the
time they opened           their account, telephone instructions
will be accepted for           redemption of amounts up to
$50,000 ($1,000 minimum) and proceeds           will be wired on
the next business day to a predesignated bank           account.

               In order to add this feature to an existing
account or to           change existing bank account information,
please submit a letter           of instructions including your
bank information to IMSC at the           address provided above.
The letter must be signed by all           registered owners, and
their signatures must be guaranteed.

               Your account will be charged a fee of $10 each
time           redemption proceeds are wired to your bank. Your
bank may also           charge you a fee for receiving a Federal
Funds wire.

               Neither IMSC nor the Fund can be responsible for
the           efficiency of the Federal Funds wire system or the
shareholder's           bank.















          MINIMUM ACCOUNT BALANCE REQUIREMENTS

               Due to the high cost of maintaining small accounts
and           subject to state law requirements, the Fund may
redeem the           accounts of shareholders whose investment,
including sales           charges paid, has been less than $1,000
for more than 12 months.           The Fund will not redeem an
account unless the shareholder has           been given at least
60 days' advance notice of the Fund's           intention to do
so. No redemption will be made if a shareholder's
account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does
not apply           to IRAs, other retirement accounts and
UGMA/UTMA accounts.

          SIGNATURE GUARANTEES

               For your protection, and to prevent fraudulent
redemptions,           we require a signature guarantee in order
to accommodate the           following requests:

               -    Redemption requests over $50,000.

               -    Requests for redemption proceeds to be sent
to someone                     other than the registered
shareholder.

               -    Requests for redemption proceeds to be sent
to an                     address other than the address of
record.

               -    Registration transfer requests.

               -    Requests for redemption proceeds to be wired
to your                     bank account (if this option was not
selected on your                     original application, or if
you are changing the bank                     wire information).

               A signature guarantee may be obtained only from an
eligible           guarantor institution as defined in Rule
17Ad-15 of the           Securities Exchange Act of 1934, as
amended. An eligible           guarantor institution includes
banks, brokers, dealers, municipal           securities dealers,
government securities dealers, government           securities
brokers, credit unions, national securities exchanges,
registered securities associations, clearing agencies and savings associations. The signature guarantee must not be
qualified in           any way. Notarizations from notary publics
are not the same as           signature guarantees, and are not
accepted.

               Circumstances other than those described above may
require a           signature guarantee. Please contact IMSC at
1-800-777-6472 for           more information.

          CHOOSING A DISTRIBUTION OPTION

               You have the option of selecting the distribution
option           that best suits your needs:













               AUTOMATIC REINVESTMENT OPTION -- Both dividends
and capital           gains are automatically reinvested at NAV
in additional shares of           the same class of the Fund
unless you specify one of the other           options.

               INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both           dividends and capital gains are automatically
invested at NAV in           another Ivy or Mackenzie Fund of the
same class.

               DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will           be paid in cash. Capital gains will be
reinvested at NAV in           additional shares of the same
class of the Fund or another Ivy or           Mackenzie Fund of
the same class.

               DIVIDENDS AND CAPITAL GAINS IN CASH -- Both
dividends and           capital gains will be paid in cash.

               If you wish to have your cash distributions
deposited           directly to your bank account via electronic
funds transfer           ("EFT"), or if you wish to change your
distribution option,           please contact IMSC at
1-800-777-6472.

               If you wish to have your cash distributions go to
an address           other than the address of record, you must
provide IMSC with a           letter of instruction signed by all
registered owners with           signatures guaranteed.

          TAX IDENTIFICATION NUMBER

               In general, to avoid being subject to a 31% U.S.
Federal           backup withholding tax on dividends, capital
gains distributions           and redemption proceeds, you must
furnish the Fund with your           certified tax identification
number ("TIN") and certify that you           are not subject to
backup withholding due to prior underreporting           of
interest and dividends to the IRS. If you fail to provide a
   certified TIN, or such other tax-related certifications as the
         Fund may require, within 30 days of opening your new
account, the           Fund reserves the right to involuntarily
redeem your account and           send the proceeds to your
address of record.

               You can avoid the above withholding and/or
redemption by           correctly furnishing your TIN, and making
certain certifications,           in Section 2 of the Account
Application at the time you open your           new account,
unless the IRS requires that backup withholding be applied to your account.

               Certain payees, such as corporations, generally
are exempt           from backup withholding. Please complete IRS
Form W-9 with the           new account application to claim this
exemption. If the           registration is for an UGMA/UTMA
account, please provide the           social security number of
the minor. Non-U.S. investors who do           not have a TIN
must provide, with their Account Application, a completed IRS Form W-8.













          CERTIFICATES

               In order to facilitate transfers, exchanges and
redemptions,           most shareholders elect not to receive
certificates. Should you           wish to have a certificate
issued, please contact IMSC at 1-800-          777-6472 and
request that one be sent to you. (Retirement plan
accounts are not eligible for this service).  Please note that if you were to lose your certificate, you would incur an
expense to           replace it.

               Certificates requested by telephone for shares
valued up to           $50,000 will be issued to the current
registration and mailed to           the address of record.
Should you wish to have your certificates           mailed to a
different address, or registered differently from the current registration, contact IMSC 1-800-777-6472.

          EXCHANGE PRIVILEGE

               Shareholders of the Fund have an exchange
privilege with           other Ivy and Mackenzie funds. The Fund
reserves the right to           reject, for any reason, any
exchange orders.

               Class A shareholders may exchange their
outstanding Class A           shares for Class A shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class A share, plus an amount equal           to
the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at
the           time of the exchange on the new Class A shares.
Incremental sales           charges are waived for outstanding
Class A shares that have been           invested for 12 months or
longer.

               Class B (and Class C) shareholders may exchange
their           outstanding shares for Class B (or Class C)
shares of another Ivy           or Mackenzie Fund on the basis of
the relative NAV per share,           without the payment of any
CDSC that would otherwise be due upon           redemption. Class
B shareholders who exercise the exchange           privilege
would continue to be subject to the original Fund's
CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

               Class I shareholders may exchange their
outstanding Class I           shares for Class I shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class I share.

               Shares resulting from the reinvestment of
dividends and           other distributions will not be charged
an initial sales charge           or a CDSC when exchanged into
another Ivy or Mackenzie Fund.

               Exchanges are considered to be taxable events, and
may           result in a capital gain or a capital loss for tax
purposes.           Before executing an exchange, you should
obtain and read the           prospectus and consider the
investment objective of the fund to           be purchased.
Shares must be uncertificated in order to execute a telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not
intended to           provide shareholders a means by which to
speculate on short-term           movements in the market. The
Fund reserves the right to limit the           frequency of
exchanges. Exchanges are accepted only if the
registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the
Ivy           or Mackenzie Fund into which the exchange is made.

               With respect to shares subject to a CDSC, if less
than all           of an investment is exchanged out of the Fund,
the shares           exchanged will reflect, pro rata, the cost,
capital appreciation           and/or reinvestment of
distributions of the original investment           as well as the
original purchase date, for purposes of           calculating any
CDSC for future redemptions of the exchanged           shares.

               An investor who was a shareholder of American
Investors           Income Fund, Inc. or American Investors
Growth Fund, Inc. prior           to October 31, 1988, or a
shareholder of the Ivy Funds prior to           December 31,
1991, who became a shareholder of the Fund as a           result
of a reorganization or merger between the Funds may
exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund,
Inc. or           American Investors Growth Fund, Inc. on or
after October 31,           1988, who became a shareholder of the
Fund as a result of the           reorganization between the
Funds will receive credit toward any           applicable sales
charge imposed by any Ivy or Mackenzie Fund into           which
an exchange is made.

               In calculating the sales charge assessed on an
exchange,           shareholders will be allowed to use the
Rights of Accumulation           privilege.

               EXCHANGES BY TELEPHONE:  If Section 6D of the
Account           Application is not completed, telephone
exchange privileges will           be provided automatically.
Although telephone exchanges may be a           convenient
feature, you should realize that you may be giving up           a
measure of security that you may otherwise have if you
terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must
notify           IMSC in writing.

               In order to execute an exchange, please contact
IMSC at 1-          800-777-6472. Have the account number of your
current fund and           the exact name in which it is
registered available to give to the           telephone
representative.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
exchange instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.












               EXCHANGES IN WRITING:  In a letter, request an
exchange and           provide the following information:

          -    The name and class of the fund whose shares you
currently                own.

          -    Your account number.

          -    The name(s) in which the account is registered.

          -    The name of the fund in which you wish your
exchange to be                invested.

          -    The number of shares or the dollar amount you wish
to                exchange.

               The request must be signed by all registered owners.

          REINVESTMENT PRIVILEGE

               Investors who have redeemed Class A shares of the
Fund have           a one-time privilege of reinvesting all or a
part of the proceeds           of the redemption back into Class
A shares of that Fund at NAV           (without a sales charge)
within 60 days after the date of           redemption. IN ORDER
TO REINVEST WITHOUT A SALES CHARGE,           SHAREHOLDERS OR
THEIR BROKERS MUST INFORM IMSC THAT THEY ARE           EXERCISING
THE REINVESTMENT PRIVILEGE AT THE TIME OF           REINVESTMENT.
The tax status of a gain realized on a redemption
generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption.
In           addition, upon a reinvestment, the shareholder may
not be           permitted to take into account sales charges
incurred on the           original purchase of shares in
computing their taxable gain or           loss.

          SYSTEMATIC WITHDRAWAL PLAN

               You may elect the Systematic Withdrawal Plan at
any time by           completing the Account Application, which
is attached to this           Prospectus. You can also obtain
this application by contacting           your registered
representative or IMSC at 1-800-777-6472. To be
eligible, you must have at least $5,000 in your account. Payments
         (minimum distribution amount -- $50) from your account
can be           made monthly, quarterly, semiannually, annually
or on a selected           monthly basis, to yourself or any
other designated payee. You may           elect to have your
systematic withdrawal paid directly to your           bank
account via EFT, at no charge. Share certificates must be
 unissued (i.e., held by the Fund) while the plan is in effect. A
         Systematic Withdrawal Plan may not be established if you
are           currently participating in the Automatic Investment
Method. For           more information, please contact IMSC at
1-800-777-6472.













               If payments you receive through the Systematic
Withdrawal           Plan exceed the dividends and capital
appreciation of your           account, you will be reducing the
value of your account.           Additional investments made by
shareholders participating in the           Systematic Withdrawal
Plan must equal at least $1,000 while the           plan is in
effect. However, it may not be advantageous to           purchase
additional Class A, Class B or Class C shares when you
have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A
shares or to           a CDSC imposed on your redemptions of
Class B or Class C shares.           In addition, redemptions are
taxable events.

               Amounts paid to you through the Systematic
Withdrawal Plan           are derived from the redemption of
shares in your account. Any           applicable CDSC will be
assessed upon the redemptions. A CDSC           will not be
assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

               Should you wish at any time to add a Systematic
Withdrawal           Plan to an existing account or change payee
instructions, you           will need to submit a written
request, signed by all registered           owners, with
signatures guaranteed.

               Retirement accounts are eligible for Systematic
Withdrawal           Plans. Please contact IMSC at 1-800-777-6472
to obtain the           necessary paperwork to establish a plan.

               If the U.S. Postal Service cannot deliver your
checks, or if           deposits to a bank account are returned
for any reason, your           redemptions will be discontinued.

          AUTOMATIC INVESTMENT METHOD

               You may authorize an investment to be
automatically drawn           each month from your bank for
investment in Fund shares by           completing Sections 6A and
7B of the Account Application. Attach           a "voided" check
or deposit slip to your account application. At           pre-
specified intervals, your bank account will be debited and
  the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per
month for           retirement plans). There is no charge to you
for this program.

               You may terminate or suspend your Automatic
Investment           Method by telephone at any time by
contacting IMSC at 1-800-777-          6472.

               If you have investments being withdrawn from a
bank account           and we are notified that the account has
been closed, your           Automatic Investment Method will be
discontinued.
















          CONSOLIDATED ACCOUNT STATEMENTS

               Shareholders with two or more Ivy or Mackenzie
fund accounts           having the same taxpayer I.D. number will
receive a single           quarterly account statement, unless
otherwise specified. This           feature consolidates the
activity for each account onto one           statement. Requests
for quarterly consolidated statements for all           other
accounts must be submitted in writing and must be signed by all registered owners.

          RETIREMENT PLANS

               The Ivy and Mackenzie family of funds offer
several tax-          sheltered retirement plans that may fit
your needs:

               - IRA (Individual Retirement Account)

               - 401(k), Money Purchase Pension and Profit
Sharing Plans

               - SEP-IRA (Simplified Employee Pension Plan)

               - 403(b)(7) Plan

               Minimum initial and subsequent investments for
retirement           plans are $25.

               Investors Bank & Trust, which serves as custodian
or trustee           under the retirement plan prototypes
available from the Fund,           charges certain nominal fees
for annual maintenance. A portion of           these fees is
remitted to IMSC, as compensation for its services           to
the retirement plan accounts maintained with the Fund.

               Distributions from retirement plans are subject to
certain           requirements under the Code. Certain
documentation, including IRS           Form W4-P, must be
provided to IMSC prior to taking any           distribution.
Please contact IMSC for details. The Ivy and           Mackenzie
family of funds and IMSC assume no responsibility to
determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please
contact           your broker or tax adviser.

               Please call IMSC at 1-800-777-6472 for complete
information           kits describing the plans, their benefits,
restrictions,           provisions and fees.

          SHAREHOLDER INQUIRIES

               Inquiries regarding the Fund should be directed to
IMSC at           1-800-777-6472.

















                             IVY INTERNATIONAL VALUE FUND
                                 ACCOUNT APPLICATION
                USE THIS APPLICATION FOR CLASS A, CLASS B AND
CLASS C

            Please mail applications and checks to: Ivy Mackenzie
Services           Corp., P.O. Box 3022, Boca Raton, FL
33431-0922.
           (This application should not be used for retirement
accounts for           which Ivy is custodian.)

          Account Number:

          (Fund Use Only)

          Dealer #:
          Branch #:
          Rep. I.D. #:
          Acct. Type:
          Soc Cd:
          Div Cd:
          CG Cd:
          Exc Cd:
          Red Cd:


          1    REGISTRATION

               / / Individual
               / / Joint Tenant
               / / Estate
               / / UGMA/UTMA
               / / Corporation
               / / Partnership
               / / Sole Proprietor
               / / Trust
               / / Other

               Date of Trust
               Owner, Custodian or Trustee
               Co-owner or Minor
               Minor's State of Residence
               Street
               City
               State
               Zip Code
               Phone Number -- Day
               Phone Number -- Evening

          2    TAX ID

               Citizenship: / / U.S. / / Other ________________

               Social Security Number
               Tax Identification Number












               Under penalties of perjury, I certify by signing
in Section                8 below that: (1) the number shown in
this section is my                correct taxpayer identification
number (TIN), and (2) I am                not subject to backup
withholding because: (a) I have not                been notified
by the Internal Revenue Service (IRS) that I                am
subject to backup withholding as a result of a failure to
      report all interest or dividends, or (b) the IRS has
       notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or
dividends                on your tax return.) Please see the "Tax
Identification                Number" section of the Prospectus
for additional information                on completing this
section.

          3    DEALER INFORMATION

               The undersigned ("Dealer") agrees to all
applicable                provisions in this Application,
guarantees the signature and                legal capacity of the
Shareholder, and agrees to notify IMSC                of any
purchases made under a Letter of Intent or Rights of Accumulation.

               Dealer Name
               Branch Office Address
               City
               State
               Zip Code
               Representative's Name and Number
               Representative's Phone Number
               Authorized Signature of Dealer

          4    INVESTMENTS

               A.   Enclosed is my check ($1,000 minimum) made
payable to                     Ivy International Value Fund.
Please invest it in                     Class A __ or Class B __
or Class C shares.*

                    $_______________________(Amount Enclosed)

               B.   I qualify for an elimination of the sales
charge due to                     the following privilege
(applies only to Class A                     shares):

                    __   New Letter  of Intent (if ROA or 90-day
backdate                          privilege is applicable,
provide account(s)                          information below.)
                    __   ROA with the account(s) listed below.
                __   Existing Letter of Intent with account(s)
listed                          below.

                    Fund Name(s)
                    Account Number(s)













                    If establishing a Letter of Intent, you will
need to                     purchase Class A shares over a
thirteen-month period in                     accordance with the
provisions in the Prospectus.  The                     Aggregate
amount of these purchases will be at least
equal to the amount indicated below (see Prospectus for
         minimum amount required for reduced sales charges).
              /  /      $  50,000
                    /  / $100,000
                    /  / $250,000
                    /  / $500,000

               C.   FOR DEALER USE
                    Confirmed trade orders: [Confirm Number,
Number of                     Shares, Trade Date]

          5    DISTRIBUTION OPTIONS

               I would like to reinvest dividends and capital
gains into                additional shares in this account at
net asset value unless                a different option is
checked below.

               A.   /  / Reinvest all dividends and capital gains
into                          additional shares of a different
Ivy or Mackenzie                          fund.

                    Fund Name
                    Account Number

               B.   /  / Pay all dividends in cash and reinvest
capital                          gains into additional shares in
this Fund or a                          different Ivy or
Mackenzie fund.

                    Fund Name
                    Account Number

               C. / / Pay all dividends and capital gains in cash.

               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
C OR D                ABOVE, BE:

               /  / Sent to the address listed in the
registration.                /  /      Sent to the special payee
listed in Section                 7A /  / (By Mail)
               7B /  / (By E.F.T.)

          6    OPTIONAL SPECIAL FEATURES

               A.   /  / Automatic Investment Method (AIM)

               -    I wish to invest _________________
                    /  / once per month
                    /  / twice
                    /  / 3 times
                    /  / 4 times












               -    My bank account will be debited on the
_________ day of                     the month

               Please invest $___________________ each period
starting in                the month of __________________ in Ivy
International Value                Fund.
               /  / Class A
               /  / Class B
               /  / Class C

               /  / I have attached a voided check to ensure my
correct                     bank account will be debited.

               B.   Systematic Withdrawal Plans**

               I wish to automatically withdraw funds from my
account in                Ivy International Value Fund

               /  / Monthly /  / Quarterly / /Semiannually / /
Annually

                / / Once / / Twice / / 3 times / / 4 times per month

               I request the distribution be:

               /  / Sent to the address listed in the
registration.                /  / Sent to the special payee
listed in Section 7.                /  / Invested into additional
shares of the same class of a                     different Ivy
Mackenzie fund.

               Fund Name
               Account Number

               Amount $__________________(Minimum $50) starting
on or about                the

               -    _______ day of the month
               -    _______ day of the month
               -    _______ day of the month*

               NOTE: Account minimum: $5,000 in shares at current
offering                price

               C.   Electronic Funds Transfer for Redemption
Proceeds**

                    I authorize the Agent to honor telephone
instructions                     for the redemption of Fund
shares up to $50,000.                     Proceeds may be wire
transferred to the bank account                     designated
($1,000 minimum).  (Complete Section 7B)

               D.   Telephone Exchanges**    /  / Yes         /
/ No

                    I authorize exchanges by telephone among the
Ivy and                     Mackenzie family of funds upon
instructions from any                     person as more fully
described in the Prospectus. To












                    change this option once established, written
                  instructions must be received from the
shareholder of                     record or the current
registered representative.

                    If neither box is checked, the telephone
exchange                     privilege will be provided
automatically.

               E.   Telephonic Redemptions** /  / Yes         /
/ No

                    The Fund or its agents are authorized to
honor                     telephone instructions from any person
as more fully                     described in the Prospectus for
the redemption of Fund                     shares. The amount of
the redemption shall not exceed                     $50,000 and
the proceeds are to be payable to the
shareholder of record and mailed to the address of
    record. To change this option once established, written
             instructions must be received from the shareholder
of                     record or the current registered
representative.

                    If neither box is checked, the telephone
redemption                     privilege will be provided
automatically.

               *    There must be a period of at least seven
calendar days                     between each
investment/withdrawal period.

               **   This option may not be used if shares are
issued in                     certificate form.

          7    SPECIAL PAYEE

               A.   MAILING ADDRESS

                    Please send all disbursements to this special payee:

                    Name of Bank or Individual
                    Account Number (If Applicable)
                    Street
                    City/State/Zip

               B.   FED WIRE / E.F.T. INFORMATION

                    Financial Institution
                    ABA #
                    Account #
                    Street
                    City/State/Zip
                    (Please attach a voided check)

          8    SIGNATURES

               Investors should be aware that the failure to
check the "No"                under Section 6D or 6E above means
that the Telephone                Exchange/Redemption Privileges
will be provided. The Funds                employ reasonable
procedures that require personal












               identification prior to acting on
exchange/redemption                instructions communicated by
telephone to confirm that such                instructions are
genuine. In the absence of such procedures,                a Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange
    Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

               I certify to my legal capacity to purchase or
redeem shares                of the Fund for my own account or
for the account of the                organization named in
Section 1.  I have received a current                Prospectus
and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

               THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR
CONSENT                TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE                CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.

               ______________________________
________________________                Signature of Owner,
Custodian,     Date
               Trustee or Corporate Officer

               ______________________________
________________________                Signature of Joint Owner,
        Date
               Co-Trustee or Corporate Officer


          IIVF-1-896





































          PROSPECTUS
January 1, 1997

          IVY GLOBAL NATURAL RESOURCES FUND

               Ivy Fund (the "Trust") is a registered investment
company           currently consisting of seventeen separate
portfolios. One of           these portfolios, Ivy Global Natural
Resources Fund, is described           in this Prospectus.

               This Prospectus sets forth concisely the
information about           the Fund that a prospective investor
should know before           investing. Please read it carefully
and retain it for future           reference. Additional
information about the Fund is contained in           the
Statement of Additional Information for the Fund dated
January 1, 1997 (the "SAI"), which has been filed with the
  Securities and Exchange Commission and is incorporated by
   reference into this Prospectus. The SAI is available upon
request           and without charge from the Trust at the
Distributor's address           and telephone number below.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES           COMMISSION NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY           STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY           OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

          TABLE OF CONTENTS
          Expense Information . . . . . . . . . . . . . . . . . .
 . . . . .           Investment Objectives and Policies  . . . . .
 . . . . . . . . . .           Risk Factors and Investment
Techniques  . . . . . . . . . . . . .           Organization and
Management of the Fund . . . . . . . . . . . . .
Investment Manager  . . . . . . . . . . . . . . . . . . . . . . .
         Fund Administration and Accounting  . . . . . . . . . .
 . . . . .           Transfer Agent  . . . . . . . . . . . . . . .
 . . . . . . . . . .           Alternative Purchase Arrangements .
 . . . . . . . . . . . . . . .           Dividends and Taxes . . .
 . . . . . . . . . . . . . . . . . . . .           Performance
Data  . . . . . . . . . . . . . . . . . . . . . . . .
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . .
         How Your Purchase Price is Determined . . . . . . . . .
 . . . . .           How The Fund Values its Shares  . . . . . . .
 . . . . . . . . . .           Initial Sales Charge Alternative-
Class A Shares . . . . . . . . .           Contingent Deferred
Sales Charge-Class A Shares . . . . . . . . .
Qualifying for a Reduced Sales Charge . . . . . . . . . . . . . .
         Contingent Deferred Sales Charge Alternative-
               Class B and Class C Shares . . . . . . . . . . . .
 . . . . .           How to Redeem Share . . . . . . . . . . . . .
 . . . . . . . . . .           Minimum Account Balance
Requirements  . . . . . . . . . . . . . .           Signature
Guarantees  . . . . . . . . . . . . . . . . . . . . . .
Choosing a Distribution Option  . . . . . . . . . . . . . . . . .
         Tax Identification Number . . . . . . . . . . . . . . .
 . . . . .           Certificates  . . . . . . . . . . . . . . . .
 . . . . . . . . . .           Exchange Privilege  . . . . . . . .
 . . . . . . . . . . . . . . .           Reinvestment Privilege  .
 . . . . . . . . . . . . . . . . . . . .












          Systematic Withdrawal Plan  . . . . . . . . . . . . . .
 . . . . .           Automatic Investment Method . . . . . . . . .
 . . . . . . . . . .           Consolidated Account Statements . .
 . . . . . . . . . . . . . . .           Retirement Plans  . . . .
 . . . . . . . . . . . . . . . . . . . .           Shareholder
Inquiries . . . . . . . . . . . . . . . . . . . . . .


             BOARD OF TRUSTEES               TRANSFER AGENT
      John S. Anderegg, Jr.           Ivy Mackenzie Services
       Paul H. Broyhill                Corp.
             Stanley Channick                P.O. Box 3022
             Frank W. DeFriece, Jr.          Boca Raton, FL
      Roy J. Glauber                  33431-0922
             Michael G. Landry               1-800-777-6472
      Michael R. Peers
             Joseph G. Rosenthal             AUDITORS
             Richard N. Silverman            __________________
          J. Brendan Swan
                                             INVESTMENT MANAGER
          OFFICERS                        Ivy Management, Inc.
         Michael G. Landry,              700 South Federal
Highway              President                       Boca Raton,
FL 33432              Keith J. Carlson, Vice
1-800-456-5111              President
             James W. Broadfoot, Vice        DISTRIBUTOR
             President                       Ivy Mackenzie
Distributors,              C. William Ferris               Inc.
             Secretary/Treasurer             Via Mizner Financial
Plaza              Michael R. Peers, Chairman      700 South
Federal Highway                                              Boca
Raton, FL 33432              LEGAL COUNSEL
1-800-456-5111              Dechert Price & Rhoads
             Boston, MA

             CUSTODIAN
             Brown Brothers Harriman &
             Co.
             Boston, MA




























          EXPENSE INFORMATION

               The tables and examples below are designed to
assist you in           understanding the various costs and
expenses that you will bear           directly or indirectly as
an investor in the Fund. The           information is based on
estimated amounts for the current fiscal           year.

                           SHAREHOLDER TRANSACTION EXPENSES


MAXIMUM                                                   MAXIMUM
    CONTINGENT
SALES LOAD     DEFERRED
      IMPOSED ON   SALES CHARGE
              PURCHASES     (AS A % OF
                     (AS A % OF     ORIGINAL
                            OFFERING      PURCHASE
                                   PRICE)        PRICE)

             Class A . . . . . . . . . . . . .    5.75%(1)
None(2)              Class B . . . . . . . . . . . . .      None
     5.00%(3)

             Class C . . . . . . . . . . . . .      None
1.00%(4)

          The Fund does not charge a redemption fee, an exchange
fee, or a           sales load on reinvested dividends.

          (1)  Class A shares may be purchased under a variety of
plans                that provide for the reduction or
elimination of the sales                charge.
          (2)  A contingent deferred sales charge ("CDSC") may
apply to the                redemption of Class A shares that are
purchased without an                initial sales charge. See
"Purchases of Class A Shares at                Net Asset Value"
and "Contingent Deferred Sales Charge --               Class A
Shares."
          (3)  The maximum CDSC on Class B shares applies to
redemptions                during the first year after purchase.
The charge declines to                4% during the second year;
3% during the third and fourth                years; 2% during
the fifth year; 1% during the sixth year;                and 0%
in the seventh year and thereafter.
          (4)  The CDSC on Class C shares applies to redemptions
during the                first year after purchase.
























                            ANNUAL FUND OPERATING EXPENSES
                       (as a percentage of average net assets)


TOTAL FUND
OTHER       OPERATING
      EXPENSES    EXPENSES
12B-1       (AFTER      (AFTER
   SERVICE/    EXPENSE     EXPENSE                             MANAGE-
    DISTRIBU-   REIMBURSE-  REIMBURSE-
MENT FEES  TION FEES   MENTS)      MENTS)(1)

             Class A . . .  1.00%      0.25%       0.95%
2.20%              Class B . . .  1.00%      1.00%(2)    0.95%
  2.95%

             Class C . . .  1.00%      1.00%(2)    0.95%
2.95%

          (1)  Ivy Management, Inc. ("IMI") currently limits
Total Fund                Operating Expenses (excluding Rule
12b-1 fees) to an annual                rate of 1.95% of the
Fund's average net assets.  Without
reimbursements, "Total Fund Operating Expenses" may increase, but are subject to a maximum of 2.50% (excluding
       Rule 12b-1 fees), the highest expense ratio currently allowed under state securities laws.

          (2)  Long-term investors may, as a result of the Fund's
12b-1                fees, pay more than the economic equivalent
of the maximum                front-end sales charge permitted by
the Rules of Fair                Practice of the National
Association of Securities Dealers,                Inc. ("NASD").





































                                       EXAMPLES

               The following table lists the expenses that an
investor           would pay on a $1,000 investment, assuming (1)
5% annual return           and (2) unless otherwise noted,
redemption at the end of each           time period. These
examples further assume reinvestment of all           dividends
and distributions, and that the percentage amounts
under "Total Fund Operating Expenses"** remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION
OF           PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE
HIGHER OR LOWER           THAN THOSE SHOWN.


                                                         1 YEAR
3 YEARS

           Class A Shares* . . . . . . . . . . . . . .   $79
$122            Class B Shares  . . . . . . . . . . . . . .
$80(1)    $121(2)

           Class B Shares (no redemption)  . . . . . .   $30
$91            Class C Shares  . . . . . . . . . . . . . .
$40(3)    $91            Class C Shares (no redemption)  . . . .
 . .   $30       $91



            *  Assumes deduction of the maximum 5.75% initial
sales charge                at the time of purchase and no
deduction of a CDSC at the                time of redemption.

          **   Based on Total Fund Operating Expenses net of
expense                reimbursements. See the "Annual Fund
Operating Expenses                Table," above.

          (1)  Assumes deduction of a 5% CDSC at the time of
redemption.           (2)  Assumes deduction of a 3% CDSC at the
time of redemption.           (3)  Assumes deduction of a 1% CDSC
at the time of redemption.

               The information presented in the tables does not
reflect the           charge of $10 per transaction that would
apply if a shareholder           elects to have redemption
proceeds wired to his or her bank           account. For a more
detailed discussion of the Fund's fees and           expenses,
see the following sections of this Prospectus:
"Organization and Management of the Fund," "Initial Sales Charge
        Alternative -- Class A Shares" and "Contingent Deferred
Sales           Charge Alternative -- Class B and Class C
Shares," and           "Investment Advisory and Other Services"
in the SAI.




















          INVESTMENT OBJECTIVE AND POLICIES

               The Fund's investment objective is long-term
growth.  Any           income realized will be incidental.  The
Fund's investment           objective is fundamental and may not
be changed without the           approval of a majority of the
Fund's outstanding voting shares           (as defined under the
Investment Company Act of 1940). Except for           the Fund's
investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI
are           non-fundamental, and may be changed by the Trustees
without           shareholder approval. There can be no assurance
that the Fund's           objective will be met. The different
types of securities and           investment techniques used by
the Fund involve varying degrees of           risk. For
information about the particular risks associated with each type of investment, see "Risk Factors and Investment
 Techniques," below, and the SAI.

               Whenever an investment policy or restriction of
the Fund           described in this Prospectus or in the SAI
states a maximum           percentage of assets that may be
invested in a security or other           asset or describes a
policy regarding quality standards, that           percentage
limitation or standard will, unless otherwise
indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is
adhered           to at the time of investment, a later increase
or decrease in the           percentage that results from
circumstances not involving any           affirmative action by
the Fund will not be considered a           violation.

               Under normal conditions, the Fund invests at least
65% of           its total assets in the equity securities of
companies throughout           the world that own, explore or
develop natural resources and           other basic commodities,
or supply goods and services to such           companies.  For
these purposes, "natural resources" generally           include
precious metals (such as gold, silver and platinum),
ferrous and nonferrous metals (such as iron, aluminum and
 copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and
         agricultural commodities.  Although the Fund generally
invests in           common stock, it may also invest in
preferred stock, securities           convertible into common
stock and American Depositary Receipts           ("ADRs").  The
Fund may also invest directly in precious metals           and
other physical commodities.

               IMI believes that certain political and economic
changes in           the global environment in recent years have
had and will continue           to have a profound effect on
global supply and demand of natural           resources, and that
rising demand from developing markets and new           sources
of supply should create attractive investment
opportunities.  In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's
opinion,           appear to be undervalued relative to the value
of the companies'           natural resource holdings.  Under
normal conditions, at least












          three different countries (one of which may be the
United States)           will be represented in the Fund's
overall portfolio holdings.  In           light of the geographic
concentration of many natural resources,           it is
anticipated that many of the companies in which the Fund invests will be located in Canada, Australia, New Zealand,
  Malaysia, Western Europe, the United Kingdom and the United
     States.

               For temporary defensive purposes, the Fund may
invest           without limit in cash or cash equivalents, such
as bank           obligations (including certificates of deposit
and bankers'           acceptances), commercial paper, short-term
notes and repurchase           agreements.  For temporary or
emergency purposes, the Fund may           borrow up to one-third
of the value of its total assets from           banks, but may
not purchase securities at any time during which           the
value of the Fund's outstanding loans exceeds 10% of the
value of the Fund's assets.  The Fund may engage in foreign
   currency exchange transactions and enter into forward foreign currency contracts.  The Fund may also invest (i) up to
10% of           its total assets in other investment companies
and (ii) up to 10           % of its net assets in restricted and
other illiquid securities.            Securities whose proceeds
are subject to limitations on           repatriation of principal
or profits for more than seven days,           and those for
which market quotations are not readily available,           may
be deemed illiquid for these purposes.

               For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's aggregate investment
in such           contracts does not exceed 15% of its total
assets.

          RISK FACTORS AND INVESTMENT TECHNIQUES

               SPECIAL CONSIDERATIONS RELATING TO INVESTING IN
NATURAL           RESOURCES:  Since the Fund normally invests a
substantial portion           of its assets in securities of
companies engaged in natural           resources activities, the
Fund may be subject to greater risks           and market
fluctuations than funds with more diversified
portfolios.  The value of the Fund's securities will fluctuate in response to market conditions generally, and will be
particularly           sensitive to the markets for those natural
resources in which a           particular issuer is involved.
The values of natural resources           may also fluctuate
directly with respect to real and perceived inflationary trends and various political developments.

               The Fund's investments in precious metals (such as
gold) and           other physical commodities are subject to
special risk           considerations, including substantial
price fluctuations over           short periods of time.  On the
other hand, investments in           precious metals coins or
bullion could help to moderate           fluctuations in the
value of the Fund's portfolio, since the           prices of
precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the gains and
losses           realized by the Fund upon their sale.  The Fund
may also incur           storage and other costs relating to its
investments in precious           metals and other commodities,
which costs may, under certain           circumstances, exceed
the custodial and brokerage costs           associated with
investments in other types of securities.  When           the
Fund purchases a precious metal, IMI currently intends that
   it will only be in a form that is readily marketable and that
it           will be delivered to and stored with the Fund's
custodian.

               Natural resource industries throughout the world
may be           subject to greater political, environmental and
other           governmental regulation than many other
industries.  Changes in           governmental policies and the
need for regulatory approvals may           have an adverse
effect on the products and services of natural
resources companies.  For example, the exploration, development and distribution of coal, oil and gas in the United States
are           subject to significant Federal and state
regulation, which may           affect rates of return on such
investments and the kinds of           services that may be
offered to companies in those industries.            In addition,
many natural resource companies have been subject to
significant costs associated with compliance with environmental and other safety regulations.  Such regulations may also
hamper           the development of new technologies.  The
direction, type or           effect of any future regulations
affecting natural resource           industries are virtually
impossible to predict.

               To take advantage of potential growth
opportunities, the           Fund might have significant
investments in companies with           relatively small market
capitalization.  Securities of smaller           companies may be
subject to more abrupt or erratic market           movements than
the securities of larger more established           companies,
both because they tend to be traded in lower volume           and
because the companies are subject to greater business risk.

               Under certain economic, financial and political
conditions,           the Fund may be invested heavily in foreign
securities.            Investing in securities of foreign issuers
and denominated in           foreign currencies involves risks
not typically associated with           investing in United
States securities, including fluctuations in           foreign
exchange rates, exposure to adverse political and
economic developments and the possible imposition of exchange controls and related restrictions. Finally, competition is intense for many natural resource companies.  As a result,
the           value of the securities issues by such companies
may to subject           to increased share price volatility.

               BANK OBLIGATIONS:  The bank obligations in which
the Fund           may invest include certificates of deposit,
bankers' acceptances,           and other short-term debt
obligations. Investments in           certificates of deposit and
bankers' acceptances are limited to           obligations of (i)
banks having total assets in excess of $1           billion, and
(ii) other banks if the principal amount of the












          obligation is fully insured by the Federal Deposit
Insurance           Corporation ("FDIC"). Investments in
certificates of deposit of           savings associations are
limited to obligations of Federal or           state-chartered
institutions whose total assets exceed $1 billion           and
whose deposits are insured by the FDIC.

               BORROWING:  Borrowing may exaggerate the effect on
the           Fund's net asset value of any increase or decrease
in the value           of the Fund's portfolio securities. Money
borrowed will be           subject to interest costs (which may
include commitment fees           and/or the cost of maintaining
minimum average balances).

               COMMERCIAL PAPER:  Commercial paper represents
short-term           unsecured promissory notes issued in bearer
form by bank holding           companies, corporations, and
finance companies. The Fund's           investments in commercial
paper are limited to obligations rated           Prime-1 by
Moody's Investor Services Inc. ("Moody's") or, if not
rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by
Standard &           Poor's Corporation ("S&P").

               CONVERTIBLE SECURITIES:  The convertible
securities in which           the Fund may invest include
corporate bonds, notes, debentures           and other securities
convertible into common stocks. Because           convertible
securities can be converted into equity securities,
their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities
usually           provide a higher yield than the underlying
equity, however, so           that the price decline of a
convertible security may sometimes be           less substantial
than that of the underlying equity security.

               DEBT SECURITIES, IN GENERAL:  Investment in debt
securities           involves both interest rate and credit risk.
Generally, the value           of debt instruments rises and
falls inversely with fluctuations           in interest rates. As
interest rates decline, the value of debt           securities
generally increases. Conversely, rising interest rates
tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than
bonds           with shorter maturities. The market value of debt
securities also           varies according to the relative
financial condition of the           issuer. In general, lower-
quality bonds offer higher yields due           to the increased
risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

               U.S. GOVERNMENT SECURITIES:  U.S. Government
securities are           obligations of, or guaranteed by, the
U.S. Government, its           agencies or instrumentalities.
Such securities include: (1)           direct obligations of the
U.S. Treasury (such as Treasury bills,           notes, and
bonds) and (2) Federal agency obligations guaranteed           as
to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When
such           securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,












          and thus they are of the highest possible credit
quality. U.S.           Government securities that are not held
to maturity are subject           to variations in market value
caused by fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans. Although the mortgage           loans in the pool will
have maturities of up to 30 years, the           actual average
life of the loans typically will be substantially           less
because the mortgages will be subject to principal
amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to
increase,           thereby shortening the actual average life of
the security.           Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the security's actual average           life (and increasing the
security's price volatility). Since it           is not possible
to predict accurately the average life of a           particular
pool, and because prepayments are reinvested at           current
rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

               FOREIGN SECURITIES:  The foreign securities in
which the           Fund may invest include non-U.S. dollar-
denominated securities,           Eurodollar securities,
sponsored or unsponsored American           Depository Receipts
("ADRs") and debt securities issued, assumed           or
guaranteed by foreign governments (or political subdivisions or instrumentalities thereof).  In recent years, many
countries           around the world have undergone political
changes that have           reduced government's role in economic
and personal affairs and           have stimulated investment and
growth. In order for these           emerging economies to
continue to expand and develop industry,           infrastructure
and currency reserves, continued influx of capital           is
essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this
is           no guarantee of future performance, IMI believes
that investment           opportunities (particularly in the
energy, environmental           services, natural resources,
basic materials, power,           telecommunications and
transportation industries) may result           within the
evolving economies of emerging market countries from
which the Fund and its shareholders will benefit.  However,
   investors should consider carefully the special risks that
arise           in connection with investing in securities issued
by companies           and governments of foreign nations
(especially in countries with           emerging or developing
economies), which are in addition to those           risks that
are associated with the Fund's investments, generally.

               In many foreign countries (especially in emerging
market           countries), there is less regulation of business
and industry           practices, stock exchanges, brokers and
listed companies than in           the United States. For
example, foreign companies are not           generally subject to
uniform accounting and financial reporting           standards,
and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in
which the           Fund may invest may be smaller, less liquid
and subject to           greater price volatility than those in
the United States. These           risks may be intensified in
certain emerging market countries           (e.g., in Latin
America and parts of Europe). Generally, price
fluctuations in the Fund's foreign security holdings are likely to be high relative to those of securities issued in the
United           States.

               Other risks include the possibility of
expropriation,           nationalization or confiscatory
taxation, foreign exchange           controls (which may include
suspension of the ability to transfer           currency from a
given country), difficulties in pricing, default           in
foreign government securities, high rates of inflation (especially in emerging markets countries), difficulties in enforcing foreign judgments, political or social instability,
or           other developments that could adversely affect the
Fund's foreign           investments.

               The risks of investing in foreign securities are
likely to           be intensified in the case of investments in
issuers domiciled or           doing substantial business in
emerging market countries. For           example, countries with
emerging markets may have relatively           unstable
governments and therefore be susceptible to sudden
adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions
against           repatriation of assets). Security prices in
emerging markets can           also be significantly more
volatile than in the more developed           nations of the
world, and communications between the U.S. and           emerging
market countries may be unreliable, increasing the risk
of delayed settlements of portfolio transactions or loss of
   certificates for portfolio securities. Delayed settlements
could           cause the Fund to miss attractive investment
opportunities or           impair its ability to dispose of
portfolio securities, resulting           in a loss if the value
of the securities subsequently declines.           Finally, many
emerging markets have experienced and continue to
experience high rates of inflation. In certain countries,
 inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and
sharply           eroding the value of outstanding financial
assets in those           countries.

               FOREIGN CURRENCY EXCHANGE TRANSACTIONS:  The Fund
usually           effects its currency exchange transactions on a
spot (i.e., cash)           basis at the spot rate prevailing in
the foreign exchange market.           However, some price spread
on currency exchange (e.g., to cover           service charges)
is usually incurred when the Fund converts           assets from
one currency to another. The Fund may also be           affected
unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

               FORWARD FOREIGN CURRENCY CONTRACTS:  A forward
foreign           currency contract involves an obligation to
purchase or sell a           specific currency at a future date
at a predetermined price.












          Although these contracts are intended to minimize the
risk of           loss due to a decline in the value of the
hedged currencies, they           also tend to limit any
potential gain that might result should           the value of
the currencies increase. In addition, there may be           an
imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent
the Fund           from achieving the intended hedge or expose
the Fund to the risk           of currency exchange loss.

               INDUSTRY CONCENTRATION:  Because the Fund normally
focuses           its investments in natural resources
industries, the value of the           Fund's shares may be more
susceptible to factors affecting those           industries and
to greater market fluctuation than a fund whose
portfolio holdings are more diverse.  Many companies in which the
         Fund is likely to invest are subject to government
regulations           and approval of their products and
services, which may affect           their overall profitability
and cause their stock prices to be           more volatile.  In
selecting the Fund's portfolio of investments,           IMI will
consider each company's ability to create new products,
secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock
to           decline sharply.

               OPTIONS AND FUTURES TRANSACTIONS:  The Fund may
enter into           foreign currency futures transactions in
accordance with its           stated investment objective and
policies. A foreign currency           futures contract is a
standardized contract for the future           delivery of a
specified amount of a foreign currency at a future           date
at a price established when the position is taken.

               Investors should be aware that the risks
associated with the           use of futures (and options
thereon) are considerable. Futures           and options
transactions generally involve a small investment of
cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to the Fund if IMI
judges           market conditions incorrectly or employs a
strategy that does not           correlate well with the Fund's
investments. The Fund may also           experience a significant
loss if it is unable to close a           particular position due
to the lack of a liquid secondary market.           For further
information regarding the use of options and futures transactions and any associated risks, see the SAI.

               PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES:
Commodities           trading is generally considered a
speculative activity.  For           example, prices of precious
metals are affected by factors such           as cyclical
economic conditions, political events and monetary
policies of various countries.  Accordingly, markets for precious metals may at times be volatile and there may be sharp
price           fluctuations even during periods when prices
overall are rising.            Investments in physical
commodities may also present practical           problems of
delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

               Under current U.S. tax law, the Fund may not
receive more           than 10% of its yearly income from gains
resulting from selling           precious metals or any other
physical commodity.  Accordingly,           the Fund may be
required to hold its precious metals or sell them           at a
loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

               REPURCHASE AGREEMENTS:  Repurchase agreements are
agreements           under which the Fund buys a money market
instrument and obtains a           simultaneous commitment from
the seller to repurchase the           instrument at a specified
time and agreed-upon yield. The Fund           may enter into
repurchase agreements with banks or broker-dealers
deemed to be creditworthy by IMI under guidelines approved by the
         Board of Trustees. The Fund could experience a delay in
obtaining           direct ownership of the underlying
collateral, and might incur a           loss if the value of the
security should decline.

               RESTRICTED AND ILLIQUID SECURITIES:  There may be
a lapse of           time between the Fund's decision to sell a
restricted or illiquid           security and the point at which
the Fund is permitted or able to           sell the security. If
adverse market conditions were to develop           during that
period, the Fund might obtain a price less favorable
than the price that prevailed when it decided to sell. In
 addition, issuers of restricted and other illiquid securities
may           not be subject to the disclosure and other investor
protection           requirements that would apply if their
securities were publicly           traded.

               SHARES OF OTHER INVESTMENT COMPANIES:  As a
shareholder of           an investment company, the Fund will
bear its ratable share of           the investment company's
expenses (including management fees, in           the case of a
management investment company).

               SMALL COMPANIES:  Investing in smaller company
stocks           involves certain special considerations and
risks that are not           usually associated with investing in
larger, more established           companies.  For example, the
securities of smaller companies may           be subject to more
abrupt or erratic market movements, because           they tend
to be thinly traded and are subject to a greater degree
to changes in the issuer's earnings and prospects.  Small
 companies also tend to have limited product lines, markets or financial resources.  Transaction costs in smaller company
stocks           also may be higher than those of larger
companies.

               WARRANTS:  The holder of a warrant has the right
to purchase           a given number of shares of a particular
issuer at a specified           price until expiration of the
warrant.  Such investments can           provide a greater
potential for profit or loss than an equivalent
investment in the underlying security, and are considered
 speculative investments.  For example, if a warrant were not exercised by the date of its expiration, the Fund would lose
its           entire investment.  The Fund's investments in
warrants will not












          exceed 5% of the value of its net assets.

          ORGANIZATION AND MANAGEMENT OF THE FUND

               The Fund is a separate, diversified portfolio of
the Trust,           an open-end management investment company
organized as a           Massachusetts business trust on December
21, 1983.  The business           and affairs of the Fund are
managed under the direction of the           Trustees.
Information about the Trustees, as well as the Trust's
executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial
interest, and           currently has 17 separate portfolios. The
Fund has three classes           of shares, designated as Class
A, Class B and Class C.  Shares of           the Fund entitle
their holders to one vote per share (with           proportionate
voting for fractional shares). The shares of each           class
represent an interest in the same portfolio of Fund
investments. Each class of shares has a different Rule 12b-1 distribution plan and bears different distribution fees.
Shares           of each class have equal rights as to voting,
redemption,           dividends and liquidation but have
exclusive voting rights with           respect to their Rule
12b-1 distribution plans.

               The Trust employs IMI to provide business
management and           investment advisory  services to the
Fund.  Mackenzie Investment           Management Inc. ("MIMI")
provides administrative and accounting           services, Ivy
Mackenzie Distributors, Inc. ("IMDI") distributes           the
Fund's shares, and Ivy Mackenzie Services Corp. ("IMSC")
provides transfer agency and shareholder-related services for the
         Fund.  IMI, IMDI and IMSC are wholly-owned subsidiaries
of MIMI.            As of September 30, 1996, IMI and MIMI had
approximately $1.76           billion and $162 million,
respectively, in assets under           management. MIMI is a
subsidiary of Mackenzie Financial           Corporation ("MFC"),
which has been an investment counsel and           mutual fund
manager in Toronto, Ontario, Canada for more than 25 years.

          INVESTMENT MANAGER

                For IMI's business management and investment
advisory           services, the Fund pays IMI a fee, which is
accrued daily and           paid monthly, based on the Fund's
average net assets, at an           annual rate of 1.00%. The
fees paid by the Fund are higher than           those charged by
many funds that invest primarily in U.S.           securities,
but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Fund.

               Currently, IMI voluntarily limits the Fund's total
operating           expenses (excluding Rule 12b-1 fees,
interest, taxes, brokerage           commissions, litigation,
indemnification, and extraordinary           expenses) to an
annual rate of 1.95% of the Fund's average daily           net
assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be
terminated           at any time, at which point the Fund's
expenses may increase and           its total return may be
reduced.












               IMI pays all expenses that it incurs in rendering
management           services to the Fund. The Fund bears its own
operational costs.           General expenses of the Trust that
are not readily identifiable           as belonging to a
particular series of the Trust (or a particular           class
thereof) are allocated among and charged to each series
based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to
IMI           are subject to any reimbursement or fee waiver to
which IMI may           agree (and to any applicable state
regulations that may require           IMI to reimburse the Fund
if its aggregate operating expenses           exceed certain
limitations).

               PORTFOLIO MANAGEMENT: Frederick Sturm, a Senior
Vice           President of MFC, is the portfolio manager of the
fund.  Mr.           Sturm joined MFC in 1983 and has 12 years of
professional           investment experience.  In that time, Mr.
Sturm has established           an excellent performance record
in Canadian equity investing,           including products that
specialize in the natural resource           sector.  Mr. Sturm,
a Chartered Financial Analyst, is a graduate           of the
University of Toronto where he earned a degree in commerce and finance.

          FUND ADMINISTRATION AND ACCOUNTING

               MIMI provides various administrative services for
the Fund,           such as assisting with the preparation of
Federal and state           income tax returns, financial
statements and periodic reports to           shareholders. MIMI
also assists the Trust's legal counsel with           the filing
of registration statements, proxies and other required
filings under Federal and state law. Under this arrangement, the
        Fund's average net assets are subject to a fee, accrued
daily and           paid monthly, at an annual rate of 0.10%.

               MIMI also provides certain accounting and pricing
services           for the Fund (see "Fund Accounting Services"
in the SAI for more           information).

          TRANSFER AGENT

               IMSC is the transfer and dividend-paying agent for
the Fund,           and also provides certain shareholder-related
services. In           addition, certain broker-dealers that
maintain shareholder           accounts with the Fund through an
omnibus account provide           transfer agent and other
shareholder-related services that would           otherwise be
provided by IMSC if the individual accounts that
comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services"
in           the SAI).


          ALTERNATIVE PURCHASE ARRANGEMENTS

               CLASS A SHARES: Class A shares are subject to an initial












          sales charge, unless the amount you purchase is
$500,000 or more           (see "Contingent Deferred Sales Charge
-- Class A Shares").           Certain purchases qualify for a
reduced initial sales charge (see           "Qualifying for a
Reduced Sales Charge"). Class A shares are           subject to
ongoing service fees at an annual rate of 0.25% of the
Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which
class of           shares you are purchasing, it will be assumed
that you are           investing in Class A shares.

               CLASS B AND CLASS C SHARES:  Class B and Class C
shares are           not subject to an initial sales charge, but
are subject to a CDSC           if redeemed within six years of
purchase, in the case of Class B           shares, or within one
year of purchase, in the case of Class C           shares. Both
classes of shares are subject to ongoing service and
distribution fees at a combined annual rate of up to 1.00% of the
         Fund's average net assets attributable to its Class B or
Class C           shares. The ongoing distribution fee will cause
these shares to           have a higher expense ratio than that
of Class A shares.

               FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE:
The multi-          class structure of the Fund allows you to
choose the most           beneficial way to buy shares given the
size of your purchase and           the length of time you expect
to hold your shares. You should           consider whether,
during the anticipated life of your Fund           investment,
the accumulated service and distribution fees on           Class
B and Class C shares would be less than the initial sales
 charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential
would be           offset by the Class A shares' potentially
higher yield. Also,           sales personnel may receive
different compensation depending on           which class of
shares they are selling. The tables under the           caption
"Annual Fund Operating Expenses" at the beginning of this
 Prospectus contain additional information that is designed to assist you in making this determination.

          DIVIDENDS AND TAXES

               DIVIDENDS:  Distributions you receive from the
Fund are           reinvested in additional shares of the same
class  unless you           elect to receive them in cash.
Dividends ordinarily will vary           from one class to
another.

               The Fund intends to make a distribution for each
fiscal year           of any net investment income and net
realized short-term capital           gain, as well as any net
long-term capital gain realized during           the year. An
additional distribution may be made of net           investment
income, net realized short-term capital gains and net
realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions
of           Section 4982 of the Internal Revenue Code of 1986,
as amended           (the "Code").

               TAXATION: The following discussion is intended for general information only. You should consult with your tax
adviser as to           the tax consequences of an investment in
a particular Fund,           including the status of
distributions from the Fund under           applicable state or
local law.

               The Fund intends to qualify annually as a
regulated           investment company under the Code. To
qualify, the Fund must meet           certain income,
distribution and diversification requirements. In           any
year in which the Fund qualifies as a regulated investment
  company and timely distributes all of its taxable income, the
       Fund generally will not pay any Federal income or excise tax.

               Dividends paid out of the Fund's investment
company taxable           income (including dividends, interest
and net short-term capital           gains) will be taxable to a
shareholder as ordinary income. If a           portion of the
Fund's income consists of dividends paid by U.S.
corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net
long-term           capital gains over net short-term capital
losses), if any, are           taxable as long-term capital
gains, regardless of how long the           shareholder has held
the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

               If, for any year, the Fund's total distributions
exceed its           earnings and profits, the excess will
generally be treated as a           return of capital. The amount
treated as a return of capital will           reduce a
shareholder's adjusted basis in his/her shares (thereby increasing potential gain or reducing potential loss on the sale of shares) and, to the extent that the amount exceeds
this basis,           will be treated as a taxable gain.

               A distribution will be treated as paid on December
31 of the           current calendar year if it is declared by
the Fund in October,           November or December with a record
date in such a month and paid           by the Fund during
January of the following calendar year. Such
distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than
the           calendar year in which the distributions are
received.

               Investments in securities that are issued at a
discount will           result each year in income to the Fund
equal to a portion of the           excess of the face value of
the securities over their issue           price, even though the
Fund receives no cash interest payments           from the
securities.

               Income and gains received by the Fund from sources
within           foreign countries may be subject to foreign
withholding and other           taxes. Unless the Fund is
eligible and elects to "pass through"           to its
shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

               Any gain or loss realized by a shareholder upon
the sale or           other disposition of shares of the Fund, or
upon receipt of a           distribution in complete liquidation
of the Fund, generally will           be a capital gain or loss
which will be long-term or short-term,           generally
depending upon the shareholder's holding period for the shares.

               The Fund may be required to withhold U.S. Federal
income tax           at the rate of 31% of all taxable
distributions payable to           shareholders who fail to
provide the Fund with their correct           taxpayer
identification number or to make required
certifications, or who have been notified by the Internal Revenue
         Service ("IRS") that they are subject to backup
withholding.           Backup withholding is not an additional
tax. Any amounts withheld           may be credited against the
shareholder's U.S. Federal income tax           liability.

               Fund distributions may be subject to state, local
and           foreign taxes. Distributions of the Fund which are
derived from           interest on obligations of the U.S.
Government and certain of its           agencies, authorities and
instrumentalities may be exempt from           state and local
taxes in certain states. Further information           relating
to tax consequences is contained in the SAI.

          PERFORMANCE DATA

               Performance information is computed separately for
each           class of Fund shares in accordance with formulas
prescribed by           the SEC. Performance information for each
class may be compared           in reports and promotional
literature to indices such as the           Standard and Poor's
500 Stock Index, Dow Jones Industrial           Average, and
Morgan Stanley Capital International World Index.
Advertisements, sales literature and communications to shareholders may also contain various expressions of the Fund's total return and current distribution rate. Performance
figures           will vary in part because of the different
expense structures of           the Fund's different classes. ALL
PERFORMANCE INFORMATION IS           HISTORICAL AND IS NOT
INTENDED TO SUGGEST FUTURE RESULTS.

               "Total return" is the change in value of an
investment in           the Fund for a specified period, and
assumes the reinvestment of           all distributions and
imposition of the maximum applicable sales           charge.
"Average annual total return" represents the average
annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for
one           year, five years and ten years as of the end of the
most recent           calendar quarter. Where the Fund provides
total return quotations           for other periods, or based on
investments at various sales           charge levels or at net
asset value, "total return" is based on           the total of
all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

          HOW TO BUY SHARES

               OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make
your check           payable to Ivy Global Natural Resources
Fund. No third party           checks will be accepted. Deliver
these items to your registered           representative or
selling broker, or send them to one of the           addresses
below:

               Regular Mail:

                             IVY MACKENZIE SERVICES CORP.
                                    P.O. BOX 3022
                              BOCA RATON, FL 33431-0922

               Courier:

                             IVY MACKENZIE SERVICES CORP.
                         700 SOUTH FEDERAL HIGHWAY, SUITE 300
                            BOCA RATON, FL 33432

               The Fund reserves the right to reject, for any
reason, any           purchase order.

               MINIMUM INVESTMENT POLICIES:  The minimum initial
investment           is $1,000; the minimum additional investment
is $100. Initial or           additional amounts for retirement
accounts may be less (see           "Retirement Plans").

               BUYING ADDITIONAL SHARES:  You may add to your
account at           any time through any of the following
options:

               BY MAIL:  Complete the investment slip attached to
your           statement, or write instructions including the
account           registration, Fund number and account number of
the shares you           wish to purchase. Send your check
(payable to the Fund in which           you are investing), along
with your investment slip or written           instructions, to
one of the addresses above.

               THROUGH YOUR BROKER:  Deliver the investment slip
attached           to your statement, or written instructions,
along with your           payment to your registered
representative or selling broker.

               BY WIRE:  Purchases may also be made by wiring
money from           your bank account to your Ivy account. Your
bank may charge a fee           for wiring funds. Before wiring
any funds, please call IMSC at 1-          800-777-6472. Wiring
instructions are as follows:

                         FIRST UNION NATIONAL BANK OF FLORIDA
                              JACKSONVILLE, FL
                                    ABA#063000021
                                ACCOUNT #2090002063833












                                FOR FURTHER CREDIT TO:
                            YOUR IVY ACCOUNT REGISTRATION
                         YOUR FUND NUMBER AND ACCOUNT NUMBER

               BY AUTOMATIC INVESTMENT METHOD:  Complete Sections
6A and 7B           on the Account Application (see "Automatic
Investment Method" on           page 27 for more information).

          HOW YOUR PURCHASE PRICE IS DETERMINED

               Your purchase price for Class A shares of the Fund
is the           net asset value ("NAV") per share plus a sales
charge, which may           be reduced or eliminated in certain
circumstances. The purchase           price per share is known as
the public offering price. Your           purchase price for
Class B and Class C shares  is the NAV per           share.

               Share purchases will be made at the next
determined price           after your purchase order is received.
The price is effective for           orders received by IMSC or
by your registered securities dealer           prior to the time
of the determination of the NAV. Any orders           received
after the time of the determination of the NAV will be entered at the next calculated price.

               Orders placed with a securities dealer before the
NAV is           determined that are transmitted through the
facilities of the           National Securities Clearing
Corporation on the same day are           confirmed at that day's
price. Any loss resulting from the           dealer's failure to
submit an order by the deadline will be borne           by that
dealer.

               You will receive an account statement after any
purchase,           exchange or full liquidation. Statements
related to reinvestment           of dividends, capital gains,
automatic investment plans (see the           SAI for further
explanation) and/or systematic withdrawal plans           will be
sent quarterly.

          HOW THE FUND VALUES ITS SHARES

               The NAV per share is the value of one share. The
NAV is           determined for each Class of shares as of the
close of the New           York Stock Exchange on each day the
Exchange is open by dividing           the value of the Fund's
net assets attributable to a class by the           number of
shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

               The Trust's Board of Trustees has established
procedures to           value the Fund's securities in order to
determine the NAV. The           value of a foreign security is
determined as of the normal close           of trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the New York Stock Exchange, if
   that is earlier. If no sale is reported at that time, the
average           between the current bid and asked price is
used. All other












          securities for which OTC market quotations are readily
available           are valued at the average between the current
bid and asked           price. Securities and other assets for
which market prices are           not readily available are
valued at fair value, as determined by           IMI and approved
in good faith by the Board. Money market           instruments of
the Fund are valued at amortized cost.

          INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

               Shares are purchased at a public offering price
equal to           their NAV per share plus a sales charge, as
set forth below.


                                                  SALES CHARGE


PORTION
      OF                                             AS A
AS A      PUBLIC                                             PERCEN-
    PERCEN-   OFFERING
TAGE       TAGE      PRICE
    OF PUBLIC  OF NET    RETAINED
           OFFERING   AMOUNT    BY            AMOUNT INVESTED
            PRICE      INVESTED  DEALER

           Less than $50,000 . . . . . . .  5.75%      6.10%
5.00%            $50,000 but less than $100,000
                          5.25%      5.54%     4.50%

           $100,000 but less than $250,000
                    4.50%      4.71%     3.75%
$250,000 but less than $500,000
         3.00%      3.09%     2.50%            $500,000 or over*
 . . . . . . .  0.00%      0.00%     0.00%

          *    A CDSC may apply to the redemption of Class A
shares that                are purchased without an initial sales
charge. See                "Contingent Deferred Sales Charge --
Class A Shares."

               Sales charges are not applied to any dividends or
capital           gains that are reinvested in additional shares
of the Fund. An           investor may be charged a transaction
fee for Class A shares           purchased or redeemed at NAV
through a broker or agent other than           IMDI.

               With respect to purchases of $500,000 or more
through           dealers or agents, IMDI may, at the time of
purchase, pay such           dealers or agents from its own
resources a commission to           compensate such dealers or
agents for their distribution           assistance in connection
with such purchases. The commission           would be computed
as set forth below:



















                                 NAV COMMISSION TABLE

           PURCHASE AMOUNT
COMMISSION

           First $3,000,000  . . . . . . . . . . . . . . . .
1.00%             Next $2,000,000 . . . . . . . . . . . . . . . .
 .    .50%

           Over $5,000,000 . . . . . . . . . . . . . . . . .
 .25%


               Dealers who receive 90% or more of the sales
charge may be           deemed to be "underwriters" as that term
is defined in the 1933           Act.

               IMDI compensates participating brokers who sell
Class A           shares through the initial sales charge. IMDI
retains that           portion of the initial sales charge that
is not reallowed to the           dealers, which it may use to
distribute the Fund's Class A           shares. Pursuant to
separate distribution plans for the Fund's           Class A,
Class B and Class C shares, IMDI bears various
promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Fund's Class A distribution
plans,           IMDI currently pays a continuing service fee to
qualified dealers           at an annual rate of 0.25% of
qualified investments.

               IMDI may from time to time pay a bonus or other
incentive to           dealers (other than IMDI) which employ a
registered           representative who sells a minimum dollar
amount of the shares of           the Fund and/or other funds
distributed by IMDI during a           specified period of time.
This bonus or other incentive may take           the form of
payment for travel expenses, including lodging,
incurred in connection with trips taken by qualifying registered representatives and members of their families to places
within or           without the U.S. or other bonuses such as
gift certificates or           the cash equivalent of such bonus
or incentive.

          CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

               Purchases of $500,000 or more of Class A shares
will be made           at NAV with no initial sales charge, but
if the shares are           redeemed within 24 months after the
end of the calendar month in           which the purchase was
made (the CDSC period), a CDSC of 1.00%           will be
imposed.

               In order to recover commissions paid to dealers on
NAV           transfers (as defined in "Purchases of Class A
Shares at Net           Asset Value"), Class A shares of the Fund
are subject to a CDSC           of 1.00% for certain redemptions
within 24 months after the date           of purchase.

               The charge will be assessed on an amount equal to
the lesser           of the current market value or the original
purchase cost of the           Class A shares redeemed.
Accordingly, no CDSC will be imposed on












          increases in account value above the initial purchase
price,           including any dividends or capital gains which
have been           reinvested in additional Class A shares.

               In determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. Therefore, it will be assumed           that the
redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class A Fund account at the time of           the initial
distribution) (i.a) following retirement under a tax
qualified retirement plan, or (i.b) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to
section           403(b)(7) of the Code or a Keogh Plan; (ii)
redemption resulting           from tax-free return of an excess
contribution to an IRA; or           (iii) any partial or
complete redemption following the death or           disability
(as defined in Section 72(m)(7) of the Code) of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within
one year           of death or disability. IMDI may require
documentation prior to           waiver of the CDSC.

               Class A shareholders may exchange their Class A
shares           subject to a CDSC ("outstanding Class A shares")
for Class A           shares of another Ivy or Mackenzie Fund
("new Class A shares") on           the basis of the relative NAV
per Class A share, without the           payment of any CDSC that
would be due upon the redemption of the           outstanding
Class A shares. The original CDSC rate that would           have
been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

          QUALIFYING FOR A REDUCED SALES CHARGE

               RIGHTS OF ACCUMULATION (ROA):  Rights of
Accumulation           ("ROA") is calculated by determining the
current market value of           all Class A shares in all Ivy
or Mackenzie fund accounts (except           Ivy Money Market
Fund) owned by you, your spouse, and your           children
under 21 years of age. ROA is also applicable to
accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the
Code). The           current market value of each of your
accounts as described above           is added together and then
added to your current purchase amount.           If the combined
total is equal or greater than a breakpoint           amount for
the Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4B of the Account Application.












               LETTER OF INTENT (LOI):  A Letter of Intent
("LOI") is a           non-binding agreement that states your
intention to invest in           additional Class A shares,
within a thirteen-month period after           the initial
purchase, an amount equal to a breakpoint amount for the Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4B of the Account Application.

               Should the LOI not be fulfilled within the
thirteen-month           period, your account will be debited for
the difference between           the full sales charge that
applies for the amount actually           invested and the
reduced sales charge actually paid on purchases           placed
under the terms of the LOI.

               PURCHASES OF CLASS A SHARES AT NET ASSET VALUE:
An investor           who was a shareholder of any Ivy Fund on
December 31, 1991 or a           shareholder of American
Investors Income Fund, Inc. or American           Investors
Growth Fund, Inc. on October 31, 1988 and who became a shareholder of Ivy Bond Fund (formerly Mackenzie Fixed Income
     Trust) or Ivy Growth Fund as a result of the respective reorganizations of the funds will be exempt from sales
charges on           the purchase of Class A shares of any Ivy or
Mackenzie fund. This           privilege is also available to
immediate family members of a           shareholder (i.e., the
shareholder's children, the shareholder's           spouse and
the children of the shareholder's spouse). This no-          load
privilege terminates for the investor if the investor
redeems all shares owned. Shareholders and their relatives as described above should call 1-800-235-3322 for information
about           additional purchases or to inquire about their
account.

               Class A shares of the Fund may be purchased
without an           initial sales charge or CDSC by (i) officers
and Trustees of the           Trust (and their relatives), (ii)
officers, directors, employees,           retired employees,
legal counsel and accountants of IMI, MIMI,           and MFC
(and their relatives), and (iii) directors, officers,
partners, registered representatives, employees and retired
   employees (and their relatives) of dealers having a sales
    agreement with IMDI (or trustees or custodians of any
qualified           retirement plan or IRA established for the
benefit of any such           person). In addition, certain
investment advisors and financial           planners who charge a
management, consulting or other fee for           their services
and who place trades for their own accounts or the
accounts of their clients may purchase Class A shares of the Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who
maintains an           omnibus account with that Fund. Also,
clients of these advisors           and planners may make
purchases under the same conditions if the           purchases
are through the master account of such advisor or
planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation
plans           and trusts used to fund those plans including,
but not limited           to, those defined in Section 401(a),
403(b) or 457 of the Code           and "Rabbi Trusts" whose
assets are used to purchase shares of           the Fund through
the aforementioned channels.













               Class A shares of the Fund may be purchased at NAV
by           retirement plans qualified under section 401(a) or
403(b) of the           Code, subject to the Employee Retirement
Income Security Act of           1974, as amended. A CDSC of
1.00% will be imposed on such           purchases in the event of
certain plan-level redemption           transactions within 24
months following such purchases.

               If investments by retirement plans at NAV are made
through a           dealer who has executed a dealer agreement
with respect to the           Fund, IMDI may, at the time of
purchase, pay the dealer out of           IMDI's own resources a
commission to compensate the dealer for           its
distribution assistance in connection with the retirement
 plan's investment. Please refer to the NAV Commission Table on page [___] of this Prospectus. Please contact IMDI for
additional           information.

               Class A shares can also be purchased without an
initial           sales charge, but subject to a CDSC of 1.00%
during the first 24           months by: (a) any state, county,
city (or any instrumentality,           department, authority or
agency of such entities) that is           prohibited by
applicable investment laws from paying a sales           charge
or commission when purchasing shares of a registered
investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar
organizations           in their fiduciary capacity or for their
own accounts, subject to           any minimum requirements set
by IMDI (currently, these criteria           require that the
amount invested or to be invested in the           subsequent 13-
month period totals at least $250,000). In either           case,
IMDI may pay commissions to dealers that provide
distribution assistance on the same basis as in the preceding paragraph.

               Class A shares of the Fund may also be purchased
without a           sales charge in connection with certain
liquidation, merger or           acquisition transactions
involving other investment companies or           personal
holding companies.

               The Fund may, from time to time, waive the initial
sales           charge on its Class A shares sold to clients of
various broker-          dealers with which IMDI has a selling
relationship. This           privilege will apply only to Class A
Shares of the Fund that are           purchased using all or a
portion of the proceeds obtained by such           clients
through redemptions of shares (on which a commission has
been paid) of an investment company (other than Mackenzie Series
        Trust or the Trust), unit investment trust or limited
partnership           ("NAV transfers"). Some dealers may elect
not to participate in           this program. Those dealers that
do elect to participate in the           program must complete
certain forms required by IMDI. The normal           service fee,
as described in the "Initial Sales Charge           Alternative -
- Class A Shares" and "Contingent Deferred Sales           Charge
Alternative -- Class B and Class C Shares" sections of this Prospectus, will be paid to dealers in connection with these purchases. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover
of the           Prospectus.

          CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B
AND CLASS           C SHARES

               Class B and Class C shares are offered at NAV per
share           without a front end sales charge. Class C shares
redeemed within           one year of purchase will be subject to
a CDSC of 1%, and Class B           shares redeemed within six
years of purchase will be subject to a           CDSC at the
rates set forth below. This charge will be assessed           on
an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including
shares           derived from dividends or capital gains
reinvested. In           determining whether a CDSC applies to a
redemption, the           calculation will be determined in a
manner that results in the           lowest possible rate being
charged. It will be assumed that your           redemption comes
first from shares you have held beyond the           requisite
maximum holding period or those you acquire through
reinvestment of dividends or capital gains, and next from the shares you have held the longest during the requisite
holding           period.

               Proceeds from the CDSC are paid to IMDI. The
proceeds are           used, in whole or in part, to defray its
expenses related to           providing the Fund with
distribution services in connection with           the sale of
Class B and Class C shares, such as compensating
selected dealers and agents for selling these shares. The
 combination of the CDSC and the distribution and service fees makes it possible for the Fund to sell Class B or Class C
shares           without deducting a sales charge at the time of
the purchase.

               In the case of Class B shares, the amount of the
CDSC, if           any, will vary depending on the number of
years from the time you           purchase your Class B shares
until the time you redeem them.           Solely for purposes of
determining this holding period, any           payments you make
during the quarter will be aggregated and           deemed to
have been made on the last day of the quarter. In the
case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will
be           deemed to have been made on the last day of the
month.























          CLASS B SHARES


CONTINGENT
     DEFERRED
        SALES CHARGE
               AS A
              PERCENTAGE OF
                      DOLLAR AMOUNT
                              SUBJECT TO            YEAR SINCE
PURCHASE                               CHARGE

           First . . . . . . . . . . . . . . . . . . . . .   5%
        Second  . . . . . . . . . . . . . . . . . . . .   4%

           Third . . . . . . . . . . . . . . . . . . . . .   3%
        Fourth  . . . . . . . . . . . . . . . . . . . .   3%
     Fifth . . . . . . . . . . . . . . . . . . . . .   2%
  Sixth . . . . . . . . . . . . . . . . . . . . .   1%
Seventh and thereafter  . . . . . . . . . . . .   0%

               IMDI currently intends to pay to dealers a sales
commission           of 4% of the sale price of Class B shares
that they have sold,           and will receive the entire amount
of the CDSC paid by           shareholders on the redemption of
Class B shares to finance the           4% commission and related
marketing expenses.

               With respect to Class C shares, IMDI currently
intends to           pay to dealers a sales commission of 1% of
the sale price of           Class C shares that they have sold, a
portion of which is to           compensate the dealers for
providing Class C shareholder account           services during
the first year of investment. IMDI will receive           the
entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

               Pursuant to separate distribution plans for the
Fund's Class           B and Class C shares, IMDI bears various
promotional and sales           related expenses, including the
cost of printing and mailing           prospectuses to persons
other than shareholders. Under the Fund's           Class B Plan,
IMDI retains 0.75% of the continuing 1.00%
service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an
annual           rate of 0.25% of qualified investments. Under
the Class C Plan,           IMDI pays continuing
service/distribution fees to qualified           dealers at an
annual rate of 1.00% of qualified investments after           the
first year of investment (0.25% of which represents a service fee).

               CONVERSION OF CLASS B SHARES:  Your Class B shares
and an           appropriate portion of both reinvested dividends
and capital           gains on those shares will be converted
into Class A shares           automatically no later than the
month following eight years after           the shares were
purchased, resulting in lower annual distribution













          fees. If you exchanged Class B shares into the Fund
from Class B           shares of another Ivy or Mackenzie fund,
the calculation will be           based on the time the shares in
the original fund were purchased.

               WAIVER OF CONTINGENT DEFERRED SALES CHARGE:  The
CDSC is           waived for: (i) redemptions in connection with
distributions not           exceeding 12% annually of the initial
account balance (i.e., the           value of the shareholder's
Class B or Class C Fund account at the           time of the
initial distribution) (i.a) following retirement           under
a tax qualified retirement plan, or (i.b) upon attaining
age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii)
redemption           resulting from tax-free return of an excess
contribution to an           IRA; or (iii) any partial or
complete redemption following the           death or disability
(as defined in Section 72(m)(7) of the Code)           of a
shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

               ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS:  IMDI
may, at           its own expense, pay concessions in addition to
those described           above to dealers that satisfy certain
criteria established from           time to time by IMDI. These
conditions relate to increasing sales           of shares of the
Fund over specified periods and to certain other
factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the
dealer           during a particular period, and (ii) 0.10% of
the value of Fund           shares held by the dealer's customers
for more than one year,           calculated on an annual basis.

          HOW TO REDEEM SHARES

               You may redeem your Fund shares through your
registered           securities representative, by mail or by
telephone. A CDSC may           apply to certain Class A share
redemptions, to Class B share           redemptions prior to
conversion and to Class C shares that are           redeemed
within one year of purchase. All redemptions are made at
the NAV next determined after a redemption request has been
   received in good order. Requests for redemptions must be
received           by 4:00 p.m. Eastern time to be processed at
the NAV for that           day. Any redemption request in good
order that is received after           4:00 p.m. Eastern time
will be processed at the price determined           on the
following business day. IF SHARES TO BE REDEEMED WERE
PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED
    UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE
DATE           OF PURCHASE. If you own shares of more than one
class of the           Fund, the Fund will redeem first the
shares having the highest           12b-1 fees; any shares
subject to a CDSC will be redeemed last           unless you
specifically elect otherwise.

               When shares are redeemed, the Fund generally sends
you           payment on the next business day. Under unusual
circumstances,












          the Fund may suspend redemptions or postpone payment to
the           extent permitted by Federal securities laws. The
proceeds of the           redemption may be more or less than the
purchase price of your           shares, depending upon, among
other factors, the market value of           the Fund's
securities at the time of the redemption. If the
redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an
address change           has occurred in the last 30 days, it
must be requested in writing           with a signature
guarantee. See "Signature Guarantees," below.

               If you are not certain of the requirements for a
redemption,           please contact IMSC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is           responsible for promptly transmitting
redemption orders.           Redemptions requested by dealers
will be made at the NAV (less           any applicable CDSC)
determined at the close of regular trading           (4:00 p.m.
Eastern time) on the day that a redemption request is received in good order by IMSC.

               BY MAIL:  Requests for redemption in writing are
considered           to be in "proper or good order" if they
contain the following:

               -    Any outstanding certificate(s) for shares
being                     redeemed.

               -    A letter of instruction, including the
account                     registration, fund number, the
account number and the                     dollar amount or
number of shares to be redeemed.

               -    Signatures of all registered owners whose
names appear                     on the account.

               -    Any required signature guarantees.

               -    Other supporting legal documentation, if
required (in                     the case of estates, trusts,
guardianships,                     corporations, unincorporated
associations, retirement                     plan trustees or
others acting in representative                     capacities).

               The dollar amount or number of shares indicated
for           redemption must not exceed the available shares or
NAV of your           account at the next-determined prices. If
your request exceeds           these limits, then the trade will
be rejected in its entirety.

               Mail your request to IMSC at one of the addresses
on page 15           of this Prospectus.

               BY TELEPHONE:  Individual and joint accounts may
redeem up           to $50,000 per day over the telephone by
contacting IMSC at 1-          800-777-6472. In times of unusual
economic or market changes, the           telephone redemption
privilege may be difficult to implement. If           you are
unable to execute your transaction by telephone, you may












          want to consider placing the order in writing and
sending it by           mail or overnight courier.

               Checks will be made payable to the current account registration and sent to the address of record. If there
has been           a change of address in the last 30 days,
please use the           instructions for redemption requests by
mail described above. A           signature guarantee would be
required.

               Requests for telephone redemptions will be
accepted from the           registered owner of the account, the
designated registered           representative or the registered
representative's assistant.

               Shares held in certificate form cannot be redeemed
by                telephone.

               If Section 6E of the Account Application is not
completed,           telephone redemption privileges will be
provided automatically.           Although telephone redemptions
may be a convenient feature, you           should realize that
you may be giving up a measure of security           that you may
otherwise have if you terminated the privilege and
redeemed your shares in writing. If you do not wish to make
   telephone redemptions or let your registered representative do
so           on your behalf, you must notify IMSC in writing.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               RECEIVING YOUR PROCEEDS BY FEDERAL FUNDS WIRE:
For           shareholders who established this feature at the
time they opened           their account, telephone instructions
will be accepted for           redemption of amounts up to
$50,000 ($1,000 minimum) and proceeds           will be wired on
the next business day to a predesignated bank           account.

               In order to add this feature to an existing
account or to           change existing bank account information,
please submit a letter           of instructions including your
bank information to IMSC at the           address provided above.
The letter must be signed by all           registered owners, and
their signatures must be guaranteed.

               Your account will be charged a fee of $10 each
time           redemption proceeds are wired to your bank. Your
bank may also           charge you a fee for receiving a Federal
Funds wire.

               Neither IMSC nor the Fund can be responsible for
the           efficiency of the Federal Funds wire system or the
shareholder's           bank.














          MINIMUM ACCOUNT BALANCE REQUIREMENTS

               Due to the high cost of maintaining small accounts
and           subject to state law requirements, the Fund may
redeem the           accounts of shareholders whose investment,
including sales           charges paid, has been less than $1,000
for more than 12 months.           The Fund will not redeem an
account unless the shareholder has           been given at least
60 days' advance notice of the Fund's           intention to do
so. No redemption will be made if a shareholder's
account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does
not apply           to IRAs, other retirement accounts and
UGMA/UTMA accounts.

          SIGNATURE GUARANTEES

               For your protection, and to prevent fraudulent
redemptions,           we require a signature guarantee in order
to accommodate the           following requests:

               -    Redemption requests over $50,000.

               -    Requests for redemption proceeds to be sent
to someone                     other than the registered
shareholder.

               -    Requests for redemption proceeds to be sent
to an                     address other than the address of
record.

               -    Registration transfer requests.

               -    Requests for redemption proceeds to be wired
to your                     bank account (if this option was not
selected on your                     original application, or if
you are changing the bank                     wire information).

               A signature guarantee may be obtained only from an
eligible           guarantor institution as defined in Rule
17Ad-15 of the           Securities Exchange Act of 1934, as
amended. An eligible           guarantor institution includes
banks, brokers, dealers, municipal           securities dealers,
government securities dealers, government           securities
brokers, credit unions, national securities exchanges,
registered securities associations, clearing agencies and savings associations. The signature guarantee must not be
qualified in           any way. Notarizations from notary publics
are not the same as           signature guarantees, and are not
accepted.

               Circumstances other than those described above may
require a           signature guarantee. Please contact IMSC at
1-800-777-6472 for           more information.

          CHOOSING A DISTRIBUTION OPTION

               You have the option of selecting the distribution
option           that best suits your needs:













               AUTOMATIC REINVESTMENT OPTION -- Both dividends
and capital           gains are automatically reinvested at NAV
in additional shares of           the same class of the Fund
unless you specify one of the other           options.

               INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both           dividends and capital gains are automatically
invested at NAV in           another Ivy or Mackenzie Fund of the
same class.

               DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will           be paid in cash. Capital gains will be
reinvested at NAV in           additional shares of the same
class of the Fund or another Ivy or           Mackenzie Fund of
the same class.

               DIVIDENDS AND CAPITAL GAINS IN CASH -- Both
dividends and           capital gains will be paid in cash.

               If you wish to have your cash distributions
deposited           directly to your bank account via electronic
funds transfer           ("EFT"), or if you wish to change your
distribution option,           please contact IMSC at
1-800-777-6472.

               If you wish to have your cash distributions go to
an address           other than the address of record, you must
provide IMSC with a           letter of instruction signed by all
registered owners with           signatures guaranteed.

          TAX IDENTIFICATION NUMBER

               In general, to avoid being subject to a 31% U.S.
Federal           backup withholding tax on dividends, capital
gains distributions           and redemption proceeds, you must
furnish the Fund with your           certified tax identification
number ("TIN") and certify that you           are not subject to
backup withholding due to prior underreporting           of
interest and dividends to the IRS. If you fail to provide a
   certified TIN, or such other tax-related certifications as the
         Fund may require, within 30 days of opening your new
account, the           Fund reserves the right to involuntarily
redeem your account and           send the proceeds to your
address of record.

               You can avoid the above withholding and/or
redemption by           correctly furnishing your TIN, and making
certain certifications,           in Section 2 of the Account
Application at the time you open your           new account,
unless the IRS requires that backup withholding be applied to your account.

               Certain payees, such as corporations, generally
are exempt           from backup withholding. Please complete IRS
Form W-9 with the           new account application to claim this
exemption. If the           registration is for an UGMA/UTMA
account, please provide the           social security number of
the minor. Non-U.S. investors who do           not have a TIN
must provide, with their Account Application, a completed IRS Form W-8.













          CERTIFICATES

               In order to facilitate transfers, exchanges and
redemptions,           most shareholders elect not to receive
certificates. Should you           wish to have a certificate
issued, please contact IMSC at 1-800-          777-6472 and
request that one be sent to you. (Retirement plan
accounts are not eligible for this service).  Please note that if you were to lose your certificate, you would incur an
expense to           replace it.

               Certificates requested by telephone for shares
valued up to           $50,000 will be issued to the current
registration and mailed to           the address of record.
Should you wish to have your certificates           mailed to a
different address, or registered differently from the current registration, contact IMSC 1-800-777-6472.

          EXCHANGE PRIVILEGE

               Shareholders of the Fund have an exchange
privilege with           other Ivy and Mackenzie funds. The Fund
reserves the right to           reject, for any reason, any
exchange orders.

               Class A shareholders may exchange their
outstanding Class A           shares for Class A shares of
another Ivy or Mackenzie fund on the           basis of the
relative NAV per Class A share, plus an amount equal           to
the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at
the           time of the exchange on the new Class A shares.
Incremental sales           charges are waived for outstanding
Class A shares that have been           invested for 12 months or
longer.

               Class B (and Class C) shareholders may exchange
their           outstanding shares for Class B (or Class C)
shares of another Ivy           or Mackenzie Fund on the basis of
the relative NAV per share,           without the payment of any
CDSC that would otherwise be due upon           redemption. Class
B shareholders who exercise the exchange           privilege
would continue to be subject to the original Fund's
CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

               Shares resulting from the reinvestment of
dividends and           other distributions will not be charged
an initial sales charge           or a CDSC when exchanged into
another Ivy or Mackenzie Fund.

               Exchanges are considered to be taxable events, and
may           result in a capital gain or a capital loss for tax
purposes.           Before executing an exchange, you should
obtain and read the           prospectus and consider the
investment objective of the fund to           be purchased.
Shares must be uncertificated in order to execute a
telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended
to           provide shareholders a means by which to speculate
on short-term           movements in the market. The Fund
reserves the right to limit the           frequency of exchanges.
Exchanges are accepted only if the












          registrations of the two accounts are identical.
Amounts to be           exchanged must meet minimum investment
requirements for the Ivy           or Mackenzie Fund into which
the exchange is made.

               With respect to shares subject to a CDSC, if less
than all           of an investment is exchanged out of the Fund,
the shares           exchanged will reflect, pro rata, the cost,
capital appreciation           and/or reinvestment of
distributions of the original investment           as well as the
original purchase date, for purposes of           calculating any
CDSC for future redemptions of the exchanged           shares.

               An investor who was a shareholder of American
Investors           Income Fund, Inc. or American Investors
Growth Fund, Inc. prior           to October 31, 1988, or a
shareholder of the Ivy Funds prior to           December 31,
1991, who became a shareholder of the Fund as a           result
of a reorganization or merger between the Funds may
exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund,
Inc. or           American Investors Growth Fund, Inc. on or
after October 31,           1988, who became a shareholder of the
Fund as a result of the           reorganization between the
Funds will receive credit toward any           applicable sales
charge imposed by any Ivy or Mackenzie Fund into           which
an exchange is made.

               In calculating the sales charge assessed on an
exchange,           shareholders will be allowed to use the
Rights of Accumulation           privilege.

               EXCHANGES BY TELEPHONE:  If Section 6D of the
Account           Application is not completed, telephone
exchange privileges will           be provided automatically.
Although telephone exchanges may be a           convenient
feature, you should realize that you may be giving up           a
measure of security that you may otherwise have if you
terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must
notify           IMSC in writing.

               In order to execute an exchange, please contact
IMSC at 1-          800-777-6472. Have the account number of your
current fund and           the exact name in which it is
registered available to give to the           telephone
representative.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
exchange instructions           communicated by telephone to
confirm that such instructions are           genuine. In the
absence of such procedures, the Fund may be           liable for
any losses due to unauthorized or fraudulent telephone instructions.

               EXCHANGES IN WRITING:  In a letter, request an
exchange and           provide the following information:













          -    The name and class of the fund whose shares you
currently                own.

          -    Your account number.

          -    The name(s) in which the account is registered.

          -    The name of the fund in which you wish your
exchange to be                invested.

          -    The number of shares or the dollar amount you wish
to                exchange.

               The request must be signed by all registered owners.

          REINVESTMENT PRIVILEGE

               Investors who have redeemed Class A shares of the
Fund have           a one-time privilege of reinvesting all or a
part of the proceeds           of the redemption back into Class
A shares of that Fund at NAV           (without a sales charge)
within 60 days after the date of           redemption. IN ORDER
TO REINVEST WITHOUT A SALES CHARGE,           SHAREHOLDERS OR
THEIR BROKERS MUST INFORM IMSC THAT THEY ARE           EXERCISING
THE REINVESTMENT PRIVILEGE AT THE TIME OF           REINVESTMENT.
The tax status of a gain realized on a redemption
generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption.
In           addition, upon a reinvestment, the shareholder may
not be           permitted to take into account sales charges
incurred on the           original purchase of shares in
computing their taxable gain or           loss.

          SYSTEMATIC WITHDRAWAL PLAN

               You may elect the Systematic Withdrawal Plan at
any time by           completing the Account Application, which
is attached to this           Prospectus. You can also obtain
this application by contacting           your registered
representative or IMSC at 1-800-777-6472. To be
eligible, you must have at least $5,000 in your account. Payments
         (minimum distribution amount -- $50) from your account
can be           made monthly, quarterly, semiannually, annually
or on a selected           monthly basis, to yourself or any
other designated payee. You may           elect to have your
systematic withdrawal paid directly to your           bank
account via EFT, at no charge. Share certificates must be
 unissued (i.e., held by the Fund) while the plan is in effect. A
         Systematic Withdrawal Plan may not be established if you
are           currently participating in the Automatic Investment
Method. For           more information, please contact IMSC at
1-800-777-6472.

               If payments you receive through the Systematic
Withdrawal           Plan exceed the dividends and capital
appreciation of your           account, you will be reducing the
value of your account.












          Additional investments made by shareholders
participating in the           Systematic Withdrawal Plan must
equal at least $1,000 while the           plan is in effect.
However, it may not be advantageous to           purchase
additional Class A, Class B or Class C shares when you
have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A
shares or to           a CDSC imposed on your redemptions of
Class B or Class C shares.           In addition, redemptions are
taxable events.

               Amounts paid to you through the Systematic
Withdrawal Plan           are derived from the redemption of
shares in your account. Any           applicable CDSC will be
assessed upon the redemptions. A CDSC           will not be
assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

               Should you wish at any time to add a Systematic
Withdrawal           Plan to an existing account or change payee
instructions, you           will need to submit a written
request, signed by all registered           owners, with
signatures guaranteed.

               Retirement accounts are eligible for Systematic
Withdrawal           Plans. Please contact IMSC at 1-800-777-6472
to obtain the           necessary paperwork to establish a plan.

               If the U.S. Postal Service cannot deliver your
checks, or if           deposits to a bank account are returned
for any reason, your           redemptions will be discontinued.

          AUTOMATIC INVESTMENT METHOD

               You may authorize an investment to be
automatically drawn           each month from your bank for
investment in Fund shares by           completing Sections 6A and
7B of the Account Application. Attach           a "voided" check
or deposit slip to your account application. At           pre-
specified intervals, your bank account will be debited and
  the proceeds will be credited to your Ivy account. The minimum investment under this plan is $50 per month ($25 per
month for           retirement plans). There is no charge to you
for this program.

               You may terminate or suspend your Automatic
Investment           Method by telephone at any time by
contacting IMSC at 1-800-777-          6472.

               If you have investments being withdrawn from a
bank account           and we are notified that the account has
been closed, your           Automatic Investment Method will be
discontinued.

          CONSOLIDATED ACCOUNT STATEMENTS

               Shareholders with two or more Ivy or Mackenzie
fund accounts           having the same taxpayer I.D. number will
receive a single           quarterly account statement, unless
otherwise specified. This           feature consolidates the
activity for each account onto one












          statement. Requests for quarterly consolidated
statements for all           other accounts must be submitted in
writing and must be signed by           all registered owners.

          RETIREMENT PLANS

               The Ivy and Mackenzie family of funds offer
several tax-          sheltered retirement plans that may fit
your needs:

               - IRA (Individual Retirement Account)

               - 401(k), Money Purchase Pension and Profit
Sharing Plans

               - SEP-IRA (Simplified Employee Pension Plan)

               - 403(b)(7) Plan

               Minimum initial and subsequent investments for
retirement           plans are $25.

               Investors Bank & Trust, which serves as custodian
or trustee           under the retirement plan prototypes
available from the Fund,           charges certain nominal fees
for annual maintenance. A portion of           these fees is
remitted to IMSC, as compensation for its services           to
the retirement plan accounts maintained with the Fund.

               Distributions from retirement plans are subject to
certain           requirements under the Code. Certain
documentation, including IRS           Form W4-P, must be
provided to IMSC prior to taking any           distribution.
Please contact IMSC for details. The Ivy and           Mackenzie
family of funds and IMSC assume no responsibility to
determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please
contact           your broker or tax adviser.

               Please call IMSC at 1-800-777-6472 for complete
information           kits describing the plans, their benefits,
restrictions,           provisions and fees.

          SHAREHOLDER INQUIRIES

               Inquiries regarding the Fund should be directed to
IMSC at           1-800-777-6472.























                          IVY GLOBAL NATURAL RESOURCES FUND
                          ACCOUNT APPLICATION
                USE THIS APPLICATION FOR CLASS A, CLASS B AND
CLASS C

            Please mail applications and checks to: Ivy Mackenzie
Services           Corp., P.O. Box 3022, Boca Raton, FL
33431-0922.
           (This application should not be used for retirement
accounts for                                which Ivy is
custodian.)

          Account Number:

          (Fund Use Only)

          Dealer #:
          Branch #:
          Rep. I.D. #:
          Acct. Type:
          Soc Cd:
          Div Cd:
          CG Cd:
          Exc Cd:
          Red Cd:


          1    REGISTRATION

               / / Individual
               / / Joint Tenant
               / / Estate
               / / UGMA/UTMA
               / / Corporation
               / / Partnership
               / / Sole Proprietor
               / / Trust
               / / Other

               Date of Trust
               Owner, Custodian or Trustee
               Co-owner or Minor
               Minor's State of Residence
               Street
               City
               State
               Zip Code
               Phone Number -- Day
               Phone Number -- Evening

          2    TAX ID

               Citizenship: / / U.S. / / Other ________________

               Social Security Number
               Tax Identification Number












               Under penalties of perjury, I certify by signing
in Section                8 below that: (1) the number shown in
this section is my                correct taxpayer identification
number (TIN), and (2) I am                not subject to backup
withholding because: (a) I have not                been notified
by the Internal Revenue Service (IRS) that I                am
subject to backup withholding as a result of a failure to
      report all interest or dividends, or (b) the IRS has
       notified me that I am no longer subject to backup withholding. (Cross out item (2) if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting interest or
dividends                on your tax return.) Please see the "Tax
Identification                Number" section of the Prospectus
for additional information                on completing this
section.

          3    DEALER INFORMATION

               The undersigned ("Dealer") agrees to all
applicable                provisions in this Application,
guarantees the signature and                legal capacity of the
Shareholder, and agrees to notify IMSC                of any
purchases made under a Letter of Intent or Rights of Accumulation.

               Dealer Name
               Branch Office Address
               City
               State
               Zip Code
               Representative's Name and Number
               Representative's Phone Number
               Authorized Signature of Dealer

          4    INVESTMENTS

               A.   Enclosed is my check ($1,000 minimum) made
payable to                     Ivy Global Natural Resources Fund.
Please invest it in                     Class A __ or Class B __
or Class C shares.*

                    $_______________________(Amount Enclosed)

               B.   I qualify for an elimination of the sales
charge due to                     the following privilege
(applies only to Class A                     shares):

                    __   New Letter  of Intent (if ROA or 90-day
backdate                          privilege is applicable,
provide account(s)                          information below.)
                    __   ROA with the account(s) listed below.
                __   Existing Letter of Intent with account(s)
listed                          below.

                    Fund Name(s)
                    Account Number(s)













                    If establishing a Letter of Intent, you will
need to                     purchase Class A shares over a
thirteen-month period in                     accordance with the
provisions in the Prospectus.  The                     Aggregate
amount of these purchases will be at least
equal to the amount indicated below (see Prospectus for
         minimum amount required for reduced sales charges).
              /  /      $  50,000
                    /  / $100,000
                    /  / $250,000
                    /  / $500,000

               C.   FOR DEALER USE
                    Confirmed trade orders: [Confirm Number,
Number of                     Shares, Trade Date]

          5    DISTRIBUTION OPTIONS

               I would like to reinvest dividends and capital
gains into                additional shares in this account at
net asset value unless                a different option is
checked below.

               A.   /  / Reinvest all dividends and capital gains
into                          additional shares of a different
Ivy or Mackenzie                          fund.

                    Fund Name
                    Account Number

               B.   /  / Pay all dividends in cash and reinvest
capital                          gains into additional shares in
this Fund or a                          different Ivy or
Mackenzie fund.

                    Fund Name
                    Account Number

               C. / / Pay all dividends and capital gains in cash.

               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN
C OR D                ABOVE, BE:

               /  / Sent to the address listed in the
registration.                /  /      Sent to the special payee
listed in Section                 7A /  / (By Mail)
               7B /  / (By E.F.T.)

          6    OPTIONAL SPECIAL FEATURES

               A.   /  / Automatic Investment Method (AIM)

               -    I wish to invest _________________
                    /  / once per month
                    /  / twice
                    /  / 3 times
                    /  / 4 times












               -    My bank account will be debited on the
_________ day of                     the month

               Please invest $___________________ each period
starting in                the month of __________________ in Ivy
Global Resource Fund.                /  / Class A
               /  / Class B
               /  / Class C

               /  / I have attached a voided check to ensure my
correct                     bank account will be debited.

               B.   Systematic Withdrawal Plans**

               I wish to automatically withdraw funds from my
account in                Ivy Global Natural Resources Fund

               /  / Monthly /  / Quarterly / /Semiannually / /
Annually

                / / Once / / Twice / / 3 times / / 4 times per month

               I request the distribution be:

               /  / Sent to the address listed in the
registration.                /  / Sent to the special payee
listed in Section 7.                /  / Invested into additional
shares of the same class of a                     different Ivy
Mackenzie fund.

               Fund Name
               Account Number

               Amount $__________________(Minimum $50) starting
on or about                the

               -    _______ day of the month
               -    _______ day of the month
               -    _______ day of the month*

               NOTE: Account minimum: $5,000 in shares at current
offering                price

               C.   Electronic Funds Transfer for Redemption
Proceeds**

                    I authorize the Agent to honor telephone
instructions                     for the redemption of Fund
shares up to $50,000.                     Proceeds may be wire
transferred to the bank account                     designated
($1,000 minimum).  (Complete Section 7B)

               D.   Telephone Exchanges**    /  / Yes         /
/ No

                    I authorize exchanges by telephone among the
Ivy and                     Mackenzie family of funds upon
instructions from any                     person as more fully
described in the Prospectus. To                     change this
option once established, written












                    instructions must be received from the
shareholder of                     record or the current
registered representative.

                    If neither box is checked, the telephone
exchange                     privilege will be provided
automatically.

               E.   Telephonic Redemptions** /  / Yes         /
/ No

                    The Fund or its agents are authorized to
honor                     telephone instructions from any person
as more fully                     described in the Prospectus for
the redemption of Fund                     shares. The amount of
the redemption shall not exceed                     $50,000 and
the proceeds are to be payable to the
shareholder of record and mailed to the address of
    record. To change this option once established, written
             instructions must be received from the shareholder
of                     record or the current registered
representative.

                    If neither box is checked, the telephone
redemption                     privilege will be provided
automatically.

               *    There must be a period of at least seven
calendar days                     between each
investment/withdrawal period.

               **   This option may not be used if shares are
issued in                     certificate form.

          7    SPECIAL PAYEE

               A.   MAILING ADDRESS

                    Please send all disbursements to this special payee:

                    Name of Bank or Individual
                    Account Number (If Applicable)
                    Street
                    City/State/Zip

               B.   FED WIRE / E.F.T. INFORMATION

                    Financial Institution
                    ABA #
                    Account #
                    Street
                    City/State/Zip
                    (Please attach a voided check)

          8    SIGNATURES

               Investors should be aware that the failure to
check the "No"                under Section 6D or 6E above means
that the Telephone                Exchange/Redemption Privileges
will be provided. The Funds                employ reasonable
procedures that require personal                identification
prior to acting on  exchange/redemption












               instructions communicated by telephone to confirm
that such                instructions are genuine. In the absence
of such procedures,                a Fund may be liable for any
losses due to unauthorized or                fraudulent telephone
instructions. Please see "Exchange                Privilege" and
"How to Redeem Shares" in the Prospectus for                more
information on these privileges.

               I certify to my legal capacity to purchase or
redeem shares                of the Fund for my own account or
for the account of the                organization named in
Section 1.  I have received a current                Prospectus
and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

               THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR
CONSENT                TO ANY PROVISION OF THIS DOCUMENT OTHER
THAN THE                CERTIFICATIONS REQUIRED TO AVOID BACKUP
WITHHOLDING.

               ______________________________
________________________                Signature of Owner,
Custodian,     Date
               Trustee or Corporate Officer

               ______________________________
________________________                Signature of Joint Owner,
        Date
               Co-Trustee or Corporate Officer


          IGNRF-1-896






































                                IVY ASIA PACIFIC FUND

                                      series of

                                       IVY FUND

                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                   January 1, 1997


_________________________________________________________________


               Ivy Fund (the "Trust") is a diversified, open-end
management           investment company that currently consists
of seventeen fully           managed portfolios.  This Statement
of Additional Information           ("SAI") describes one of the
portfolios, Ivy Asia Pacific Fund           (the "Fund").  The
other sixteen portfolios of the Trust are           described in
separate Statements of Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated
January 1,           1997 (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.



                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472


                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111


















                                  TABLE OF CONTENTS

                          INVESTMENT OBJECTIVE AND POLICIES . . .
 . . .   4                INVESTING IN ASIA PACIFIC SECURITIES . .
 . . . . . . . .   4                BANKING INDUSTRY AND SAVINGS
AND LOAN OBLIGATIONS  . . .   5                BORROWING  . . . .
 . . . . . . . . . . . . . . . . . . .   5
COMMERCIAL PAPER . . . . . . . . . . . . . . . . . . . .   5
         DEBT SECURITIES, IN GENERAL  . . . . . . . . . . . . . .
 8                INVESTMENT-GRADE DEBT SECURITIES . . . . . . .
 . . . . .   8                FOREIGN SECURITIES . . . . . . . . .
 . . . . . . . . . .  10                FORWARD FOREIGN CURRENCY
CONTRACTS . . . . . . . . . . .  12                FOREIGN
CURRENCIES . . . . . . . . . . . . . . . . . . .  13
 REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . . .  14
           . . . . . . . . . . . . . . . . . . . . . . . . . . .
 .  14                ZERO COUPON BONDS  . . . . . . . . . . . . .
 . . . . . .  14                OPTIONS TRANSACTIONS . . . . . . .
 . . . . . . . . . . .  15                     GENERAL . . . . . .
 . . . . . . . . . . . . . . . .  15                     WRITING
OPTIONS ON INDIVIDUAL SECURITIES  . . . . .  17
 PURCHASING OPTIONS ON INDIVIDUAL SECURITIES . . . .  17
          PURCHASING AND WRITING OPTIONS ON SECURITIES
             INDICES  . . . . . . . . . . . . . . . . . . .  18
                 RISKS OF OPTIONS TRANSACTIONS . . . . . . . . .
 . .  19                     SECURITIES INDEX FUTURES CONTRACTS  .
 . . . . . . .  21                     RISKS OF SECURITIES INDEX
FUTURES . . . . . . . . .  23                COMBINED
TRANSACTIONS  . . . . . . . . . . . . . . . . .  24
RESTRICTED AND ILLIQUID SECURITIES . . . . . . . . . . .  25

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  25

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  27

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  28                AUTOMATIC INVESTMENT METHOD  . . . . . .
 . . . . . . . .  28                EXCHANGE OF SHARES . . . . . .
 . . . . . . . . . . . . .  29                     INITIAL SALES
CHARGE SHARES . . . . . . . . . . . .  29
CONTINGENT DEFERRED SALES CHARGE SHARES . . . . . .  29


          LETTER OF INTENT  . . . . . . . . . . . . . . . . . . .
 . . .  32                RETIREMENT PLANS . . . . . . . . . . . .
 . . . . . . . .  33                     INDIVIDUAL RETIREMENT
ACCOUNTS  . . . . . . . . . .  34                     QUALIFIED
PLANS . . . . . . . . . . . . . . . . . .  35
DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
   CHARITABLE ORGANIZATIONS ("403(b)(7)
ACCOUNT")  . . . . . . . . . . . . . . . . . .  36
    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS  . . . . .  37

          REINVESTMENT PRIVILEGE  . . . . . . . . . . . . . . . .
 . . .  37                RIGHTS OF ACCUMULATION . . . . . . . . .
 . . . . . . . .  37                SYSTEMATIC WITHDRAWAL PLAN . .
 . . . . . . . . . . . . .  38                GROUP SYSTEMATIC
INVESTMENT PROGRAM  . . . . . . . . . .  39

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  39













          . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .  41                PERSONAL INVESTMENTS BY EMPLOYEES OF IMI
 . . . . . . . .  45

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  47                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  47                DISTRIBUTION SERVICES  .
 . . . . . . . . . . . . . . . .  49                     RULE
18F-3 PLAN . . . . . . . . . . . . . . . . . .  50
    RULE 12B-1 DISTRIBUTION PLANS . . . . . . . . . . .  51
        CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . .
53                FUND ACCOUNTING SERVICES . . . . . . . . . . .
 . . . . .  53                TRANSFER AGENT AND DIVIDEND PAYING
AGENT . . . . . . . .  53                ADMINISTRATOR  . . . . .
 . . . . . . . . . . . . . . . .  54                AUDITORS . . .
 . . . . . . . . . . . . . . . . . . . . .  54

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  54

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  56

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . .  58

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . .  58

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . .  60

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . .  60                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . .  61                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . .  63

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES  . .
 . . .  63                DEBT SECURITIES ACQUIRED AT A DISCOUNT .
 . . . . . . . .  64                DISTRIBUTIONS  . . . . . . . .
 . . . . . . . . . . . . .  65                DISPOSITION OF
SHARES  . . . . . . . . . . . . . . . . .  66
FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . . . . .  66
         BACKUP WITHHOLDING . . . . . . . . . . . . . . . . . . .
67

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . .  68                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . .  68                     OTHER QUOTATIONS,
COMPARISONS AND GENERAL                          INFORMATION  . .
 . . . . . . . . . . . . . . .  69

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . .  70

          APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . .  71

          APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF JULY 15, 1996
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . .  74












                          INVESTMENT OBJECTIVE AND POLICIES

               The Fund has its own investment objective and
policies,           which are described in the Prospectus under
the captions           "Investment Objective and Policies" and
"Risk Factors and           Investment Techniques."  Additional
information regarding the           characteristics and risks
associated with the Fund's investment           techniques is set
forth below.

          INVESTING IN ASIA PACIFIC SECURITIES

               Certain Asia-Pacific countries in which the Fund
may invest           are considered to be developing countries.
Developing countries           typically are in the initial
stages of their industrialization           cycle, and their
economic structures generally are less diverse           and
mature than in the United States.  Such countries' political systems also may be relatively unstable.  Historically,
markets           of developing countries have been more volatile
than the markets           of developed countries, yet such
markets often have provided           higher rates of return to
investors.

               Investing in securities of issuers in Asia-Pacific
countries           involves certain considerations not typically
associated with           investing in securities of United
States companies, including (1)           restrictions on foreign
investment and on repatriation of capital           invested in
Asian countries, (2) currency fluctuations, (3) the
cost of converting foreign currency into United States dollars,
       (4) potential price volatility and lesser liquidity of
shares           traded on Asia-Pacific country securities
markets and (5)           political and economic risks, including
the risk of           nationalization or expropriation of assets
and the risk of war.

               Certain Asia-Pacific countries may be more
vulnerable to the           ebb and flow of international trade,
trade barriers and other           protectionist or retaliatory
measures.  Investments in countries           that have recently
opened their capital markets (including           China), and
those that have privatized some of their state-owned industries, should be regarded as speculative.

               The settlement period of securities transactions
in foreign           markets in general may be longer than in
domestic markets, and           such delays may be of particular
concern in developing countries.            For example, the
possibility of political upheaval and the           dependence on
foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

               Securities exchanges, issuers and broker-dealers
in some           Asia-Pacific countries are subject to less
regulatory scrutiny           than in the United States.  In
addition, due to the limited size           of the markets for
Asia-Pacific securities, the prices for such           securities
may be more vulnerable to adverse publicity,           investors'
perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument on           maturity).  The Fund's investments in
certificates of deposit and           bankers' acceptances are
limited to obligations of (i) banks           having total assets
in excess of $1 billion and (ii) other banks           which do
not meet the $1 billion asset requirement, if the
principal amount of such obligation is fully insured by the
   Federal Deposit Insurance Corporation (the "FDIC").  The
Fund's           investments in certificates of deposit of
savings associations           are limited to obligations of
Federal and state-chartered           institutions whose total
assets exceed $1 billion and whose           deposits are insured
by the FDIC.

          BORROWING

               Borrowing may exaggerate the effect on the Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs (which may
include commitment fees and/or the cost of           maintaining
minimum average balances).  Although the principal of
the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding,
thus           increasing exposure to capital risk.  All
borrowings will be           repaid before any additional
investments are made.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  The
Fund may invest in           commercial paper that is rated A-1
by Standard & Poor's           Corporation ("S&P") or Prime-1 by
Moody's Shareholders Service,           Inc. ("Moody's") or, if
not rated by Moody's or S&P, is issued by           companies
having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities).  When these securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality.  U.S.           Government securities
that are not held to maturity are subject           to variations
in market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to normal
principal amortization and           may be prepaid prior to
maturity.  Prepayment rates vary widely           and may be
affected by changes in market interest rates.  In
periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of
the           security.  Conversely, when interest rates are
rising, the rate           of prepayments tends to decrease,
thereby lengthening the actual           average life of the
security (and increasing the security's price
volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the
        original yield on the certificates.  Due to the
prepayment           feature and the need to reinvest prepayments
of principal at           current rates, GNMA certificates can be
less effective than           typical bonds of similar maturities
at "locking in" yields during           periods of declining
interest rates.  GNMA certificates may           appreciate or
decline in market value during periods of declining           or
rising interest rates, respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury.  However, they involve Federal
sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's
right to           borrow from the Treasury; some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer; others are
supported only by the credit of the issuing           government
agency or instrumentality.  These agencies and
instrumentalities include, but are not limited to, Federal Land
       Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
        Loan Banks, Federal National Mortgage Association, and
Student           Loan Marketing Association.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying












          equity, however, so that the price decline of a
convertible           security may sometimes be less substantial
than that of the           underlying equity security.

               The Fund may invest in convertible securities,
such as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which the Fund may
invest           include zero coupon debt securities and
preferred stock that may           be converted or exchanged at a
stated or determinable exchange           ratio into underlying
shares of common stock.  The exchange ratio           for any
particular convertible security may be adjusted from time
 to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt securities and convertible
preferred           stocks, until converted, have general
characteristics similar to           both debt and equity
securities.  Although to a lesser extent           than with debt
securities generally, the market value of           convertible
securities tends to decline as interest rates           increase
and, conversely, tends to increase as interest rates
decline.  In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common
stock           changes, and, therefore, also tends to follow
movements in the           general market for equity securities.
A unique feature of           convertible securities is that as
the market price of the           underlying common stock
declines, convertible securities tend to           trade
increasingly on a yield basis, and so may not experience
market value declines to the same extent as the underlying common stock.  When the market price of the underlying common
stock           increases, the price of a convertible security
tends to rise as a           reflection of the value of the
underlying common stock, although           typically not as much
as the price of the underlying common           stock.  While no
securities investments are without risk,           investments in
convertible securities generally entail less risk           than
investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income or, in
the case of zero           coupon securities, accretion of income
with generally higher           yields than common stocks.  Of
course, like all debt securities,           there can be no
assurance of income or principal payments because           the
issuers of the convertible securities may default on their
  obligations.  Convertible securities generally offer lower
yields           than non-convertible securities of similar
quality because of           their conversion or exchange
features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are












          senior in right of payment to all equity securities,
and           convertible preferred stock is senior to common
stock, of the           same issuer.  However, convertible bonds
and convertible           preferred stock typically have lower
coupon rates than similar           non-convertible securities.

               Convertible securities may be issued as fixed
income           obligations that pay current income or as zero
coupon notes and           bonds, including Liquid Yield Option
Notes ("LYONs").  Zero           coupon securities pay no cash
income and are sold at substantial           discounts from their
value at maturity.  When held to maturity,           their entire
income, which consists of accretion of discount,           comes
from the difference between the issue price and their value
   at maturity. Zero coupon convertible securities offer the
    opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely
follow           the movements in the market value of the
underlying common stock.            Zero coupon convertible
securities generally are expected to be           less volatile
than the underlying common stocks because they           usually
are issued with short maturities (15 years or less) and
are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to
redeem the           obligation and receive a defined cash
payment.

          DEBT SECURITIES, IN GENERAL

                Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its           obligations
on interest or principal payments at the time called for by the debt instrument.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by Moody's and AAA by S&P are
judged to be           of the best quality (i.e., capacity to pay
interest and repay           principal is extremely strong).
Bonds rated Aa/AA are considered           to be of high quality
(i.e., capacity to pay interest and repay           principal is
very strong and differs from the highest rated           issues
only to a small degree). Bonds rated A are viewed as
having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse
effects of           changes in circumstances and economic
conditions than debt in           higher rated categories. Bonds
rated Baa/BBB (considered by           Moody's to be "medium
grade" obligations) are considered to have           an adequate
capacity to pay interest and repay principal, but












          certain protective elements may be lacking (i.e., such
bonds lack           outstanding investment characteristics and
have some speculative           characteristics).  The Fund may
invest in debt securities that           are given an investment-
grade rating by Moody's or S&P, and may           also invest in
unrated debt securities that are considered by IMI           to
be of comparable quality.

          HIGH YIELD BONDS

               The Fund may invest in corporate debt securities
rated Ba or           lower by Moody's, or BB or lower by S&P.
The Fund will not,           however, invest in securities that,
at the time of investment,           are rated lower than C by
either Moody's or S&P.  Securities           rated lower than Baa
or BBB (and comparable unrated securities)           are commonly
referred to as "high yield" or "junk" bonds and are
considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt
securities,           the more their risks render them like
equity securities.  (See           Appendix A for a more complete
description of the ratings           assigned by Moody's and S&P
and their respective
          characteristics.)

               While IMI may refer to ratings issued by
established credit           rating agencies, it is not IMI's
policy to rely exclusively on           such ratings, but rather
to supplement such ratings with its own           independent and
ongoing review of credit quality.  The Fund's
achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon
IMI's           credit analysis than would be the case if the
Fund were investing           in higher quality bonds.  Should
the rating of a portfolio           security be downgraded, IMI
will determine whether it is in the           Fund's best
interest to retain or dispose of the security.
However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of that bond based on then existing market conditions.

               The secondary market on which high yield bonds are
traded           may be less liquid than the market for higher
grade bonds.  Less           liquidity in the secondary trading
market could adversely affect           the price at which the
Fund could sell a high yield bond, and           cause large
fluctuations in the daily net asset value of the           Fund's
shares.  Adverse publicity and investor perceptions,
whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a
thinly           traded market.  When secondary markets for high
yield securities           become comparatively less liquid, it
may be more difficult to           value the securities in light
of the additional research that may           be required, and
elements of judgment may play a greater role in           the
valuation where objective and reliable data is less widely
  available.  Prices for high yield bonds may also be affected by legislative and regulatory developments.  (For example,
federal           rules currently require savings and loan
institutions to reduce           gradually their holdings of high
yield bonds).












          FOREIGN SECURITIES

               The Fund may invest in debt securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Eurodollar           securities, sponsored and
unsponsored American Depository           Receipts ("ADRs"), and
debt securities issued, assumed or           guaranteed by
foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in
the           Fund's domestic investments.

               Although the Fund intends to invest only in
nations that IMI           considers to have relatively stable
and friendly governments,           there is the possibility of
expropriation, nationalization or           confiscatory
taxation, taxation of income earned in a foreign
country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer
currency from a           given country), default in foreign
government securities,           political or social instability
or diplomatic developments that           could affect
investments in securities of issuers in those           nations.
In addition, in many countries there is less publicly
available information about issuers than is available for U.S.
      companies.  For example, ownership of unsponsored ADRs may
not           entitle the owner to financial or other reports
from the issuer           to which it might otherwise be entitled
as the owner of a           sponsored ADR.  Moreover, foreign
companies are not generally           subject to uniform
accounting, auditing and financial reporting           standards,
and auditing practices and requirements may not be
comparable to those applicable to U.S. companies.  In many
  foreign countries, there is less government supervision and regulation of business and industry practices, stock
exchanges,           brokers and listed companies than in the
United States.  Foreign           securities transactions may
also be subject to higher brokerage           costs than domestic
securities transactions.  The foreign           securities
markets of many of the countries in which the Fund may
invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.  In
addition,           the Fund may encounter difficulties or be
unable to pursue legal           remedies and obtain judgment in
foreign courts.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions, making
it difficult to conduct           such transactions.  Delays in
settlement could result in           temporary periods when
assets of the Fund are uninvested and are           earning no
return.  The inability of the Fund to make intended
security purchases due to settlement problems could cause the
     Fund to miss attractive investment opportunities.  Further,
the           inability to dispose of portfolio securities due to
settlement           problems could result either in losses to
the Fund because of           subsequent declines in the value of
the portfolio security or, if












          the Fund has entered into a contract to sell the
security, in           possible liability to the purchaser.
Fixed commissions on some           foreign securities exchanges
are generally higher than negotiated           commissions on
U.S. exchanges, although IMI will endeavor to           achieve
the most favorable net results on the Fund's portfolio transactions. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment
in           foreign courts.  It may be more difficult for the
Fund's agents           to keep currently informed about
corporate actions such as stock           dividends or other
matters that may affect the prices of           portfolio
securities.  Communications between the United States
and foreign countries may be less reliable than within the United
         States, thus increasing the risk of delayed settlements
of           portfolio transactions or loss of certificates for
portfolio           securities.  Moreover, individual foreign
economies may differ           favorably or unfavorably from the
United States economy in such           respects as growth of
gross national product, rate of inflation,           capital
reinvestment, resource self-sufficiency and balance of
payments position.  IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through
investment           variation and continuous professional
management.

               INVESTING IN EMERGING MARKETS.  Investments in
companies           domiciled in developing countries may be
subject to potentially           higher risks than investments in
developed countries.  These           risks include (i) less
social, political and economic stability;           (ii) the
small current size of the markets for such securities
and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price
volatility;           (iii) certain national policies that may
restrict the Fund's           investment opportunities, including
restrictions on investment in           issuers or industries
deemed sensitive to national interests;           (iv) foreign
taxation; (v) the absence of developed structures
governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence,
until           relatively recently in certain Eastern European
countries, of a           capital market structure or market-
oriented economy; (vii) the           possibility that recent
favorable economic developments in           Eastern Europe may
be slowed or reversed by unanticipated           political or
social events in such countries; and (viii) the
possibility that currency devaluations could adversely affect the value of the Fund's investments.  Further, many emerging
markets           have experienced and continue to experience
high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain           Eastern European countries.  To the
extent of the Communist           Party's influence, investments
in such countries are exposed to           risks of
nationalization, expropriation and confiscatory
taxation.  The communist governments of a number of Eastern
   European countries expropriated large amounts of private
property           in the past, in many cases without adequate
compensation, and           there can be no assurance that such
expropriation will not occur












          in the future.  In the event of such expropriation, the
Fund           could lose a substantial portion of any
investments it has made           in the affected countries.
Further, few (if any) accounting           standards exist in
Eastern European countries.  Finally, even           though
certain Eastern European currencies may be convertible
into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to
the           Fund's Shareholders.

               Certain Eastern European countries that do not
have market           economies are characterized by an absence
of developed legal           structures governing private and
foreign investments and private           property.  In addition,
certain countries require governmental           approval prior
to investments by foreign persons, or limit the           amount
of investment by foreign persons in a particular company,
 or limit the investment of foreign persons to only a specific class of securities of a company that may have less
advantageous           terms than securities of the company
available for purchase by           nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of the
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to
 the custody of the Fund's cash and securities, the Fund's
  investment in such countries may be limited or may be required
to           be effected through intermediaries.  The risk of
loss through           governmental confiscation may also be
increased in such           countries.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward contract is an obligation to purchase or
sell a           specific currency for an agreed price at a
future date (usually           less than a year), and typically
is individually negotiated and           privately traded by
currency traders and their customers.  A           forward
contract generally has no deposit requirement, and no
commissions are charged at any stage for trades.  Although
  foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between
the           price at which they are buying and selling various
currencies.            Although these contracts are intended to
minimize the risk of           loss due to a decline in the value
of the hedged currencies, at           the same time, they tend
to limit any potential gain which might           result should
the value of such currencies increase.

               While the Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for the Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund.  An imperfect
correlation of           this type may prevent the Fund from
achieving the intended hedge           or expose the Fund to the
risk of currency exchange loss.

               The Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds           the value of the Fund's
portfolio securities or other assets           denominated in
that currency.  Further, the Fund generally will           not
enter into a forward contract with a term of greater than one year.

               To the extent required by applicable law, the Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, the Fund may either accept or           make
delivery of the currency specified in the contract, or,
prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting position.
      Closing purchase transactions with respect to forward
contracts           are usually effected with the currency trader
who is a party to           the original forward contract.

          FOREIGN CURRENCIES

               Investment in foreign securities usually will
involve           currencies of foreign countries.  In addition,
the Fund may           temporarily hold funds in bank deposits in
foreign currencies           during the development of its
various investment programs.  To           the extent this is so,
the value of the assets of the Fund as           measured in U.S.
dollars may be affected favorably or unfavorably           by
changes in foreign currency exchange rates and exchange
control regulations.  The Fund may also incur currency conversion costs.  Although foreign exchange dealers do not charge
a fee for           conversion, they do realize a profit based on
the difference (or           "spread") between the prices at
which they are buying and selling           various currencies.
Thus, a dealer may offer to sell a foreign           currency to
the Fund at one rate, while offering a lesser rate of
exchange should the Fund desire to resell that currency to the dealer.  The Fund will usually conduct its foreign currency exchange transactions either on a spot (i.e., cash)
basis at the           spot rate prevailing in the foreign
currency exchange market, or           through entering into
forward contracts to purchase or sell           foreign
currencies (see "Forward Foreign Currency Contracts," above).

               Because the Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in the U.S. markets.  The           Fund's share price
will reflect the movements of both the           different stock
and bond markets in which it is invested and of           the
currencies in which the investments are denominated. The strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's
investment           performance.  U.S. and foreign securities
markets do not always           move in step with each other, and
the total returns from           different markets may vary
significantly.

          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which
the Fund           buys a money market instrument and obtains a
simultaneous           commitment from the seller to repurchase
the instrument at a           specified time and at an agreed-
upon yield.  Under guidelines           approved by the Trust's
Board of Trustees (the "Board"), the Fund           is permitted
to enter into repurchase agreements only if the
repurchase agreements are at least fully collateralized with U.S.
         Government securities or other securities that the
Fund's           investment adviser has approved for use as
collateral for           repurchase agreements, and the
collateral must be marked-to-          market daily.  The Fund
will enter into repurchase agreements           only with banks
and broker-dealers deemed to be creditworthy by           the
Fund's investment adviser under guidelines approved by the
  Board.  In the unlikely event of failure of the executing bank
or           broker-dealer, the Fund could experience some delay
in obtaining           direct ownership of the underlying
collateral and might incur a           loss if the value of the
security should decline, as well as           costs in disposing
of the security.

          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with           investing in larger, more
established companies.  For example,           the securities of
smaller companies may be subject to more abrupt           or
erratic market movements, because they tend to be thinly
traded and are subject to a greater degree to changes in the issuer's earnings and prospects.  Transaction costs in
smaller           company stocks also may be higher than those of
larger companies.

          WARRANTS

               The holder of a warrant has the right, until the
warrant           expires, to purchase a given number of shares
of a particular           issuer at a specified price.  Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in tandem with the prices of the
underlying securities, and are therefore considered speculative investments.  Warrants pay no dividends and confer no
rights           other than a purchase option.  Thus, if a
warrant held by the           Fund were not exercised by the date
of its expiration, the Fund           would lose the entire
purchase price of the warrant.

          ZERO COUPON BONDS

               The Fund may purchase zero coupon bonds in accordance with the Fund's credit quality standards.  Zero coupon bonds
are debt           obligations issued at a significant discount
from face value,           without any requirement for the
periodic payment of interest.            The discount
approximates the total amount of interest the bonds
would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance.  If the Fund holds zero coupon bonds in its
portfolio,           however, it would recognize income currently
for Federal income           tax purposes in the amount of the
unpaid, accrued interest and           generally would be
required to distribute dividends representing           such
income to shareholders currently, even though funds
representing such income would not have been received by the
    Fund.  Cash to pay dividends representing unpaid, accrued
     interest may be obtained from sales proceeds of portfolio
      securities and Fund shares and from loan proceeds.
However, this           may result in the Fund's having to sell
portfolio securities at a           time when it might otherwise
choose not to do so, and the Fund           might incur a capital
loss on such sales.  Because interest on           zero coupon
obligations is not distributed to the Fund on a           current
basis, but is in effect compounded, the value of such
securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations
that           distribute income regularly.

          OPTIONS TRANSACTIONS

               GENERAL.   The Fund may engage in transactions in
options on           securities and stock indices in accordance
with its stated           investment objective and policies.  The
Fund may also purchase           put options on securities and
may purchase and sell (write) put           and call options on
stock indices.  Options on securities and           stock indices
purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

               A call option is a short-term contract (having a
duration of           less than one year) pursuant to which the
purchaser, in return           for the premium paid, has the
right to buy the security           underlying the option at the
specified exercise price at any time           during the term of
the option.  The writer of the call option,           who
receives the premium, has the obligation, upon exercise of
  the option, to deliver the underlying security against payment
of           the exercise price.  A put option is a similar
contract pursuant           to which the purchaser, in return for
the premium paid, has the           right to sell the security
underlying the option at the specified           exercise price
at any time during the term of the option.  The           writer
of the put option, who receives the premium, has the
obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things,
the           relationship of the exercise price to the market
price and           volatility of the underlying security, the
time remaining to           expiration of the option, supply and
demand, and interest rates.













               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option of
the           same series as the option previously written.  The
effect of the           purchase is that the writer's position
will be canceled by the           Options Clearing Corporation.
However, a writer may not effect a           closing purchase
transaction after it has been notified of the           exercise
of an option.  Likewise, an investor who is the holder
of an option may liquidate his or her position by effecting a
     "closing sale transaction."  This is accomplished by selling
an           option of the same series as the option previously
purchased.            There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or put option is not exercised or           sold, it
will become worthless on its expiration date.

               The Fund will realize a gain (or a loss) on a
closing           purchase transaction with respect to a call or
a put previously           written by the Fund if the premium,
plus commission costs, paid           by the Fund to purchase the
call or the put is less (or greater)           than the premium,
less commission costs, received by the Fund on           the sale
of the call or the put.  A gain also will be realized if
a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium.  Any such gains
(or           losses) are considered short-term capital gains (or
losses) for           Federal income tax purposes.  Net short-
term capital gains, when           distributed by the Fund, are
taxable as ordinary income.  See           "Taxation."

               The Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to
purchase the call or the put.  If a put or a call expires
 unexercised, it will become worthless on the expiration date,
and           the Fund will realize a loss in the amount of the
premium paid,           plus commission costs.  Any such gain or
loss will be long-term           or short-term gain or loss,
depending upon the Fund's holding           period for the
option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the
completion of every exchange-traded option transaction.  In
   contrast, the terms of OTC options are negotiated by the Fund
and           its counterparty (usually a securities dealer or a
financial           institution) with no clearing organization
guarantee.  When the           Fund purchases an OTC option, it
relies on the party from whom it           has purchased the
option (the "counterparty") to make delivery of           the
instrument underlying the option.  If the counterparty fails to do so, the Fund will lose any premium paid for the option,
as           well as any expected benefit of the transaction.
Accordingly,           IMI will assess the creditworthiness of
each counterparty to












          determine the likelihood that the terms of the OTC
option will be           satisfied.

               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           write (sell) covered call options on the
Fund's securities in an           attempt to realize a greater
current return than would be           realized on the securities
alone.  The Fund may also write           covered call options to
hedge a possible stock or bond market           decline (only to
the extent of the premium paid to the Fund for           the
options).  In view of the investment objectives of the Fund, the Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the security.

               The Fund may write covered call options as
described in the           Prospectus.  A "covered" call option
means generally that so long           as the Fund is obligated
as the writer of a call option, the Fund           will (i) own
the underlying securities subject to the option, or
(ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred
stocks           or convertible debt securities owned by the
Fund.  Although the           Fund receives premium income from
these activities, any           appreciation realized on an
underlying security will be limited           by the terms of the
call option.  The Fund may purchase call           options on
individual securities only to effect a "closing purchase transaction."

               As the writer of a call option, the Fund receives
a premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as the
Fund remains obligated as a writer of           a call option, it
forgoes the opportunity to profit from           increases in the
market price of the underlying security above           the
exercise price of the option, except insofar as the premium
   represents such a profit (and retains the risk of loss should
the           value of the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           purchase a put option on an underlying
security that it owns as a           defensive technique in order
to protect against an anticipated           decline in the value
of the security.  The Fund, as the holder of           the put
option, may sell the underlying security at the exercise
price regardless of any decline in its market price.  In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the
exercise           price to cover the premium and transaction
costs that the Fund           must pay.  These costs will reduce
any profit the Fund might have           realized had it sold the
underlying security instead of buying           the put option.
The premium paid for the put option would reduce           any
capital gain otherwise available for distribution when the
  security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.













               The Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration           date.  Depending on
whether the underlying security appreciates           or
depreciates in value, the Fund would sell the underlying
security for the exercise price either upon exercise of the call option written by it or by exercising the put option held
by it.            The Fund would enter into such transactions in
order to profit           from the difference between the premium
received by the Fund for           the writing of the call option
and the premium paid by the Fund           for the purchase of
the put option, thereby increasing the Fund's           current
return.

               The Fund will purchase put options only to the
extent           permitted by the policies of state securities
authorities in           states where shares of the Fund are
qualified for offer and sale.            Such authorities may
impose further limitations on the ability of           the Fund
to purchase options. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  The           Fund may purchase and sell (write) put
and call options on           securities indices.  An index
assigns relative values to the           securities included in
the index and the index fluctuates with           changes in the
market values of the securities so included.            Options
on indices are similar to options on individual
securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a
specified           price, they give the purchaser the right to
receive cash.  The           amount of cash is equal to the
difference between the closing           price of the index and
the exercise price of the option,           expressed in dollars,
times a specified multiple (the           "multiplier").  The
writer of the option is obligated, in return           for the
premium received, to make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100. Options on different indices have different multipliers.

               When the Fund writes a call or put option on a
stock index,           the option is "covered," in the case of a
call, or "secured," in           the case of a put, if the Fund
maintains in a segregated account           with its custodian
cash or liquid securities equal to the           contract value.
A call option is also covered if the Fund holds           a call
on the same index as the call written where the exercise
price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the
exercise price           of the call written, provided that the
Fund maintains in a           segregated account with its
custodian the difference in cash or












          liquid securities.  A put option is also "secured" if
the Fund           holds a put on the same index as the put
written where the           exercise price of the put held is (i)
equal to or greater than           the exercise price of the put
written or (ii) less than the           exercise price of the put
written, provided that the Fund           maintains in a
segregated account with its custodian the           difference in
cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.  The purchase and
writing of           options involves certain risks.  During the
option period, the           covered call writer has, in return
for the premium on the option,           given up the opportunity
to profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by the
Fund is           not sold when it has remaining value, and if
the market price of           the underlying security (or index),
in the case of a put, remains           equal to or greater than
the exercise price or, in the case of a           call, remains
less than or equal to the exercise price, the Fund           will
lose its entire investment in the option.  Also, where a put or call option on a particular security (or index) is
purchased           to hedge against price movements in a related
security (or           securities), the price of the put or call
option may move more or           less than the price of the
related security (or securities).  In           this regard,
there are differences between the securities and
options markets that could result in an imperfect correlation between these markets, causing a given transaction not to
achieve           its objective.

               There can be no assurance that a liquid market
will exist           when the Fund seeks to close out an option
position.            Furthermore, if trading restrictions or
suspensions are imposed           on the options markets, the
Fund may be unable to close out a           position.  Finally,
trading could be interrupted, for example,           because of
supply and demand imbalances arising from a lack of
either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the
maximum           amount specified by the exchange.  Closing
transactions can be           made for OTC options only by
negotiating directly with the           counterparty or by a
transaction in the secondary market, if any           such market
exists.  There is no assurance that the Fund will be
able to close out an OTC option position at a favorable price prior to its expiration.  In the event of insolvency of the counterparty, the Fund might be unable to close out an
OTC option           position at any time prior to its
expiration.  Although the Fund           may be able to offset to
some extent any adverse effects of being           unable to
liquidate an option position, the Fund may experience












          losses in some cases as a result of such inability.

               The Fund's options activities also may have an
impact upon           the level of its portfolio turnover and
brokerage commissions.            See "Portfolio Turnover."

               The Fund's success in using options techniques
depends,           among other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and           securities markets,
and to select the proper type, time and           duration of
options.

          FUTURES CONTRACTS

               GENERAL.  The Fund may enter into futures
contracts for           hedging purposes.  A futures contract
provides for the future           sale by one party and purchase
by another party of a specified           quantity of a commodity
at a specified price and time.  When a           purchase or sale
of a futures contract is made by the Fund, the           Fund is
required to deposit with its custodian (or broker, if
legally permitted) a specified amount of cash or U.S. Government securities ("initial margin").  The margin required for a
futures           contract is set by the exchange on which the
contract is traded           and may be modified during the term
of the contract.  The initial           margin is in the nature
of a performance bond or good faith           deposit on the
futures contract which is returned to the Fund           upon
termination of the contract, assuming all contractual
obligations have been satisfied.  A futures contract held by the
        Fund is valued daily at the official settlement price of
the           exchange on which it is traded.  Each day the Fund
pays or           receives cash, called "variation margin," equal
to the daily           change in value of the futures contract.
This process is known           as "marking to market."
Variation margin does not represent a           borrowing or loan
by the Fund but is instead a settlement between           the
Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark-to-market its open futures position.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,           underlying security or index,
and delivery month).  If an           offsetting purchase price
is less than the original sale price,           the Fund
generally realizes a capital gain, or if it is more, the
Fund generally realizes a capital loss.  Conversely, if an
  offsetting sale price is more than the original purchase price, the Fund generally realizes a capital gain, or if it is
less, the           Fund generally realizes a capital loss.  The
transaction costs           must also be included in these
calculations.  When purchasing a           futures contract, the
Fund will maintain with its Custodian (and           mark-to-
market on a daily basis) cash or liquid securities that, when added to the amounts deposited with a futures commission merchant ("FCM") as margin, are equal to the market value of the futures contract.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract.  Alternatively,
the Fund may "cover" its position by owning the instruments
   underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially
similar to           that of the index on which the futures
contract is based).

               The Fund will only enter into futures contracts
which are           standardized and traded on a U.S. or foreign
exchange, board of           trade, or similar entity or quoted
on an automated quotation           system.  The Fund will not
enter into a futures contract if,           immediately
thereafter, the aggregate initial margin deposits for
futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which
any such           positions are "in-the-money," would exceed 5%
of the liquidation           value of the Fund's portfolio (or
the Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which
the Fund may enter           into futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  The Fund may
engage in           foreign currency futures contracts for
hedging purposes.  A           foreign currency futures contract
provides for the future sale by           one party and purchase
by another party of a specified quantity           of a foreign
currency at a specified price and time.

               SECURITIES INDEX FUTURES CONTRACTS.The Fund may
enter into           securities index futures contracts as an
efficient means of           regulating the Fund's exposure to
the equity markets.  The Fund           will not engage in
transactions in futures contracts for           speculation but
only as a hedge against changes resulting from           market
conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

               An index futures contract is a contract to buy or
sell units           of an index at a specified future date at a
price agreed upon           when the contract is made.  Entering
into a contract to buy units           of an index is commonly
referred to as purchasing a contract or           holding a long
position in the index.  Entering into a contract           to
sell units of an index is commonly referred to as selling a
   contract or holding a short position.  The value of a unit is
the           current value of the stock index.  For example, the
S&P 500 Index           is composed of 500 selected common
stocks, most of which are           listed on the New York Stock
Exchange (the "Exchange").  The S&P           500 Index assigns
relative weightings to the 500 common stocks           included
in the Index, and the Index fluctuates with changes in












          the market values of the shares of those common stocks.
In the           case of the S&P 500 Index, contracts are to buy
or sell 500           units.  Thus, if the value of the S&P 500
Index were $150, one           contract would be worth $75,000
(500 units x $150).  The index           futures contract
specifies that no delivery of the actual           securities
making up the index will take place.  Instead,
settlement in cash must occur upon the termination of the
 contract, with the settlement being the difference between the contract price and the actual level of the stock index at
the           expiration of the contract.  For example, if the
Fund enters into           a futures contract to buy 500 units of
the S&P 500 Index at a           specified future date at a
contract price of $150 and the S&P 500           Index is at $154
on that future date, the Fund will gain $2,000           (500
units x gain of $4).  If the Fund enters into a futures
contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 Index
is           at $154 on that future date, the Fund will lose
$2,000 (500 units           x loss of $4).

               RISKS ASSOCIATED WITH FUTURES.  There are several
risks           associated with the use of futures contracts as
hedging           techniques.  A purchase or sale of a futures
contract may result           in losses in excess of the amount
invested in the futures           contract.  There can be no
guarantee that there will be a           correlation between
price movements in the hedging vehicle and in           the
Fund's portfolio securities being hedged.  In addition, there are significant differences between the securities and
futures           markets that could result in an imperfect
correlation between the           markets, causing a given hedge
not to achieve its objectives.            The degree of
imperfection of correlation depends on           circumstances
such as variations in speculative market demand for
futures on securities, including technical influences in futures trading, and differences between the financial
instruments being           hedged and the instruments underlying
the standard contracts           available for trading in such
respects as interest rate levels,           maturities, and
creditworthiness of issuers.  A decision as to           whether,
when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected
interest           rate trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may           work to prevent
the liquidation of unfavorable positions.  For           example,
futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of
positions and           subjecting some holders of futures
contracts to substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when the Fund seeks to close out a
futures position, and           the Fund would remain obligated
to meet margin requirements until           the position is
closed.  In addition, there can be no assurance           that an
active secondary market will continue to exist.

               Currency futures contracts may be traded on
foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions in the
United States; may not involve a           clearing mechanism and
related guarantees; and are subject to the           risk of
governmental actions affecting trading in, or the prices
of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign
political, legal           and economic factors, (ii) lesser
availability than in the United           States of data on which
to make trading decisions, (iii) delays           in the Fund's
ability to act upon economic events occurring in
foreign markets during non business hours in the United States,
       (iv) the imposition of different exercise and settlement
terms           and procedures and margin requirements than in
the United States,           and (v) lesser trading volume.

               RISKS OF SECURITIES INDEX FUTURES.  The Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures markets as well as in the           securities markets
and to select the proper type, time and           duration of
hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               The Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Insofar as
such securities do not duplicate the components of an
index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount
as the           hedging instrument.  This risk will increase as
the composition           of the Fund's portfolio diverges from
the composition of the           hedging instrument.

               Although the Fund intends to establish positions
in these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular futures position.  Trading           could be
interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers. In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the maximum amount
specified           by the exchange.  In some cases, the Fund may
experience losses           as a result of its inability to close
out a position, and it may           have to liquidate other
investments to meet its cash needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price,
the Fund generally realizes a capital gain, or if it is more, the
         Fund generally realizes a capital loss.  Conversely, if
an           offsetting sale price is more than the original
purchase price,           the Fund generally realizes a capital
gain, or if it is less, the           Fund generally realizes a
capital loss.  The transaction costs           must also be
included in these calculations.

               The Fund will only enter into index futures
contracts that           are standardized and traded on a U.S. or
foreign exchange or           board of trade, or similar entity,
or quoted on an automated           quotation system.  The Fund
will use futures contracts only for           "bona fide hedging"
purposes, as such term is defined in           applicable
regulations of the CFTC.

               When purchasing an index futures contract, the
Fund will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with a futures commission merchant           ("FCM") as
margin, are equal to the market value of the futures contract.

               When selling an index futures contract, the Fund
will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with an FCM as margin, are equal           to the
market value of the instruments underlying the contract.
 Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an
index           futures contract, a portfolio with a volatility
substantially           similar to that of the index on which the
futures contract is           based).

          COMBINED TRANSACTIONS

               The Fund may enter into multiple transactions,
including           multiple options transactions, multiple
futures transactions,           multiple currency transactions
(including forward currency           contracts) and multiple
interest rate transactions and some           combinations of
futures, options, currency and interest rate
transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when,
in           the opinion of IMI, it is in the best interests of
the Fund to do           so.  A combined transaction will usually
contain elements of risk












          that are present in each of its component transactions.
Although           combined transactions are normally entered
into based on IMI's           judgment that the combined
strategies will reduce risk or           otherwise more
effectively achieve the desired portfolio           management
goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

          RESTRICTED AND ILLIQUID SECURITIES

               Restricted securities may be sold only in
privately           negotiated transactions or in a public
offering with respect to           which a registration statement
is in effect under the Securities           Act of 1933.  Where a
registration statement is required, the           Fund may be
required to bear all or part of the registration
expenses.  Issuers of restricted securities may not be subject to the disclosure and other investor protection
requirements that           would apply if their securities were
publicly traded.  There may           also be a lapse of time
between the Fund's decision to sell a           restricted or
illiquid security and the point at which the Fund           is
permitted or able to do so.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a
less           favorable price than the price that prevailed when
it decided to           sell.  Since it is not possible to
predict with assurance that           the market for securities
eligible for resale under Rule 144A           will continue to be
liquid, the Fund will monitor each of its           investments
in these securities, focusing on factors such as
valuation, liquidity and availability of information.  This
   investment practice could have the effect of increasing the
level           of illiquidity in the Fund to the extent that
qualified           institutional buyers become, for a time,
uninterested in           purchasing these restricted securities.

                               INVESTMENT RESTRICTIONS

               The Fund's investment objective, as set forth in
the           Prospectus under "Investment Objectives and
Policies," and the           investment restrictions set forth
below are fundamental policies           of the Fund and may not
be changed without the approval of a           majority (as
defined in the 1940 Act) of the Fund's outstanding voting shares. Under these restrictions, the Fund may not:

               (i)       borrow money, except as a temporary
measure for                          extraordinary or emergency
purposes, and provided                          that the Fund
maintains asset coverage of 300% for                          all
borrowings;

               (ii)      purchase securities on margin, except
such short-                         term credits as are necessary
for the clearance of                          transactions, but
the Fund may make margin                          deposits in
connection with transactions in                          options,
futures and options on futures;

               (iii)     make loans, except this restriction
shall not












                         prohibit (a) the purchase and holding of
a portion                          of an issue of publicly
distributed debt securi-                         ties, (b) the
entry into repurchase agreements                          with
banks or broker-dealers, or (c) the lending
  of the Fund's portfolio securities in accordance
         with applicable guidelines established by the
             Securities and Exchange Commission (the "SEC") and
                      any guidelines established by the Trust's
                      Trustees;

               (iv)      participate in an underwriting or
selling group in                          connection with the
public distribution of                          securities except
for its own capital stock;

               (v)       invest in real estate, real estate
mortgage loans,                          commodities or interests
in oil, gas and/or                          mineral exploration
or development programs,                          although (a)
the Fund may purchase and sell
marketable securities of issuers which are secured
         by real estate, (b) the Fund may purchase and sell
                  securities of issuers which invest or deal in
real                          estate, (c) the Fund may enter into
forward                          foreign currency contracts as
described in the                          Fund's prospectus, and
(d) the Fund may write or                          buy puts,
calls, straddles or spreads and may
invest in commodity futures contracts and options on futures contracts;

               (vi)      make an investment in securities of
companies in                          any one industry (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities, or instrumentalities) if such
 investment would cause investments in such
  industry to exceed 25% of the market value of the
          Fund's total assets at the time of such
        investment;

               (vii)     issue senior securities, except as
appropriate to                          evidence indebtedness
which it is permitted to                          incur, and
except to the extent that shares of the
separate classes or series of the Trust may be
     deemed to be senior securities; provided that
         collateral arrangements with respect to currency-
                related contracts, futures contracts, options or
                       other permitted investments, including
deposits of                          initial and variation
margin, are not considered                          to be the
issuance of senior securities for
purposes of this restriction; or

               (viii)    purchase securities of any one issuer
(except U.S.
















                         Government securities) if as a result
more than 5%                          of the Fund's total assets
would be invested in                          such issuer or the
Fund would own or hold more                          than 10% of
the outstanding voting securities of
that issuer; provided, however, that up to 25% of
        the value of the Fund's total assets may be invested without regard to these limitations.

               Under the 1940 Act, the Fund is permitted, subject
to the           above investment restrictions, to borrow money
only from banks.           Further, the Fund has no current
intention of lending portfolio           securities.


                               ADDITIONAL RESTRICTIONS

               Unless otherwise indicated, the Fund has adopted
the           following additional restrictions, which are not
fundamental and           which may be changed without
shareholder approval to the extent           permitted by
applicable law, regulation or regulatory policy.            Under
these restrictions, the Fund may not:

               (i)       invest in oil, gas or other mineral
leases or                          exploration or development
programs;

               (ii)      invest in companies for the purpose of
exercising                          control of management;

               (iii)     purchase securities of other investment
companies,                          except in connection with a
merger, consolidation                          or sale of assets,
and except that it may purchase                          shares
of other investment companies subject to such restrictions as may be imposed by the
 Investment Company Act of 1940 and rules thereunder;

               (iv)      invest more than 15% of its net assets
taken at                          market value at the time of
investment in                          "illiquid securities."
Illiquid securities may                          include
securities subject to legal or contractual
 restrictions on resale (including private
 placements), repurchase agreements maturing in
      more than seven days, certain options traded over
              the counter that the Fund has purchased,
             securities being used to cover certain options
                  that a fund has written, securities for which
                      market quotations are not readily
available, or                          other securities which
legally or in IMI's                          opinion, subject to
the Board's supervision, may                          be deemed
illiquid, but shall not include any
instrument that, due to the existence of a trading
         market, to the Fund's compliance with certain
             conditions intended to provide liquidity, or to
                   other factors, is liquid;












               (v)       sell securities short, except for short
sales                          "against the box;" or

               (vi)      participate on a joint or a joint and
several                          basis in any trading account in
securities.  The                          "bunching" of orders of
the Fund and of other                          accounts under the
investment management of the                          Fund's
investment adviser, Mackenzie Financial
Corporation (the "Investment Adviser")  for the
      sale or purchase of portfolio securities shall not
               be considered participation in a joint securities
                       trading account.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered
into.            Accordingly, if a percentage limitation is
adhered to at the time           of investment, a later increase
or decrease in the percentage           which results from
circumstances not involving any affirmative           action by
the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers and (except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds other than the Fund whose shares
are distributed by Ivy           Mackenzie Distributors, Inc.
("IMDI") (formerly known as           Mackenzie Ivy Funds
Distribution, Inc.).  These funds are:  Ivy           Bond Fund,
Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
Emerging Growth Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
         Global Fund, Ivy International Fund, Ivy Latin America
Strategy           Fund, Ivy New Century Fund, Ivy International
Bond Fund, Ivy           Short-Term Bond Fund, Ivy Money Market
Fund, Ivy Global Science &           Technology Fund, Ivy
International Value Fund and Ivy Global           Natural
Resources Fund (the other sixteen series of the Trust);
and Mackenzie California Municipal Fund, Mackenzie Limited Term
       Municipal Fund, Mackenzie National Municipal Fund and
Mackenzie           New York Municipal Fund (the four series of
Mackenzie Series           Trust)(collectively, with the Fund,
the "Ivy Mackenzie Funds").            Shareholders should obtain
a current prospectus for these funds           before exercising
any right or privilege that may relate to them.

          AUTOMATIC INVESTMENT METHOD












               The Automatic Investment Method is available for
Class A,           Class B and Class C shares.  The minimum
initial and subsequent           investment pursuant to this plan
is $50 per month (except in the           case of a tax qualified
retirement plan for which the minimum           initial and
subsequent investment is $25 per month).  A           shareholder
may terminate the Automatic Investment Method at any
time upon delivery to Ivy Mackenzie Services Corp. ("IMSC")
   (formerly known as Mackenzie Ivy Investor Services Corp.) of telephone instructions or written notice from the
shareholder.            See "Automatic Investment Method" in the
Account Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
the Fund           have an exchange privilege with certain other
Ivy Mackenzie           Funds.  Before effecting an exchange,
shareholders of the Fund           should obtain and read the
currently effective prospectus for the           Ivy or Mackenzie
Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus (in
the case of funds other than Ivy Money Market           Fund) an
amount equal to the difference, if any, between the
sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on
the           new Class A shares.  (The additional sales charge
will be waived           for outstanding Class A shares that have
been invested for a           period of 12 months or longer.)
Class A shareholders may also           exchange their Class A
shares for Class A shares of Ivy Money           Market Fund (no
initial sales charge will be assessed at the time           of
such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES

               CLASS A:  Class A shareholders may exchange their
Class A           shares that are subject to a contingent
deferred sales charge           ("CDSC"), as described in the
Prospectus ("outstanding Class A           shares"), for Class A
shares of another Ivy or Mackenzie Fund           ("new Class A
shares") on the basis of the relative net asset           value
per Class A share, without the payment of any CDSC that
would otherwise be due upon the redemption of the outstanding
     Class A shares.  Class A shareholders of the Fund exercising
the           exchange privilege will continue to be subject to
the Fund's CDSC           period following an exchange if such
schedule is higher (or such           period is longer) than the
CDSC period, if any, applicable to the           new Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.













               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy or Mackenzie Fund ("new Class B
shares") on the basis           of the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B           shareholders of
the Fund exercising the exchange privilege will
continue to be subject to the Fund's CDSC schedule (or period)
      following an exchange if such schedule is higher (or such
period           is longer) than the CDSC schedule (or period)
applicable to the           new Class B shares.

               Class B shares of the Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to the Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of the Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth           with Income Fund, Ivy Emerging Growth
Fund, Ivy International           Fund, Ivy China Region Fund,
Ivy Latin America Strategy Fund, Ivy           New Century Fund,
Ivy International Bond Fund, Ivy Bond Fund, Ivy           Canada
Fund, Ivy Global Science & Technology Fund, Ivy
International Value Fund, Ivy Global Natural Resources Fund,
    Mackenzie California Municipal Fund, Mackenzie National
Municipal           Fund and Mackenzie New York Municipal Fund
("Table 1 Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Ivy Short-Term Bond Fund and
Mackenzie Limited Term           Municipal Fund ("Table 2
Funds"):















                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1           Fund
("new Class B shares") after having held the outstanding
Class B shares for two years.  The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held
for two           years would not be deducted at the time of the
exchange.  If,           three years later, the investor redeems
the new Class B shares, a           2% CDSC will be assessed upon
the redemption because by "tacking"           the two year
holding period of the outstanding Class B shares           onto
the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares
for           five years.

               CLASS C.  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.            (Class C
shares are subject to a CDSC of 1% if redeemed within












          one year of the date of purchase.)

               ALL CLASSES.  The minimum amount which may be
exchanged into           an Ivy Mackenzie Fund in which shares
are not already held is           $1,000.  No exchange out of the
Fund (other than by a complete           exchange of all Fund
shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.
Exchanges are available only in states where the exchange can legally be made.

               Each exchange will be made on the basis of the
relative net           asset values per share of the Fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           or a properly executed
request. Exchanges, whether written or           telephonic, must
be received by IMSC by the close of regular           trading on
the Exchange (normally 4:00 p.m., eastern time) to
receive the price computed on the day of receipt.  Exchange
   requests received after that time will receive the price next determined following receipt of the request.  The
exchange           privilege may be modified or terminated at any
time, upon at           least 60 days' notice to the extent
required by applicable law.            See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of the Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$50,000 in           Class A shares of the Fund.  A Letter of
Intent may be submitted           at the time of an initial
purchase of Class A shares of the Fund           or within 90
days of the initial purchase, in which case the           Letter
of Intent will be back-dated. A shareholder may include, as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Bond
Fund, Ivy           Emerging Growth Fund, Ivy Global Fund, Ivy
Growth Fund, Ivy           Growth with Income Fund, Ivy
International Bond Fund, Ivy Short-          Term Bond Fund, Ivy
Global Science & Technology Fund, Ivy           International
Value Fund, Ivy Global Natural Resources Fund,
Mackenzie California Municipal Fund, Mackenzie Limited Term
   Municipal Fund, Mackenzie National Municipal Fund, and
Mackenzie           New York Municipal Fund (and shares that have
been exchanged into           Ivy Money Market Fund from any of
the other funds in the Ivy           Mackenzie Funds) held of
record by him or her as of the date of           his or her
Letter of Intent.  During the term of the Letter of
Intent, the Fund's transfer agent will hold Class A shares
  representing 5% of the indicated amount (less any accumulation credit value) in escrow.  The escrowed Class A shares
will be           released when the full indicated amount has
been purchased.  If           the full indicated amount is not
purchased during the term of the           Letter of Intent, the
investor is required to pay IMDI an amount           equal to the
difference between the dollar amount of sales charge
that he or she has paid and that which he or she would have paid on his or her aggregate purchases if the total of such
purchases           had been made at a single time.  Such payment
will be made by an           automatic liquidation of Class A
shares in the escrow account.  A           Letter of Intent does
not obligate the investor to buy or the           Trust to sell
the indicated amount of Class A shares, and the investor should read carefully all the provisions thereof before signing.

          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

               For shareholders whose retirement accounts are
diversified           across several funds of the Ivy Mackenzie
Funds, the annual           maintenance fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect












          to the terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, which may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in the Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  However, if one spouse has (or elects to be treated
as           having) no earned income for IRA purposes for a
year, the other           spouse may contribute to an IRA on his
or her behalf.  In such a           case, the working spouse may
contribute up to the lesser of           $2,250 or 100% or his or
her compensation or earned income for           the year to IRAs
for both spouses, provided that no more than           $2,000 is
contributed to the IRA of one spouse. Rollover contributions are not subject to these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified
corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity
plan,           403(b) plan, simplified employee pension, or
governmental plan.            If he or she (or his or her spouse)
is an active participant, a           full deduction is only
available if he or she has adjusted gross           income that
is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married












          individuals filing separate returns).  Individuals who
are active           participants with income above the specified
phase-out level may           not deduct their IRA contributions.
Rollover contributions are           not includable in income for
Federal income tax purposes and           therefore are not
deductible from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA.
Distributions           must begin to be withdrawn not later than
April 1 of the calendar           year following the calendar
year in which the individual reaches           age 70-1/2.
Failure to take certain minimum required distribu-          tions
will result in the imposition of a 50% non-deductible
penalty tax.  Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may
also           result in a penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.            There
is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit












          sharing arrangement generally may not exceed 25% of the
total           compensation or earned income of all
participants.  The amount of           compensation or earned
income of any one participant that may be           included in
computing the deduction is limited (generally to
$150,000 for benefits accruing in plan years beginning after
    1993, with annual inflation adjustments).  A self-employed individual's contributions to a retirement plan on his or
her own           behalf must be deducted in computing his or her
earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Fund's transfer agent will furnish custodial
services to           the employer and any participating
employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(b)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred
compensation arrangements with their employees.  A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge for
purchases of less           than $10,000 of Class A shares is set
forth under "Retirement           Plans" in the Prospectus.
Sales charges for purchases of $10,000           or more of Class
A shares are the same as those set forth under           "Initial
Sales Charge Alternative -- Class A Shares" in the
Prospectus. The special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or












          (5) rolls over the distribution.  There is no set-up
fee for           403(b)(7) Accounts and the annual maintenance
fee is $20.00 per           account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.


          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of
the Fund           may reinvest all or a part of the proceeds of
the redemption back           into Class A shares of the Fund at
net asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing           taxable
gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of the
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of the Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth
 with Income Fund, Ivy Emerging Growth Fund, Ivy China Region
     Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund,
Ivy           International Bond Fund, Ivy International Fund,
Ivy Bond Fund,           Ivy Short-Term Bond Fund, Ivy Canada
Fund, Ivy Global Science &           Technology Fund, Ivy
International Value Fund, Ivy Global Natural           Resources
Fund, Mackenzie National Municipal Fund, Mackenzie
California Municipal Fund, Mackenzie Limited Term Municipal Fund
        and Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the
other funds           in the Ivy Mackenzie Funds) and of any
other investment company           distributed by IMDI,
previously purchased or acquired and           currently owned,
determined at the higher of current offering           price or
amount invested, plus the Class A shares being
purchased, amounts to $50,000 or more for the Fund, Ivy Global
      Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
Emerging           Growth Fund, Ivy International Fund, Ivy China
Region Fund, Ivy           Latin America Strategy Fund, Ivy New
Century Fund, Ivy Canada           Fund, Ivy Global Science &
Technology Fund, Ivy International           Value Fund and Ivy
Global Natural Resources Fund; $100,000 or           more for
International Bond Fund, Ivy Bond Fund, Mackenzie
National Municipal Fund, Mackenzie California Municipal Fund and
        Mackenzie New York Municipal Fund; or $25,000 or more for
         Mackenzie Limited Term Municipal Fund; or $1,000,000 or
more for           Ivy Short-Term Bond Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan (a           "Withdrawal Plan"), by telephone
instructions or by delivery to           IMSC of a written
election to have his or her shares withdrawn
periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in the shareholder's name,
properly           endorsed by the shareholder.  To be eligible
to elect a           Withdrawal Plan, a shareholder must have at
least $5,000 in his           or her account. A Withdrawal Plan
may not be established if the           investor is utilizing the
Automatic Investment Method.  A           Withdrawal Plan may
involve the depletion of a shareholder's           principal,
depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.













          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection
with           investment programs established by employee or
other groups using           systematic payroll deductions or
other systematic payment           arrangements.  The Trust does
not itself organize, offer or           administer any such
programs.  However, it may, depending upon           the size of
the program, waive the minimum initial and additional
investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
   Unless shares of the Fund are purchased in conjunction with
IRAs           (see "How to Buy Shares" in the Prospectus), such
group           systematic investment programs are not entitled
to special tax           benefits under the Code.  The Trust
reserves the right to refuse           a purchase at any time or
suspend the offering of shares in           connection with group
systematic investment programs, and to           restrict the
offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) for each twelve-month period           (or
portion thereof) that the account is maintained.  The Trust
   may collect this fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or
by           causing on the date the fee is assessed a redemption
in each such           shareholder account sufficient to pay the
fee.  The Trust           reserves the right to change such fees
from time to time without           advance notice.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of the Fund's           portfolio securities.
All portfolio transactions are effected at           the best
price and execution obtainable. Purchases and sales of
debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be
paid by the           Fund for such purchases and sales (although
the price paid           generally includes undisclosed
compensation to the dealer).  The           prices paid to
underwriters of newly-issued securities usually           include
a concession paid by the issuer to the underwriter, and
purchases of after-market securities from dealers normally
  reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those
circumstances           where believes that a better price and
execution are available           elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of












          quality, quantity, and the nature of the firms'
professional           services.  Commissions to be charged and
the rendering of           investment services, including
statistical, research, and           counseling services by
brokerage firms, are factors to be           considered in the
placing of brokerage business. The types of           research
services provided by brokers may include general
economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may
be           used by in servicing all of its accounts.  In
addition, not all           of these services may be used by in
connection with the services           it provides the Fund or
the Trust.  IMI may consider sales of           shares of the
Fund as a factor in the selection of broker-dealers           and
may select broker-dealers who provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

               The Fund may, under some circumstances, accept
securities in           lieu of cash as payment for Fund shares.
The Fund will accept           securities only to increase its
holdings in a portfolio security           or to take a new
portfolio position in a security that IMI deems           to be a
desirable investment for the Fund.  While no minimum has
been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1
million.            The Trust may reject in whole or in part any
or all offers to pay           for Fund shares with securities
and may discontinue accepting           securities as payment for
Fund shares at any time without notice.            The Trust will
value accepted securities in the manner and at the           same
time provided for valuing portfolio securities of the Fund,
   and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued.  The
Trust will           only accept securities delivered in proper
form and will not           accept securities subject to legal
restrictions on transfer.  The           acceptance of securities
by the Trust must comply with the           applicable laws of
certain states.































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics           60 Concord Street                     Research
Corp. instruments           Wilmington, MA  01887
and controls); Director,           Age: 72
      Burr-Brown Corp.
    (operational amplifiers);
           Director, Metritage
            Incorporated (level
             measuring instruments);
                  Trustee of Mackenzie Series
                           Trust (1992-present).

          James W. Broadfoot  Vice      Vice President, T. Rowe
                                President    Price Associates
Inc.                                                 (1972-1982);
Partner,                                                 Johnson,
Valliant &
Broadfoot, Inc. (1982-
   1987); Director and Senior
           Vice President of Mackenzie
                    Investment Mangement Inc.
                           (1995-present); Senior Vice
                                    President of Mackenzie
                                        Investment Management
Inc.                                                 (1994-1995);
Executive Vice
President of Ivy
Management, Inc. (1996-
    present); Senior Vice
       President of Ivy
     Management, Inc. (1992-
         1996).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  72
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);












                                                Director of The
Mackenzie                                                 Funds
Inc. (1988-1995).

          Stanley Channick    Trustee   President, The Whitestone
         11 Bala Avenue                        Corporation
(insurance           Bala Cynwyd, PA 19004
agency); President, Scott           Age:  71
       Management Company
       (administrative services
             for insurance companies);
                    President, The Channick
                         Group (consultants to
                            insurance companies and
                                 national trade
                             associations); Director of
                                     The Mackenzie Funds Inc.
                                           (1994-1995).

          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Massengill-          113 Landmark Lane,
   DeFriece Foundation           Suite B
    (charitable organization)           Bristol, TN  37625
           (1950-present); Trustee and           Age: 75
                    Second Vice Chairman, East
                            Tennessee Public
                          Communications Corp. (WSJK-
                                  TV) (1984-present); Trustee
                                           of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber      Trustee   Mallinckrodt Professor of
         Lyman Laboratory                      Physics, Harvard
       of Physics                            University (1974-
present);           Harvard University                    Trustee
of Mackenzie Series           Cambridge, MA 02138
 Trust (1994-present).           Age: 70


          Michael G. Landry        Trustee      President,
Chairman and           700 South Federal Hwy.   and
Director of Mackenzie           Suite 300
President    Investment Management           Boca Raton, FL
33432                 Inc. (1987-present);           Age: 49
                        President and Director           [*Deemed
to be an                     of Ivy Management, Inc.
"interested person"                   (1992-present); Chairman
      of the Trust, as                      and Director of
   defined under the                     Mackenzie Ivy Investor
       1940 Act.]                            Services Corp. (1993-
                                                present);
Director and
President of Mackenzie Ivy
        Funds Distribution, Inc.
              (1993-1994); Chairman and
                     Director of Mackenzie Ivy












                                                Funds
Distribution, Inc.
(1994-present); Director
      and President of The
        Mackenzie Funds Inc. (1987-
                1995); Trustee and
                President of Mackenzie
                    Series Trust (1987-
                    present).

          Michael R. Peers         Trustee      Chairman of the
Board,           737 Periwinkle Way       and          Ivy
Management, Inc.           Sanibel, FL 33957        Chairman
(1984-1991); Chairman           Age: 66                  of the
   of the Board, Ivy Fund           [*Deemed to be an
Board        (1974-present); Private           "interested
person"                   Investor.
          of the Trust, as
          defined under the
          1940 Act.]

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee           Unit #12
of Mackenzie Series           Concord, Ontario Canada
 Trust (1985-present);           L4K 2T7
    Director of The Mackenzie           Age: 61
           Funds Inc. (1987-1995).

          Richard N. Silverman     Trustee      Formerly
President,           18 Bonnybrook Road                    Hy-Sil
Manufacturing           Waban, MA  02168
Company, a division of           Age: 71
    Van Leer, U.S.A., Inc.
        (gift packaging materials
               and metalized film
               products); Formerly
                Director, Waters
              Manufacturing Co.
             (manufacturer of electronic
                      parts); Director, Panorama
                              Television Network.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 65
            B.V. (an environmentally
                  sensitive packaging
                   company); Director, The
                        Mackenzie Funds Inc. (1992-
                                1995); Trustee of Mackenzie
                                         Series Trust (1992-
                                         present).

          Keith J. Carlson         Vice         Senior Vice
President           700 South Federal Hwy.   President    and
Director of Mackenzie           Suite 300
   Investment Management,












          Boca Raton, FL  33432                 Inc. (1994-
present);           Age: 39                               Senior
Vice President,
Secretary and Treasurer of
        Mackenzie Investment
          Management Inc. (1985-
             1994); Senior Vice
             President and Director of
                    Ivy Management, Inc. (1994-
                            present); Senior Vice
                               President, Treasurer and
                                     Director of Ivy Management,
                                              Inc. (1992-1994);
Vice                                                 President of
The Mackenzie
Funds Inc. (1987-1995);
     President and Director of
            Mackenzie Ivy Investor
                Services Corp. (1993-1996);
                         Vice President of Mackenzie
                                  Series Trust (1994-
                                  present); Treasurer of
                                      Mackenzie Series Trust
                                          (1985-1994); President
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1994-
      present); Executive Vice
            President and Director of
                   Mackenzie Ivy Funds
                    Distribution, Inc. (1993-
                          1994).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer
Secretary/Treasurer           Suite 300
 and Director of           Boca Raton, FL  33432
Mackenzie Investment           Age: 51
  Management Inc. (1994-
     present); Senior Vice
        President, Finance and
            Administration/Compliance
                   Officer of Mackenzie
                     Investment Management Inc.
                             (1989-1994); Senior Vice
                                   President, Secretary/
                                      Treasurer and Clerk of Ivy
                                              Management, Inc. (1994-
                                                present); Senior
Vice                                                 President,
Finance and
Administration/Compliance
       Officer of Ivy Management,
               Inc. (1992-1994); Senior
                     Vice President, Secretary/
                             Treasurer and Clerk of Ivy
                                     Management, Inc. (1989-
                                         1994); Senior Vice
                                         President, Secretary/












                                                Treasurer of
Mackenzie Ivy
Funds Distribution, Inc.
      (1994-present); Secretary/
              Treasurer and Director of
                     Mackenzie Ivy Funds
                      Distribution, Inc. (1993-
                            1994); Secretary/Treasurer
                                    and Director of Mackenzie
                                           Ivy Investor Services
Corp.
(1993-1996); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer of The Mackenzie
                           Funds Inc. (1993-1995);
                                Secretary/Treasurer of
                                    Mackenzie Series Trust
                                        (1994-present).

               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, imposes
time periods during which personal transactions           may not
be made in certain securities, and requires the
submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.
Exceptions           to these and other provisions of the Code of
Ethics may be           granted in particular circumstances after
review by appropriate           personnel.



























                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1995)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           7,112      N/A        N/A
8,000            Anderegg, Jr.
          (Trustee)

          Paul H.           7,112      N/A        N/A
8,000            Broyhill
          (Trustee)

          Stanley             -0-      N/A        N/A
8,000             Channick[*]
          (Trustee)

          Frank W.          7,112      N/A        N/A
8,000            DeFriece, Jr.
          (Trustee)

          Roy J.              -0-      N/A        N/A
8,000            Glauber[*]
          (Trustee)

          Michael G.          -0-      N/A        N/A
-0-           Landry
          (Trustee and
           President)

          Michael R.          -0-      N/A        N/A
-0-           Peers
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         7,112      N/A        N/A
8,000            Rosenthal
          (Trustee)

          Richard N.        8,000      N/A        N/A
8,000            Silverman
          (Trustee)















          J. Brendan        7,112      N/A        N/A
8,000            Swan
           (Trustee)

          Keith J.            -0-      N/A        N/A
-0-           Carlson
          (Vice President)

          C. William          -0-      N/A        N/A
-0-           Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board of Trustees held on February 10,
1996.

               As of November 30, 1996, the Officers and Trustees
of the           Trust as a group owned beneficially or of record
none of the           outstanding Class A, Class B or Class C
shares of the Fund.

                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to the Fund pursuant to a Business
Management and           Investment Advisory Agreement with the
Trust (the "Agreement").            The Agreement was approved by
the sole shareholder of the Fund on           ________, 1996.  On
__________, 1996, the Agreement was approved           on behalf
of the Fund by the Trustees, including a majority of
the Trustees who are neither "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or
indirect           financial interest in the operation of the
distribution plan (see           "Distribution Services") or in
any related agreement (the           "Independent Trustees").
IMI is a wholly owned subsidiary of           MIMI, which
currently acts as manager and investment adviser to           the
following registered investment companies:  Mackenzie
National Municipal Fund, Mackenzie New York Municipal Fund,
   Mackenzie California Municipal Fund and Mackenzie Limited Term
         Municipal Fund.  MIMI is a subsidiary of Mackenzie
Financial           Corporation ("MFC"), 150 Bloor Street West,
Toronto, Ontario,           Canada, a public corporation
organized under the laws of Ontario           whose shares are
listed for trading on The Toronto Stock           Exchange.  MFC
is registered in Ontario as a mutual fund dealer           and
advises Ivy Canada Fund.

               The Agreement obligates IMI to make investments
for the           accounts of the Fund in accordance with its
best judgment,           consistent with the Fund's investment
objective and restrictions           set forth in the Prospectus,
the 1940 Act and the provisions of           the Code relating to
regulated investment companies, and any           policy
decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.













               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with the           Fund's custodian and monitor the
services it provides to the           Fund; (2) coordinate with
and monitor any other third parties           furnishing services
to the Fund; (3) provide the Fund with           necessary office
space, telephones and other communications           facilities
as are adequate for the Fund's needs; (4) provide the
services of individuals competent to perform administrative and clerical functions that are not performed by employees or
other           agents engaged by the Fund or by IMI acting in
some other           capacity pursuant to a separate agreement or
arrangements with           the Fund; (5) maintain or supervise
the maintenance by third           parties of such books and
records of the Trust as may be required           by applicable
Federal or state law; (6) authorize and permit           IMI's
directors, officers and employees who may be elected or
appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to
the           Trust, after approval by the Trust as may be
required by           applicable law, including without
limitation the rules and           regulations of the SEC and of
state securities commissions and           other regulatory
agencies.

               For providing business management and investment
advisory           services, the Fund pays IMI a monthly fee at
an annual rate of           1.00% of the Fund's average daily net
assets.

               Under the Agreement, the Trust pays the following
expenses:           (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's Custodian and           Transfer
Agent and any related services; (10) expenses of
obtaining quotations of portfolio securities and of pricing
   shares; (11) expenses of maintaining the Trust's legal
existence           and of shareholders' meetings; (12) expenses
of preparation and           distribution to existing
shareholders of periodic reports, proxy           materials and
prospectuses; and (13) fees and expenses of           membership
in industry organizations.

               The Agreement provides that if the Fund's total
expenses in           any fiscal year (other than interest,
taxes, distribution           expenses, brokerage commissions and
other portfolio transaction           expenses, other
expenditures which are capitalized in accordance           with
generally accepted accounting principles and any extraor-dinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits appli-
          cable to the Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses.
At the           present time, the most restrictive state expense
limitation           provision limits the Fund's annual expenses
to 2.5% of the first           $30 million of its average daily
net assets, 2.0% of the next $70           million and 1.5% of
its average daily net assets over $100           million.

               IMI currently limits the Fund's total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation and indemnification
expenses, and other           extraordinary expenses) to an
annual rate of 1.95% of the Fund's           average daily net
assets.  As long as the Fund's expense           limitation
continues, it may lower the Fund's expenses and
increase its yield.  The Fund's expense limitation may be
 terminated or revised at any time, which could cause the Fund's expenses to increase and its yield to be reduced,
depending on           the total assets of the Fund when the
termination occurs.

               The initial term of the Agreement between IMI and
the Fund,           which is scheduled to commence operations on
January 1, 1997,           will run for a period of two years
from the date of commencement.            The Agreement will
continue in effect with respect to the Fund           from year
to year only so long as such continuance is
specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by
the           vote of a majority of the outstanding voting
securities (as           defined in the 1940 Act) of the Fund or
(b) by the vote of a           majority of the entire Board of
Trustees.  If the question of           continuance of the
Agreement (or adoption of any new agreement)           is
presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a
majority           of the outstanding voting securities of the
Fund.  See           "Capitalization and Voting Rights."

               The Agreement may be terminated with respect to
the Fund at           any time, without payment of any penalty,
by the vote of a           majority of the Trustees, or by a vote
of a majority of the           outstanding voting securities of
the Fund, on 60 days' written           notice to IMI, or by IMI
on 60 days' written notice to the Trust.            The Agreement
shall terminate automatically in the event of its assignment.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Fund's shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
of Trustees on August 24, 1996.  IMDI distributes shares of
   the Fund through broker-dealers who are members of the
National           Association of Securities Dealers, Inc. and
who have executed           dealer agreements with IMDI.  IMDI
distributes shares of the Fund           on a continuous basis,
but reserves the right to suspend or












          discontinue distribution on that basis.  IMDI is not
obligated to           sell any specific amount of Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all classes of Fund
shares sold equal to           the difference, if any, between
the public offering price, as set           forth in the Fund's
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares,
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, the Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.  Since the Fund will           not have
commenced operations until January 1, 1997, no payments had been made in connection with the sale of Fund shares as of the date of this SAI.

               The Distribution Agreement will continue in effect
for           successive one-year periods, provided that such
continuance is           specifically approved at least annually
by the vote of a majority           of the Independent Trustees,
cast in person at a meeting called           for that purpose,
and by the vote of either a majority of the           entire
Board or a majority of the outstanding voting securities
of the Fund.  The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any
penalty,           by IMDI on 60 days' written notice to the Fund
or by the Fund by           vote of either a majority of the
outstanding voting securities of           the Fund or a majority
of the Independent Trustees on 60 days'           written notice
to IMDI. The Distribution Agreement shall           terminate
automatically in the event of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of thirteen of
the           series of the Trust, and at a meeting held on June
7-8, 1996, the           Board adopted the Rule 18f-3 plan on
behalf of the Ivy Global           Science & Technology Fund.  At
a meeting held on _____, the Board           adopted the Rule
18f-3 plan on behalf of the Fund, the Ivy           International
Value Fund and the Ivy Global Natural Resources           Fund.
The key features of the Rule 18f-3 plan are as follows:
(i) shares of each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences,
powers,           restrictions, limitations, qualifications,
terms and conditions,












          except that each class bears certain class-specific
expenses and           has separate voting rights on certain
matters that relate solely           to that class or in which
the interests of shareholders of one           class differ from
the interests of shareholders of another class;           (ii)
subject to certain limitations described in the Prospectus,
   shares of a particular class of the Fund may be exchanged for shares of the same class of another Ivy or Mackenzie
fund; and           (iii) the Fund's Class B shares will convert
automatically into           Class A shares of the Fund after a
period of eight years, based           on the relative net asset
value of such shares at the time of           conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  At a meeting held
on           ________, the Trustees adopted on behalf of the
Fund, in           accordance with Rule 12b-1 under the 1940 Act
("Rule 12b-1"),           separate distribution plans pertaining
to the Fund's Class A,           Class B and Class C shares
(each, a "Plan").  In adopting each           Plan, a majority of
the Independent Trustees concluded, in           accordance with
the requirements of Rule 12b-1, that there is a
reasonable likelihood that each Plan will benefit the Fund and its shareholders.  The Trustees of the Trust believe that
each           Plan should result in greater sales and/or fewer
redemptions of           the Fund's shares, although it is
impossible to know for certain           the level of sales and
redemptions of the Fund's shares in the           absence of a
Plan or under an alternative distribution           arrangement.

               Under each Plan, the Fund pays IMDI a service fee,
accrued           daily and paid monthly, at the annual rate of
up to 0.25% of the           average daily net assets
attributable to its Class A shares,           Class B shares or
Class C shares, as the case may be.  The           services for
which service fees may be paid include, among other
things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine
inquiries           concerning the Fund and assisting
shareholders in changing           options or enrolling in
specific plans.  Pursuant to each Plan,           service fee
payments made out of or charged against the assets
attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on
behalf           of the affected class.  The expenses not
reimbursed in any given           month may be reimbursed in a
subsequent month.  The Class A Plan           does not provide
for the payment of interest or carrying charges           as
distribution expenses.

               Under the Fund's Class B and Class C Plans, the
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares. IMDI may reallow           to dealers all or a
portion of the service and distribution fees           as IMDI
may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's           Class B or Class C shares, including the
printing of prospectuses           and reports for persons other
than existing shareholders and the












          preparation, printing and distribution of sales
literature and           advertising materials.  Pursuant to the
Fund's Class B and Class           C Plans, IMDI may include
interest, carrying or other finance           charges in its
calculation of distribution expenses, if not           prohibited
from doing so pursuant to an order of or a regulation adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) it will continue
in effect only so long as such continuance           is approved
at least annually, and any material amendment thereto
is approved, by the vote of a majority of the Board, including the Independent Trustees, cast in person at a meeting
called for           that purpose; (3) payments by the Fund under
each Plan shall not           be materially increased without the
affirmative vote of the           holders of a majority of the
outstanding shares of the affected           class; and (4) while
each Plan is in effect, the selection and           nomination of
Trustees who are not "interested persons" (as           defined
in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid by
the Fund.  IMDI also may make           payments (such as the
service fee payments described above) to           unaffiliated
broker-dealers for services rendered in the
distribution of the Fund's shares.  To qualify for such payments, shares may be subject to a minimum holding period.
However, no           such payments will be made to any dealer or
broker if at the end           of each year the amount of shares
held does not exceed a minimum           amount.  The minimum
holding period and minimum level of holdings           will be
determined from time to time by IMDI.

               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.  Since the           Fund will not have
commenced operations until January 1, 1997, no           payments
had been made in marketing Fund shares as of the date of this SAI.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           the
amendment.  Each Plan may be terminated at any time with
respect to the class of shares to which the Plan relates, without payment of any penalty, by vote of a majority of the
Independent           Trustees, or by vote of a majority of the
outstanding voting           securities of the affected class.

               If the Distribution Agreement or the Distribution
Plans are












          terminated (or not renewed) with respect any of the Ivy
Mackenzie           Funds (or class of shares thereof), each may
continue in effect           with respect to any other fund (or
class of shares thereof) as to           which they have not been
terminated (or have been renewed).

          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
the Fund held in the United States.  Rules adopted
under the 1940 Act permit the Trust to maintain its foreign
   securities and cash in the custody of certain eligible foreign banks and securities depositories.  In accordance with
these           rules, the Custodian has entered into
subcustodial agreements for           the holding of the Fund's
foreign securities.  In connection with           the services it
provides on behalf of the Fund, the Custodian may
receive, as partial payment for its services, a portion of the
      Trust's brokerage business, subject to its ability to
provide           best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to the Fund Accounting Services Agreement
with the           Trust, MIMI provides certain accounting and
pricing services for           the Fund.  As compensation for
these services, the Fund pays MIMI           a monthly fee plus
out-of-pocket expenses as incurred.  The           monthly fee is
based upon the net assets of the Fund at the           preceding
month end at the following rates: $1,250 when net
assets are $10 million and under; $2,500 when net assets are over
         $10 million to $40 million; $5,000 when net assets are
over $40           million to $75 million; and $6,500 when net
assets are over $75           million.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement with the Trust, IMSC, a wholly owned
subsidiary of           MIMI, is the transfer agent for the Fund.
For these services,           the Fund pays a monthly fee at an
annual rate of $20.00 for each           open Class A, Class B
and Class C account.  In addition, the Fund           pays a
monthly fee at an annual rate of $4.48 per account that is
  closed plus certain out-of-pocket expenses.  Certain broker-
     dealers that maintain shareholder accounts with the Fund
through           an omnibus account provide transfer agent and
other shareholder-          related services that would otherwise
be provided by IMSC if the           individual accounts that
comprise the omnibus account were opened           by their
beneficial owners directly.  IMSC pays such broker-
dealers a per account fee for each open account within the
  omnibus account, or a fixed rate fee (e.g., .10%), based on the average daily net asset value of the omnibus account (or
a           combination thereof).













          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement
with the           Trust, MIMI provides certain administrative
services to the Fund.            As compensation for these
services, the Fund pays MIMI a monthly           fee at the
annual rate of .10% of the Fund's average daily net assets.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of the Fund's           Class B and Class C
shares.

          AUDITORS

               ____________, independent certified public
          accountants,______________________________, has been
selected as           auditors for the Trust.  The audit services
performed           by_______________ include audits of the
annual financial           statements of each of the funds of the
Trust.  Other services           provided principally relate to
filings with the SEC and the           preparation of the funds'
tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an
unlimited           number of shares of beneficial interest (no
par value per share).            When issued, shares of each
class of the Fund are fully paid,           non-assessable,
redeemable and fully transferable.  No class of           shares
of the Fund has preemptive rights or subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Trustees to create separate series of
shares and to divide any           series into one or more
classes.  The Trustees have authorized           seventeen
series, each of which represents a "fund."  The
Trustees have further authorized the issuance of Classes A, B and
         C for the Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy
China Region           Fund, Ivy Emerging Growth Fund, Ivy Global
Fund, Ivy Growth Fund,           Ivy Growth with Income Fund, Ivy
International Fund, Ivy           International Bond Fund, Ivy
Latin America Strategy Fund, Ivy           Money Market Fund, Ivy
New Century Fund, Ivy Global Science &           Technology Fund,
Ivy International Value Fund and Ivy Global           Natural
Resources Fund, as well as Classes A, B and I for Ivy
Short-Term Bond Fund; Class I for Ivy Bond Fund, Ivy International Fund, Ivy Global Science & Technology Fund and Ivy
        International Value Fund; and Class D for Ivy Growth with
Income           Fund.  [FN][The Class D shares of Ivy Growth
with Income Fund           were initially issued as "Ivy Growth
with Income Fund -- Class C"           to shareholders of
Mackenzie Growth & Income Fund, a former           series of the
Company, in connection with the reorganization           between
the Fund and Ivy Growth with Income Fund and not offered
for sale to the public.  On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new
class of           shares designated as "Class C" for all Ivy
Fund portfolios (other












          than Ivy Short-Term Bond Fund) and to redesignate the
shares of           beneficial interest of "Ivy Growth with
Income Fund--Class C" as           shares of beneficial interest
of "Ivy Growth with Income Fund--          Class D," which
establishment and redesignation, respectively,           are to
become effective on April 30, 1996. The voting, dividend,
 liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and conditions of the
Class D           shares of Ivy Growth with Income Fund, as set
forth in Ivy Fund's           Declaration of Trust, as amended
from time to time, will not be           changed by this
redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of the Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          Shareholders of the Fund are entitled to vote alone on
matters           that only affect the Fund.  All classes of
shares of the Fund           will vote together, except with
respect to the separate           distribution plans for the
Fund's Class A, Class B and Class C           shares, or when a
class vote is required by the 1940 Act.  On           matters
relating to all funds of the Trust, but affecting the
funds differently, separate votes by the shareholders of each fund are required.  Approval of an investment advisory
agreement           and a change in fundamental policies would be
regarded as matters           requiring separate voting by the
shareholders of the funds.  If           the Trustees determine
that a matter does not affect the           interests of a Fund,
then the shareholders of that fund will not           be entitled
to vote on that matter.  Matters that affect the           Trust
in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a fund
means the vote of the           lesser of:  (1) 67% of the shares
of the fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of the fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by the funds, the
matter shall           have been effectively acted upon with
respect to each fund if a           majority of the outstanding
voting securities of each fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares












          of the Trust may remove a person serving as trustee
either by           declaration in writing or at a meeting called
for such purpose.            The Trustees are required to call a
meeting for the purpose of           considering the removal of a
person serving as Trustee if           requested in writing to do
so by the holders of not less than 10%           of the
outstanding shares of the Trust.  Shareholders will be
assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the
Act were           applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of the Fund held personally liable           for the
obligations of the Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.

                                   NET ASSET VALUE

               The share price, or value, for the separate
classes of           shares of the Fund is called the net asset
value per share.  The           net asset value per share of the
Fund is computed by dividing the           value of the assets of
the Fund, less its liabilities, by the           number of shares
of the Fund outstanding.  For purposes of           determining
the aggregate net assets of the Fund, cash and
receivables will be valued at their realizable amounts.  A
  security listed or traded on a recognized stock exchange or
     NASDAQ is valued at its last sale price on the principal
exchange           on which the security is traded.  The value of
a foreign security           is determined in its national
currency as of the normal close of           trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar
equivalent           at the foreign exchange rate in effect at
noon, Eastern time, on           the day the value of the foreign
security is determined.  If no           sale is reported at that
time, the average between the current           bid and asked
price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price.  Interest will
be           recorded as accrued.  Securities and other assets
for which           market prices are not readily available are
valued at fair value           as determined by IMI and approved
in good faith by the Board.            Money market instruments
of the Fund are valued at amortized           cost, which
approximates money market value.

               The Fund's liabilities are allocated between its
classes.            The total of such liabilities allocated to a
class plus that           class's distribution fee and any other
expenses specially           allocated to that class are then
deducted from the class's           proportionate interest in the
Fund's assets, and the resulting           amount for each class
is divided by the number of shares of that           class
outstanding to produce the net asset value per share.

               Portfolio securities are valued and the net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
Eastern Time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On any day when either or both of the Fund's
Custodian or the           Exchange close early as a result of
that day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on that
day by which purchase and redemption requests must           be
received.

               When the Fund writes an option, an amount equal to
the           premium received by the Fund is included in the
Fund's Statement           of Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which the option is traded or, in the absence of a sale, the last offering price.

               The premium paid by the Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of the Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If the Fund exercises a call option that it has purchased, the cost of the security that the Fund purchased
upon           exercise will be increased by the premium
originally paid.

               The sale of Fund shares will be suspended during any period when the determination of its net asset value is
suspended           pursuant to rules or orders of the SEC and
may be suspended by           the Board whenever in its judgment
it is in the best interest of           the Fund to do so.

                                  PORTFOLIO TURNOVER

               The Fund purchases securities that are believed by
IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, the Fund may
purchase and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by the Fund is known as "portfolio
turnover" and may involve           the payment by the Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining the Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded.

                                     REDEMPTIONS

               Shares of the Fund are redeemed at their net asset
value           next determined after a proper redemption request
has been           received by IMSC, less any applicable CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by the
Fund is not reasonably practicable or it           is not
reasonably practicable for the Fund to fairly determine
the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of
shareholders of           the Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of the Fund's shareholders, the
Fund may make           payment for shares repurchased or
redeemed in whole or in part in           securities of the Fund
taken at current values.  If any such           redemption in
kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's
election           in any case where the redemption involves less
than $250,000 (or           1% of the Fund's net asset value at
the beginning of each 90-day           period during which such
redemptions are in effect, if that           amount is less than
$250,000).  Should payment be made in           securities, the
redeeming shareholder may incur brokerage costs           in
converting such securities to cash.

               Subject to state law restrictions, the Trust may
redeem           those accounts of shareholders who have
maintained an investment,           including sales charges paid,
of less than $1,000 in the Fund for           a period of more
than 12 months.  All accounts below that minimum           will
be redeemed simultaneously when MIMI deems it advisable.
 The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market
fluctuations.            The Trust will notify any such
shareholder by certified mail of           its intention to
redeem such account, and the shareholder shall           have 60
days from the date of such letter to invest such
additional sums as shall raise the value of such account above that minimum.  Should the shareholder fail to forward such
sum           within 60 days of the date of the Trust's letter of
notification,           the Trust will redeem the shares held in
such account and           transmit the redemption in value
thereof to the shareholder.            However, those
shareholders who are investing pursuant to the
Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the
plan for           a period of at least six consecutive months,
and these           shareholders will be given six-months' notice
by the Trust before           such redemption.  Shareholders in a
qualified retirement, pension           or profit sharing plan
who wish to avoid tax consequences must           "rollover" any
sum so redeemed into another qualified plan within           60
days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust           reserves the right to change this minimum or to
terminate the           telephonic redemption privilege without
prior notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions,           the Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.













                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
the Fund           will automatically convert to Class A shares
of the respective           Fund, based on the relative net asset
values per share of the two           classes, no later than the
month following the eighth anniversary           of the initial
issuance of such Class B shares of the Fund           occurs.
For the purpose of calculating the holding period
required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B
shares           were issued, or (2) for Class B shares obtained
through an           exchange, or a series of exchanges, (subject
to the exchange           privileges for Class B shares) the date
on which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Fund.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

               The Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, the Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the Fund's principal business of investing in stock
or securities           (or options and futures with respect to
stock or securities) (the           "30% Limitation"); and (c)
diversify its holdings so that, at the           end of each
fiscal quarter, (i) at least 50% of the market value












          of the Fund's assets is represented by cash, U.S.
Government           securities, the securities of other
regulated investment           companies and other securities,
with such other securities           limited, in respect of any
one issuer, to an amount not greater           than 5% of the
value of the Fund's total assets and 10% of the
outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in
the           securities of any one issuer (other than U.S.
Government           securities and the securities of other
regulated investment           companies).

               As a regulated investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           the Fund must
distribute during each calendar year, (1) at least           98%
of its ordinary income (not taking into account any capital
   gains or losses) for the calendar year, (2) at least 98% of
its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years.  To avoid application of the excise tax, the
Fund intends to make distributions in accordance with the
 calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the Fund in October, November
or December of the           year with a record date in such a
month and paid by the Fund           during January of the
following year.  Such distributions will be           taxable to
shareholders in the calendar year the distributions           are
declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
the Fund for selling a put           or call option is not
included in income at the time of receipt.            If the
option expires, the premium is short-term capital gain to
 the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its
position and           the premium received is short-term capital
gain or loss.  If a           call option written by the Fund is
exercised, thereby requiring           the Fund to sell the
underlying security, the premium will           increase the
amount realized upon the sale of such security and           any
resulting gain or loss will be a capital gain or loss, and












          will be long-term or short-term depending upon the
holding period           of the security.  With respect to a put
or call option that is           purchased by the Fund, if the
option is sold, any resulting gain           or loss will be a
capital gain or loss, and will be long-term or           short-
term, depending upon the holding period of the option.  If
  the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding
period of the           option.  If the option is exercised, the
cost of the option, in           the case of a call option, is
added to the basis of the purchased           security and, in
the case of a put option, reduces the amount           realized
on the underlying security in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which the Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however
foreign currency gains or losses arising from           certain
section 1256 contracts are ordinary in character.  Also,
section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the
Code)           are "marked-to-market" with the result that
unrealized gains or           losses are treated as though they
were realized.

               The transactions in options, futures and forward
contracts           undertaken by the Fund may result in
"straddles" for Federal           income tax purposes.  The
straddle rules may affect the character           of gains or
losses realized by the Fund.  In addition, losses
realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being
taken           into account in calculating the taxable income
for the taxable           year in which such losses are realized.
Because only a few           regulations implementing the
straddle rules have been           promulgated, the consequences
of such transactions to the Fund           are not entirely
clear.  The straddle rules may increase the           amount of
short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

               The Fund may make one or more of the elections
available           under the Code which are applicable to
straddles.  If the Fund           makes any of the elections, the
amount, character and timing of           the recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.













               The 30% Limitation and the diversification
requirements           applicable to the Fund's assets may limit
the extent to which the           Fund will be able to engage in
transactions in options, futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time the Fund
accrues receivables           or liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be
distributed to           its shareholders as ordinary income.  If
section 988 losses           exceed other investment company
taxable income during a taxable           year, the Fund would
not be able to make any ordinary dividend
distributions, or distributions made before the losses were
   realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing
each           shareholder's basis in his or her Fund shares.


          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               The Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If the Fund receives a so-
    called "excess distribution" with respect to PFIC stock, the
Fund           itself may be subject to a tax on a portion of the
excess           distribution, whether or not the corresponding
income is           distributed by the Fund to shareholders.  In
general, under the           PFIC rules, an excess distribution
is treated as having been           realized ratably over the
period during which the Fund held the           PFIC shares.  The
Fund itself will be subject to tax on the           portion, if
any, of an excess distribution that is so allocated           to
prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior
taxable           years.  Certain distributions from a PFIC as
well as gain from           the sale of PFIC shares are treated
as excess distributions.            Excess distributions are
characterized as ordinary income even           though, absent
application of the PFIC rules, certain excess distributions might have been classified as capital gain.













               The Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, the Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by the Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If the Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund in the secondary
market may be treated as           having market discount.
Generally, gain recognized on the           disposition of, and
any partial payment of principal on, a debt           security
having market discount is treated as ordinary income to
the extent the gain, or principal payment, does not exceed the
      "accrued market discount" on such debt security.  In
addition,           the deduction of any interest expenses
attributable to debt           securities having market discount
may be deferred.  Market           discount generally accrues in
equal daily installments.  The Fund           may make one or
more of the elections applicable to debt           securities
having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by the           Fund may be treated as having
acquisition discount, or OID in the           case of certain
types of debt securities.  Generally, the Fund           will be
required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually
when the           debt security matures.  The Fund may make one
or more of the           elections applicable to debt securities
having acquisition           discount, or OID, which could affect
the character and timing of           recognition of income.

               The Fund generally will be required to distribute
dividends           to shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by the Fund.  Cash to pay           such dividends may
be obtained from sales proceeds of securities           held by
the Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by the
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held the Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of the Fund on
the distribution date.            A distribution of an amount in
excess of the Fund's current and           accumulated earnings
and profits will be treated by a shareholder           as a
return of capital which is applied against and reduces the
  shareholder's basis in his or her shares.  To the extent that
the           amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by
the Fund,           such distribution generally will be taxable
even though it           represents a return of invested capital.
Shareholders should be           careful to consider the tax
implications of buying shares just           prior to a
distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
     Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.













          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of the Fund, (2) the shares are disposed of before the
91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or
another           regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by the Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of the Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to the Fund's
shareholders the amount of foreign income           and similar
taxes paid by the Fund.  Pursuant to this election, a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by the           Fund, and will be entitled either to deduct
his or her pro rata












          share of foreign income and similar taxes in computing
his or her           taxable income or to use it as a foreign tax
credit against his           or her U.S. Federal income taxes,
subject to limitations.  No           deduction for foreign taxes
may be claimed by a shareholder who           does not itemize
deductions.  Foreign taxes generally may not be
deducted by a shareholder that is an individual in computing the alternative minimum tax.  Each shareholder will be
notified           within 60 days after the close of the Fund's
taxable year whether           the foreign taxes paid by the Fund
will "pass-through" for that           year and, if so, such
notification will designate (1) the           shareholder's
portion of the foreign taxes paid to each such           country
and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if
the Fund makes the election described in the           preceding
paragraph, the source of the Fund's income flows
through to its shareholders.  With respect to the Fund, gains from the sale of securities generally will be treated as
derived           from U.S. sources and section 988 gains will be
treated as           ordinary income derived from U.S. sources.
The limitation on the           foreign tax credit is applied
separately to foreign source           passive income, including
foreign source passive income received           from the Fund.
In addition, the foreign tax credit may offset           only 90%
of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.

          BACKUP WITHHOLDING

               The Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions, including gross           proceeds from redemption
of the Fund's shares, except in the case           of certain
exempt shareholders.  All such distributions will be
subject to withholding of Federal income tax at a rate of 31%
     ("backup withholding") in the case of non-exempt
shareholders if           (1) the shareholder fails to furnish
the Fund with and to certify           the shareholder's correct
taxpayer identification number or           social security
number, (2) the IRS notifies the shareholder or           the
Fund that the shareholder has failed to report properly
certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so,
the           shareholder fails to certify that he or she is not
subject to           backup withholding.  If the withholding
provisions are           applicable, any such distributions or
proceeds, whether           reinvested in additional shares or
taken in cash, will be reduced           by the amounts required
to be withheld.













               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                               PERFORMANCE INFORMATION

               Comparisons of the Fund's performance may be made
with           respect to various unmanaged indices (including
the TSE 300, S&P           100, S&P 500, Dow Jones Industrial
Average and Major Market           Index) which assume
reinvestment of dividends, but do not reflect
deductions for administrative and management costs.  The Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that
ranks           mutual funds by overall performance, investment
objectives and           assets, or to Wiesenberger Reports.
Lipper Analytical Services           does not include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of the Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific class of shares of the Fund
will be expressed in terms           of the average annual
compounded rate of return that would cause           a
hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending
redeemable           value ("ERV") of such hypothetical
investment on the last day of           the designated period,
according to the following formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.













               For purposes of the above computation for the
Fund, it is           assumed that all dividends and capital
gains distributions made           by the Fund are reinvested at
net asset value in additional           shares of the same class
during the designated period.  In           calculating the
ending redeemable value for Class A shares and           assuming
complete redemption at the end of the applicable period,
the maximum 5.75% sales charge is deducted from the initial
   $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed upon redemption of Class B
shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Fund
do not take into account any           required payments for
federal or state income taxes.            Standardized Return
quotations for Class B shares for periods of           over eight
years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized
   Return quotations are determined to the nearest 1/100 of 1%.

               The Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               In determining the average annual total return for
a           specific Class of shares of the Fund, recurring fees,
if any,           that are charged to all shareholder accounts
are taken into           consideration.  For any account fees
that vary with the size of           the account of the Fund, the
account fee used for purposes of the           following
computations is assumed to be the fee that would be charged to the mean account size of the Fund.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding the Fund's shares with information published for other investment companies
and           other investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of the Fund's shares           and the risks associated
with the Fund's investment objectives












          and policies.  At any time in the future, performance
quotations           may be higher or lower than past performance
quotations and there           can be no assurance that any
historical performance quotation           will continue in the
future.

               The Fund may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,           Boston Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Shareholder, International Fund Monitor,
 Shareholder's Daily, Los Angeles Times, Medical Economics, Miami
         Herald, Money Mutual Fund Forecaster, Mutual Fund
Letter, Mutual           Fund Source Book, Mutual Fund Values,
National Underwriter           Nelson's Director of Investment
Managers, New York Times,           Newsweek, No Load Fund
Shareholder, No Load Fund* X, Oakland           Tribune, Pension
World, Pensions and Investment Age, Personal
Shareholder, Rugg and Steele, Time, U.S. News and World Report,
       USA Today, The Wall Street Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Statement of Assets and Liabilities for the
Fund as of           ____________ and the Report of Independent
Accountants are           attached hereto as Appendix B.







































                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [FN][From "Moody's Bond Record," November 1994 Issue
(Moody's           Shareholder Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having
extremely           poor prospects of ever attaining any real
investment standing.












               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However,












          it faces major ongoing uncertainties or exposure to
adverse           business, financial or economic conditions
which could lead to           inadequate capacity to meet timely
interest and principal           payments.  The BB rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           BBB- rating.
Debt rated B has a greater vulnerability to default           but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to
pay           interest and repay principal.  The B rating
category is also used           for debt subordinated to senior
debt that is assigned an actual           or implied BB or BB-
rating.  Debt rated CCC has a currently           identifiable
vulnerability to default, and is dependent upon
favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In
the           event of adverse business, financial or economic
conditions, it           is not likely to have the capacity to
pay interest and repay           principal.  The CCC rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           B or B-
rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.
















                                      APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF JULY 15, 1996
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS


_________________________________________________________________

          IVY ASIA PACIFIC FUND
          STATEMENT OF ASSETS AND LIABILITIES
          ____________, 199_

_________________________________________________________________

          ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    __
      Deferred organization expenses  . . .     ______
                                         -------
Total Assets . . . . . . . . . . .     ______
                                -------
          LIABILITIES
            Due to affiliate  . . . . . . . . . .     ______
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .    $    __

                                                =======
CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .      $ ______
                                                  =======
   Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .      $ ______
                                                  =======
 CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .    $    __
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.













                         (See Notes to Financial Statements)


































































_________________________________________________________________

          IVY ASIA PACIFIC FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          ____________, 199_

_________________________________________________________________

          1. ORGANIZATION: Ivy Asia Pacific Fund is a series of
shares of           Ivy Fund. The shares of beneficial interest
are assigned no par           value and an unlimited number of
shares of Class A, Class B and           Class C are authorized.
Ivy Fund was organized as a Massachusetts           business
trust under a Declaration of Trust dated December 21,
1983 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management
investment           company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
         Organization expenses are being amortized over a five
year period           from January 1, 1997, the commencement date
of operations. Such           organizational expenses have been
paid by MIMI and will be           reimbursed by the Fund.

          Ivy Management, Inc. (IMI), a wholly owned subsidiary
of MIMI, is           the Manager and Investment Adviser of the
Fund.  Currently, IMI           voluntarily limits the Fund's
total operating expenses (excluding           taxes, 12b-1 fees,
brokerage commissions, interest, litigation           and
indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC. Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.















                             IVY INTERNATIONAL VALUE FUND

                                      series of

                                       IVY FUND

                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                   January 1, 1997


_________________________________________________________________


               Ivy Fund (the "Trust") is a diversified, open-end
management           investment company that currently consists
of seventeen fully           managed portfolios.  This Statement
of Additional Information           ("SAI") describes one of the
portfolios, Ivy International Value           Fund (the "Fund").
The other sixteen portfolios of the Trust are           described
in separate Statements of Additional Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated
January 1,           1997 (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.



                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472


                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111


















                                  TABLE OF CONTENTS

          INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . .
 . . .   5                BANKING INDUSTRY AND SAVINGS AND LOAN
OBLIGATIONS  . . .   5                BORROWING  . . . . . . . .
 . . . . . . . . . . . . . . .   5                COMMERCIAL PAPER
 . . . . . . . . . . . . . . . . . . . .   5                U.S.
GOVERNMENT SECURITIES . . . . . . . . . . . . . . .   5
    CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . .   7
             DEBT SECURITIES, IN GENERAL  . . . . . . . . . . . .
 . .   8                INVESTMENT-GRADE DEBT SECURITIES . . . . .
 . . . . . . .   8                FOREIGN SECURITIES . . . . . . .
 . . . . . . . . . . . .  10                          INVESTING IN
EMERGING MARKETS  . . . . . . . .  11                FORWARD
FOREIGN CURRENCY CONTRACTS . . . . . . . . . . .  12
 FOREIGN CURRENCIES . . . . . . . . . . . . . . . . . . .  13
          REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . .
 .  14                WARRANTS . . . . . . . . . . . . . . . . . .
 . . . . . .  14                ZERO COUPON BONDS  . . . . . . . .
 . . . . . . . . . . .  15                OPTIONS TRANSACTIONS . .
 . . . . . . . . . . . . . . . .  15                     GENERAL .
 . . . . . . . . . . . . . . . . . . . . .  15
WRITING OPTIONS ON INDIVIDUAL SECURITIES  . . . . .  17
         PURCHASING OPTIONS ON INDIVIDUAL SECURITIES . . . .  17
                  PURCHASING AND WRITING OPTIONS ON SECURITIES
                     INDICES  . . . . . . . . . . . . . . . . . .
 .  18                     RISKS OF OPTIONS TRANSACTIONS . . . . .
 . . . . . .  19                     SECURITIES INDEX FUTURES
CONTRACTS  . . . . . . . .  21                     RISKS OF
SECURITIES INDEX FUTURES . . . . . . . . .  23
COMBINED TRANSACTIONS  . . . . . . . . . . . . . . . . .  24
         RESTRICTED AND ILLIQUID SECURITIES . . . . . . . . . . .
25

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  25

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  27

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  28                AUTOMATIC INVESTMENT METHOD  . . . . . .
 . . . . . . . .  29                EXCHANGE OF SHARES . . . . . .
 . . . . . . . . . . . . .  29                     INITIAL SALES
CHARGE SHARES . . . . . . . . . . . .  29
CONTINGENT DEFERRED SALES CHARGE SHARES . . . . . .  29


          LETTER OF INTENT  . . . . . . . . . . . . . . . . . . .
 . . .  33                RETIREMENT PLANS . . . . . . . . . . . .
 . . . . . . . .  33                     INDIVIDUAL RETIREMENT
ACCOUNTS  . . . . . . . . . .  34                     QUALIFIED
PLANS . . . . . . . . . . . . . . . . . .  35
DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
   CHARITABLE ORGANIZATIONS ("403(b)(7)
ACCOUNT")  . . . . . . . . . . . . . . . . . .  36
    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS  . . . . .  37

          REINVESTMENT PRIVILEGE  . . . . . . . . . . . . . . . .
 . . .  37                RIGHTS OF ACCUMULATION . . . . . . . . .
 . . . . . . . .  38                SYSTEMATIC WITHDRAWAL PLAN . .
 . . . . . . . . . . . . .  38                GROUP SYSTEMATIC
INVESTMENT PROGRAM  . . . . . . . . . .  39













          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  40

          TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . .
 . . .  42                PERSONAL INVESTMENTS BY EMPLOYEES OF IMI
 . . . . . . . .  46

          COMPENSATION TABLE  . . . . . . . . . . . . . . . . . .
 . . .  47

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  48                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  48                DISTRIBUTION SERVICES  .
 . . . . . . . . . . . . . . . .  50                     RULE
18F-3 PLAN . . . . . . . . . . . . . . . . . .  51
    RULE 12B-1 DISTRIBUTION PLANS . . . . . . . . . . .  52
        CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . .
54                FUND ACCOUNTING SERVICES . . . . . . . . . . .
 . . . . .  54                TRANSFER AGENT AND DIVIDEND PAYING
AGENT . . . . . . . .  54                ADMINISTRATOR  . . . . .
 . . . . . . . . . . . . . . . .  55                AUDITORS . . .
 . . . . . . . . . . . . . . . . . . . . .  55

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  55

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  57

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . .  59

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . .  59

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . .  61

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . .  61                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . .  62                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . .  64

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES  . .
 . . .  64                DEBT SECURITIES ACQUIRED AT A DISCOUNT .
 . . . . . . . .  65                DISTRIBUTIONS  . . . . . . . .
 . . . . . . . . . . . . .  66                DISPOSITION OF
SHARES  . . . . . . . . . . . . . . . . .  67
FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . . . . .  67
         BACKUP WITHHOLDING . . . . . . . . . . . . . . . . . . .
68

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . .  69                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . .  69                     OTHER QUOTATIONS,
COMPARISONS AND GENERAL                          INFORMATION  . .
 . . . . . . . . . . . . . . .  70

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . .  71

          APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . .  72

          APPENDIX B












                         STATEMENT OF ASSETS AND LIABILITIES
                              AS OF ________
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . .  75






























































                          INVESTMENT OBJECTIVE AND POLICIES

               The Fund has its own investment objective and
policies,           which are described in the Prospectus under
the captions           "Investment Objective and Policies" and
"Risk Factors and           Investment Techniques."  Additional
information regarding the           characteristics and risks
associated with the Fund's investment           techniques is set
forth below.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument on           maturity). The Fund's investments in
certificates of deposit and           bankers' acceptances are
limited to obligations of (i) banks           having total assets
in excess of $1 billion and (ii) other banks           which do
not meet the $1 billion asset requirement, if the
principal amount of such obligation is fully insured by the
   Federal Deposit Insurance Corporation (the "FDIC").  The
Fund's           investments in certificates of deposit of
savings associations           are limited to obligations of
Federal and state-chartered           institutions whose total
assets exceed $1 billion and whose           deposits are insured
by the FDIC.

          BORROWING

               Borrowing may exaggerate the effect on the Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs (which may
include commitment fees and/or the cost of           maintaining
minimum average balances).  Although the principal of
the Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding,
thus           increasing exposure to capital risk.  All
borrowings will be           repaid before any additional
investments are made.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  The
Fund may invest in           commercial paper that is rated A-1
by Standard & Poor's           Corporation ("S&P") or Prime-1 by
Moody's Shareholders Service,           Inc. ("Moody's") or, if
not rated by Moody's or S&P, is issued by           companies
having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

          U.S. GOVERNMENT SECURITIES













               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When these securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality.  U.S.           Government securities
that are not held to maturity are subject           to variations
in market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to normal
principal amortization and           may be prepaid prior to
maturity.  Prepayment rates vary widely           and may be
affected by changes in market interest rates.  In
periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of
the           security.  Conversely, when interest rates are
rising, the rate           of prepayments tends to decrease,
thereby lengthening the actual           average life of the
security (and increasing the security's price
volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the
        original yield on the certificates.  Due to the
prepayment           feature and the need to reinvest prepayments
of principal at           current rates, GNMA certificates can be
less effective than           typical bonds of similar maturities
at "locking in" yields during           periods of declining
interest rates.  GNMA certificates may           appreciate or
decline in market value during periods of declining           or
rising interest rates, respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury.  However, they involve Federal
sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's
right to           borrow from the Treasury; some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer; others are
supported only by the credit of the issuing           government
agency or instrumentality.  These agencies and
instrumentalities include, but are not limited to, Federal Land
       Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
        Loan Banks, Federal National Mortgage Association, and
Student           Loan Marketing Association.












          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying           equity, however, so
that the price decline of a convertible           security may
sometimes be less substantial than that of the underlying equity security.

               The Fund may invest in convertible securities,
such as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which the Fund may
invest           include zero coupon debt securities, and
preferred stock that may           be converted or exchanged at a
stated or determinable exchange           ratio into underlying
shares of common stock.  The exchange ratio           for any
particular convertible security may be adjusted from time
 to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt securities and convertible
preferred           stocks, until converted, have general
characteristics similar to           both debt and equity
securities.  Although to a lesser extent           than with debt
securities generally, the market value of           convertible
securities tends to decline as interest rates           increase
and, conversely, tends to increase as interest rates
decline.  In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common
stock           changes, and, therefore, also tends to follow
movements in the           general market for equity securities.
A unique feature of           convertible securities is that as
the market price of the           underlying common stock
declines, convertible securities tend to           trade
increasingly on a yield basis, and so may not experience
market value declines to the same extent as the underlying common stock.  When the market price of the underlying common
stock           increases, the price of a convertible security
tends to rise as a           reflection of the value of the
underlying common stock, although           typically not as much
as the price of the underlying common           stock.  While no
securities investments are without risk,           investments in
convertible securities generally entail less risk           than
investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income or, in
the case of zero           coupon securities, accretion of income
with generally higher           yields than common stocks.  Of
course, like all debt securities,           there can be no
assurance of income or principal payments because           the
issuers of the convertible securities may default on their
  obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality
because of           their conversion or exchange features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are           senior in right of payment to all
equity securities, and           convertible preferred stock is
senior to common stock, of the           same issuer.  However,
convertible bonds and convertible           preferred stock
typically have lower coupon rates than similar           non-
convertible securities.

               Convertible securities may be issued as fixed
income           obligations that pay current income or as zero
coupon notes and           bonds, including Liquid Yield Option
Notes ("LYONs").  Zero           coupon securities pay no cash
income and are sold at substantial           discounts from their
value at maturity.  When held to maturity,           their entire
income, which consists of accretion of discount,           comes
from the difference between the issue price and their value
   at maturity.  Zero coupon convertible securities offer the opportunity for capital appreciation because increases (or decreases) in the market value of such securities closely
follow           the movements in the market value of the
underlying common stock.           Zero coupon convertible
securities generally are expected to be           less volatile
than the underlying common stocks because they           usually
are issued with short maturities (15 years or less) and
are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to
redeem the           obligation and receive a defined cash
payment.

          DEBT SECURITIES, IN GENERAL

                Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its           obligations
on interest or principal payments at the time called for by the debt instrument.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by Moody's and AAA by S&P are
judged to be           of the best quality (i.e., capacity to pay
interest and repay           principal is extremely strong).
Bonds rated Aa/AA are considered           to be of high quality
(i.e., capacity to pay interest and repay           principal is
very strong and differs from the highest rated           issues
only to a small degree). Bonds rated A are viewed as












          having many favorable investment attributes, but
elements may be           present that suggest a susceptibility
to the adverse effects of           changes in circumstances and
economic conditions than debt in           higher rated
categories.  Bonds rated Baa/BBB (considered by           Moody's
to be "medium grade" obligations) are considered to have
an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds
lack           outstanding investment characteristics and have
some speculative           characteristics).  The Fund may invest
in debt securities that           are given an investment-grade
rating by Moody's or S&P, and may           also invest in
unrated debt securities that are considered by IMI           to
be of comparable quality.

          HIGH YIELD BONDS

               The Fund may invest in corporate debt securities
rated Ba or           lower by Moody's, or BB or lower by S&P.
The Fund will not,           however, invest in securities that,
at the time of investment,           are rated lower than C by
either Moody's or S&P.  Securities           rated lower than Baa
or BBB (and comparable unrated securities)           are commonly
referred to as "high yield" or "junk" bonds and are
considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt
securities,           the more their risks render them like
equity securities.  (See           Appendix A for a more complete
description of the ratings           assigned by Moody's and S&P
and their respective
          characteristics.)

               While IMI may refer to ratings issued by
established credit           rating agencies, it is not IMI's
policy to rely exclusively on           such ratings, but rather
to supplement such ratings with its own           independent and
ongoing review of credit quality.  The Fund's
achievement of its investment objective may, to the extent of its investment in high yield bonds, be more dependent upon
IMI's           credit analysis than would be the case if the
Fund were investing           in higher quality bonds.  Should
the rating of a portfolio           security be downgraded, IMI
will determine whether it is in the           Fund's best
interest to retain or dispose of the security.
However, should any individual bond held by the Fund be downgraded below a rating of C, IMI currently intends to dispose of that bond based on then existing market conditions.

               The secondary market on which high yield bonds are
traded           may be less liquid than the market for higher
grade bonds.  Less           liquidity in the secondary trading
market could adversely affect           the price at which the
Fund could sell a high yield bond, and           cause large
fluctuations in the daily net asset value of the           Fund's
shares.  Adverse publicity and investor perceptions,
whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a
thinly           traded market.  When secondary markets for high
yield securities           become comparatively less liquid, it
may be more difficult to           value the securities in light
of the additional research that may












          be required, and elements of judgment may play a
greater role in           the valuation where objective and
reliable data is less widely           available.  Prices for
high yield bonds may also be affected by           legislative
and regulatory developments. (For example, federal rules currently require savings and loan institutions to reduce gradually their holdings of high yield bonds).

          FOREIGN SECURITIES

               The Fund may invest in debt securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Eurodollar           securities, sponsored and
unsponsored American Depository           Receipts ("ADRs") and
debt securities issued, assumed or           guaranteed by
foreign governments (or political subdivisions or instrumentalities thereof). Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in
the           Fund's domestic investments.

               Although the Fund intends to invest only in
nations that IMI           considers to have relatively stable
and friendly governments,           there is the possibility of
expropriation, nationalization or           confiscatory
taxation, taxation of income earned in a foreign
country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer
currency from a           given country), default in foreign
government securities,           political or social instability
or diplomatic developments that           could affect
investments in securities of issuers in those           nations.
In addition, in many countries there is less publicly
available information about issuers than is available for U.S.
      companies.  For example, ownership of unsponsored ADRs may
not           entitle the owner to financial or other reports
from the issuer           to which it might otherwise be entitled
as the owner of a           sponsored ADR.  Moreover, foreign
companies are not generally           subject to uniform
accounting, auditing and financial reporting           standards,
and auditing practices and requirements may not be
comparable to those applicable to U.S. companies.  In many
  foreign countries, there is less government supervision and regulation of business and industry practices, stock
exchanges,           brokers and listed companies than in the
United States.  Foreign           securities transactions may
also be subject to higher brokerage           costs than domestic
securities transactions.  The foreign           securities
markets of many of the countries in which the Fund may
invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.  In
addition,           the Fund may encounter difficulties or be
unable to pursue legal           remedies and obtain judgment in
foreign courts.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions, making
it difficult to conduct           such transactions.  Delays in
settlement could result in












          temporary periods when assets of the Fund are
uninvested and are           earning no return.  The inability of
the Fund to make intended           security purchases due to
settlement problems could cause the           Fund to miss
attractive investment opportunities.  Further, the
inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because
of           subsequent declines in the value of the portfolio
security or, if           the Fund has entered into a contract to
sell the security, in           possible liability to the
purchaser.  Fixed commissions on some           foreign
securities exchanges are generally higher than negotiated
 commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's
portfolio           transactions.  In addition, the Fund may
encounter difficulties           or be unable to pursue legal
remedies and obtain judgment in           foreign courts.  It may
be more difficult for the Fund's agents           to keep
currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the
United           States, thus increasing the risk of delayed
settlements of           portfolio transactions or loss of
certificates for portfolio           securities.  Moreover,
individual foreign economies may differ           favorably or
unfavorably from the United States economy in such
respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and
balance of           payments position.  IMI seeks to mitigate
the risks to the Fund           associated with the foregoing
considerations through investment           variation and
continuous professional management.

               INVESTING IN EMERGING MARKETS.  Investments in
companies           domiciled in developing countries may be
subject to potentially           higher risks than investments in
developed countries.  These           risks include (i) less
social, political and economic stability;           (ii) the
small current size of the markets for such securities
and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price
volatility;           (iii) certain national policies that may
restrict the Fund's           investment opportunities, including
restrictions on investment in           issuers or industries
deemed sensitive to national interests;           (iv) foreign
taxation; (v) the absence of developed structures
governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence,
until           relatively recently in certain Eastern European
countries, of a           capital market structure or market-
oriented economy; (vii) the           possibility that recent
favorable economic developments in           Eastern Europe may
be slowed or reversed by unanticipated           political or
social events in such countries; and (viii) the
possibility that currency devaluations could adversely affect the value of the Fund's investments.  Further, many emerging
markets           have experienced and continue to experience
high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain












          Eastern European countries.  To the extent of the
Communist           Party's influence, investments in such
countries are exposed to           risks of nationalization,
expropriation and confiscatory           taxation.  The communist
governments of a number of Eastern           European countries
expropriated large amounts of private property           in the
past, in many cases without adequate compensation, and
there can be no assurance that such expropriation will not occur in the future.  In the event of such expropriation, the
Fund           could lose a substantial portion of any
investments it has made           in the affected countries.
Further, few (if any) accounting           standards exist in
Eastern European countries.  Finally, even           though
certain Eastern European currencies may be convertible
into U.S. dollars, the conversion rates may be artificial in relation to the actual market values and may be adverse to
the           Fund's Shareholders.

               Certain Eastern European countries that do not
have market           economies are characterized by an absence
of developed legal           structures governing private and
foreign investments and private           property.  In addition,
certain countries require governmental           approval prior
to investments by foreign persons, or limit the           amount
of investment by foreign persons in a particular company,
 or limit the investment of foreign persons to only a specific class of securities of a company that may have less
advantageous           terms than securities of the company
available for purchase by           nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of the
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to
 the custody of the Fund's cash and securities, the Fund's
  investment in such countries may be limited or may be required
to           be effected through intermediaries.  The risk of
loss through           governmental confiscation may also be
increased in such           countries.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward contract is an obligation to purchase or
sell a           specific currency for an agreed price at a
future date (usually           less than a year), and typically
is individually negotiated and           privately traded by
currency traders and their customers.  A           forward
contract generally has no deposit requirement, and no
commissions are charged at any stage for trades.  Although
  foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between
the           price at which they are buying and selling various
currencies.            Although these contracts are intended to
minimize the risk of           loss due to a decline in the value
of the hedged currencies, at           the same time, they tend
to limit any potential gain which might           result should
the value of such currencies increase.












               While the Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for the Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between the Fund's portfolio holdings of
securities denominated in a particular currency and forward
   contracts entered into by the Fund.  An imperfect correlation
of           this type may prevent the Fund from achieving the
intended hedge           or expose the Fund to the risk of
currency exchange loss.

               The Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds           the value of the Fund's
portfolio securities or other assets           denominated in
that currency.  Further, the Fund generally will           not
enter into a forward contract with a term of greater than one year.

               To the extent required by applicable law, the Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, the Fund may either accept or           make
delivery of the currency specified in the contract, or,
prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting position.
      Closing purchase transactions with respect to forward
contracts           are usually effected with the currency trader
who is a party to           the original forward contract.

          FOREIGN CURRENCIES

               Investment in foreign securities usually will
involve           currencies of foreign countries.  In addition,
the Fund may           temporarily hold funds in bank deposits in
foreign currencies           during the development of its
various investment programs.  To           the extent this is so,
the value of the assets of the Fund as           measured in U.S.
dollars may be affected favorably or unfavorably           by
changes in foreign currency exchange rates and exchange
control regulations.  The Fund may also incur currency conversion costs.  Although foreign exchange dealers do not charge
a fee for           conversion, they do realize a profit based on
the difference (or           "spread") between the prices at
which they are buying and selling           various currencies.
Thus, a dealer may offer to sell a foreign           currency to
the Fund at one rate, while offering a lesser rate of
exchange should the Fund desire to resell that currency to the dealer.  The Fund will usually conduct its foreign currency exchange transactions either on a spot (i.e., cash)
basis at the           spot rate prevailing in the foreign
currency exchange market, or           through entering into
forward contracts to purchase or sell           foreign
currencies (see "Forward Foreign Currency Contracts," above).

               Because the Fund normally will be invested in both
U.S. and












          foreign securities markets, changes in the Fund's share
price may           have a low correlation with movements in the
U.S. markets.  The           Fund's share price will reflect the
movements of both the           different stock and bond markets
in which it is invested and of           the currencies in which
the investments are denominated.  The           strength or
weakness of the U.S. dollar against foreign           currencies
may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which
the Fund           buys a money market instrument and obtains a
simultaneous           commitment from the seller to repurchase
the instrument at a           specified time and at an agreed-
upon yield.  Under guidelines           approved by the Trust's
Board of Trustees (the "Board"), the Fund           is permitted
to enter into repurchase agreements only if the
repurchase agreements are at least fully collateralized with U.S.
         Government securities or other securities that the
Fund's           investment adviser has approved for use as
collateral for           repurchase agreements, and the
collateral must be marked-to-          market daily.  The Fund
will enter into repurchase agreements           only with banks
and broker-dealers deemed to be creditworthy by           the
Fund's investment adviser under guidelines approved by the
  Board.  In the unlikely event of failure of the executing bank
or           broker-dealer, the Fund could experience some delay
in obtaining           direct ownership of the underlying
collateral and might incur a           loss if the value of the
security should decline, as well as           costs in disposing
of the security.


          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with           investing in larger, more
established companies.  For example,           the securities of
smaller companies may be subject to more abrupt           or
erratic market movements, because they tend to be thinly
traded and are subject to a greater degree to changes in the issuer's earnings and prospects.  Transaction costs in
smaller           company stocks also may be higher than those of
larger companies.

          WARRANTS

               The holder of a warrant has the right, until the
warrant           expires, to purchase a given number of shares
of a particular           issuer at a specified price.  Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in tandem with the prices of the underlying securities, and are therefore considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option.  Thus, if a warrant held
by the           Fund were not exercised by the date of its
expiration, the Fund           would lose the entire purchase
price of the warrant.  The Fund's           investments in
warrants will not exceed 5% of the value of its           net
assets.

          ZERO COUPON BONDS

               The Fund may purchase zero coupon bonds in
accordance with           the Fund's credit quality standards.
Zero coupon bonds are debt           obligations issued at a
significant discount from face value,           without any
requirement for the periodic payment of interest.            The
discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time
of           issuance.  If the Fund holds zero coupon bonds in
its portfolio,           however, it would recognize income
currently for Federal income           tax purposes in the amount
of the unpaid, accrued interest and           generally would be
required to distribute dividends representing           such
income to shareholders currently, even though funds
representing such income would not have been received by the
    Fund.  Cash to pay dividends representing unpaid, accrued
     interest may be obtained from sales proceeds of portfolio
      securities and Fund shares and from loan proceeds.
However, this           may result in the Fund's having to sell
portfolio securities at a           time when it might otherwise
choose not to do so, and the Fund           might incur a capital
loss on such sales.  Because interest on           zero coupon
obligations is not distributed to the Fund on a           current
basis, but is in effect compounded, the value of such
securities is subject to greater fluctuations in response to changing interest rates than the value of debt obligations
that           distribute income regularly.

          OPTIONS TRANSACTIONS

               GENERAL.   The Fund may engage in transactions in
options on           securities and stock indices in accordance
with its stated           investment objective and policies.  The
Fund may also purchase           put options on securities and
may purchase and sell (write) put           and call options on
stock indices.  Options on securities and           stock indices
purchased or written by the Fund will be limited to options traded on national securities exchanges, boards of trade or similar entities, or in the OTC markets.

               A call option is a short-term contract (having a
duration of           less than one year) pursuant to which the
purchaser, in return           for the premium paid, has the
right to buy the security           underlying the option at the
specified exercise price at any time           during the term of
the option.  The writer of the call option,           who
receives the premium, has the obligation, upon exercise of
  the option, to deliver the underlying security against payment
of           the exercise price.  A put option is a similar
contract pursuant           to which the purchaser, in return for
the premium paid, has the           right to sell the security
underlying the option at the specified












          exercise price at any time during the term of the
option.  The           writer of the put option, who receives the
premium, has the           obligation, upon exercise of the
option, to buy the underlying           security at the exercise
price.  The premium paid by the           purchaser of an option
will reflect, among other things, the           relationship of
the exercise price to the market price and           volatility
of the underlying security, the time remaining to expiration of the option, supply and demand, and interest rates.

               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option of
the           same series as the option previously written.  The
effect of the           purchase is that the writer's position
will be canceled by the           Options Clearing Corporation.
However, a writer may not effect a           closing purchase
transaction after it has been notified of the           exercise
of an option.  Likewise, an investor who is the holder
of an option may liquidate his or her position by effecting a
     "closing sale transaction."  This is accomplished by selling
an           option of the same series as the option previously
purchased.            There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or put option is not exercised or           sold, it
will become worthless on its expiration date.

               The Fund will realize a gain (or a loss) on a
closing           purchase transaction with respect to a call or
a put previously           written by the Fund if the premium,
plus commission costs, paid           by the Fund to purchase the
call or the put is less (or greater)           than the premium,
less commission costs, received by the Fund on           the sale
of the call or the put.  A gain also will be realized if
a call or a put that the Fund has written lapses unexercised, because the Fund would retain the premium.  Any such gains
(or           losses) are considered short-term capital gains (or
losses) for           Federal income tax purposes.  Net short-
term capital gains, when           distributed by the Fund, are
taxable as ordinary income.  See           "Taxation."

               The Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to
purchase the call or the put.  If a put or a call expires
 unexercised, it will become worthless on the expiration date,
and           the Fund will realize a loss in the amount of the
premium paid,           plus commission costs.  Any such gain or
loss will be long-term           or short-term gain or loss,
depending upon the Fund's holding           period for the
option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the completion of every exchange-traded option transaction. In contrast, the terms of OTC options are negotiated by
the Fund and           its counterparty (usually a securities
dealer or a financial           institution) with no clearing
organization guarantee.  When the           Fund purchases an OTC
option, it relies on the party from whom it           has
purchased the option (the "counterparty") to make delivery of the instrument underlying the option.  If the counterparty
fails           to do so, the Fund will lose any premium paid for
the option, as           well as any expected benefit of the
transaction.  Accordingly,           IMI will assess the
creditworthiness of each counterparty to           determine the
likelihood that the terms of the OTC option will be satisfied.

               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           write (sell) covered call options on the
Fund's securities in an           attempt to realize a greater
current return than would be           realized on the securities
alone.  The Fund may also write           covered call options to
hedge a possible stock or bond market           decline (only to
the extent of the premium paid to the Fund for           the
options).  In view of the investment objectives of the Fund, the Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the security.

               The Fund may write covered call options as
described in the           Prospectus.  A "covered" call option
means generally that so long           as the Fund is obligated
as the writer of a call option, the Fund           will (i) own
the underlying securities subject to the option, or
(ii) have the right to acquire the underlying securities through immediate conversion or exchange of convertible preferred
stocks           or convertible debt securities owned by the
Fund.  Although the           Fund receives premium income from
these activities, any           appreciation realized on an
underlying security will be limited           by the terms of the
call option.  The Fund may purchase call           options on
individual securities only to effect a "closing purchase transaction."

               As the writer of a call option, the Fund receives
a premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as the
Fund remains obligated as a writer of           a call option, it
forgoes the opportunity to profit from           increases in the
market price of the underlying security above           the
exercise price of the option, except insofar as the premium
   represents such a profit (and retains the risk of loss should
the           value of the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  The
Fund may           purchase a put option on an underlying
security that it owns as a           defensive technique in order
to protect against an anticipated           decline in the value
of the security.  The Fund, as the holder of           the put
option, may sell the underlying security at the exercise price regardless of any decline in its market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the
exercise           price to cover the premium and transaction
costs that the Fund           must pay.  These costs will reduce
any profit the Fund might have           realized had it sold the
underlying security instead of buying           the put option.
The premium paid for the put option would reduce           any
capital gain otherwise available for distribution when the
  security is eventually sold. The purchase of put options will not be used by the Fund for leverage purposes.

               The Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration           date.  Depending on
whether the underlying security appreciates           or
depreciates in value, the Fund would sell the underlying
security for the exercise price either upon exercise of the call option written by it or by exercising the put option held
by it.            The Fund would enter into such transactions in
order to profit           from the difference between the premium
received by the Fund for           the writing of the call option
and the premium paid by the Fund           for the purchase of
the put option, thereby increasing the Fund's           current
return.

               The Fund will purchase put options only to the
extent           permitted by the policies of state securities
authorities in           states where shares of the Fund are
qualified for offer and sale.            Such authorities may
impose further limitations on the ability of           the Fund
to purchase options. The Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  The           Fund may purchase and sell (write) put
and call options on           securities indices.  An index
assigns relative values to the           securities included in
the index and the index fluctuates with           changes in the
market values of the securities so included.            Options
on indices are similar to options on individual
securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a
specified           price, they give the purchaser the right to
receive cash.  The           amount of cash is equal to the
difference between the closing           price of the index and
the exercise price of the option,           expressed in dollars,
times a specified multiple (the           "multiplier").  The
writer of the option is obligated, in return           for the
premium received, to make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100. Options on different indices have different multipliers.

               When the Fund writes a call or put option on a stock index,












          the option is "covered," in the case of a call, or
"secured," in           the case of a put, if the Fund maintains
in a segregated account           with its custodian cash or
liquid securities equal to the           contract value.  A call
option is also covered if the Fund holds           a call on the
same index as the call written where the exercise           price
of the call held is (i) equal to or less than the exercise
  price of the call written or (ii) greater than the exercise
price           of the call written, provided that the Fund
maintains in a           segregated account with its custodian
the difference in cash or           liquid securities.  A put
option is also "secured" if the Fund           holds a put on the
same index as the put written where the           exercise price
of the put held is (i) equal to or greater than           the
exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with its custodian the difference in cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.  The purchase and
writing of           options involves certain risks.  During the
option period, the           covered call writer has, in return
for the premium on the option,           given up the opportunity
to profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by the
Fund is           not sold when it has remaining value, and if
the market price of           the underlying security (or index),
in the case of a put, remains           equal to or greater than
the exercise price or, in the case of a           call, remains
less than or equal to the exercise price, the Fund           will
lose its entire investment in the option.  Also, where a put or call option on a particular security (or index) is
purchased           to hedge against price movements in a related
security (or           securities), the price of the put or call
option may move more or           less than the price of the
related security (or securities).  In           this regard,
there are differences between the securities and
options markets that could result in an imperfect correlation between these markets, causing a given transaction not to
achieve           its objective.

               There can be no assurance that a liquid market
will exist           when the Fund seeks to close out an option
position.            Furthermore, if trading restrictions or
suspensions are imposed           on the options markets, the
Fund may be unable to close out a           position.  Finally,
trading could be interrupted, for example,           because of
supply and demand imbalances arising from a lack of
either buyers or sellers, or the options exchange could suspend trading after the price has risen or fallen more than the
maximum           amount specified by the exchange.  Closing
transactions can be












          made for OTC options only by negotiating directly with
the           counterparty or by a transaction in the secondary
market, if any           such market exists.  There is no
assurance that the Fund will be           able to close out an
OTC option position at a favorable price           prior to its
expiration.  In the event of insolvency of the
counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.  Although
the Fund           may be able to offset to some extent any
adverse effects of being           unable to liquidate an option
position, the Fund may experience           losses in some cases
as a result of such inability.

               The Fund's options activities also may have an
impact upon           the level of its portfolio turnover and
brokerage commissions.            See "Portfolio Turnover."

               The Fund's success in using options techniques
depends,           among other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and           securities markets,
and to select the proper type, time and           duration of
options.

          FUTURES CONTRACTS

               GENERAL.  The Fund may enter into futures
contracts for           hedging purposes.  A futures contract
provides for the future           sale by one party and purchase
by another party of a specified           quantity of a commodity
at a specified price and time.  When a           purchase or sale
of a futures contract is made by the Fund, the           Fund is
required to deposit with its custodian (or broker, if
legally permitted) a specified amount of cash or U.S. Government securities ("initial margin").  The margin required for a
futures           contract is set by the exchange on which the
contract is traded           and may be modified during the term
of the contract.  The initial           margin is in the nature
of a performance bond or good faith           deposit on the
futures contract which is returned to the Fund           upon
termination of the contract, assuming all contractual
obligations have been satisfied.  A futures contract held by the
        Fund is valued daily at the official settlement price of
the           exchange on which it is traded.  Each day the Fund
pays or           receives cash, called "variation margin," equal
to the daily           change in value of the futures contract.
This process is known           as "marking to market."
Variation margin does not represent a           borrowing or loan
by the Fund but is instead a settlement between           the
Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark-to-market its open futures position.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,           underlying security or index,
and delivery month).  If an           offsetting purchase price
is less than the original sale price,           the Fund
generally realizes a capital gain, or if it is more, the












          Fund generally realizes a capital loss.  Conversely, if
an           offsetting sale price is more than the original
purchase price,           the Fund generally realizes a capital
gain, or if it is less, the           Fund generally realizes a
capital loss.  The transaction costs           must also be
included in these calculations.  When purchasing a
futures contract, the Fund will maintain with its Custodian (and mark-to-market on a daily basis) cash or liquid
securities that,           when added to the amounts deposited
with a futures commission           merchant ("FCM") as margin,
are equal to the market value of the           futures contract.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract.  Alternatively,
the Fund may "cover" its position by owning the instruments
   underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially
similar to           that of the index on which the futures
contract is based).

               The Fund will only enter into futures contracts
which are           standardized and traded on a U.S. or foreign
exchange, board of           trade, or similar entity or quoted
on an automated quotation           system.  The Fund will not
enter into a futures contract if,           immediately
thereafter, the aggregate initial margin deposits for
futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which
any such           positions are "in-the-money," would exceed 5%
of the liquidation           value of the Fund's portfolio (or
the Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which
the Fund may enter           into futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  The Fund may
engage in           foreign currency futures contracts for
hedging purposes.  A           foreign currency futures contract
provides for the future sale by           one party and purchase
by another party of a specified quantity           of a foreign
currency at a specified price and time.

               SECURITIES INDEX FUTURES CONTRACTS.The Fund may
enter into           securities index futures contracts as an
efficient means of           regulating the Fund's exposure to
the equity markets.  The Fund           will not engage in
transactions in futures contracts for           speculation but
only as a hedge against changes resulting from           market
conditions in the values of securities held in the Fund's portfolio or which it intends to purchase.

               An index futures contract is a contract to buy or
sell units           of an index at a specified future date at a
price agreed upon           when the contract is made.  Entering
into a contract to buy units












          of an index is commonly referred to as purchasing a
contract or           holding a long position in the index.
Entering into a contract           to sell units of an index is
commonly referred to as selling a           contract or holding a
short position.  The value of a unit is the           current
value of the stock index.  For example, the S&P 500 Index
 is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the "Exchange").  The
S&P           500 Index assigns relative weightings to the 500
common stocks           included in the Index, and the Index
fluctuates with changes in           the market values of the
shares of those common stocks.  In the           case of the S&P
500 Index, contracts are to buy or sell 500           units.
Thus, if the value of the S&P 500 Index were $150, one
contract would be worth $75,000 (500 units x $150).  The index futures contract specifies that no delivery of the actual
       securities making up the index will take place.  Instead,
        settlement in cash must occur upon the termination of the
         contract, with the settlement being the difference
between the           contract price and the actual level of the
stock index at the           expiration of the contract.  For
example, if the Fund enters into           a futures contract to
buy 500 units of the S&P 500 Index at a           specified
future date at a contract price of $150 and the S&P 500
Index is at $154 on that future date, the Fund will gain $2,000
       (500 units x gain of $4).  If the Fund enters into a
futures           contract to sell 500 units of the stock index
at a specified           future date at a contract price of $150
and the S&P 500 Index is           at $154 on that future date,
the Fund will lose $2,000 (500 units           x loss of $4).

               RISKS ASSOCIATED WITH FUTURES.  There are several
risks           associated with the use of futures contracts as
hedging           techniques.  A purchase or sale of a futures
contract may result           in losses in excess of the amount
invested in the futures           contract.  There can be no
guarantee that there will be a           correlation between
price movements in the hedging vehicle and in           the
Fund's portfolio securities being hedged.  In addition, there are significant differences between the securities and
futures           markets that could result in an imperfect
correlation between the           markets, causing a given hedge
not to achieve its objectives.            The degree of
imperfection of correlation depends on           circumstances
such as variations in speculative market demand for
futures on securities, including technical influences in futures trading, and differences between the financial
instruments being           hedged and the instruments underlying
the standard contracts           available for trading in such
respects as interest rate levels,           maturities, and
creditworthiness of issuers.  A decision as to           whether,
when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected
interest           rate trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from












          the previous day's settlement price at the end of the
current           trading session.  Once the daily limit has been
reached in a           futures contract subject to the limit, no
more trades may be made           on that day at a price beyond
that limit.  The daily limit           governs only price
movements during a particular trading day and           therefore
does not limit potential losses because the limit may
work to prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the
daily           limit for several consecutive trading days with
little or no           trading, thereby preventing prompt
liquidation of positions and           subjecting some holders of
futures contracts to substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when the Fund seeks to close out a
futures position, and           the Fund would remain obligated
to meet margin requirements until           the position is
closed.  In addition, there can be no assurance           that an
active secondary market will continue to exist.

               Currency futures contracts may be traded on
foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions in the
United States; may not involve a           clearing mechanism and
related guarantees; and are subject to the           risk of
governmental actions affecting trading in, or the prices
of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign
political, legal           and economic factors, (ii) lesser
availability than in the United           States of data on which
to make trading decisions, (iii) delays           in the Fund's
ability to act upon economic events occurring in
foreign markets during non business hours in the United States,
       (iv) the imposition of different exercise and settlement
terms           and procedures and margin requirements than in
the United States,           and (v) lesser trading volume.

               RISKS OF SECURITIES INDEX FUTURES.  The Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures markets as well as in the           securities markets
and to select the proper type, time and           duration of
hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               The Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Insofar as
such securities do not duplicate the components of an
index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount
as the           hedging instrument.  This risk will increase as
the composition           of the Fund's portfolio diverges from
the composition of the












          hedging instrument.

               Although the Fund intends to establish positions
in these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular futures position.  Trading           could be
interrupted, for example, because of supply and demand
imbalances arising from a lack of either buyers or sellers.  In addition, the futures exchanges may suspend trading after
the           price has risen or fallen more than the maximum
amount specified           by the exchange.  In some cases, the
Fund may experience losses           as a result of its inability
to close out a position, and it may           have to liquidate
other investments to meet its cash needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price,
the Fund generally realizes a capital gain, or if it is more, the
         Fund generally realizes a capital loss.  Conversely, if
an           offsetting sale price is more than the original
purchase price,           the Fund generally realizes a capital
gain, or if it is less, the           Fund generally realizes a
capital loss.  The transaction costs           must also be
included in these calculations.

               The Fund will only enter into index futures
contracts that           are standardized and traded on a U.S. or
foreign exchange or           board of trade, or similar entity,
or quoted on an automated           quotation system.  The Fund
will use futures contracts only for           "bona fide hedging"
purposes, as such term is defined in           applicable
regulations of the CFTC.

               When purchasing an index futures contract, the
Fund will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with a futures commission merchant           ("FCM") as
margin, are equal to the market value of the futures contract.

               When selling an index futures contract, the Fund
will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with an FCM as margin, are equal           to the
market value of the instruments underlying the contract.
 Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an
index           futures contract, a portfolio with a volatility
substantially           similar to that of the index on which the
futures contract is           based).

          COMBINED TRANSACTIONS













               The Fund may enter into multiple transactions,
including           multiple options transactions, multiple
futures transactions,           multiple currency transactions
(including forward currency           contracts) and multiple
interest rate transactions and some           combinations of
futures, options, currency and interest rate
transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when,
in           the opinion of IMI, it is in the best interests of
the Fund to do           so.  A combined transaction will usually
contain elements of risk           that are present in each of
its component transactions.  Although           combined
transactions are normally entered into based on IMI's
judgment that the combined strategies will reduce risk or
 otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will
instead           increase such risks or hinder achievement of
the management           objective.

          RESTRICTED AND ILLIQUID SECURITIES

               Restricted securities may be sold only in
privately           negotiated transactions or in a public
offering with respect to           which a registration statement
is in effect under the Securities           Act of 1933.  Where a
registration statement is required, the           Fund may be
required to bear all or part of the registration
expenses.  Issuers of restricted securities may not be subject to the disclosure and other investor protection
requirements that           would apply if their securities were
publicly traded.  There may           also be a lapse of time
between the Fund's decision to sell a           restricted or
illiquid security and the point at which the Fund           is
permitted or able to do so.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a
less           favorable price than the price that prevailed when
it decided to           sell.  Since it is not possible to
predict with assurance that           the market for securities
eligible for resale under Rule 144A           will continue to be
liquid, the Fund will monitor each of its           investments
in these securities, focusing on factors such as
valuation, liquidity and availability of information.  This
   investment practice could have the effect of increasing the
level           of illiquidity in the Fund to the extent that
qualified           institutional buyers become, for a time,
uninterested in           purchasing these restricted securities.

                               INVESTMENT RESTRICTIONS

               The Fund's investment objective, as set forth in
the           Prospectus under "Investment Objectives and
Policies," and the           investment restrictions set forth
below are fundamental policies           of the Fund and may not
be changed without the approval of a           majority (as
defined in the 1940 Act) of the Fund's outstanding voting shares. Under these restrictions, the Fund may not:

               (i)       with respect to 75% of its total assets,
purchase                          the securities of any one
issuer, other than                          securities issued by
the U.S. Government or its












                         agencies or instrumentalities, if
immediately                          after such purchase more
than 5% of the value of                          the total assets
of the Fund would be invested in
securities of such issuer, or if immediately after
         such purchase the Fund would own more than 10% of
                 the outstanding voting securities of such issuer;

               (ii)      invest in real estate, real estate
mortgage loans,                          commodities or interests
in oil, gas and/or                          mineral exploration
or development programs,                          although (a)
the Fund may purchase and sell
marketable securities of issuers which are secured
         by real estate, (b) the Fund may purchase and sell
                  securities of issuers which invest or deal in
real                          estate, (c) the Fund may enter into
forward                          foreign currency contracts as
described in the                          Fund's prospectus, and
(d) the Fund may write or                          buy puts,
calls, straddles or spreads and may
invest in commodity futures contracts and options on futures contracts;

               (iii)     make investments in securities for the
purpose of                          exercising control over or
management of the                          issuer;

               (iv)      purchase securities on margin, except
such short-                         term credits as are necessary
for the clearance of                          transactions, but
the Fund may make margin                          deposits in
connection with transactions in                          options,
futures and options on futures;

               (v)       make loans, except this restriction
shall not                          prohibit (a) the purchase and
holding of a portion                          of an issue of
publicly distributed debt securi-                         ties,
(b) the entry into repurchase agreements
with banks or broker-dealers, or (c) the lending
       of the Fund's portfolio securities in accordance
              with applicable guidelines established by the
                  Securities and Exchange Commission (the "SEC")
and                          any guidelines established by the
Trust's                          Trustees;

               (vi)      borrow money, except as a temporary
measure for                          extraordinary or emergency
purposes, and provided                          that the Fund
maintains asset coverage of 300% for                          all
borrowings;

               (vii)     make an investment in securities of
companies in                          any one industry (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities, or instrumentalities) if such
 investment would cause investments in such
  industry to exceed 25% of the market value of the Fund's total assets at the time of such investment;

               (viii)    act as an underwriter of securities,
except to the                          extent that, in connection
with the sale of                          securities, it may be
deemed to be an underwriter                          under
applicable securities laws; or

               (ix)      issue senior securities, except as
appropriate to                          evidence indebtedness
which it is permitted to                          incur, and
except to the extent that shares of the
separate classes or series of the Trust may be
     deemed to be senior securities; provided that
         collateral arrangements with respect to currency-
                related contracts, futures contracts, options or
                       other permitted investments, including
deposits of                          initial and variation
margin, are not considered                          to be the
issuance of senior securities for
purposes of this restriction.

               Under the 1940 Act, the Fund is permitted, subject
to the           above investment restrictions, to borrow money
only from banks.            Further, the Fund has no current
intention of lending portfolio           securities.

                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional
restrictions,           which are not fundamental and which may
be changed without           shareholder approval, to the extent
permitted by applicable law,           regulation or regulatory
policy.  Under these restrictions, the           Fund may not:

               (i)       purchase or sell real estate limited
partnership                          interests;

               (ii)      purchase or sell interests in oil, gas
or mineral                          leases (other than securities
of companies that                          invest in or sponsor
such programs);

               (iii)     purchase securities of other investment
companies,                          except in connection with a
merger, consolidation                          or sale of assets,
and except that it may purchase                          shares
of other investment companies subject to such restrictions as may be imposed by the
 Investment Company Act of 1940 and rules thereunder;

               (iv)      invest more than 10% of its net assets
taken at                          market value at the time of
investment in                          "illiquid securities."
Illiquid securities may                          include
securities subject to legal or contractual restrictions on resale (including private placements), repurchase agreements maturing in more than seven days, certain options traded over












                         the counter that the Fund has purchased,
                        securities being used to cover certain
options                          that a fund has written,
securities for which                          market quotations
are not readily available, or                          other
securities which legally or in IMI's
opinion, subject to the Board's supervision, may
       be deemed illiquid, but shall not include any
           instrument that, due to the existence of a trading
                    market, to the Fund's compliance with certain
                        conditions intended to provide liquidity,
or to                          other factors, is liquid;

               (v)       sell securities short, except for short
sales                          "against the box;" or

               (vi)      participate on a joint or a joint and
several                          basis in any trading account in
securities.  The                          "bunching" of orders of
the Fund and of other                          accounts under the
investment management of the                          Fund's
investment adviser, Mackenzie Financial
Corporation (the "Investment Adviser")  for the
      sale or purchase of portfolio securities shall not
               be considered participation in a joint securities
                       trading account.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered
into.            Accordingly, if a percentage limitation is
adhered to at the time           of investment, a later increase
or decrease in the percentage           which results from
circumstances not involving any affirmative           action by
the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers and (except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds other than the Fund whose shares
are distributed by Ivy           Mackenzie Distributors, Inc.
("IMDI") (formerly known as           Mackenzie Ivy Funds
Distribution, Inc.).  These funds are:  Ivy           Bond Fund,
Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
Emerging Growth Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
         Global Fund, Ivy International Fund, Ivy Latin America
Strategy












          Fund, Ivy New Century Fund, Ivy International Bond
Fund, Ivy           Short-Term Bond Fund, Ivy Money Market Fund,
Ivy Global Science &           Technology Fund, Ivy Global
Natural Resources Fund and Ivy Asia           Pacific Fund (the
other sixteen series of the Trust); and           Mackenzie
California Municipal Fund, Mackenzie Limited Term
Municipal Fund, Mackenzie National Municipal Fund and Mackenzie
       New York Municipal Fund (the four series of Mackenzie
Series           Trust)(collectively, with the Fund, the "Ivy
Mackenzie Funds").            Shareholders should obtain a
current prospectus for these funds           before exercising
any right or privilege that may relate to them.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method is available for
Class A,           Class B and Class C shares.  The minimum
initial and subsequent           investment pursuant to this plan
is $50 per month (except in the           case of a tax qualified
retirement plan for which the minimum           initial and
subsequent investment is $25 per month).  A           shareholder
may terminate the Automatic Investment Method at any
time upon delivery to Ivy Mackenzie Services Corp. ("IMSC")
   (formerly known as Mackenzie Ivy Investor Services Corp.) of telephone instructions or written notice from the
shareholder.            See "Automatic Investment Method" in the
Account Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
the Fund           have an exchange privilege with certain other
Ivy Mackenzie           Funds.  Before effecting an exchange,
shareholders of the Fund           should obtain and read the
currently effective prospectus for the           Ivy or Mackenzie
Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus (in
the case of funds other than Ivy Money Market           Fund) an
amount equal to the difference, if any, between the
sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on
the           new Class A shares.  (The additional sales charge
will be waived           for outstanding Class A shares that have
been invested for a           period of 12 months or longer.)
Class A shareholders may also           exchange their Class A
shares for Class A shares of Ivy Money           Market Fund (no
initial sales charge will be assessed at the time           of
such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES

               CLASS A:  Class A shareholders may exchange their
Class A           shares that are subject to a contingent
deferred sales charge           ("CDSC"), as described in the
Prospectus ("outstanding Class A           shares"), for Class A
shares of another Ivy or Mackenzie Fund           ("new Class A
shares") on the basis of the relative net asset












          value per Class A share, without the payment of any
CDSC that           would otherwise be due upon the redemption of
the outstanding           Class A shares.  Class A shareholders
of the Fund exercising the           exchange privilege will
continue to be subject to the Fund's CDSC           period
following an exchange if such schedule is higher (or such
 period is longer) than the CDSC period, if any, applicable to
the           new Class A shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy or Mackenzie Fund ("new Class B
shares") on the basis           of the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B           shareholders of
the Fund exercising the exchange privilege will
continue to be subject to the Fund's CDSC schedule (or period)
      following an exchange if such schedule is higher (or such
period           is longer) than the CDSC schedule (or period)
applicable to the           new Class B shares.

               Class B shares of the Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to the Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of the Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth           with Income Fund, Ivy Emerging Growth
Fund, Ivy International           Fund, Ivy China Region Fund,
Ivy Latin America Strategy Fund, Ivy           New Century Fund,
Ivy International Bond Fund, Ivy Bond Fund, Ivy           Canada
Fund, Ivy Global Science & Technology Fund, Ivy Global
Natural Resources Fund, Ivy Asia Pacific Fund, Mackenzie California Municipal Fund, Mackenzie National Municipal Fund and
        Mackenzie New York Municipal Fund ("Table 1 Funds"):



















                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Ivy Short-Term Bond Fund and
Mackenzie Limited Term           Municipal Fund ("Table 2
Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1












          Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 2.5%
CDSC that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               CLASS C.  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.            (Class C
shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

               CLASS I.  Class I shareholders may exchange their
Class I           shares for Class I shares of another Ivy or
Mackenzie Fund on the           basis of the relative net asset
value per Class I share.

               ALL CLASSES.  The minimum amount which may be
exchanged into           an Ivy Mackenzie Fund in which shares
are not already held is           $1,000.  No exchange out of the
Fund (other than by a complete           exchange of all Fund
shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.
Exchanges are available only in states where the exchange can legally be made.

               Each exchange will be made on the basis of the
relative net           asset values per share of the Fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           or a properly executed
request. Exchanges, whether written or           telephonic, must
be received by IMSC by the close of regular           trading on
the Exchange (normally 4:00 p.m., eastern time) to
receive the price computed on the day of receipt.  Exchange
   requests received after that time will receive the price next determined following receipt of the request.  The
exchange           privilege may be modified or terminated at any
time, upon at           least 60 days' notice to the extent
required by applicable law.            See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."













               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.



          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of the Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$50,000 in           Class A shares of the Fund.  A Letter of
Intent may be submitted           at the time of an initial
purchase of Class A shares of the Fund           or within 90
days of the initial purchase, in which case the           Letter
of Intent will be back-dated.  A shareholder may include,
 as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Bond Fund,
Ivy           Emerging Growth Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy           Growth with Income Fund, Ivy International
Bond Fund, Ivy Short-          Term Bond Fund, Ivy Global Science
& Technology Fund, Ivy Global           Natural Resources Fund,
Ivy Asia Pacific Fund, Mackenzie           California Municipal
Fund, Mackenzie Limited Term Municipal Fund,           Mackenzie
National Municipal Fund, and Mackenzie New York
Municipal Fund (and shares that have been exchanged into Ivy
    Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date
of           his or her Letter of Intent.  During the term of the
Letter of           Intent, the Fund's transfer agent will hold
Class A shares           representing 5% of the indicated amount
(less any accumulation           credit value) in escrow.  The
escrowed Class A shares will be           released when the full
indicated amount has been purchased.  If           the full
indicated amount is not purchased during the term of the
Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of
sales charge           that he or she has paid and that which he
or she would have paid           on his or her aggregate
purchases if the total of such purchases           had been made
at a single time.  Such payment will be made by an
automatic liquidation of Class A shares in the escrow account.  A
         Letter of Intent does not obligate the investor to buy
or the           Trust to sell the indicated amount of Class A
shares, and the           investor should read carefully all the
provisions thereof before           signing.

          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund












          distributed by IMDI may be purchased in a single
application           establishing a single plan account, and
shares held in such an           account may be exchanged among
the funds in the Ivy Mackenzie           Funds in accordance with
the terms of the applicable plan and the           exchange
privilege available to all shareholders. Initial and subsequent purchase payments in connection with tax-deferred retirement plans must be at least $25 per participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

               For shareholders whose retirement accounts are
diversified           across several funds of the Ivy Mackenzie
Funds, the annual           maintenance fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, which may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in the Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  However, if one spouse has (or elects to be treated
as           having) no earned income for IRA purposes for a
year, the other           spouse may contribute to an IRA on his
or her behalf.  In such a












          case, the working spouse may contribute up to the
lesser of           $2,250 or 100% or his or her compensation or
earned income for           the year to IRAs for both spouses,
provided that no more than           $2,000 is contributed to the
IRA of one spouse.  Rollover           contributions are not
subject to these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified
corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity
plan,           403(b) plan, simplified employee pension, or
governmental plan.            If he or she (or his or her spouse)
is an active participant, a           full deduction is only
available if he or she has adjusted gross           income that
is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married           individuals
filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions.  Rollover
contributions are           not includable in income for Federal
income tax purposes and           therefore are not deductible
from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA.
Distributions           must begin to be withdrawn not later than
April 1 of the calendar           year following the calendar
year in which the individual reaches           age 70-1/2.
Failure to take certain minimum required distribu-          tions
will result in the imposition of a 50% non-deductible
penalty tax.  Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may
also           result in a penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The












          Retirement Plan may be adopted as a profit sharing plan
or a           money purchase pension plan.  A profit sharing
plan permits an           annual contribution to be made in an
amount determined each year           by the self-employed
individual within certain limits prescribed           by law.  A
money purchase pension plan requires annual
contributions at the level specified in the Custodial Agreement.
         There is no set-up fee for qualified plans and the
annual           maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Fund's transfer agent will furnish custodial
services to           the employer and any participating
employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(b)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits












          public school systems and certain charitable
organizations to use           mutual fund shares held in a
custodial account to fund deferred           compensation
arrangements with their employees.  A custodial           account
agreement is available for those employers whose
employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge for purchases of
less           than $10,000 of Class A shares is set forth under
"Retirement           Plans" in the Prospectus.  Sales charges
for purchases of $10,000           or more of Class A shares are
the same as those set forth under           "Initial Sales Charge
Alternative -- Class A Shares" in the           Prospectus.  The
special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.


          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of
the Fund           may reinvest all or a part of the proceeds of
the redemption back           into Class A shares of the Fund at
net asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing           taxable
gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."













          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of the
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of the Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth
 with Income Fund, Ivy Emerging Growth Fund, Ivy China Region
     Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund,
Ivy           International Bond Fund, Ivy International Fund,
Ivy Bond Fund,           Ivy Short-Term Bond Fund, Ivy Canada
Fund, Ivy Global Science &           Technology Fund, Ivy Global
Natural Resources Fund, Ivy Asia           Pacific Fund,
Mackenzie National Municipal Fund, Mackenzie           California
Municipal Fund, Mackenzie Limited Term Municipal Fund
and Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the
other funds           in the Ivy Mackenzie Funds) and of any
other investment company           distributed by IMDI,
previously purchased or acquired and           currently owned,
determined at the higher of current offering           price or
amount invested, plus the Class A shares being
purchased, amounts to $50,000 or more for the Fund, Ivy Global
      Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
Emerging           Growth Fund, Ivy International Fund, Ivy China
Region Fund, Ivy           Latin America Strategy Fund, Ivy New
Century Fund, Ivy Canada           Fund, Ivy Global Science &
Technology Fund, Ivy Global Natural           Resources Fund and
Ivy Asia Pacific Fund; $100,000 or more for
International Bond Fund, Ivy Bond Fund, Mackenzie National
  Municipal Fund, Mackenzie California Municipal Fund and
Mackenzie           New York Municipal Fund; or $25,000 or more
for Mackenzie Limited           Term Municipal Fund; or
$1,000,000 or more for Ivy Short-Term           Bond Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan (a           "Withdrawal Plan"), by telephone
instructions or by delivery to           IMSC of a written
election to have his or her shares withdrawn
periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in the shareholder's name,
properly           endorsed by the shareholder.  To be eligible
to elect a












          Withdrawal Plan, a shareholder must have at least
$5,000 in his           or her account. A Withdrawal Plan may not
be established if the           investor is utilizing the
Automatic Investment Method.  A           Withdrawal Plan may
involve the depletion of a shareholder's           principal,
depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection
with           investment programs established by employee or
other groups using           systematic payroll deductions or
other systematic payment           arrangements.  The Trust does
not itself organize, offer or           administer any such
programs.  However, it may, depending upon           the size of
the program, waive the minimum initial and additional
investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
   Unless shares of the Fund are purchased in conjunction with
IRAs           (see "How to Buy Shares" in the Prospectus), such
group           systematic investment programs are not entitled
to special tax           benefits under the Code.  The Trust
reserves the right to refuse           a purchase at any time or
suspend the offering of shares in           connection with group
systematic investment programs, and to           restrict the
offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) for each twelve-month period           (or
portion thereof) that the account is maintained.  The Trust
   may collect this fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or
by           causing on the date the fee is assessed a redemption
in each such           shareholder account sufficient to pay the
fee.  The Trust           reserves the right to change such fees
from time to time without












          advance notice.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of the Fund's           portfolio securities.
All portfolio transactions are effected at           the best
price and execution obtainable. Purchases and sales of
debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be
paid by the           Fund for such purchases and sales (although
the price paid           generally includes undisclosed
compensation to the dealer).  The           prices paid to
underwriters of newly-issued securities usually           include
a concession paid by the issuer to the underwriter, and
purchases of after-market securities from dealers normally
  reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those
circumstances           where believes that a better price and
execution are available           elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of           quality, quantity, and the nature of the
firms' professional           services.  Commissions to be
charged and the rendering of           investment services,
including statistical, research, and           counseling
services by brokerage firms, are factors to be
considered in the placing of brokerage business. The types of research services provided by brokers may include general
      economic and industry data, and information on securities
of           specific companies. Research services furnished by
brokers           through whom the Trust effects securities
transactions may be           used by in servicing all of its
accounts.  In addition, not all           of these services may
be used by in connection with the services           it provides
the Fund or the Trust.  IMI may consider sales of
shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with
research           services.  IMI will not, however, execute
brokerage transactions           other than at the best price and
execution.

               The Fund may, under some circumstances, accept
securities in           lieu of cash as payment for Fund shares.
The Fund will accept           securities only to increase its
holdings in a portfolio security           or to take a new
portfolio position in a security that IMI deems           to be a
desirable investment for the Fund.  While no minimum has
been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1
million.            The Trust may reject in whole or in part any
or all offers to pay           for Fund shares with securities
and may discontinue accepting           securities as payment for
Fund shares at any time without notice.            The Trust will
value accepted securities in the manner and at the           same
time provided for valuing portfolio securities of the Fund,
   and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued.  The
Trust will












          only accept securities delivered in proper form and
will not           accept securities subject to legal
restrictions on transfer.  The           acceptance of securities
by the Trust must comply with the           applicable laws of
certain states.






























































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics           60 Concord Street                     Research
Corp. instruments           Wilmington, MA  01887
and controls); Director,           Age: 72
      Burr-Brown Corp.
    (operational amplifiers);
           Director, Metritage
            Incorporated (level
             measuring instruments);
                  Trustee of Mackenzie Series
                           Trust (1992-present).

          James W. Broadfoot  Vice      Vice President, T. Rowe
                                President    Price Associates
Inc.                                                 (1972-1982);
Partner,                                                 Johnson,
Valliant &
Broadfoot, Inc. (1982-
   1987); Director and Senior
           Vice President of Mackenzie
                    Investment Mangement Inc.
                           (1995-present); Senior Vice
                                    President of Mackenzie
                                        Investment Management
Inc.                                                 (1994-1995);
Executive Vice
President of Ivy
Management, Inc. (1996-
    present); Senior Vice
       President of Ivy
     Management, Inc. (1992-
         1996).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  72
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);












                                                Director of The
Mackenzie                                                 Funds
Inc. (1988-1995).

          Stanley Channick    Trustee   President, The Whitestone
         11 Bala Avenue                        Corporation
(insurance           Bala Cynwyd, PA 19004
agency); President, Scott           Age:  71
       Management Company
       (administrative services
             for insurance companies);
                    President, The Channick
                         Group (consultants to
                            insurance companies and
                                 national trade
                             associations); Director of
                                     The Mackenzie Funds Inc.
                                           (1994-1995).

          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Massengill-          113 Landmark Lane,
   DeFriece Foundation           Suite B
    (charitable organization)           Bristol, TN  37625
           (1950-present); Trustee and           Age: 75
                    Second Vice Chairman, East
                            Tennessee Public
                          Communications Corp. (WSJK-
                                  TV) (1984-present); Trustee
                                           of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber      Trustee   Mallinckrodt Professor of
         Lyman Laboratory                      Physics, Harvard
       of Physics                            University (1974-
present);           Harvard University                    Trustee
of Mackenzie Series           Cambridge, MA 02138
 Trust (1994-present).           Age: 70


          Michael G. Landry        Trustee      President,
Chairman and           700 South Federal Hwy.   and
Director of Mackenzie           Suite 300
President    Investment Management           Boca Raton, FL
33432                 Inc. (1987-present);           Age: 49
                        President and Director           [*Deemed
to be an                     of Ivy Management, Inc.
"interested person"                   (1992-present); Chairman
      of the Trust, as                      and Director of
   defined under the                     Mackenzie Ivy Investor
       1940 Act.]                            Services Corp. (1993-
                                                present);
Director and
President of Mackenzie Ivy
        Funds Distribution, Inc.
              (1993-1994); Chairman and
                     Director of Mackenzie Ivy












                                                Funds
Distribution, Inc.
(1994-present); Director
      and President of The
        Mackenzie Funds Inc. (1987-
                1995); Trustee and
                President of Mackenzie
                    Series Trust (1987-
                    present).

          Michael R. Peers         Trustee      Chairman of the
Board,           737 Periwinkle Way       and          Ivy
Management, Inc.           Sanibel, FL 33957        Chairman
(1984-1991); Chairman           Age: 66                  of the
   of the Board, Ivy Fund           [*Deemed to be an
Board        (1974-present); Private           "interested
person"                   Investor.
          of the Trust, as
          defined under the
          1940 Act.]

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee           Unit #12
of Mackenzie Series           Concord, Ontario Canada
 Trust (1985-present);           L4K 2T7
    Director of The Mackenzie           Age: 61
           Funds Inc. (1987-1995).

          Richard N. Silverman     Trustee      Formerly
President,           18 Bonnybrook Road                    Hy-Sil
Manufacturing           Waban, MA  02168
Company, a division of           Age: 71
    Van Leer, U.S.A., Inc.
        (gift packaging materials
               and metalized film
               products); Formerly
                Director, Waters
              Manufacturing Co.
             (manufacturer of electronic
                      parts); Director, Panorama
                              Television Network.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 65
            B.V. (an environmentally
                  sensitive packaging
                   company); Director, The
                        Mackenzie Funds Inc. (1992-
                                1995); Trustee of Mackenzie
                                         Series Trust (1992-
                                         present).

          Keith J. Carlson         Vice         Senior Vice
President           700 South Federal Hwy.   President    and
Director of Mackenzie           Suite 300
   Investment Management,












          Boca Raton, FL  33432                 Inc. (1994-
present);           Age: 39                               Senior
Vice President,
Secretary and Treasurer of
        Mackenzie Investment
          Management Inc. (1985-
             1994); Senior Vice
             President and Director of
                    Ivy Management, Inc. (1994-
                            present); Senior Vice
                               President, Treasurer and
                                     Director of Ivy Management,
                                              Inc. (1992-1994);
Vice                                                 President of
The Mackenzie
Funds Inc. (1987-1995);
     President and Director of
            Mackenzie Ivy Investor
                Services Corp. (1993-1996);
                         Vice President of Mackenzie
                                  Series Trust (1994-
                                  present); Treasurer of
                                      Mackenzie Series Trust
                                          (1985-1994); President
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1994-
      present); Executive Vice
            President and Director of
                   Mackenzie Ivy Funds
                    Distribution, Inc. (1993-
                          1994).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer
Secretary/Treasurer           Suite 300
 and Director of           Boca Raton, FL  33432
Mackenzie Investment           Age: 51
  Management Inc. (1994-
     present); Senior Vice
        President, Finance and
            Administration/Compliance
                   Officer of Mackenzie
                     Investment Management Inc.
                             (1989-1994); Senior Vice
                                   President, Secretary/
                                      Treasurer and Clerk of Ivy
                                              Management, Inc. (1994-
                                                present); Senior
Vice                                                 President,
Finance and
Administration/Compliance
       Officer of Ivy Management,
               Inc. (1992-1994); Senior
                     Vice President, Secretary/
                             Treasurer and Clerk of Ivy
                                     Management, Inc. (1989-
                                         1994); Senior Vice
                                         President, Secretary/












                                                Treasurer of
Mackenzie Ivy
Funds Distribution, Inc.
      (1994-present); Secretary/
              Treasurer and Director of
                     Mackenzie Ivy Funds
                      Distribution, Inc. (1993-
                            1994); Secretary/Treasurer
                                    and Director of Mackenzie
                                           Ivy Investor Services
Corp.
(1993-1996); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer of The Mackenzie
                           Funds Inc. (1993-1995);
                                Secretary/Treasurer of
                                    Mackenzie Series Trust
                                        (1994-present).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, imposes
time periods during which personal transactions           may not
be made in certain securities, and requires the
submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.
Exceptions           to these and other provisions of the Code of
Ethics may be           granted in particular circumstances after
review by appropriate           personnel.


























                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1995)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           7,112      N/A        N/A
8,000            Anderegg, Jr.
          (Trustee)

          Paul H.           7,112      N/A        N/A
8,000            Broyhill
          (Trustee)

          Stanley             -0-      N/A        N/A
8,000             Channick[*]
          (Trustee)

          Frank W.          7,112      N/A        N/A
8,000            DeFriece, Jr.
          (Trustee)

          Roy J.              -0-      N/A        N/A
8,000            Glauber[*]
          (Trustee)

          Michael G.          -0-      N/A        N/A
-0-           Landry
          (Trustee and
           President)

          Michael R.          -0-      N/A        N/A
-0-           Peers
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         7,112      N/A        N/A
8,000            Rosenthal
          (Trustee)

          Richard N.        8,000      N/A        N/A
8,000            Silverman
          (Trustee)















          J. Brendan        7,112      N/A        N/A
8,000            Swan
           (Trustee)

          Keith J.            -0-      N/A        N/A
-0-           Carlson
          (Vice President)

          C. William          -0-      N/A        N/A
-0-           Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board of Trustees held on February 10,
1996.

               As of November 30, 1996, the Officers and Trustees
of the           Trust as a group owned beneficially or of record
none of the           outstanding Class A, Class B, Class C or
Class I shares of the           Fund.

                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to the Fund pursuant to a Business
Management and           Investment Advisory Agreement with the
Trust (the "Agreement").            The Agreement was approved by
the sole shareholder of the Fund on           _____, 1996.  On
_____, 1996, the Agreement was approved on           behalf of
the Fund by the Trustees, including a majority of the
Trustees who are neither "interested persons" (as defined in the
        1940 Act) of the Trust nor have any direct or indirect
financial           interest in the operation of the distribution
plan (see           "Distribution Services") or in any related
agreement (the           "Independent Trustees").  IMI is a
wholly owned subsidiary of           MIMI, which currently acts
as manager and investment adviser to           the following
registered investment companies:  Mackenzie           National
Municipal Fund, Mackenzie New York Municipal Fund,
Mackenzie California Municipal Fund and Mackenzie Limited Term
      Municipal Fund.  MIMI is a subsidiary of Mackenzie
Financial           Corporation ("MFC"), 150 Bloor Street West,
Toronto, Ontario,           Canada, a public corporation
organized under the laws of Ontario           whose shares are
listed for trading on The Toronto Stock           Exchange.  MFC
is registered in Ontario as a mutual fund dealer           and
advises Ivy Canada Fund.

               The Agreement obligates IMI to make investments
for the           accounts of the Fund in accordance with its
best judgment,           consistent with the Fund's investment
objective and restrictions           set forth in the Prospectus,
the 1940 Act and the provisions of           the Code relating to
regulated investment companies, and any           policy
decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.













               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with the           Fund's custodian and monitor the
services it provides to the           Fund; (2) coordinate with
and monitor any other third parties           furnishing services
to the Fund; (3) provide the Fund with           necessary office
space, telephones and other communications           facilities
as are adequate for the Fund's needs; (4) provide the
services of individuals competent to perform administrative and clerical functions that are not performed by employees or
other           agents engaged by the Fund or by IMI acting in
some other           capacity pursuant to a separate agreement or
arrangements with           the Fund; (5) maintain or supervise
the maintenance by third           parties of such books and
records of the Trust as may be required           by applicable
Federal or state law; (6) authorize and permit           IMI's
directors, officers and employees who may be elected or
appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to
the           Trust, after approval by the Trust as may be
required by           applicable law, including without
limitation the rules and           regulations of the SEC and of
state securities commissions and           other regulatory
agencies.

               For providing business management and investment
advisory           services, the Fund pays IMI a monthly fee at
an annual rate of           1.00% of the Fund's average daily net
assets.

               Under the Agreement, the Trust pays the following
expenses:           (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's Custodian and           Transfer
Agent and any related services; (10) expenses of
obtaining quotations of portfolio securities and of pricing
   shares; (11) expenses of maintaining the Trust's legal
existence           and of shareholders' meetings; (12) expenses
of preparation and           distribution to existing
shareholders of periodic reports, proxy           materials and
prospectuses; and (13) fees and expenses of           membership
in industry organizations.

               The Agreement provides that if the Fund's total
expenses in           any fiscal year (other than interest,
taxes, distribution           expenses, brokerage commissions and
other portfolio transaction           expenses, other
expenditures which are capitalized in accordance           with
generally accepted accounting principles and any extraor-dinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits appli cable to the Fund in any state in which its shares are
then           qualified for sale, IMI will bear the excess
expenses.  At the           present time, the most restrictive
state expense limitation           provision limits the Fund's
annual expenses to 2.5% of the first           $30 million of its
average daily net assets, 2.0% of the next $70           million
and 1.5% of its average daily net assets over $100 million.

               IMI currently limits the Fund's total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation and indemnification
expenses, and other           extraordinary expenses) to an
annual rate of 1.95% of the Fund's           average daily net
assets.  As long as the Fund's expense           limitation
continues, it may lower the Fund's expenses and
increase its yield.  The Fund's expense limitation may be
 terminated or revised at any time, which could cause the Fund's expenses to increase and its yield to be reduced,
depending on           the total assets of the Fund when the
termination occurs.

               The initial term of the Agreement between IMI and
the Fund,           which is scheduled to commence operations on
January 1, 1997,           will run for a period of two years
from the date of commencement.            The Agreement will
continue in effect with respect to the Fund           from year
to year only so long as such continuance is
specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by
the           vote of a majority of the outstanding voting
securities (as           defined in the 1940 Act) of the Fund or
(b) by the vote of a           majority of the entire Board of
Trustees.  If the question of           continuance of the
Agreement (or adoption of any new agreement)           is
presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a
majority           of the outstanding voting securities of the
Fund.  See           "Capitalization and Voting Rights."

               The Agreement may be terminated with respect to
the Fund at           any time, without payment of any penalty,
by the vote of a           majority of the Trustees, or by a vote
of a majority of the           outstanding voting securities of
the Fund, on 60 days' written           notice to IMI, or by IMI
on 60 days' written notice to the Trust.            The Agreement
shall terminate automatically in the event of its assignment.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Fund's shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
of Trustees on August 24, 1996.  IMDI distributes shares of
   the Fund through broker-dealers who are members of the
National           Association of Securities Dealers, Inc. and
who have executed           dealer agreements with IMDI.  IMDI
distributes shares of the Fund












          on a continuous basis, but reserves the right to
suspend or           discontinue distribution on that basis.
IMDI is not obligated to           sell any specific amount of
Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all classes of Fund
shares sold equal to           the difference, if any, between
the public offering price, as set           forth in the Fund's
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares,
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, the Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.  Since the Fund will           not have
commenced operations until January 1, 1997, no payments had been made in connection with the sale of Fund shares as of the date of this SAI.

               The Distribution Agreement will continue in effect
for           successive one-year periods, provided that such
continuance is           specifically approved at least annually
by the vote of a majority           of the Independent Trustees,
cast in person at a meeting called           for that purpose,
and by the vote of either a majority of the           entire
Board or a majority of the outstanding voting securities
of the Fund.  The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any
penalty,           by IMDI on 60 days' written notice to the Fund
or by the Fund by           vote of either a majority of the
outstanding voting securities of           the Fund or a majority
of the Independent Trustees on 60 days'           written notice
to IMDI. The Distribution Agreement shall           terminate
automatically in the event of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of thirteen of
the           series of the Trust, and at a meeting held on June
7-8, 1996, the           Board adopted the Rule 18f-3 plan on
behalf of the Ivy Global           Science & Technology Fund.  At
a meeting held on __________, the           Board adopted the
Rule 18f-3 plan on behalf of the Fund, Ivy           Global
Natural Resources and Ivy Asia Pacific Fund.  The key
features of the Rule 18f-3 plan are as follows:  (i) shares of each class of the Fund represent an equal pro rata interest
in           the Fund and generally have identical voting,
dividend,           liquidation, and other rights, preferences,
powers, restrictions,












          limitations, qualifications, terms and conditions,
except that           each class bears certain class-specific
expenses and has separate           voting rights on certain
matters that relate solely to that class           or in which
the interests of shareholders of one class differ           from
the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of
a           particular class of the Fund may be exchanged for
shares of the           same class of another Ivy or Mackenzie
fund; and (iii) the Fund's           Class B shares will convert
automatically into Class A shares of           the Fund after a
period of eight years, based on the relative net           asset
value of such shares at the time of conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  At a meeting held
on ______,           1996, the Trustees adopted on behalf of the
Fund, in accordance           with Rule 12b-1 under the 1940 Act
("Rule 12b-1"), separate           distribution plans pertaining
to the Fund's Class A, Class B and           Class C shares
(each, a "Plan").  In adopting each Plan, a           majority of
the Independent Trustees concluded, in accordance           with
the requirements of Rule 12b-1, that there is a reasonable
  likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that each Plan should result in greater sales and/or fewer redemptions
of the           Fund's shares, although it is impossible to know
for certain the           level of sales and redemptions of the
Fund's shares in the           absence of a Plan or under an
alternative distribution           arrangement.

               Under each Plan, the Fund pays IMDI a service fee,
accrued           daily and paid monthly, at the annual rate of
up to 0.25% of the           average daily net assets
attributable to its Class A shares,           Class B shares or
Class C shares, as the case may be.  The           services for
which service fees may be paid include, among other
things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine
inquiries           concerning the Fund and assisting
shareholders in changing           options or enrolling in
specific plans.  Pursuant to each Plan,           service fee
payments made out of or charged against the assets
attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on
behalf           of the affected class.  The expenses not
reimbursed in any given           month may be reimbursed in a
subsequent month.  The Class A Plan           does not provide
for the payment of interest or carrying charges           as
distribution expenses.

               Under the Fund's Class B and Class C Plans, the
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares. IMDI may reallow           to dealers all or a
portion of the service and distribution fees           as IMDI
may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's           Class B or Class C shares, including the
printing of prospectuses           and reports for persons other
than existing shareholders and the












          preparation, printing and distribution of sales
literature and           advertising materials.  Pursuant to the
Fund's Class B and Class           C Plans, IMDI may include
interest, carrying or other finance           charges in its
calculation of distribution expenses, if not           prohibited
from doing so pursuant to an order of or a regulation adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) it will continue
in effect only so long as such continuance           is approved
at least annually, and any material amendment thereto
is approved, by the vote of a majority of the Board, including the Independent Trustees, cast in person at a meeting
called for           that purpose; (3) payments by the Fund under
each Plan shall not           be materially increased without the
affirmative vote of the           holders of a majority of the
outstanding shares of the affected           class; and (4) while
each Plan is in effect, the selection and           nomination of
Trustees who are not "interested persons" (as           defined
in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid by
the Fund.  IMDI also may make           payments (such as the
service fee payments described above) to           unaffiliated
broker-dealers for services rendered in the
distribution of the Fund's shares.  To qualify for such payments, shares may be subject to a minimum holding period.
However, no           such payments will be made to any dealer or
broker if at the end           of each year the amount of shares
held does not exceed a minimum           amount.  The minimum
holding period and minimum level of holdings           will be
determined from time to time by IMDI.

               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.  Since the           Fund will not have
commenced operations until January 1, 1997, no           payments
had been made in marketing Fund shares as of the date of this SAI.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           the
amendment.  Each Plan may be terminated at any time with
respect to the class of shares to which the Plan relates, without payment of any penalty, by vote of a majority of the
Independent           Trustees, or by vote of a majority of the
outstanding voting           securities of the affected class.

               If the Distribution Agreement or the Distribution
Plans are












          terminated (or not renewed) with respect any of the Ivy
Mackenzie           Funds (or class of shares thereof), each may
continue in effect           with respect to any other fund (or
class of shares thereof) as to           which they have not been
terminated (or have been renewed).

          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
the Fund held in the United States.  Rules adopted
under the 1940 Act permit the Trust to maintain its foreign
   securities and cash in the custody of certain eligible foreign banks and securities depositories.  In accordance with
these           rules, the Custodian has entered into
subcustodial agreements for           the holding of the Fund's
foreign securities.  In connection with           the services it
provides on behalf of the Fund, the Custodian may
receive, as partial payment for its services, a portion of the
      Trust's brokerage business, subject to its ability to
provide           best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to the Fund Accounting Services Agreement
with the           Trust, MIMI provides certain accounting and
pricing services for           the Fund.  As compensation for
these services, the Fund pays MIMI           a monthly fee plus
out-of-pocket expenses as incurred.  The           monthly fee is
based upon the net assets of the Fund at the           preceding
month end at the following rates: $1,250 when net
assets are $10 million and under; $2,500 when net assets are over
         $10 million to $40 million; $5,000 when net assets are
over $40           million to $75 million; and $6,500 when net
assets are over $75           million.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement with the Trust, IMSC, a wholly owned
subsidiary of           MIMI, is the transfer agent for the Fund.
For these services,           the Fund pays a monthly fee at an
annual rate of $20.00 for each           open Class A, Class B
and Class C account, and $10.25 for each           open Class I
account.  In addition, the Fund pays a monthly fee           at
an annual rate of $4.48 per account that is closed plus
certain out-of-pocket expenses.  Certain broker-dealers that maintain shareholder accounts with the Fund through an
omnibus           account provide transfer agent and other
shareholder-related           services that would otherwise be
provided by IMSC if the           individual accounts that
comprise the omnibus account were opened           by their
beneficial owners directly.  IMSC pays such broker-
dealers a per account fee for each open account within the
  omnibus account, or a fixed rate fee (e.g., .10%), based on the average daily net asset value of the omnibus account (or
a           combination thereof).












          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement
with the           Trust, MIMI provides certain administrative
services to the Fund.            As compensation for these
services, the Fund pays MIMI a monthly           fee at the
annual rate of .10% of the Fund's average daily net assets.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of the Fund's           Class B and Class C
shares.

          AUDITORS

               _________________, independent certified public
accountants,           _________________________, has been
selected as auditors for the           Trust.  The audit services
performed by Coopers & Lybrand L.L.P.           include audits of
the annual financial statements of each of the           funds of
the Trust. Other services provided principally relate to filings with the SEC and the preparation of the funds' tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an
unlimited           number of shares of beneficial interest (no
par value per share).            When issued, shares of each
class of the Fund are fully paid,           non-assessable,
redeemable and fully transferable.  No class of           shares
of the Fund has preemptive rights or subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Trustees to create separate series of
shares and to divide any           series into one or more
classes.  The Trustees have authorized           seventeen
series, each of which represents a "fund."  The
Trustees have further authorized the issuance of Classes A, B and
         C for the Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy
China Region           Fund, Ivy Emerging Growth Fund, Ivy Global
Fund, Ivy Growth Fund,           Ivy Growth with Income Fund, Ivy
International Fund, Ivy           International Bond Fund, Ivy
Latin America Strategy Fund, Ivy           Money Market Fund, Ivy
New Century Fund, Ivy Global Science &           Technology Fund,
Ivy Global Natural Resources Fund and Ivy Asia           Pacific
Fund, as well as Classes A, B and I for Ivy Short-Term
Bond Fund; Class I for the Fund, Ivy Bond Fund, Ivy International
         Fund and Ivy Global Science & Technology Fund; and Class
D for           Ivy Growth with Income Fund. [FN][The Class D
shares of Ivy           Growth with Income Fund were initially
issued as "Ivy Growth with           Income Fund -- Class C" to
shareholders of Mackenzie Growth &           Income Fund, a
former series of the Company, in connection with           the
reorganization between the Fund and Ivy Growth with Income
  Fund and not offered for sale to the public.  On February 29,
       1996, the Trustees of the Trust resolved by written
consent to           establish a new class of shares designated
as "Class C" for all           Ivy Fund portfolios (other than
Ivy Short-Term Bond Fund) and to












          redesignate the shares of beneficial interest of "Ivy
Growth with           Income Fund--Class C" as shares of
beneficial interest of "Ivy           Growth with Income Fund--
Class D," which establishment and           redesignation,
respectively, are to become effective on April 30,
1996. The voting, dividend, liquidation and other rights,
 preferences, powers, restrictions, limitations, qualifications, terms and conditions of the Class D shares of Ivy Growth
with           Income Fund, as set forth in Ivy Fund's
Declaration of Trust, as           amended from time to time,
will not be changed by this           redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of the Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          Shareholders of the Fund are entitled to vote alone on
matters           that only affect the Fund.  All classes of
shares of the Fund           will vote together, except with
respect to the separate           distribution plans for the
Fund's Class A, Class B and Class C           shares, or when a
class vote is required by the 1940 Act.  On           matters
relating to all funds of the Trust, but affecting the
funds differently, separate votes by the shareholders of each fund are required.  Approval of an investment advisory
agreement           and a change in fundamental policies would be
regarded as matters           requiring separate voting by the
shareholders of the funds.  If           the Trustees determine
that a matter does not affect the           interests of a Fund,
then the shareholders of that fund will not           be entitled
to vote on that matter.  Matters that affect the           Trust
in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a fund
means the vote of the           lesser of:  (1) 67% of the shares
of the fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of the fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by the funds, the
matter shall           have been effectively acted upon with
respect to each fund if a           majority of the outstanding
voting securities of each fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares












          of the Trust may remove a person serving as trustee
either by           declaration in writing or at a meeting called
for such purpose.            The Trustees are required to call a
meeting for the purpose of           considering the removal of a
person serving as Trustee if           requested in writing to do
so by the holders of not less than 10%           of the
outstanding shares of the Trust.  Shareholders will be
assisted in communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the
Act were           applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of the Fund held personally liable           for the
obligations of the Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.

                                   NET ASSET VALUE

               The share price, or value, for the separate
classes of           shares of the Fund is called the net asset
value per share.  The           net asset value per share of the
Fund is computed by dividing the           value of the assets of
the Fund, less its liabilities, by the           number of shares
of the Fund outstanding.  For purposes of           determining
the aggregate net assets of the Fund, cash and
receivables will be valued at their realizable amounts.  A
  security listed or traded on a recognized stock exchange or
     NASDAQ is valued at its last sale price on the principal
exchange           on which the security is traded.  The value of
a foreign security           is determined in its national
currency as of the normal close of           trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar
equivalent           at the foreign exchange rate in effect at
noon, Eastern time, on           the day the value of the foreign
security is determined.  If no           sale is reported at that
time, the average between the current           bid and asked
price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price.  Interest will
be           recorded as accrued.  Securities and other assets
for which           market prices are not readily available are
valued at fair value           as determined by IMI and approved
in good faith by the Board.            Money market instruments
of the Fund are valued at amortized           cost, which
approximates money market value.

               The Fund's liabilities are allocated between its
classes.            The total of such liabilities allocated to a
class plus that           class's distribution fee and any other
expenses specially           allocated to that class are then
deducted from the class's           proportionate interest in the
Fund's assets, and the resulting           amount for each class
is divided by the number of shares of that           class
outstanding to produce the net asset value per share.

               Portfolio securities are valued and the net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
Eastern Time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On any day when either or both of the Fund's
Custodian or the           Exchange close early as a result of
that day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on that
day by which purchase and redemption requests must           be
received.

               When the Fund writes an option, an amount equal to
the           premium received by the Fund is included in the
Fund's Statement           of Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which the option is traded or, in the absence of a sale, the last offering price.

               The premium paid by the Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of the Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If the Fund exercises a call option that it has purchased, the cost of the security that the Fund purchased
upon           exercise will be increased by the premium
originally paid.

               The sale of Fund shares will be suspended during any period when the determination of its net asset value is
suspended           pursuant to rules or orders of the SEC and
may be suspended by           the Board whenever in its judgment
it is in the best interest of           the Fund to do so.

                                  PORTFOLIO TURNOVER

               The Fund purchases securities that are believed by
IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, the Fund may
purchase and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by the Fund is known as "portfolio
turnover" and may involve           the payment by the Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining the Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded.

                                     REDEMPTIONS

               Shares of the Fund are redeemed at their net asset
value           next determined after a proper redemption request
has been           received by IMSC, less any applicable CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by the
Fund is not reasonably practicable or it           is not
reasonably practicable for the Fund to fairly determine
the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of
shareholders of           the Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of the Fund's shareholders, the
Fund may make           payment for shares repurchased or
redeemed in whole or in part in           securities of the Fund
taken at current values.  If any such           redemption in
kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act. This will require the Fund to redeem with cash at a shareholder's
election           in any case where the redemption involves less
than $250,000 (or           1% of the Fund's net asset value at
the beginning of each 90-day           period during which such
redemptions are in effect, if that           amount is less than
$250,000).  Should payment be made in           securities, the
redeeming shareholder may incur brokerage costs           in
converting such securities to cash.

               Subject to state law restrictions, the Trust may
redeem           those accounts of shareholders who have
maintained an investment,           including sales charges paid,
of less than $1,000 in the Fund for           a period of more
than 12 months.  All accounts below that minimum           will
be redeemed simultaneously when MIMI deems it advisable.
 The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market
fluctuations.            The Trust will notify any such
shareholder by certified mail of           its intention to
redeem such account, and the shareholder shall           have 60
days from the date of such letter to invest such
additional sums as shall raise the value of such account above that minimum.  Should the shareholder fail to forward such
sum           within 60 days of the date of the Trust's letter of
notification,           the Trust will redeem the shares held in
such account and           transmit the redemption in value
thereof to the shareholder.            However, those
shareholders who are investing pursuant to the
Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the
plan for           a period of at least six consecutive months,
and these           shareholders will be given six-months' notice
by the Trust before           such redemption.  Shareholders in a
qualified retirement, pension           or profit sharing plan
who wish to avoid tax consequences must           "rollover" any
sum so redeemed into another qualified plan within           60
days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust           reserves the right to change this minimum or to
terminate the           telephonic redemption privilege without
prior notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions,           the Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.













                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
the Fund           will automatically convert to Class A shares
of the respective           Fund, based on the relative net asset
values per share of the two           classes, no later than the
month following the eighth anniversary           of the initial
issuance of such Class B shares of the Fund           occurs.
For the purpose of calculating the holding period
required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B
shares           were issued, or (2) for Class B shares obtained
through an           exchange, or a series of exchanges, (subject
to the exchange           privileges for Class B shares) the date
on which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Fund.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

               The Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, the Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the Fund's principal business of investing in stock
or securities           (or options and futures with respect to
stock or securities) (the           "30% Limitation"); and (c)
diversify its holdings so that, at the           end of each
fiscal quarter, (i) at least 50% of the market value












          of the Fund's assets is represented by cash, U.S.
Government           securities, the securities of other
regulated investment           companies and other securities,
with such other securities           limited, in respect of any
one issuer, to an amount not greater           than 5% of the
value of the Fund's total assets and 10% of the
outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in
the           securities of any one issuer (other than U.S.
Government           securities and the securities of other
regulated investment           companies).

               As a regulated investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           the Fund must
distribute during each calendar year, (1) at least           98%
of its ordinary income (not taking into account any capital
   gains or losses) for the calendar year, (2) at least 98% of
its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years.  To avoid application of the excise tax, the
Fund intends to make distributions in accordance with the
 calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the Fund in October, November
or December of the           year with a record date in such a
month and paid by the Fund           during January of the
following year.  Such distributions will be           taxable to
shareholders in the calendar year the distributions           are
declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
the Fund for selling a put           or call option is not
included in income at the time of receipt.            If the
option expires, the premium is short-term capital gain to
 the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its
position and           the premium received is short-term capital
gain or loss.  If a           call option written by the Fund is
exercised, thereby requiring           the Fund to sell the
underlying security, the premium will           increase the
amount realized upon the sale of such security and           any
resulting gain or loss will be a capital gain or loss, and












          will be long-term or short-term depending upon the
holding period           of the security.  With respect to a put
or call option that is           purchased by the Fund, if the
option is sold, any resulting gain           or loss will be a
capital gain or loss, and will be long-term or           short-
term, depending upon the holding period of the option.  If
  the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding
period of the           option.  If the option is exercised, the
cost of the option, in           the case of a call option, is
added to the basis of the purchased           security and, in
the case of a put option, reduces the amount           realized
on the underlying security in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which the Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however
foreign currency gains or losses arising from           certain
section 1256 contracts are ordinary in character.  Also,
section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the
Code)           are "marked-to-market" with the result that
unrealized gains or           losses are treated as though they
were realized.

               The transactions in options, futures and forward
contracts           undertaken by the Fund may result in
"straddles" for Federal           income tax purposes.  The
straddle rules may affect the character           of gains or
losses realized by the Fund.  In addition, losses
realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being
taken           into account in calculating the taxable income
for the taxable           year in which such losses are realized.
Because only a few           regulations implementing the
straddle rules have been           promulgated, the consequences
of such transactions to the Fund           are not entirely
clear.  The straddle rules may increase the           amount of
short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

               The Fund may make one or more of the elections
available           under the Code which are applicable to
straddles.  If the Fund           makes any of the elections, the
amount, character and timing of           the recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.













               The 30% Limitation and the diversification
requirements           applicable to the Fund's assets may limit
the extent to which the           Fund will be able to engage in
transactions in options, futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time the Fund
accrues receivables           or liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be
distributed to           its shareholders as ordinary income.  If
section 988 losses           exceed other investment company
taxable income during a taxable           year, the Fund would
not be able to make any ordinary dividend
distributions, or distributions made before the losses were
   realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing
each           shareholder's basis in his or her Fund shares.


          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               The Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If the Fund receives a so-
    called "excess distribution" with respect to PFIC stock, the
Fund           itself may be subject to a tax on a portion of the
excess           distribution, whether or not the corresponding
income is           distributed by the Fund to shareholders.  In
general, under the           PFIC rules, an excess distribution
is treated as having been           realized ratably over the
period during which the Fund held the           PFIC shares.  The
Fund itself will be subject to tax on the           portion, if
any, of an excess distribution that is so allocated           to
prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior
taxable           years.  Certain distributions from a PFIC as
well as gain from           the sale of PFIC shares are treated
as excess distributions.            Excess distributions are
characterized as ordinary income even           though, absent
application of the PFIC rules, certain excess distributions might have been classified as capital gain.













               The Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, the Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by the Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If the Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund in the secondary
market may be treated as           having market discount.
Generally, gain recognized on the           disposition of, and
any partial payment of principal on, a debt           security
having market discount is treated as ordinary income to
the extent the gain, or principal payment, does not exceed the
      "accrued market discount" on such debt security.  In
addition,           the deduction of any interest expenses
attributable to debt           securities having market discount
may be deferred.  Market           discount generally accrues in
equal daily installments.  The Fund           may make one or
more of the elections applicable to debt           securities
having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by the           Fund may be treated as having
acquisition discount, or OID in the           case of certain
types of debt securities.  Generally, the Fund           will be
required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually
when the           debt security matures.  The Fund may make one
or more of the           elections applicable to debt securities
having acquisition           discount, or OID, which could affect
the character and timing of           recognition of income.

               The Fund generally will be required to distribute
dividends           to shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by the Fund.  Cash to pay           such dividends may
be obtained from sales proceeds of securities           held by
the Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by the
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held the Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of the Fund on
the distribution date.            A distribution of an amount in
excess of the Fund's current and           accumulated earnings
and profits will be treated by a shareholder           as a
return of capital which is applied against and reduces the
  shareholder's basis in his or her shares.  To the extent that
the           amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by
the Fund,           such distribution generally will be taxable
even though it           represents a return of invested capital.
Shareholders should be           careful to consider the tax
implications of buying shares just           prior to a
distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
     Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.













          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of the Fund, (2) the shares are disposed of before the
91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or
another           regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by the Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of the Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to the Fund's
shareholders the amount of foreign income           and similar
taxes paid by the Fund.  Pursuant to this election, a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by the           Fund, and will be entitled either to deduct
his or her pro rata












          share of foreign income and similar taxes in computing
his or her           taxable income or to use it as a foreign tax
credit against his           or her U.S. Federal income taxes,
subject to limitations.  No           deduction for foreign taxes
may be claimed by a shareholder who           does not itemize
deductions.  Foreign taxes generally may not be
deducted by a shareholder that is an individual in computing the alternative minimum tax.  Each shareholder will be
notified           within 60 days after the close of the Fund's
taxable year whether           the foreign taxes paid by the Fund
will "pass-through" for that           year and, if so, such
notification will designate (1) the           shareholder's
portion of the foreign taxes paid to each such           country
and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if
the Fund makes the election described in the           preceding
paragraph, the source of the Fund's income flows
through to its shareholders.  With respect to the Fund, gains from the sale of securities generally will be treated as
derived           from U.S. sources and section 988 gains will be
treated as           ordinary income derived from U.S. sources.
The limitation on the           foreign tax credit is applied
separately to foreign source           passive income, including
foreign source passive income received           from the Fund.
In addition, the foreign tax credit may offset           only 90%
of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.

          BACKUP WITHHOLDING

               The Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions, including gross           proceeds from redemption
of the Fund's shares, except in the case           of certain
exempt shareholders.  All such distributions will be
subject to withholding of Federal income tax at a rate of 31%
     ("backup withholding") in the case of non-exempt
shareholders if           (1) the shareholder fails to furnish
the Fund with and to certify           the shareholder's correct
taxpayer identification number or           social security
number, (2) the IRS notifies the shareholder or           the
Fund that the shareholder has failed to report properly
certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so,
the           shareholder fails to certify that he or she is not
subject to           backup withholding.  If the withholding
provisions are           applicable, any such distributions or
proceeds, whether           reinvested in additional shares or
taken in cash, will be reduced           by the amounts required
to be withheld.













               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                               PERFORMANCE INFORMATION

               Comparisons of the Fund's performance may be made
with           respect to various unmanaged indices (including
the TSE 300, S&P           100, S&P 500, Dow Jones Industrial
Average and Major Market           Index) which assume
reinvestment of dividends, but do not reflect
deductions for administrative and management costs.  The Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that
ranks           mutual funds by overall performance, investment
objectives and           assets, or to Wiesenberger Reports.
Lipper Analytical Services           does not include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of the Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific class of shares of the Fund
will be expressed in terms           of the average annual
compounded rate of return that would cause           a
hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending
redeemable           value ("ERV") of such hypothetical
investment on the last day of           the designated period,
according to the following formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.













               For purposes of the above computation for the
Fund, it is           assumed that all dividends and capital
gains distributions made           by the Fund are reinvested at
net asset value in additional           shares of the same class
during the designated period.  In           calculating the
ending redeemable value for Class A shares and           assuming
complete redemption at the end of the applicable period,
the maximum 5.75% sales charge is deducted from the initial
   $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed upon redemption of Class B
shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Fund
do not take into account any           required payments for
federal or state income taxes.            Standardized Return
quotations for Class B shares for periods of           over eight
years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized
   Return quotations are determined to the nearest 1/100 of 1%.

               The Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               In determining the average annual total return for
a           specific Class of shares of the Fund, recurring fees,
if any,           that are charged to all shareholder accounts
are taken into           consideration.  For any account fees
that vary with the size of           the account of the Fund, the
account fee used for purposes of the           following
computations is assumed to be the fee that would be charged to the mean account size of the Fund.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding the Fund's shares with information published for other investment companies
and           other investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of the Fund's shares           and the risks associated
with the Fund's investment objectives












          and policies.  At any time in the future, performance
quotations           may be higher or lower than past performance
quotations and there           can be no assurance that any
historical performance quotation           will continue in the
future.

               The Fund may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,           Boston Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Shareholder, International Fund Monitor,
 Shareholder's Daily, Los Angeles Times, Medical Economics, Miami
         Herald, Money Mutual Fund Forecaster, Mutual Fund
Letter, Mutual           Fund Source Book, Mutual Fund Values,
National Underwriter           Nelson's Director of Investment
Managers, New York Times,           Newsweek, No Load Fund
Shareholder, No Load Fund* X, Oakland           Tribune, Pension
World, Pensions and Investment Age, Personal
Shareholder, Rugg and Steele, Time, U.S. News and World Report,
       USA Today, The Wall Street Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Statement of Assets and Liabilities for the
Fund as of           _________ and the Report of Independent
Accountants are attached           hereto as Appendix B.







































                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Shareholder Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having
extremely           poor prospects of ever attaining any real
investment standing.












               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However,












          it faces major ongoing uncertainties or exposure to
adverse           business, financial or economic conditions
which could lead to           inadequate capacity to meet timely
interest and principal           payments.  The BB rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           BBB- rating.
Debt rated B has a greater vulnerability to default           but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to
pay           interest and repay principal.  The B rating
category is also used           for debt subordinated to senior
debt that is assigned an actual           or implied BB or BB-
rating.  Debt rated CCC has a currently           identifiable
vulnerability to default, and is dependent upon
favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In
the           event of adverse business, financial or economic
conditions, it           is not likely to have the capacity to
pay interest and repay           principal.  The CCC rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           B or B-
rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.
















                                      APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                              AS OF ________
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS


_________________________________________________________________

          IVY INTERNATIONAL VALUE FUND
          STATEMENT OF ASSETS AND LIABILITIES
          _____________, 199_

_________________________________________________________________

          ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    __
      Deferred organization expenses  . . .     ______
                                         -------
Total Assets . . . . . . . . . . .     ______
                                -------
          LIABILITIES
            Due to affiliate  . . . . . . . . . .     ______
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .    $    __

                                                =======
CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .      $ ______
                                                  =======
   Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .      $ ______
                                                  =======
 CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 CLASS I:
            Net asset value, offering price,
               and redemption price per share
               ($10 / 1 share outstanding)  . . .      $ ______
                                                  =======
 NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .    $    __
                                               =======













           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.

                         (See Notes to Financial Statements)





























































_________________________________________________________________

          IVY INTERNATIONAL VALUE FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          ____________, 199_

_________________________________________________________________

          1. ORGANIZATION: Ivy International Value Fund is a
series of           shares of Ivy Fund. The shares of beneficial
interest are           assigned no par value and an unlimited
number of shares of Class           A, Class B, Class C and Class
I are authorized. Ivy Fund was           organized as a
Massachusetts business trust under a Declaration           of
Trust dated December 21, 1983 and is registered under the
 Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
         Organization expenses are being amortized over a five
year period           from January 1, 1997, the commencement date
of operations. Such           organizational expenses have been
paid by MIMI and will be           reimbursed by the Fund.

          Ivy Management, Inc. (IMI), a wholly owned subsidiary
of MIMI, is           the Manager and Investment Adviser of the
Fund.  Currently, IMI           voluntarily limits the Fund's
total operating expenses (excluding           taxes, 12b-1 fees,
brokerage commissions, interest, litigation           and
indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC. Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.















                          IVY GLOBAL NATURAL RESOURCES FUND

                                      series of

                                       IVY FUND

                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                   January 1, 1997


_________________________________________________________________


               Ivy Fund (the "Trust") is a diversified, open-end
management           investment company that currently consists
of seventeen fully           managed portfolios.  This Statement
of Additional Information           ("SAI") describes one of the
portfolios, Ivy Global Natural           Resources Fund (the
"Fund").  The other sixteen portfolios of the           Trust are
described in separate Statements of Additional
Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated
January 1,           1997 (the "Prospectus"), which may be
obtained upon request and           without charge from the Trust
at the Distributor's address and           telephone number
listed below.



                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432
                              Telephone: (800) 777-6472


                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111

















                                  TABLE OF CONTENTS

          INVESTMENT OBJECTIVE AND POLICIES . . . . . . . . . . .
 . . .   4                INVESTING IN NATURAL RESOURCES . . . . .
 . . . . . . . .   4                BANKING INDUSTRY AND SAVINGS
AND LOAN OBLIGATIONS  . . .   5                BORROWING  . . . .
 . . . . . . . . . . . . . . . . . . .   5
COMMERCIAL PAPER . . . . . . . . . . . . . . . . . . . .   6
         CONVERTIBLE SECURITIES . . . . . . . . . . . . . . . . .
 7                DEBT SECURITIES, IN GENERAL  . . . . . . . . .
 . . . . .   8                FOREIGN SECURITIES . . . . . . . . .
 . . . . . . . . . .   8                FORWARD FOREIGN CURRENCY
CONTRACTS . . . . . . . . . . .  11                FOREIGN
CURRENCIES . . . . . . . . . . . . . . . . . . .  12
 INDUSTRY CONCENTRATION . . . . . . . . . . . . . . . . .  12
          PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES . . . .
 .  13                REPURCHASE AGREEMENTS  . . . . . . . . . . .
 . . . . . .  13                WARRANTS . . . . . . . . . . . . .
 . . . . . . . . . . .  13                SMALL COMPANIES  . . . .
 . . . . . . . . . . . . . . . .  14                FUTURES
CONTRACTS  . . . . . . . . . . . . . . . . . . .  14
 COMBINED TRANSACTIONS  . . . . . . . . . . . . . . . . .  18
          RESTRICTED AND ILLIQUID SECURITIES . . . . . . . . . .
 .  18

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  19

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  20

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  21                AUTOMATIC INVESTMENT METHOD  . . . . . .
 . . . . . . . .  22                EXCHANGE OF SHARES . . . . . .
 . . . . . . . . . . . . .  22                     INITIAL SALES
CHARGE SHARES . . . . . . . . . . . .  22
CONTINGENT DEFERRED SALES CHARGE SHARES . . . . . .  23


          LETTER OF INTENT  . . . . . . . . . . . . . . . . . . .
 . . .  26                RETIREMENT PLANS . . . . . . . . . . . .
 . . . . . . . .  27                     INDIVIDUAL RETIREMENT
ACCOUNTS  . . . . . . . . . .  27                     QUALIFIED
PLANS . . . . . . . . . . . . . . . . . .  29
DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
   CHARITABLE ORGANIZATIONS ("403(b)(7)
ACCOUNT")  . . . . . . . . . . . . . . . . . .  30
    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS  . . . . .  30

          REINVESTMENT PRIVILEGE  . . . . . . . . . . . . . . . .
 . . .  30                RIGHTS OF ACCUMULATION . . . . . . . . .
 . . . . . . . .  31                SYSTEMATIC WITHDRAWAL PLAN . .
 . . . . . . . . . . . . .  31                GROUP SYSTEMATIC
INVESTMENT PROGRAM  . . . . . . . . . .  32

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  33

          . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .  35                PERSONAL INVESTMENTS BY EMPLOYEES OF IMI
 . . . . . . . .  39

          COMPENSATION TABLE  . . . . . . . . . . . . . . . . . .
 . . .  40

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  41












               BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
SERVICES . .  41                DISTRIBUTION SERVICES  . . . . .
 . . . . . . . . . . . .  43                     RULE 18F-3 PLAN .
 . . . . . . . . . . . . . . . . .  44                     RULE
12B-1 DISTRIBUTION PLANS . . . . . . . . . . .  45
CUSTODIAN  . . . . . . . . . . . . . . . . . . . . . . .  47
         FUND ACCOUNTING SERVICES . . . . . . . . . . . . . . . .
47                TRANSFER AGENT AND DIVIDEND PAYING AGENT . . .
 . . . . .  47                ADMINISTRATOR  . . . . . . . . . . .
 . . . . . . . . . .  47                AUDITORS . . . . . . . . .
 . . . . . . . . . . . . . . .  48

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  48

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  50

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . .  52

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . .  52

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . .  53

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . .  54                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . .  55                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . .  57

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES  . .
 . . .  57                DEBT SECURITIES ACQUIRED AT A DISCOUNT .
 . . . . . . . .  58                DISTRIBUTIONS  . . . . . . . .
 . . . . . . . . . . . . .  59                DISPOSITION OF
SHARES  . . . . . . . . . . . . . . . . .  59
FOREIGN WITHHOLDING TAXES  . . . . . . . . . . . . . . .  60
         BACKUP WITHHOLDING . . . . . . . . . . . . . . . . . . .
61

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . .  62                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . .  62                     OTHER QUOTATIONS,
COMPARISONS AND GENERAL                          INFORMATION  . .
 . . . . . . . . . . . . . . .  63

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . .  64

          APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . .  65

          APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                              AS OF _______
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . .  68
















                          INVESTMENT OBJECTIVE AND POLICIES

               The Fund has its own investment objective and
policies,           which are described in the Prospectus under
the captions           "Investment Objective and Policies" and
"Risk Factors and           Investment Techniques."  Additional
information regarding the           characteristics and risks
associated with the Fund's investment           techniques is set
forth below.

          INVESTING IN NATURAL RESOURCES

               Since the Fund normally invests a substantial
portion of its           assets in securities of companies
engaged in natural resources           activities, the Fund may
be subject to greater risks and market           fluctuations
than funds with more diversified portfolios.  The           value
of the Fund's securities will fluctuate in response to
market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a
particular           issuer is involved.  The values of natural
resources may also           fluctuate directly with respect to
real and perceived           inflationary trends and various
political developments.

               The Fund's investments in precious metals (such as
gold) and           other physical commodities are subject to
special risk           considerations, including substantial
price fluctuations over           short periods of time.  On the
other hand, investments in           precious metals coins or
bullion could help to moderate           fluctuations in the
value of the Fund's portfolio, since the           prices of
precious metals have at times tended not to fluctuate
as widely as shares of issuers engaged in the mining of precious metals.  Because precious metals and other commodities do
not           generate investment income, however, the return on
such           investments will be derived solely from the gains
and losses           realized by the Fund upon their sale.  The
Fund may also incur           storage and other costs relating to
its investments in precious           metals and other
commodities, which costs may, under certain
circumstances, exceed the custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, IMI currently intends
that           it will only be in a form that is readily
marketable and that it           will be delivered to and stored
with the Fund's custodian.

               Natural resource industries throughout the world
may be           subject to greater political, environmental and
other           governmental regulation than many other
industries.  Changes in           governmental policies and the
need for regulatory approvals may           have an adverse
effect on the products and services of natural
resources companies.  For example, the exploration, development and distribution of coal, oil and gas in the United States
are           subject to significant Federal and state
regulation, which may           affect rates of return on such
investments and the kinds of           services that may be
offered to companies in those industries.            In addition,
many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations.  Such regulations may
also hamper           the development of new technologies.  The
direction, type or           effect of any future regulations
affecting natural resource           industries are virtually
impossible to predict.

               To take advantage of potential growth
opportunities, the           Fund might have significant
investments in companies with           relatively small market
capitalization.  Securities of smaller           companies may be
subject to more abrupt or erratic market           movements than
the securities of larger more established           companies,
both because they tend to be traded in lower volume           and
because the companies are subject to greater business risk.

               Under certain economic, financial and political
conditions,           the Fund may be invested heavily in foreign
securities.            Investing in securities of foreign issuers
and denominated in           foreign currencies involves risks
not typically associated with           investing in United
States securities, including fluctuations in           foreign
exchange rates, exposure to adverse political and
economic developments and the possible imposition of exchange controls and related restrictions. Finally, competition is intense for many natural resource companies.  As a result,
the           value of the securities issues by such companies
may to subject           to increased share price volatility.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument on           maturity).  In addition to investing
in certificates of deposit           and bankers' acceptances,
the Fund may invest in time deposits in           banks or
savings and loan associations.  Time deposits are
generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of
$1           billion and (ii) U.S. banks which do not meet the $1
billion           asset requirement, if the principal amount of
such obligation is           fully insured by the Federal Deposit
Insurance Corporation (the           "FDIC").  The Fund's
investments in certificates of deposit of           savings
associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

          BORROWING

               Borrowing may exaggerate the effect on the Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest












          costs (which may include commitment fees and/or the
cost of           maintaining minimum average balances).
Although the principal of           the Fund's borrowings will be
fixed, the Fund's assets may change           in value during the
time a borrowing is outstanding, thus           increasing
exposure to capital risk. All borrowings will be repaid before any additional investments are made.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  The
Fund may invest in           commercial paper that is rated A-1
by Standard & Poor's           Corporation ("S&P") or Prime-1 by
Moody's Shareholders Service,           Inc. ("Moody's") or, if
not rated by Moody's or S&P, is issued by           companies
having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When these securities are held to maturity, the payment of
principal and           interest is unconditionally guaranteed by
the U.S. Government,           and thus they are of the highest
possible credit quality.  U.S.           Government securities
that are not held to maturity are subject           to variations
in market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to normal
principal amortization and           may be prepaid prior to
maturity.  Prepayment rates vary widely           and may be
affected by changes in market interest rates.  In
periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of
the           security.  Conversely, when interest rates are
rising, the rate           of prepayments tends to decrease,
thereby lengthening the actual           average life of the
security (and increasing the security's price
volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the
        original yield on the certificates.  Due to the
prepayment           feature and the need to reinvest prepayments
of principal at












          current rates, GNMA certificates can be less effective
than           typical bonds of similar maturities at "locking
in" yields during           periods of declining interest rates.
GNMA certificates may           appreciate or decline in market
value during periods of declining           or rising interest
rates, respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury.  However, they involve Federal
sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's
right to           borrow from the Treasury; some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer; others are
supported only by the credit of the issuing           government
agency or instrumentality.  These agencies and
instrumentalities include, but are not limited to, Federal Land
       Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
        Loan Banks, Federal National Mortgage Association, and
Student           Loan Marketing Association.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying           equity, however, so
that the price decline of a convertible           security may
sometimes be less substantial than that of the underlying equity security.

               The Fund may invest in convertible securities,
such as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which the Fund may
invest           include preferred stock that may be converted or
exchanged at a           stated or determinable exchange ratio
into underlying shares of           common stock.  The exchange
ratio for any particular convertible           security may be
adjusted from time to time due to stock splits,
dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt
securities and           convertible preferred stocks, until
converted, have general           characteristics similar to both
debt and equity securities.            Although to a lesser
extent than with debt securities generally,           the market
value of convertible securities tends to decline as
interest rates increase and, conversely, tends to increase as interest rates decline.  In addition, because of the
conversion           or exchange feature, the market value of
convertible securities           typically changes as the market
value of the underlying common           stock changes, and,
therefore, also tends to follow movements in












          the general market for equity securities.  A unique
feature of           convertible securities is that as the market
price of the           underlying common stock declines,
convertible securities tend to           trade increasingly on a
yield basis, and so may not experience           market value
declines to the same extent as the underlying common
stock.  When the market price of the underlying common stock increases, the price of a convertible security tends to rise
as a           reflection of the value of the underlying common
stock, although           typically not as much as the price of
the underlying common           stock.  While no securities
investments are without risk,           investments in
convertible securities generally entail less risk           than
investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income.  Of
course, like all debt           securities, there can be no
assurance of income or principal           payments because the
issuers of the convertible securities may           default on
their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are           senior in right of payment to all
equity securities, and           convertible preferred stock is
senior to common stock, of the           same issuer.  However,
convertible bonds and convertible           preferred stock
typically have lower coupon rates than similar           non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income

          DEBT SECURITIES, IN GENERAL

                Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its           obligations
on interest or principal payments at the time called for by the debt instrument.

          FOREIGN SECURITIES

               The Fund may invest in debt securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Eurodollar           securities, sponsored and
unsponsored American Depository           Receipts ("ADRs"), and
debt securities issued, assumed or           guaranteed by
foreign governments or political subdivisions or












          instrumentalities thereof.  Shareholders should
consider           carefully the substantial risks involved in
investing in           securities issued by companies and
governments of foreign           nations, which are in addition
to the usual risks inherent in the           Fund's domestic
investments.

               Although the Fund intends to invest only in
nations that IMI           considers to have relatively stable
and friendly governments,           there is the possibility of
expropriation, nationalization or           confiscatory
taxation, taxation of income earned in a foreign
country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer
currency from a           given country), default in foreign
government securities,           political or social instability
or diplomatic developments that           could affect
investments in securities of issuers in those           nations.
In addition, in many countries there is less publicly
available information about issuers than is available for U.S.
      companies.  For example, ownership of unsponsored ADRs may
not           entitle the owner to financial or other reports
from the issuer           to which it might otherwise be entitled
as the owner of a           sponsored ADR.  Moreover, foreign
companies are not generally           subject to uniform
accounting, auditing and financial reporting           standards,
and auditing practices and requirements may not be
comparable to those applicable to U.S. companies.  In many
  foreign countries, there is less government supervision and regulation of business and industry practices, stock
exchanges,           brokers and listed companies than in the
United States.  Foreign           securities transactions may
also be subject to higher brokerage           costs than domestic
securities transactions.  The foreign           securities
markets of many of the countries in which the Fund may
invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.  In
addition,           the Fund may encounter difficulties or be
unable to pursue legal           remedies and obtain judgment in
foreign courts.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions, making
it difficult to conduct           such transactions.  Delays in
settlement could result in           temporary periods when
assets of the Fund are uninvested and are           earning no
return.  The inability of the Fund to make intended
security purchases due to settlement problems could cause the
     Fund to miss attractive investment opportunities.  Further,
the           inability to dispose of portfolio securities due to
settlement           problems could result either in losses to
the Fund because of           subsequent declines in the value of
the portfolio security or, if           the Fund has entered into
a contract to sell the security, in           possible liability
to the purchaser.  Fixed commissions on some           foreign
securities exchanges are generally higher than negotiated
 commissions on U.S. exchanges, although IMI will endeavor to achieve the most favorable net results on the Fund's
portfolio           transactions.  In addition, the Fund may
encounter difficulties           or be unable to pursue legal
remedies and obtain judgment in












          foreign courts.  It may be more difficult for the
Fund's agents           to keep currently informed about
corporate actions such as stock           dividends or other
matters that may affect the prices of           portfolio
securities.  Communications between the United States
and foreign countries may be less reliable than within the United
         States, thus increasing the risk of delayed settlements
of           portfolio transactions or loss of certificates for
portfolio           securities.  Moreover, individual foreign
economies may differ           favorably or unfavorably from the
United States economy in such           respects as growth of
gross national product, rate of inflation,           capital
reinvestment, resource self-sufficiency and balance of
payments position.  IMI seeks to mitigate the risks to the Fund associated with the foregoing considerations through
investment           variation and continuous professional
management.

               INVESTING IN EMERGING MARKETS.  Investments in
companies           domiciled in developing countries may be
subject to potentially           higher risks than investments in
developed countries.  These           risks include (i) less
social, political and economic stability;           (ii) the
small current size of the markets for such securities
and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price
volatility;           (iii) certain national policies that may
restrict the Fund's           investment opportunities, including
restrictions on investment in           issuers or industries
deemed sensitive to national interests;           (iv) foreign
taxation; (v) the absence of developed structures
governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence,
until           relatively recently in certain Eastern European
countries, of a           capital market structure or market-
oriented economy; (vii) the           possibility that recent
favorable economic developments in           Eastern Europe may
be slowed or reversed by unanticipated           political or
social events in such countries; and (viii) the
possibility that currency devaluations could adversely affect the value of the Fund's investments.  Further, many emerging
markets           have experienced and continue to experience
high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain           Eastern European countries.  To the
extent of the Communist           Party's influence, investments
in such countries are exposed to           risks of
nationalization, expropriation and confiscatory
taxation.  The communist governments of a number of Eastern
   European countries expropriated large amounts of private
property           in the past, in many cases without adequate
compensation, and           there can be no assurance that such
expropriation will not occur           in the future.  In the
event of such expropriation, the Fund           could lose a
substantial portion of any investments it has made           in
the affected countries.  Further, few (if any) accounting
 standards exist in Eastern European countries.  Finally, even though certain Eastern European currencies may be
convertible           into U.S. dollars, the conversion rates may
be artificial in           relation to the actual market values
and may be adverse to the












          Fund's Shareholders.

               Certain Eastern European countries that do not
have market           economies are characterized by an absence
of developed legal           structures governing private and
foreign investments and private           property.  In addition,
certain countries require governmental           approval prior
to investments by foreign persons, or limit the           amount
of investment by foreign persons in a particular company,
 or limit the investment of foreign persons to only a specific class of securities of a company that may have less
advantageous           terms than securities of the company
available for purchase by           nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of the
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to
 the custody of the Fund's cash and securities, the Fund's
  investment in such countries may be limited or may be required
to           be effected through intermediaries.  The risk of
loss through           governmental confiscation may also be
increased in such           countries.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward contract is an obligation to purchase or
sell a           specific currency for an agreed price at a
future date (usually           less than a year), and typically
is individually negotiated and           privately traded by
currency traders and their customers.  A           forward
contract generally has no deposit requirement, and no
commissions are charged at any stage for trades.  Although
  foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between
the           price at which they are buying and selling various
currencies.            Although these contracts are intended to
minimize the risk of           loss due to a decline in the value
of the hedged currencies, at           the same time, they tend
to limit any potential gain which might           result should
the value of such currencies increase.

               While the Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for the Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between the Fund's portfolio holdings of
securities denominated in a particular currency and forward
   contracts entered into by the Fund.  An imperfect correlation
of           this type may prevent the Fund from achieving the
intended hedge           or expose the Fund to the risk of
currency exchange loss.

               The Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds












          the value of the Fund's portfolio securities or other
assets           denominated in that currency.  Further, the Fund
generally will           not enter into a forward contract with a
term of greater than one           year.

               To the extent required by applicable law, the Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, the Fund may either accept or           make
delivery of the currency specified in the contract, or,
prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting position.
      Closing purchase transactions with respect to forward
contracts           are usually effected with the currency trader
who is a party to           the original forward contract.

          FOREIGN CURRENCIES

               Investment in foreign securities usually will
involve           currencies of foreign countries.  In addition,
the Fund may           temporarily hold funds in bank deposits in
foreign currencies           during the development of its
various investment programs.  To           the extent this is so,
the value of the assets of the Fund as           measured in U.S.
dollars may be affected favorably or unfavorably           by
changes in foreign currency exchange rates and exchange
control regulations.  The Fund may also incur currency conversion costs.  Although foreign exchange dealers do not charge
a fee for           conversion, they do realize a profit based on
the difference (or           "spread") between the prices at
which they are buying and selling           various currencies.
Thus, a dealer may offer to sell a foreign           currency to
the Fund at one rate, while offering a lesser rate of
exchange should the Fund desire to resell that currency to the dealer.  The Fund will usually conduct its foreign currency exchange transactions either on a spot (i.e., cash)
basis at the           spot rate prevailing in the foreign
currency exchange market, or           through entering into
forward contracts to purchase or sell           foreign
currencies (see "Forward Foreign Currency Contracts," above).

               Because the Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in the U.S. markets.  The           Fund's share price
will reflect the movements of both the           different stock
and bond markets in which it is invested and of           the
currencies in which the investments are denominated.  The
 strength or weakness of the U.S. dollar against foreign currencies may account for part of the Fund's investment performance. U.S. and foreign securities markets do not always move in step with each other, and the total returns from different markets may vary significantly.

          INDUSTRY CONCENTRATION













               Because the Fund normally focuses its investments
in           particular industries, the value of the Fund's
shares may be more           susceptible to factors affecting
those industries.  For example,           rapid scientific or
technological advances in a particular           industry are
likely to render existing products in that industry
obsolete.  In addition, many companies are subject to government regulations that may limit rates of return and slow the
general           pace of development, causing increased
competition among such           companies and their stock prices
to be more volatile.

          PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES

               Commodities trading is generally considered a
speculative           activity.  For example, prices of precious
metals are affected by           factors such as cyclical
economic conditions, political events           and monetary
policies of various countries.  Accordingly, markets
for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices
overall           are rising.  Investments in physical
commodities may also present           practical problems of
delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

               Under current U.S. tax law, the Fund may not
receive more           than 10% of its yearly income from gains
resulting from selling           precious metals or any other
physical commodity.  Accordingly,           the Fund may be
required to hold its precious metals or sell them           at a
loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which
the Fund           buys a money market instrument and obtains a
simultaneous           commitment from the seller to repurchase
the instrument at a           specified time and at an agreed-
upon yield.  Under guidelines           approved by the Trust's
Board of Trustees (the "Board"), the Fund           is permitted
to enter into repurchase agreements only if the
repurchase agreements are at least fully collateralized with U.S.
         Government securities or other securities that the
Fund's           investment adviser has approved for use as
collateral for           repurchase agreements, and the
collateral must be marked-to-          market daily.  The Fund
will enter into repurchase agreements           only with banks
and broker-dealers deemed to be creditworthy by           the
Fund's investment adviser under guidelines approved by the
  Board.  In the unlikely event of failure of the executing bank
or           broker-dealer, the Fund could experience some delay
in obtaining           direct ownership of the underlying
collateral and might incur a           loss if the value of the
security should decline, as well as           costs in disposing
of the security.

          WARRANTS

               The holder of a warrant has the right, until the warrant












          expires, to purchase a given number of shares of a
particular           issuer at a specified price.  Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in tandem with the prices of the
underlying securities, and are therefore considered speculative investments.  Warrants pay no dividends and confer no
rights           other than a purchase option.  Thus, if a
warrant held by the           Fund were not exercised by the date
of its expiration, the Fund           would lose the entire
purchase price of the warrant.  The Fund's           investments
in warrants will not exceed 5% of the value of its           net
assets.

          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with           investing in larger, more
established companies.  For example,           the securities of
smaller companies may be subject to more abrupt           or
erratic market movements, because they tend to be thinly
traded and are subject to a greater degree to changes in the issuer's earnings and prospects.  Transaction costs in
smaller           company stocks also may be higher than those of
larger companies.

          FUTURES CONTRACTS

               GENERAL.  The Fund may enter into futures
contracts for           hedging purposes.  A futures contract
provides for the future           sale by one party and purchase
by another party of a specified           quantity of a commodity
at a specified price and time.  When a           purchase or sale
of a futures contract is made by the Fund, the           Fund is
required to deposit with its custodian (or broker, if
legally permitted) a specified amount of cash or U.S. Government securities ("initial margin").  The margin required for a
futures           contract is set by the exchange on which the
contract is traded           and may be modified during the term
of the contract.  The initial           margin is in the nature
of a performance bond or good faith           deposit on the
futures contract which is returned to the Fund           upon
termination of the contract, assuming all contractual
obligations have been satisfied.  A futures contract held by the
        Fund is valued daily at the official settlement price of
the           exchange on which it is traded.  Each day the Fund
pays or           receives cash, called "variation margin," equal
to the daily           change in value of the futures contract.
This process is known           as "marking to market."
Variation margin does not represent a           borrowing or loan
by the Fund but is instead a settlement between           the
Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily net asset value, the Fund will mark-to-market its open futures position.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,












          underlying security or index, and delivery month).  If
an           offsetting purchase price is less than the original
sale price,           the Fund generally realizes a capital gain,
or if it is more, the           Fund generally realizes a capital
loss.  Conversely, if an           offsetting sale price is more
than the original purchase price,           the Fund generally
realizes a capital gain, or if it is less, the           Fund
generally realizes a capital loss.  The transaction costs
 must also be included in these calculations.  When purchasing a futures contract, the Fund will maintain with its
Custodian (and           mark-to-market on a daily basis) cash or
liquid securities that,           when added to the amounts
deposited with a futures commission           merchant ("FCM") as
margin, are equal to the market value of the           futures
contract.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract.

               The Fund will only enter into futures contracts
which are           standardized and traded on a U.S. or foreign
exchange, board of           trade, or similar entity or quoted
on an automated quotation           system.  The Fund will not
enter into a futures contract if,           immediately
thereafter, the aggregate initial margin deposits for
futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which
any such           positions are "in-the-money," would exceed 5%
of the liquidation           value of the Fund's portfolio (or
the Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which
the Fund may enter           into futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  The Fund may
engage in           foreign currency futures contracts for
hedging purposes.  A           foreign currency futures contract
provides for the future sale by           one party and purchase
by another party of a specified quantity           of a foreign
currency at a specified price and time.

               RISKS ASSOCIATED WITH FUTURES.  There are several
risks           associated with the use of futures contracts as
hedging           techniques.  A purchase or sale of a futures
contract may result           in losses in excess of the amount
invested in the futures           contract.  There can be no
guarantee that there will be a           correlation between
price movements in the hedging vehicle and in           the
Fund's portfolio securities being hedged.  In addition, there are significant differences between the securities and
futures           markets that could result in an imperfect
correlation between the           markets, causing a given hedge
not to achieve its objectives.












          The degree of imperfection of correlation depends on circumstances such as variations in speculative market
demand for           futures on securities, including technical
influences in futures           trading, and differences between
the financial instruments being           hedged and the
instruments underlying the standard contracts           available
for trading in such respects as interest rate levels,
maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of
skill and           judgment, and even a well-conceived hedge may
be unsuccessful to           some degree because of market
behavior or unexpected interest           rate trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may           work to prevent
the liquidation of unfavorable positions.  For           example,
futures prices have occasionally moved to the daily
limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions
and           subjecting some holders of futures contracts to
substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when the Fund seeks to close out a
futures position, and           the Fund would remain obligated
to meet margin requirements until           the position is
closed.  In addition, there can be no assurance           that an
active secondary market will continue to exist.

               Currency futures contracts may be traded on
foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions in the
United States; may not involve a           clearing mechanism and
related guarantees; and are subject to the           risk of
governmental actions affecting trading in, or the prices
of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign
political, legal           and economic factors, (ii) lesser
availability than in the United           States of data on which
to make trading decisions, (iii) delays           in the Fund's
ability to act upon economic events occurring in
foreign markets during non business hours in the United States,
       (iv) the imposition of different exercise and settlement
terms           and procedures and margin requirements than in
the United States,           and (v) lesser trading volume.

               RISKS OF SECURITIES INDEX FUTURES.  The Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures markets as well as in the












          securities markets and to select the proper type, time
and           duration of hedges.  The skills necessary for
successful use of           hedges are different from those used
in the selection of           individual stocks.

               The Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Insofar as
such securities do not duplicate the components of an
index, the correlation probably will not be perfect. Consequently, the Fund will bear the risk that the prices of the securities being hedged will not move in the same amount
as the           hedging instrument.  This risk will increase as
the composition           of the Fund's portfolio diverges from
the composition of the           hedging instrument.

               Although the Fund intends to establish positions
in these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular futures position.  Trading           could be
interrupted, for example, because of supply and demand
imbalances arising from a lack of either buyers or sellers.  In addition, the futures exchanges may suspend trading after
the           price has risen or fallen more than the maximum
amount specified           by the exchange.  In some cases, the
Fund may experience losses           as a result of its inability
to close out a position, and it may           have to liquidate
other investments to meet its cash needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price,
the Fund generally realizes a capital gain, or if it is more, the
         Fund generally realizes a capital loss.  Conversely, if
an           offsetting sale price is more than the original
purchase price,           the Fund generally realizes a capital
gain, or if it is less, the           Fund generally realizes a
capital loss.  The transaction costs           must also be
included in these calculations.

               The Fund will only enter into index futures
contracts that           are standardized and traded on a U.S. or
foreign exchange or           board of trade, or similar entity,
or quoted on an automated           quotation system.  The Fund
will use futures contracts only for           "bona fide hedging"
purposes, as such term is defined in           applicable
regulations of the CFTC.

               When purchasing an index futures contract, the
Fund will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with a futures commission merchant












          ("FCM") as margin, are equal to the market value of the
futures           contract.

               When selling an index futures contract, the Fund
will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with an FCM as margin, are equal           to the
market value of the instruments underlying the contract.
 Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an
index           futures contract, a portfolio with a volatility
substantially           similar to that of the index on which the
futures contract is           based).

          COMBINED TRANSACTIONS

               The Fund may enter into multiple transactions,
including           multiple options transactions, multiple
futures transactions,           multiple currency transactions
(including forward currency           contracts) and multiple
interest rate transactions and some           combinations of
futures, options, currency and interest rate
transactions ("component" transactions), instead of a single transaction, as part of a single or combined strategy when,
in           the opinion of IMI, it is in the best interests of
the Fund to do           so.  A combined transaction will usually
contain elements of risk           that are present in each of
its component transactions.  Although           combined
transactions are normally entered into based on IMI's
judgment that the combined strategies will reduce risk or
 otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will
instead           increase such risks or hinder achievement of
the management           objective.

          RESTRICTED AND ILLIQUID SECURITIES

               Restricted securities may be sold only in
privately           negotiated transactions or in a public
offering with respect to           which a registration statement
is in effect under the Securities           Act of 1933.  Where a
registration statement is required, the           Fund may be
required to bear all or part of the registration
expenses.  Issuers of restricted securities may not be subject to the disclosure and other investor protection
requirements that           would apply if their securities were
publicly traded.  There may           also be a lapse of time
between the Fund's decision to sell a           restricted or
illiquid security and the point at which the Fund           is
permitted or able to do so.  If, during such a period, adverse market conditions were to develop, the Fund might obtain a
less           favorable price than the price that prevailed when
it decided to           sell.  Since it is not possible to
predict with assurance that           the market for securities
eligible for resale under Rule 144A           will continue to be
liquid, the Fund will monitor each of its           investments
in these securities, focusing on factors such as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities.

                               INVESTMENT RESTRICTIONS

               The Fund's investment objective, as set forth in
the           Prospectus under "Investment Objectives and
Policies," and the           investment restrictions set forth
below are fundamental policies           of the Fund and may not
be changed without the approval of a           majority (as
defined in the 1940 Act) of the Fund's outstanding voting shares. Under these restrictions, the Fund may not:

               (i)       with respect to 75% of its total assets,
purchase                          the securities of any one
issuer, other than                          securities issued by
the U.S. Government or its                          agencies or
instrumentalities, if immediately                          after
such purchase more than 5% of the value of
 the total assets of the Fund would be invested in
         securities of such issuer, or if immediately after
                  such purchase the Fund would own more than 10%
of                          the outstanding voting securities of
such issuer;

               (ii)      invest in real estate, real estate
mortgage loans                          or interests in oil, gas
and/or mineral                          exploration or
development programs, although the                          Fund
may (a) purchase and sell marketable
securities of issuers which are secured by real
      estate, (b) purchase and sell securities of
        issuers that invest or deal in real estate, (c)
              purchase and sell securities of issuers that
                 invest in oil, gas and/or mineral exploration or
                        development programs, (d) enter into
forward                          foreign currency contracts as
described in the                          Fund's prospectus, and
(e) write or buy puts,                          calls, straddles
or spreads and may invest in                          commodity
futures contracts and options on futures contracts;

               (iii)     make investments in securities for the
purpose of                          exercising control over or
management of the                          issuer;

               (iv)      purchase securities on margin, except
such short-                         term credits as are necessary
for the clearance of                          transactions, but
the Fund may make margin                          deposits in
connection with transactions in                          options,
futures and options on futures;

               (v)       make loans, except this restriction
shall not                          prohibit (a) the purchase and
holding of a portion                          of an issue of
publicly distributed debt securi-                         ties,
(b) the entry into repurchase agreements with banks or broker-dealers, or (c) the lending of the Fund's portfolio securities in
accordance                          with applicable guidelines
established by the                          Securities and
Exchange Commission (the "SEC") and                          any
guidelines established by the Trust's
Trustees;

               (vi)      borrow money, except as a temporary
measure for                          extraordinary or emergency
purposes, and provided                          that the Fund
maintains asset coverage of 300% for                          all
borrowings;

               (vii)     act as an underwriter of securities,
except to the                          extent that, in connection
with the sale of                          securities, it may be
deemed to be an underwriter                          under
applicable securities laws;

               (viii)    make an investment in securities of
companies in                          any one industry (except
obligations of domestic                          banks or the
U.S. Government, its agencies,
authorities, or instrumentalities) if such
 investment would cause investments in such
  industry to exceed 25% of the market value of the
          Fund's total assets at the time of such
        investment; or

               (ix)      issue senior securities, except as
appropriate to                          evidence indebtedness
which it is permitted to                          incur, and
except to the extent that shares of the
separate classes or series of the Trust may be
     deemed to be senior securities; provided that
         collateral arrangements with respect to currency-
                related contracts, futures contracts, options or
                       other permitted investments, including
deposits of                          initial and variation
margin, are not considered                          to be the
issuance of senior securities for
purposes of this restriction.

               Under the 1940 Act, the Fund is permitted, subject
to the           above investment restrictions, to borrow money
only from banks.            Further, the Fund has no current
intention of lending portfolio           securities.

                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional
restrictions           which are not fundamental and which may be
changed without           shareholder approval, to the extent
permitted by applicable law,           regulation or regulatory
policy.  Under these restrictions, the           Fund may not:

               (i)       sell securities short, except for short
sales                          "against the box";

               (ii)      purchase or sell interests in oil, gas
or mineral












                         leases (other than securities of
companies that                          invest in or sponsor such
programs);

               (iii)     purchase securities of other investment
companies,                          except in connection with a
merger, consolidation                          or sale of assets,
and except that it may purchase                          shares
of other investment companies subject to such restrictions as may be imposed by the
 Investment Company Act of 1940 and rules thereunder;

               (iv)      participate on a joint or a joint and
several                          basis in any trading account in
securities.  The                          "bunching" of orders of
the Fund and of other                          accounts under the
investment management of the                          Fund's
investment adviser, Mackenzie Financial
Corporation (the "Investment Adviser")  for the
      sale or purchase of portfolio securities shall not
               be considered participation in a joint securities
                       trading account; or

               (v)       invest more than 15% of its net assets
taken at                          market value at the time of
investment in                          "illiquid securities."
Illiquid securities may                          include
securities subject to legal or contractual
 restrictions on resale (including private
 placements), repurchase agreements maturing in
      more than seven days, certain options traded over
              the counter that the Fund has purchased,
             securities being used to cover certain options
                  that a fund has written, securities for which
                      market quotations are not readily
available, or                          other securities which
legally or in IMI's                          opinion, subject to
the Board's supervision, may                          be deemed
illiquid, but shall not include any
instrument that, due to the existence of a trading
         market, to the Fund's compliance with certain
             conditions intended to provide liquidity, or to
                   other factors, is liquid.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or           describes a
policy regarding quality standards, such percentage
limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered
into.            Accordingly, if a percentage limitation is
adhered to at the time           of investment, a later increase
or decrease in the percentage           which results from
circumstances not involving any affirmative           action by
the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES












               The Trust offers and (except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds other than the Fund whose shares
are distributed by Ivy           Mackenzie Distributors, Inc.
("IMDI") (formerly known as           Mackenzie Ivy Funds
Distribution, Inc.).  These funds are:  Ivy           Bond Fund,
Ivy Growth Fund, Ivy Growth with Income Fund, Ivy
Emerging Growth Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
         Global Fund, Ivy International Fund, Ivy Latin America
Strategy           Fund, Ivy New Century Fund, Ivy International
Bond Fund, Ivy           Short-Term Bond Fund, Ivy Money Market
Fund, Ivy Global Science &           Technology Fund, Ivy
International Value Fund and Ivy Asia           Pacific Fund (the
other sixteen series of the Trust); and           Mackenzie
California Municipal Fund, Mackenzie Limited Term
Municipal Fund, Mackenzie National Municipal Fund and Mackenzie
       New York Municipal Fund (the four series of Mackenzie
Series           Trust)(collectively, with the Fund, the "Ivy
Mackenzie Funds").            Shareholders should obtain a
current prospectus for these funds           before exercising
any right or privilege that may relate to them.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method is available for
Class A,           Class B and Class C shares.  The minimum
initial and subsequent           investment pursuant to this plan
is $50 per month (except in the           case of a tax qualified
retirement plan for which the minimum           initial and
subsequent investment is $25 per month).  A           shareholder
may terminate the Automatic Investment Method at any
time upon delivery to Ivy Mackenzie Services Corp. ("IMSC")
   (formerly known as Mackenzie Ivy Investor Services Corp.) of telephone instructions or written notice from the
shareholder.            See "Automatic Investment Method" in the
Account Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
the Fund           have an exchange privilege with certain other
Ivy Mackenzie           Funds.  Before effecting an exchange,
shareholders of the Fund           should obtain and read the
currently effective prospectus for the           Ivy or Mackenzie
Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus (in
the case of funds other than Ivy Money Market           Fund) an
amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.  (The additional sales charge will
be waived           for outstanding Class A shares that have been
invested for a           period of 12 months or longer.)  Class A
shareholders may also           exchange their Class A shares for
Class A shares of Ivy Money           Market Fund (no initial
sales charge will be assessed at the time           of such an
exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES

               CLASS A:  Class A shareholders may exchange their
Class A           shares that are subject to a contingent
deferred sales charge           ("CDSC"), as described in the
Prospectus ("outstanding Class A           shares"), for Class A
shares of another Ivy or Mackenzie Fund           ("new Class A
shares") on the basis of the relative net asset           value
per Class A share, without the payment of any CDSC that
would otherwise be due upon the redemption of the outstanding
     Class A shares.  Class A shareholders of the Fund exercising
the           exchange privilege will continue to be subject to
the Fund's CDSC           period following an exchange if such
schedule is higher (or such           period is longer) than the
CDSC period, if any, applicable to the           new Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of           another Ivy or Mackenzie Fund ("new Class B
shares") on the basis           of the relative net asset value
per Class B share, without the           payment of any CDSC that
would otherwise be due upon the           redemption of the
outstanding Class B shares.  Class B           shareholders of
the Fund exercising the exchange privilege will
continue to be subject to the Fund's CDSC schedule (or period)
      following an exchange if such schedule is higher (or such
period           is longer) than the CDSC schedule (or period)
applicable to the           new Class B shares.

               Class B shares of the Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to the Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of the Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth












          with Income Fund, Ivy Emerging Growth Fund, Ivy
International           Fund, Ivy China Region Fund, Ivy Latin
America Strategy Fund, Ivy           New Century Fund, Ivy
International Bond Fund, Ivy Bond Fund, Ivy           Canada
Fund, Ivy Global Science & Technology Fund, Ivy
International Value Fund, Ivy Asia Pacific Fund, Mackenzie
  California Municipal Fund, Mackenzie National Municipal Fund
and           Mackenzie New York Municipal Fund ("Table 1
Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Ivy Short-Term Bond Fund and
Mackenzie Limited Term           Municipal Fund ("Table 2
Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the












          investor will be deemed to have held the new Class B
shares for           five years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1           Fund
("new Class B shares") after having held the outstanding
Class B shares for two years.  The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held
for two           years would not be deducted at the time of the
exchange.  If,           three years later, the investor redeems
the new Class B shares, a           2% CDSC will be assessed upon
the redemption because by "tacking"           the two year
holding period of the outstanding Class B shares           onto
the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares
for           five years.

               CLASS C.  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.            (Class C
shares are subject to a CDSC of 1% if redeemed within one year of the date of purchase.)

               ALL CLASSES.  The minimum amount which may be
exchanged into           an Ivy Mackenzie Fund in which shares
are not already held is           $1,000.  No exchange out of the
Fund (other than by a complete           exchange of all Fund
shares) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.
Exchanges are available only in states where the exchange can legally be made.

               Each exchange will be made on the basis of the
relative net           asset values per share of the Fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           or a properly executed
request. Exchanges, whether written or           telephonic, must
be received by IMSC by the close of regular           trading on
the Exchange (normally 4:00 p.m., eastern time) to
receive the price computed on the day of receipt.  Exchange
   requests received after that time will receive the price next determined following receipt of the request.  The
exchange           privilege may be modified or terminated at any
time, upon at           least 60 days' notice to the extent
required by applicable law.            See "Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds           will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.



          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of the Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary
account.  See the Account Application in the Prospectus.  Any
     investor may submit a Letter of Intent stating that he or
she           will invest, over a period of 13 months, at least
$50,000 in           Class A shares of the Fund.  A Letter of
Intent may be submitted           at the time of an initial
purchase of Class A shares of the Fund           or within 90
days of the initial purchase, in which case the           Letter
of Intent will be back-dated.  A shareholder may include,
 as an accumulation credit, the value (at the applicable offering price) of all Class A shares of the Fund, Ivy Bond Fund,
Ivy           Emerging Growth Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy           Growth with Income Fund, Ivy International
Bond Fund, Ivy Short-          Term Bond Fund, Ivy Global Science
& Technology Fund, Ivy           International Value Fund, Ivy
Asia Pacific Fund, Mackenzie           California Municipal Fund,
Mackenzie Limited Term Municipal Fund,           Mackenzie
National Municipal Fund, and Mackenzie New York
Municipal Fund (and shares that have been exchanged into Ivy
    Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record by him or her as of the date
of           his or her Letter of Intent.  During the term of the
Letter of           Intent, the Fund's transfer agent will hold
Class A shares           representing 5% of the indicated amount
(less any accumulation           credit value) in escrow.  The
escrowed Class A shares will be           released when the full
indicated amount has been purchased.  If           the full
indicated amount is not purchased during the term of the
Letter of Intent, the investor is required to pay IMDI an amount equal to the difference between the dollar amount of
sales charge           that he or she has paid and that which he
or she would have paid           on his or her aggregate
purchases if the total of such purchases           had been made
at a single time.  Such payment will be made by an
automatic liquidation of Class A shares in the escrow account.  A
         Letter of Intent does not obligate the investor to buy
or the           Trust to sell the indicated amount of Class A
shares, and the           investor should read carefully all the
provisions thereof before           signing.













          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account

               For shareholders whose retirement accounts are
diversified           across several funds of the Ivy Mackenzie
Funds, the annual           maintenance fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, which may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in the Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000












          per year, the maximum potential contribution is $4,000
per year           for both.  However, if one spouse has (or
elects to be treated as           having) no earned income for
IRA purposes for a year, the other           spouse may
contribute to an IRA on his or her behalf.  In such a
case, the working spouse may contribute up to the lesser of
   $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more
than           $2,000 is contributed to the IRA of one spouse.
Rollover           contributions are not subject to these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified
corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity
plan,           403(b) plan, simplified employee pension, or
governmental plan.            If he or she (or his or her spouse)
is an active participant, a           full deduction is only
available if he or she has adjusted gross           income that
is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married           individuals
filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions.  Rollover
contributions are           not includable in income for Federal
income tax purposes and           therefore are not deductible
from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA.
Distributions           must begin to be withdrawn not later than
April 1 of the calendar           year following the calendar
year in which the individual reaches           age 70-1/2.
Failure to take certain minimum required distribu-          tions
will result in the imposition of a 50% non-deductible
penalty tax.  Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may
also           result in a penalty tax.













               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.            There
is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Fund's transfer agent will furnish custodial
services to           the employer and any participating
employees.












               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(b)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred
compensation arrangements with their employees.  A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement.  The sales charge for
purchases of less           than $10,000 of Class A shares is set
forth under "Retirement           Plans" in the Prospectus.
Sales charges for purchases of $10,000           or more of Class
A shares are the same as those set forth under           "Initial
Sales Charge Alternative -- Class A Shares" in the
Prospectus. The special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.


          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of
the Fund           may reinvest all or a part of the proceeds of
the redemption back           into Class A shares of the Fund at
net asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.

               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing












          taxable gain or loss on a redemption if the
reinvestment           privilege is exercised.  See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of the
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of the Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth
 with Income Fund, Ivy Emerging Growth Fund, Ivy China Region
     Fund, Ivy Latin America Strategy Fund, Ivy New Century Fund,
Ivy           International Bond Fund, Ivy International Fund,
Ivy Bond Fund,           Ivy Short-Term Bond Fund, Ivy Canada
Fund, Ivy Global Science &           Technology Fund, Ivy
International Value Fund, Ivy Asia Pacific           Fund,
Mackenzie National Municipal Fund, Mackenzie California
Municipal Fund, Mackenzie Limited Term Municipal Fund and
 Mackenzie New York Municipal Fund (and shares that have been exchanged into Ivy Money Market Fund from any of the other
funds           in the Ivy Mackenzie Funds) and of any other
investment company           distributed by IMDI, previously
purchased or acquired and           currently owned, determined
at the higher of current offering           price or amount
invested, plus the Class A shares being           purchased,
amounts to $50,000 or more for the Fund, Ivy Global
Fund, Ivy Growth Fund, Ivy Growth with Income Fund, Ivy Emerging
        Growth Fund, Ivy International Fund, Ivy China Region
Fund, Ivy           Latin America Strategy Fund, Ivy New Century
Fund, Ivy Canada           Fund, Ivy Global Science & Technology
Fund, Ivy International           Value Fund and Ivy Asia Pacific
Fund; $100,000 or more for           International Bond Fund, Ivy
Bond Fund, Mackenzie National           Municipal Fund, Mackenzie
California Municipal Fund and Mackenzie           New York
Municipal Fund; or $25,000 or more for Mackenzie Limited
Term Municipal Fund; or $1,000,000 or more for Ivy Short-Term
     Bond Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan (a           "Withdrawal Plan"), by telephone
instructions or by delivery to           IMSC of a written
election to have his or her shares withdrawn












          periodically, accompanied by a surrender to IMSC of all
share           certificates then outstanding in the
shareholder's name, properly           endorsed by the
shareholder.  To be eligible to elect a           Withdrawal
Plan, a shareholder must have at least $5,000 in his           or
her account. A Withdrawal Plan may not be established if the investor is utilizing the Automatic Investment Method.  A
     Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection
with           investment programs established by employee or
other groups using           systematic payroll deductions or
other systematic payment           arrangements.  The Trust does
not itself organize, offer or           administer any such
programs.  However, it may, depending upon           the size of
the program, waive the minimum initial and additional
investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
   Unless shares of the Fund are purchased in conjunction with
IRAs           (see "How to Buy Shares" in the Prospectus), such
group           systematic investment programs are not entitled
to special tax           benefits under the Code.  The Trust
reserves the right to refuse           a purchase at any time or
suspend the offering of shares in           connection with group
systematic investment programs, and to           restrict the
offering of shareholder privileges, such as check writing, simplified redemptions and other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) for each twelve-month period           (or
portion thereof) that the account is maintained. The Trust may collect this fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by












          causing on the date the fee is assessed a redemption in
each such           shareholder account sufficient to pay the
fee.  The Trust           reserves the right to change such fees
from time to time without           advance notice.

                                 BROKERAGE ALLOCATION

               Subject to the overall supervision of the
President and the           Board, IMI places orders for the
purchase and sale of the Fund's           portfolio securities.
All portfolio transactions are effected at           the best
price and execution obtainable. Purchases and sales of
debt securities are usually principal transactions, and therefore brokerage commissions are usually not required to be
paid by the           Fund for such purchases and sales (although
the price paid           generally includes undisclosed
compensation to the dealer).  The           prices paid to
underwriters of newly-issued securities usually           include
a concession paid by the issuer to the underwriter, and
purchases of after-market securities from dealers normally
  reflect the spread between the bid and asked prices. In connection with OTC transactions, IMI attempts to deal directly with the principal market makers, except in those
circumstances           where believes that a better price and
execution are available           elsewhere.

               IMI selects broker-dealers to execute transactions
and           evaluates the reasonableness of commissions on the
basis of           quality, quantity, and the nature of the
firms' professional           services.  Commissions to be
charged and the rendering of           investment services,
including statistical, research, and           counseling
services by brokerage firms, are factors to be
considered in the placing of brokerage business. The types of research services provided by brokers may include general
      economic and industry data, and information on securities
of           specific companies. Research services furnished by
brokers           through whom the Trust effects securities
transactions may be           used by in servicing all of its
accounts.  In addition, not all           of these services may
be used by in connection with the services           it provides
the Fund or the Trust.  IMI may consider sales of
shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with
research           services.  IMI will not, however, execute
brokerage transactions           other than at the best price and
execution.

               The Fund may, under some circumstances, accept
securities in           lieu of cash as payment for Fund shares.
The Fund will accept           securities only to increase its
holdings in a portfolio security           or to take a new
portfolio position in a security that IMI deems           to be a
desirable investment for the Fund.  While no minimum has
been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1
million.            The Trust may reject in whole or in part any
or all offers to pay           for Fund shares with securities
and may discontinue accepting           securities as payment for
Fund shares at any time without notice.            The Trust will
value accepted securities in the manner and at the












          same time provided for valuing portfolio securities of
the Fund,           and Fund shares will be sold for net asset
value determined at           the same time the accepted
securities are valued.  The Trust will           only accept
securities delivered in proper form and will not           accept
securities subject to legal restrictions on transfer.  The
  acceptance of securities by the Trust must comply with the applicable laws of certain states.



























































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics           60 Concord Street                     Research
Corp. instruments           Wilmington, MA  01887
and controls); Director,           Age: 72
      Burr-Brown Corp.
    (operational amplifiers);
           Director, Metritage
            Incorporated (level
             measuring instruments);
                  Trustee of Mackenzie Series
                           Trust (1992-present).

          James W. Broadfoot  Vice      Vice President, T. Rowe
                                President    Price Associates
Inc.                                                 (1972-1982);
Partner,                                                 Johnson,
Valliant &
Broadfoot, Inc. (1982-
   1987); Director and Senior
           Vice President of Mackenzie
                    Investment Mangement Inc.
                           (1995-present); Senior Vice
                                    President of Mackenzie
                                        Investment Management
Inc.                                                 (1994-1995);
Executive Vice
President of Ivy
Management, Inc. (1996-
    present); Senior Vice
       President of Ivy
     Management, Inc. (1992-
         1996).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  72
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);












                                                Director of The
Mackenzie                                                 Funds
Inc. (1988-1995).

          Stanley Channick    Trustee   President, The Whitestone
         11 Bala Avenue                        Corporation
(insurance           Bala Cynwyd, PA 19004
agency); President, Scott           Age:  71
       Management Company
       (administrative services
             for insurance companies);
                    President, The Channick
                         Group (consultants to
                            insurance companies and
                                 national trade
                             associations); Director of
                                     The Mackenzie Funds Inc.
                                           (1994-1995).

          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Massengill-          113 Landmark Lane,
   DeFriece Foundation           Suite B
    (charitable organization)           Bristol, TN  37625
           (1950-present); Trustee and           Age: 75
                    Second Vice Chairman, East
                            Tennessee Public
                          Communications Corp. (WSJK-
                                  TV) (1984-present); Trustee
                                           of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber      Trustee   Mallinckrodt Professor of
         Lyman Laboratory                      Physics, Harvard
       of Physics                            University (1974-
present);           Harvard University                    Trustee
of Mackenzie Series           Cambridge, MA 02138
 Trust (1994-present).           Age: 70


          Michael G. Landry        Trustee      President,
Chairman and           700 South Federal Hwy.   and
Director of Mackenzie           Suite 300
President    Investment Management           Boca Raton, FL
33432                 Inc. (1987-present);           Age: 49
                        President and Director           [*Deemed
to be an                     of Ivy Management, Inc.
"interested person"                   (1992-present); Chairman
      of the Trust, as                      and Director of
   defined under the                     Mackenzie Ivy Investor
       1940 Act.]                            Services Corp. (1993-
                                                present);
Director and
President of Mackenzie Ivy
        Funds Distribution, Inc.
              (1993-1994); Chairman and
                     Director of Mackenzie Ivy












                                                Funds
Distribution, Inc.
(1994-present); Director
      and President of The
        Mackenzie Funds Inc. (1987-
                1995); Trustee and
                President of Mackenzie
                    Series Trust (1987-
                    present).

          Michael R. Peers         Trustee      Chairman of the
Board,           737 Periwinkle Way       and          Ivy
Management, Inc.           Sanibel, FL 33957        Chairman
(1984-1991); Chairman           Age: 66                  of the
   of the Board, Ivy Fund           [*Deemed to be an
Board        (1974-present); Private           "interested
person"                   Investor.
          of the Trust, as
          defined under the
          1940 Act.]

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee           Unit #12
of Mackenzie Series           Concord, Ontario Canada
 Trust (1985-present);           L4K 2T7
    Director of The Mackenzie           Age: 61
           Funds Inc. (1987-1995).

          Richard N. Silverman     Trustee      Formerly
President,           18 Bonnybrook Road                    Hy-Sil
Manufacturing           Waban, MA  02168
Company, a division of           Age: 71
    Van Leer, U.S.A., Inc.
        (gift packaging materials
               and metalized film
               products); Formerly
                Director, Waters
              Manufacturing Co.
             (manufacturer of electronic
                      parts); Director, Panorama
                              Television Network.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 65
            B.V. (an environmentally
                  sensitive packaging
                   company); Director, The
                        Mackenzie Funds Inc. (1992-
                                1995); Trustee of Mackenzie
                                         Series Trust (1992-
                                         present).

          Keith J. Carlson         Vice         Senior Vice
President           700 South Federal Hwy.   President    and
Director of Mackenzie           Suite 300
   Investment Management,












          Boca Raton, FL  33432                 Inc. (1994-
present);           Age: 39                               Senior
Vice President,
Secretary and Treasurer of
        Mackenzie Investment
          Management Inc. (1985-
             1994); Senior Vice
             President and Director of
                    Ivy Management, Inc. (1994-
                            present); Senior Vice
                               President, Treasurer and
                                     Director of Ivy Management,
                                              Inc. (1992-1994);
Vice                                                 President of
The Mackenzie
Funds Inc. (1987-1995);
     President and Director of
            Mackenzie Ivy Investor
                Services Corp. (1993-1996);
                         Vice President of Mackenzie
                                  Series Trust (1994-
                                  present); Treasurer of
                                      Mackenzie Series Trust
                                          (1985-1994); President
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1994-
      present); Executive Vice
            President and Director of
                   Mackenzie Ivy Funds
                    Distribution, Inc. (1993-
                          1994).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer
Secretary/Treasurer           Suite 300
 and Director of           Boca Raton, FL  33432
Mackenzie Investment           Age: 51
  Management Inc. (1994-
     present); Senior Vice
        President, Finance and
            Administration/Compliance
                   Officer of Mackenzie
                     Investment Management Inc.
                             (1989-1994); Senior Vice
                                   President, Secretary/
                                      Treasurer and Clerk of Ivy
                                              Management, Inc. (1994-
                                                present); Senior
Vice                                                 President,
Finance and
Administration/Compliance
       Officer of Ivy Management,
               Inc. (1992-1994); Senior
                     Vice President, Secretary/
                             Treasurer and Clerk of Ivy
                                     Management, Inc. (1989-
                                         1994); Senior Vice
                                         President, Secretary/












                                                Treasurer of
Mackenzie Ivy
Funds Distribution, Inc.
      (1994-present); Secretary/
              Treasurer and Director of
                     Mackenzie Ivy Funds
                      Distribution, Inc. (1993-
                            1994); Secretary/Treasurer
                                    and Director of Mackenzie
                                           Ivy Investor Services
Corp.
(1993-1996); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer of The Mackenzie
                           Funds Inc. (1993-1995);
                                Secretary/Treasurer of
                                    Mackenzie Series Trust
                                        (1994-present).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, imposes
time periods during which personal transactions           may not
be made in certain securities, and requires the
submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.
Exceptions           to these and other provisions of the Code of
Ethics may be           granted in particular circumstances after
review by appropriate           personnel.


























                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1995)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           7,112      N/A        N/A
8,000            Anderegg, Jr.
          (Trustee)

          Paul H.           7,112      N/A        N/A
8,000            Broyhill
          (Trustee)

          Stanley             -0-      N/A        N/A
8,000             Channick[*]
          (Trustee)

          Frank W.          7,112      N/A        N/A
8,000            DeFriece, Jr.
          (Trustee)

          Roy J.              -0-      N/A        N/A
8,000            Glauber[*]
          (Trustee)

          Michael G.          -0-      N/A        N/A
-0-           Landry
          (Trustee and
           President)

          Michael R.          -0-      N/A        N/A
-0-           Peers
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         7,112      N/A        N/A
8,000            Rosenthal
          (Trustee)

          Richard N.        8,000      N/A        N/A
8,000            Silverman
          (Trustee)















          J. Brendan        7,112      N/A        N/A
8,000            Swan
           (Trustee)

          Keith J.            -0-      N/A        N/A
-0-           Carlson
          (Vice President)

          C. William          -0-      N/A        N/A
-0-           Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board of Trustees held on February 10,
1996.

               As of November 30, 1996, the Officers and Trustees
of the           Trust as a group owned beneficially or of record
none of the           outstanding Class A, Class B or Class C
shares of the Fund.

                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to the Fund pursuant to a Business
Management and           Investment Advisory Agreement with the
Trust (the "Agreement").            The Agreement was approved by
the sole shareholder of the Fund on           ______, 1996.  On
______, 1996, the Agreement was approved on           behalf of
the Fund by the Trustees, including a majority of the
Trustees who are neither "interested persons" (as defined in the
        1940 Act) of the Trust nor have any direct or indirect
financial           interest in the operation of the distribution
plan (see           "Distribution Services") or in any related
agreement (the           "Independent Trustees").  IMI is a
wholly owned subsidiary of           MIMI, which currently acts
as manager and investment adviser to           the following
registered investment companies:  Mackenzie           National
Municipal Fund, Mackenzie New York Municipal Fund,
Mackenzie California Municipal Fund and Mackenzie Limited Term
      Municipal Fund.  MIMI is a subsidiary of Mackenzie
Financial           Corporation ("MFC"), 150 Bloor Street West,
Toronto, Ontario,           Canada, a public corporation
organized under the laws of Ontario           whose shares are
listed for trading on The Toronto Stock           Exchange.  MFC
is registered in Ontario as a mutual fund dealer           and
advises Ivy Canada Fund.

               The Agreement obligates IMI to make investments
for the           accounts of the Fund in accordance with its
best judgment,           consistent with the Fund's investment
objective and restrictions           set forth in the Prospectus,
the 1940 Act and the provisions of           the Code relating to
regulated investment companies, and any           policy
decisions adopted by the Board. IMI also determines the securities to be purchased or sold by the Fund and places orders with brokers or dealers who deal in such securities.













               Under the Agreement, IMI also provides certain
business           management services.  IMI is obligated to (1)
coordinate with the           Fund's custodian and monitor the
services it provides to the           Fund; (2) coordinate with
and monitor any other third parties           furnishing services
to the Fund; (3) provide the Fund with           necessary office
space, telephones and other communications           facilities
as are adequate for the Fund's needs; (4) provide the
services of individuals competent to perform administrative and clerical functions that are not performed by employees or
other           agents engaged by the Fund or by IMI acting in
some other           capacity pursuant to a separate agreement or
arrangements with           the Fund; (5) maintain or supervise
the maintenance by third           parties of such books and
records of the Trust as may be required           by applicable
Federal or state law; (6) authorize and permit           IMI's
directors, officers and employees who may be elected or
appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to
the           Trust, after approval by the Trust as may be
required by           applicable law, including without
limitation the rules and           regulations of the SEC and of
state securities commissions and           other regulatory
agencies.

               For providing business management and investment
advisory           services, the Fund pays IMI a monthly fee at
an annual rate of           1.00% of the Fund's average daily net
assets.

               Under the Agreement, the Trust pays the following
expenses:           (1) the fees and expenses of the Trust's
Independent Trustees;           (2) the salaries and expenses of
any of the Trust's officers or           employees who are not
affiliated with IMI; (3) interest expenses;           (4) taxes
and governmental fees, including any original issue
taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions
and           other expenses incurred in acquiring or disposing
of portfolio           securities; (6) the expenses of
registering and qualifying shares           for sale with the SEC
and with various state securities           commissions; (7)
accounting and legal costs; (8) insurance           premiums; (9)
fees and expenses of the Trust's Custodian and           Transfer
Agent and any related services; (10) expenses of
obtaining quotations of portfolio securities and of pricing
   shares; (11) expenses of maintaining the Trust's legal
existence           and of shareholders' meetings; (12) expenses
of preparation and           distribution to existing
shareholders of periodic reports, proxy           materials and
prospectuses; and (13) fees and expenses of           membership
in industry organizations.

               The Agreement provides that if the Fund's total
expenses in           any fiscal year (other than interest,
taxes, distribution           expenses, brokerage commissions and
other portfolio transaction           expenses, other
expenditures which are capitalized in accordance           with
generally accepted accounting principles and any extraor-dinary expenses including, without limitation, litigation and indemnification expenses) exceed the permissible limits appli-
          cable to the Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses.
At the           present time, the most restrictive state expense
limitation           provision limits the Fund's annual expenses
to 2.5% of the first           $30 million of its average daily
net assets, 2.0% of the next $70           million and 1.5% of
its average daily net assets over $100           million.

               IMI currently limits the Fund's total operating
expenses           (excluding Rule 12b-1 fees, interest, taxes,
brokerage           commissions, litigation and indemnification
expenses, and other           extraordinary expenses) to an
annual rate of 1.95% of the Fund's           average daily net
assets.  As long as the Fund's expense           limitation
continues, it may lower the Fund's expenses and
increase its yield.  The Fund's expense limitation may be
 terminated or revised at any time, which could cause the Fund's expenses to increase and its yield to be reduced,
depending on           the total assets of the Fund when the
termination occurs.

               The initial term of the Agreement between IMI and
the Fund,           which is scheduled to commence operations on
January 1, 1997,           will run for a period of two years
from the date of commencement.            The Agreement will
continue in effect with respect to the Fund           from year
to year only so long as such continuance is
specifically approved at least annually (i) by the vote of a majority of the Independent Trustees and (ii) either (a) by
the           vote of a majority of the outstanding voting
securities (as           defined in the 1940 Act) of the Fund or
(b) by the vote of a           majority of the entire Board of
Trustees.  If the question of           continuance of the
Agreement (or adoption of any new agreement)           is
presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a
majority           of the outstanding voting securities of the
Fund.  See           "Capitalization and Voting Rights."

               The Agreement may be terminated with respect to
the Fund at           any time, without payment of any penalty,
by the vote of a           majority of the Trustees, or by a vote
of a majority of the           outstanding voting securities of
the Fund, on 60 days' written           notice to IMI, or by IMI
on 60 days' written notice to the Trust.            The Agreement
shall terminate automatically in the event of its assignment.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Fund's shares pursuant
to an Amended           and Restated Distribution Agreement with
the Trust dated October           23, 1991, as amended from time
to time (the "Distribution           Agreement").  The
Distribution Agreement was last approved by the           Board
of Trustees on August 24, 1996.  IMDI distributes shares of
   the Fund through broker-dealers who are members of the
National           Association of Securities Dealers, Inc. and
who have executed           dealer agreements with IMDI.  IMDI
distributes shares of the Fund           on a continuous basis,
but reserves the right to suspend or












          discontinue distribution on that basis.  IMDI is not
obligated to           sell any specific amount of Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all classes of Fund
shares sold equal to           the difference, if any, between
the public offering price, as set           forth in the Fund's
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares,
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, the Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.  Since the Fund will           not have
commenced operations until January 1, 1997, no payments had been made in connection with the sale of Fund shares as of the date of this SAI.

               The Distribution Agreement will continue in effect
for           successive one-year periods, provided that such
continuance is           specifically approved at least annually
by the vote of a majority           of the Independent Trustees,
cast in person at a meeting called           for that purpose,
and by the vote of either a majority of the           entire
Board or a majority of the outstanding voting securities
of the Fund.  The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any
penalty,           by IMDI on 60 days' written notice to the Fund
or by the Fund by           vote of either a majority of the
outstanding voting securities of           the Fund or a majority
of the Independent Trustees on 60 days'           written notice
to IMDI. The Distribution Agreement shall           terminate
automatically in the event of its assignment.

               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of thirteen of
the           series of the Trust, and at a meeting held on June
7-8, 1996, the           Board adopted the Rule 18f-3 plan on
behalf of the Ivy Global           Science & Technology Fund.  At
a meeting held on ________, the           Board adopted the Rule
18f-3 plan on behalf of the Fund, Ivy           International
Value Fund and Ivy Asia Pacific Fund.  The key           features
of the Rule 18f-3 plan are as follows:  (i) shares of
each class of the Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation, and other rights, preferences, powers,
restrictions,           limitations, qualifications, terms and
conditions, except that












          each class bears certain class-specific expenses and
has separate           voting rights on certain matters that
relate solely to that class           or in which the interests
of shareholders of one class differ           from the interests
of shareholders of another class; (ii) subject           to
certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of
the           same class of another Ivy or Mackenzie fund; and
(iii) the Fund's           Class B shares will convert
automatically into Class A shares of           the Fund after a
period of eight years, based on the relative net           asset
value of such shares at the time of conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  At a meeting held
on ______,           the Trustees adopted on behalf of the Fund,
in accordance with           Rule 12b-1 under the 1940 Act ("Rule
12b-1"), separate           distribution plans pertaining to the
Fund's Class A, Class B and           Class C shares (each, a
"Plan").  In adopting each Plan, a           majority of the
Independent Trustees concluded, in accordance           with the
requirements of Rule 12b-1, that there is a reasonable
likelihood that each Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that each Plan should result in greater sales and/or fewer redemptions of
the           Fund's shares, although it is impossible to know
for certain the           level of sales and redemptions of the
Fund's shares in the           absence of a Plan or under an
alternative distribution           arrangement.

               Under each Plan, the Fund pays IMDI a service fee,
accrued           daily and paid monthly, at the annual rate of
up to 0.25% of the           average daily net assets
attributable to its Class A shares,           Class B shares or
Class C shares, as the case may be.  The           services for
which service fees may be paid include, among other
things, advising clients or customers regarding the purchase, sale or retention of Fund shares, answering routine
inquiries           concerning the Fund and assisting
shareholders in changing           options or enrolling in
specific plans.  Pursuant to each Plan,           service fee
payments made out of or charged against the assets
attributable to the Fund's Class A, Class B or Class C shares must be in reimbursement for services rendered for or on
behalf           of the affected class.  The expenses not
reimbursed in any given           month may be reimbursed in a
subsequent month.  The Class A Plan           does not provide
for the payment of interest or carrying charges           as
distribution expenses.

               Under the Fund's Class B and Class C Plans, the
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares. IMDI may reallow           to dealers all or a
portion of the service and distribution fees           as IMDI
may determine from time to time. The distribution fee compensates IMDI for expenses incurred in connection with activities primarily intended to result in the sale of the
Fund's           Class B or Class C shares, including the
printing of prospectuses           and reports for persons other
than existing shareholders and the           preparation,
printing and distribution of sales literature and












          advertising materials.  Pursuant to the Fund's Class B
and Class           C Plans, IMDI may include interest, carrying
or other finance           charges in its calculation of
distribution expenses, if not           prohibited from doing so
pursuant to an order of or a regulation           adopted by the
SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) it will continue
in effect only so long as such continuance           is approved
at least annually, and any material amendment thereto
is approved, by the vote of a majority of the Board, including the Independent Trustees, cast in person at a meeting
called for           that purpose; (3) payments by the Fund under
each Plan shall not           be materially increased without the
affirmative vote of the           holders of a majority of the
outstanding shares of the affected           class; and (4) while
each Plan is in effect, the selection and           nomination of
Trustees who are not "interested persons" (as           defined
in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid by
the Fund.  IMDI also may make           payments (such as the
service fee payments described above) to           unaffiliated
broker-dealers for services rendered in the
distribution of the Fund's shares.  To qualify for such payments, shares may be subject to a minimum holding period.
However, no           such payments will be made to any dealer or
broker if at the end           of each year the amount of shares
held does not exceed a minimum           amount.  The minimum
holding period and minimum level of holdings           will be
determined from time to time by IMDI.

               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.  Since the           Fund will not have
commenced operations until January 1, 1997, no           payments
had been made in marketing Fund shares as of the date of this SAI.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           the
amendment.  Each Plan may be terminated at any time with
respect to the class of shares to which the Plan relates, without payment of any penalty, by vote of a majority of the
Independent           Trustees, or by vote of a majority of the
outstanding voting           securities of the affected class.

               If the Distribution Agreement or the Distribution
Plans are           terminated (or not renewed) with respect any
of the Ivy Mackenzie












          Funds (or class of shares thereof), each may continue
in effect           with respect to any other fund (or class of
shares thereof) as to           which they have not been
terminated (or have been renewed).

          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
the Fund held in the United States.  Rules adopted
under the 1940 Act permit the Trust to maintain its foreign
   securities and cash in the custody of certain eligible foreign banks and securities depositories.  In accordance with
these           rules, the Custodian has entered into
subcustodial agreements for           the holding of the Fund's
foreign securities.  In connection with           the services it
provides on behalf of the Fund, the Custodian may
receive, as partial payment for its services, a portion of the
      Trust's brokerage business, subject to its ability to
provide           best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to the Fund Accounting Services Agreement
with the           Trust, MIMI provides certain accounting and
pricing services for           the Fund.  As compensation for
these services, the Fund pays MIMI           a monthly fee plus
out-of-pocket expenses as incurred.  The           monthly fee is
based upon the net assets of the Fund at the           preceding
month end at the following rates: $1,250 when net
assets are $10 million and under; $2,500 when net assets are over
         $10 million to $40 million; $5,000 when net assets are
over $40           million to $75 million; and $6,500 when net
assets are over $75           million.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement with the Trust, IMSC, a wholly owned
subsidiary of           MIMI, is the transfer agent for the Fund.
For these services,           the Fund pays a monthly fee at an
annual rate of $20.00 for each           open Class A, Class B
and Class C account.  In addition, the Fund           pays a
monthly fee at an annual rate of $4.48 per account that is
  closed plus certain out-of-pocket expenses.  Certain broker-
     dealers that maintain shareholder accounts with the Fund
through           an omnibus account provide transfer agent and
other shareholder-          related services that would otherwise
be provided by IMSC if the           individual accounts that
comprise the omnibus account were opened           by their
beneficial owners directly.  IMSC pays such broker-
dealers a per account fee for each open account within the
  omnibus account, or a fixed rate fee (e.g., .10%), based on the average daily net asset value of the omnibus account (or
a           combination thereof).

          ADMINISTRATOR












               Pursuant to an Administrative Services Agreement
with the           Trust, MIMI provides certain administrative
services to the Fund.            As compensation for these
services, the Fund pays MIMI a monthly           fee at the
annual rate of .10% of the Fund's average daily net assets.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of the Fund's           Class B and Class C
shares.

          AUDITORS

               ________________-, independent certified public
accountants,
____________________________________________________, has been selected as auditors for the Trust.  The audit services
performed           by Coopers & Lybrand L.L.P. include audits of
the annual           financial statements of each of the funds of
the Trust.  Other           services provided principally relate
to filings with the SEC and           the preparation of the
funds' tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an
unlimited           number of shares of beneficial interest (no
par value per share).            When issued, shares of each
class of the Fund are fully paid,           non-assessable,
redeemable and fully transferable.  No class of           shares
of the Fund has preemptive rights or subscription rights.

               The Amended and Restated Declaration of Trust
permits the           Trustees to create separate series of
shares and to divide any           series into one or more
classes.  The Trustees have authorized           fourteen series,
each of which represents a "fund."  The Trustees           have
further authorized the issuance of Classes A, B and C for
 the Fund, Ivy Bond Fund, Ivy Canada Fund, Ivy China Region Fund,
         Ivy Emerging Growth Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy           Growth with Income Fund, Ivy International
Fund, Ivy           International Bond Fund, Ivy Latin America
Strategy Fund, Ivy           Money Market Fund, Ivy New Century
Fund, Ivy Global Science &           Technology Fund, Ivy
International Value Fund and Ivy Asia           Pacific Fund, as
well as Classes A, B and I for Ivy Short-Term           Bond
Fund; Class I for Ivy Bond Fund, Ivy International Fund, Ivy
    Global Science & Technology Fund and Ivy International Value
        Fund; and Class D for Ivy Growth with Income Fund.
[FN][The Class           D shares of Ivy Growth with Income Fund
were initially issued as           "Ivy Growth with Income Fund -
- Class C" to shareholders of           Mackenzie Growth & Income
Fund, a former series of the Company,           in connection
with the reorganization between the Fund and Ivy           Growth
with Income Fund and not offered for sale to the public.
 On February 29, 1996, the Trustees of the Trust resolved by written consent to establish a new class of shares designated
as           "Class C" for all Ivy Fund portfolios (other than
Ivy Short-Term           Bond Fund) and to redesignate the shares
of beneficial interest           of "Ivy Growth with Income Fund-
-Class C" as shares of beneficial












          interest of "Ivy Growth with Income Fund--Class D,"
which           establishment and redesignation, respectively,
are to become           effective on April 30, 1996. The voting,
dividend, liquidation           and other rights, preferences,
powers, restrictions, limitations,           qualifications,
terms and conditions of the Class D shares of Ivy
Growth with Income Fund, as set forth in Ivy Fund's Declaration of Trust, as amended from time to time, will not be
changed by           this redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of the Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          Shareholders of the Fund are entitled to vote alone on
matters           that only affect the Fund.  All classes of
shares of the Fund           will vote together, except with
respect to the separate           distribution plans for the
Fund's Class A, Class B and Class C           shares, or when a
class vote is required by the 1940 Act.  On           matters
relating to all funds of the Trust, but affecting the
funds differently, separate votes by the shareholders of each fund are required.  Approval of an investment advisory
agreement           and a change in fundamental policies would be
regarded as matters           requiring separate voting by the
shareholders of the funds.  If           the Trustees determine
that a matter does not affect the           interests of a Fund,
then the shareholders of that fund will not           be entitled
to vote on that matter.  Matters that affect the           Trust
in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all funds.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a fund
means the vote of the           lesser of:  (1) 67% of the shares
of the fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of the fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by the funds, the
matter shall           have been effectively acted upon with
respect to each fund if a           majority of the outstanding
voting securities of each fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust may remove a
person serving as trustee either by           declaration in
writing or at a meeting called for such purpose.












          The Trustees are required to call a meeting for the
purpose of           considering the removal of a person serving
as Trustee if           requested in writing to do so by the
holders of not less than 10%           of the outstanding shares
of the Trust.  Shareholders will be           assisted in
communicating with other shareholders in connection with the removal of a Trustee as if Section 26(c) of the Act were applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of the Fund held personally liable           for the
obligations of the Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.

                                   NET ASSET VALUE

               The share price, or value, for the separate
classes of           shares of the Fund is called the net asset
value per share.  The           net asset value per share of the
Fund is computed by dividing the           value of the assets of
the Fund, less its liabilities, by the           number of shares
of the Fund outstanding.  For purposes of           determining
the aggregate net assets of the Fund, cash and
receivables will be valued at their realizable amounts.  A
  security listed or traded on a recognized stock exchange or
     NASDAQ is valued at its last sale price on the principal
exchange           on which the security is traded.  The value of
a foreign security           is determined in its national
currency as of the normal close of           trading on the
foreign exchange on which it is traded or as of           the
close of regular trading on the Exchange, if that is earlier, and that value is then converted into its U.S. dollar
equivalent           at the foreign exchange rate in effect at
noon, Eastern time, on           the day the value of the foreign
security is determined.  If no           sale is reported at that
time, the average between the current           bid and asked
price is used.  All other securities for which OTC
market quotations are readily available are valued at the average between the current bid and asked price.  Interest will
be           recorded as accrued.  Securities and other assets
for which












          market prices are not readily available are valued at
fair value           as determined by IMI and approved in good
faith by the Board.            Money market instruments of the
Fund are valued at amortized           cost, which approximates
money market value.

               The Fund's liabilities are allocated between its
classes.            The total of such liabilities allocated to a
class plus that           class's distribution fee and any other
expenses specially           allocated to that class are then
deducted from the class's           proportionate interest in the
Fund's assets, and the resulting           amount for each class
is divided by the number of shares of that           class
outstanding to produce the net asset value per share.

               Portfolio securities are valued and the net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
Eastern Time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On any day when either or both of the Fund's
Custodian or the           Exchange close early as a result of
that day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on that
day by which purchase and redemption requests must           be
received.

               When the Fund writes an option, an amount equal to
the           premium received by the Fund is included in the
Fund's Statement           of Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which the option is traded or, in the absence of a sale, the last offering price.

               The premium paid by the Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of the Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If the Fund exercises a call option that it has purchased, the cost of the security that the Fund purchased
upon           exercise will be increased by the premium
originally paid.

               The sale of Fund shares will be suspended during
any period           when the determination of its net asset
value is suspended           pursuant to rules or orders of the
SEC and may be suspended by












          the Board whenever in its judgment it is in the best
interest of           the Fund to do so.

                                  PORTFOLIO TURNOVER

               The Fund purchases securities that are believed by
IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, the Fund may
purchase and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by the Fund is known as "portfolio
turnover" and may involve           the payment by the Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining the Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded.

                                     REDEMPTIONS

               Shares of the Fund are redeemed at their net asset
value           next determined after a proper redemption request
has been           received by IMSC, less any applicable CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by the
Fund is not reasonably practicable or it           is not
reasonably practicable for the Fund to fairly determine
the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of
shareholders of           the Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of the Fund's shareholders, the
Fund may make           payment for shares repurchased or
redeemed in whole or in part in           securities of the Fund
taken at current values.  If any such           redemption in
kind is to be made, the Fund intends to make an
election pursuant to Rule 18f-1 under the 1940 Act.  This will require the Fund to redeem with cash at a shareholder's
election           in any case where the redemption involves less
than $250,000 (or












          1% of the Fund's net asset value at the beginning of
each 90-day           period during which such redemptions are in
effect, if that           amount is less than $250,000).  Should
payment be made in           securities, the redeeming
shareholder may incur brokerage costs           in converting
such securities to cash.

               Subject to state law restrictions, the Trust may
redeem           those accounts of shareholders who have
maintained an investment,           including sales charges paid,
of less than $1,000 in the Fund for           a period of more
than 12 months.  All accounts below that minimum           will
be redeemed simultaneously when MIMI deems it advisable.
 The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market
fluctuations.            The Trust will notify any such
shareholder by certified mail of           its intention to
redeem such account, and the shareholder shall           have 60
days from the date of such letter to invest such
additional sums as shall raise the value of such account above that minimum.  Should the shareholder fail to forward such
sum           within 60 days of the date of the Trust's letter of
notification,           the Trust will redeem the shares held in
such account and           transmit the redemption in value
thereof to the shareholder.            However, those
shareholders who are investing pursuant to the
Automatic Investment Method will not be redeemed automatically unless they have ceased making payments pursuant to the
plan for           a period of at least six consecutive months,
and these           shareholders will be given six-months' notice
by the Trust before           such redemption.  Shareholders in a
qualified retirement, pension           or profit sharing plan
who wish to avoid tax consequences must           "rollover" any
sum so redeemed into another qualified plan within           60
days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust           reserves the right to change this minimum or to
terminate the           telephonic redemption privilege without
prior notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that
require personal           identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions,           the Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES













               As described in the Prospectus, Class B shares of
the Fund           will automatically convert to Class A shares
of the respective           Fund, based on the relative net asset
values per share of the two           classes, no later than the
month following the eighth anniversary           of the initial
issuance of such Class B shares of the Fund           occurs.
For the purpose of calculating the holding period
required for conversion of Class B shares, the date of initial issuance shall mean:  (1) the date on which such Class B
shares           were issued, or (2) for Class B shares obtained
through an           exchange, or a series of exchanges, (subject
to the exchange           privileges for Class B shares) the date
on which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Fund.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

               The Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, the Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the Fund's principal business of investing in stock
or securities           (or options and futures with respect to
stock or securities) (the           "30% Limitation"); and (c)
diversify its holdings so that, at the           end of each
fiscal quarter, (i) at least 50% of the market value           of
the Fund's assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other
securities           limited, in respect of any one issuer, to an
amount not greater           than 5% of the value of the Fund's
total assets and 10% of the           outstanding voting
securities of such issuer, and (ii) not more           than 25%
of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies).

               As a regulated investment company, the Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           the Fund must
distribute during each calendar year, (1) at least           98%
of its ordinary income (not taking into account any capital
   gains or losses) for the calendar year, (2) at least 98% of
its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years.  To avoid application of the excise tax, the
Fund intends to make distributions in accordance with the
 calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the Fund in October, November
or December of the           year with a record date in such a
month and paid by the Fund           during January of the
following year.  Such distributions will be           taxable to
shareholders in the calendar year the distributions           are
declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
the Fund for selling a put           or call option is not
included in income at the time of receipt.            If the
option expires, the premium is short-term capital gain to
 the Fund.  If the Fund enters into a closing transaction, the difference between the amount paid to close out its
position and           the premium received is short-term capital
gain or loss.  If a           call option written by the Fund is
exercised, thereby requiring           the Fund to sell the
underlying security, the premium will           increase the
amount realized upon the sale of such security and           any
resulting gain or loss will be a capital gain or loss, and
  will be long-term or short-term depending upon the holding
period           of the security.  With respect to a put or call
option that is












          purchased by the Fund, if the option is sold, any
resulting gain           or loss will be a capital gain or loss,
and will be long-term or           short-term, depending upon the
holding period of the option.  If           the option expires,
the resulting loss is a capital loss and is           long-term
or short-term, depending upon the holding period of the
option.  If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the
purchased           security and, in the case of a put option,
reduces the amount           realized on the underlying security
in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which the Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however
foreign currency gains or losses arising from           certain
section 1256 contracts are ordinary in character.  Also,
section 1256 contracts held by the Fund at the end of each taxable year (and on certain other dates prescribed in the
Code)           are "marked-to-market" with the result that
unrealized gains or           losses are treated as though they
were realized.

               The transactions in options, futures and forward
contracts           undertaken by the Fund may result in
"straddles" for Federal           income tax purposes.  The
straddle rules may affect the character           of gains or
losses realized by the Fund.  In addition, losses
realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being
taken           into account in calculating the taxable income
for the taxable           year in which such losses are realized.
Because only a few           regulations implementing the
straddle rules have been           promulgated, the consequences
of such transactions to the Fund           are not entirely
clear.  The straddle rules may increase the           amount of
short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders.

               The Fund may make one or more of the elections
available           under the Code which are applicable to
straddles.  If the Fund           makes any of the elections, the
amount, character and timing of           the recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such transactions.

               The 30% Limitation and the diversification
requirements           applicable to the Fund's assets may limit
the extent to which the












          Fund will be able to engage in transactions in options,
futures           and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time the Fund
accrues receivables           or liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be
distributed to           its shareholders as ordinary income.  If
section 988 losses           exceed other investment company
taxable income during a taxable           year, the Fund would
not be able to make any ordinary dividend
distributions, or distributions made before the losses were
   realized would be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, reducing
each           shareholder's basis in his or her Fund shares.


          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               The Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If the Fund receives a so-
    called "excess distribution" with respect to PFIC stock, the
Fund           itself may be subject to a tax on a portion of the
excess           distribution, whether or not the corresponding
income is           distributed by the Fund to shareholders.  In
general, under the           PFIC rules, an excess distribution
is treated as having been           realized ratably over the
period during which the Fund held the           PFIC shares.  The
Fund itself will be subject to tax on the           portion, if
any, of an excess distribution that is so allocated           to
prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior
taxable           years.  Certain distributions from a PFIC as
well as gain from           the sale of PFIC shares are treated
as excess distributions.            Excess distributions are
characterized as ordinary income even           though, absent
application of the PFIC rules, certain excess distributions might have been classified as capital gain.

               The Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is












          available in some circumstances, the Fund generally
would be           required to include in its gross income its
share of the earnings           of a PFIC on a current basis,
regardless of whether distributions           are received from
the PFIC in a given year.  If this election           were made,
the special rules, discussed above, relating to the
taxation of excess distributions, would not apply.  In addition, other elections may become available that would affect
the tax           treatment of PFIC shares held by the Fund.

          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If the Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by the Fund in the secondary
market may be treated as           having market discount.
Generally, gain recognized on the           disposition of, and
any partial payment of principal on, a debt           security
having market discount is treated as ordinary income to
the extent the gain, or principal payment, does not exceed the
      "accrued market discount" on such debt security.  In
addition,           the deduction of any interest expenses
attributable to debt           securities having market discount
may be deferred.  Market           discount generally accrues in
equal daily installments.  The Fund           may make one or
more of the elections applicable to debt           securities
having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by the           Fund may be treated as having
acquisition discount, or OID in the           case of certain
types of debt securities.  Generally, the Fund           will be
required to include the acquisition discount, or OID, in
income over the term of the debt security, even though payment of that amount is not received until a later time, usually
when the           debt security matures.  The Fund may make one
or more of the












          elections applicable to debt securities having
acquisition           discount, or OID, which could affect the
character and timing of           recognition of income.

               The Fund generally will be required to distribute
dividends           to shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by the Fund.  Cash to pay           such dividends may
be obtained from sales proceeds of securities           held by
the Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by the
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held the Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of the Fund on
the distribution date.            A distribution of an amount in
excess of the Fund's current and           accumulated earnings
and profits will be treated by a shareholder           as a
return of capital which is applied against and reduces the
  shareholder's basis in his or her shares.  To the extent that
the           amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by
the Fund,           such distribution generally will be taxable
even though it           represents a return of invested capital.
Shareholders should be           careful to consider the tax
implications of buying shares just           prior to a
distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
     Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          DISPOSITION OF SHARES













               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a           period of 61 days
beginning 30 days before and ending 30 days           after the
shares are disposed of.  In such a case, the basis of
the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on the sale of
Fund           shares held by the shareholder for six-months or
less will be           treated for tax purposes as a long-term
capital loss to the           extent of any distributions of
capital gain dividends received or           treated as having
been received by the shareholder with respect           to such
shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of the Fund, (2) the shares are disposed of before the
91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the Fund or
another           regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by the Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of the Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to the Fund's
shareholders the amount of foreign income           and similar
taxes paid by the Fund.  Pursuant to this election, a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by the           Fund, and will be entitled either to deduct
his or her pro rata           share of foreign income and similar
taxes in computing his or her           taxable income or to use
it as a foreign tax credit against his












          or her U.S. Federal income taxes, subject to
limitations.  No           deduction for foreign taxes may be
claimed by a shareholder who           does not itemize
deductions.  Foreign taxes generally may not be
deducted by a shareholder that is an individual in computing the alternative minimum tax.  Each shareholder will be
notified           within 60 days after the close of the Fund's
taxable year whether           the foreign taxes paid by the Fund
will "pass-through" for that           year and, if so, such
notification will designate (1) the           shareholder's
portion of the foreign taxes paid to each such           country
and (2) the portion of the dividend which represents income derived from sources within each such country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if
the Fund makes the election described in the           preceding
paragraph, the source of the Fund's income flows
through to its shareholders.  With respect to the Fund, gains from the sale of securities generally will be treated as
derived           from U.S. sources and section 988 gains will be
treated as           ordinary income derived from U.S. sources.
The limitation on the           foreign tax credit is applied
separately to foreign source           passive income, including
foreign source passive income received           from the Fund.
In addition, the foreign tax credit may offset           only 90%
of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.

          BACKUP WITHHOLDING

               The Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions, including gross           proceeds from redemption
of the Fund's shares, except in the case           of certain
exempt shareholders.  All such distributions will be
subject to withholding of Federal income tax at a rate of 31%
     ("backup withholding") in the case of non-exempt
shareholders if           (1) the shareholder fails to furnish
the Fund with and to certify           the shareholder's correct
taxpayer identification number or           social security
number, (2) the IRS notifies the shareholder or           the
Fund that the shareholder has failed to report properly
certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so,
the           shareholder fails to certify that he or she is not
subject to           backup withholding.  If the withholding
provisions are           applicable, any such distributions or
proceeds, whether           reinvested in additional shares or
taken in cash, will be reduced           by the amounts required
to be withheld.

               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular












          situation.  Non-U.S. shareholders may be subject to
U.S. tax           rules that differ significantly from those
summarized above.            This discussion does not purport to
deal with all of the tax           consequences applicable to the
Fund or shareholders.            Shareholders are advised to
consult their own tax advisers with           respect to the
particular tax consequences to them of an           investment in
the Fund.

                               PERFORMANCE INFORMATION

               Comparisons of the Fund's performance may be made
with           respect to various unmanaged indices (including
the TSE 300, S&P           100, S&P 500, Dow Jones Industrial
Average and Major Market           Index) which assume
reinvestment of dividends, but do not reflect
deductions for administrative and management costs.  The Fund also may be compared to Lipper's Analytical Reports, reports produced by a widely used independent research firm that
ranks           mutual funds by overall performance, investment
objectives and           assets, or to Wiesenberger Reports.
Lipper Analytical Services           does not include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of the Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific class of shares of the Fund
will be expressed in terms           of the average annual
compounded rate of return that would cause           a
hypothetical investment in that class of the Fund made on the first day of a designated period to equal the ending
redeemable           value ("ERV") of such hypothetical
investment on the last day of           the designated period,
according to the following formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.

               For purposes of the above computation for the
Fund, it is           assumed that all dividends and capital
gains distributions made












          by the Fund are reinvested at net asset value in
additional           shares of the same class during the
designated period.  In           calculating the ending
redeemable value for Class A shares and           assuming
complete redemption at the end of the applicable period,
the maximum 5.75% sales charge is deducted from the initial
   $1,000 payment and, for Class B shares and Class C shares, the applicable CDSC imposed upon redemption of Class B
shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Fund
do not take into account any           required payments for
federal or state income taxes.            Standardized Return
quotations for Class B shares for periods of           over eight
years will reflect conversion of the Class B shares to Class A shares at the end of the eighth year. Standardized
   Return quotations are determined to the nearest 1/100 of 1%.

               The Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               In determining the average annual total return for
a           specific Class of shares of the Fund, recurring fees,
if any,           that are charged to all shareholder accounts
are taken into           consideration.  For any account fees
that vary with the size of           the account of the Fund, the
account fee used for purposes of the           following
computations is assumed to be the fee that would be charged to the mean account size of the Fund.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of the Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding the Fund's shares with information published for other investment companies
and           other investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of the Fund's shares           and the risks associated
with the Fund's investment objectives           and policies.  At
any time in the future, performance quotations           may be
higher or lower than past performance quotations and there












          can be no assurance that any historical performance
quotation           will continue in the future.

               The Fund may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,           Boston Herald,
Business Week, Consumer's Digest, Consumer Guide
Publications, Changing Times, Financial Planning, Financial
   World, Forbes, Fortune, Growth Fund Guide, Houston Post, Institutional Shareholder, International Fund Monitor,
 Shareholder's Daily, Los Angeles Times, Medical Economics, Miami
         Herald, Money Mutual Fund Forecaster, Mutual Fund
Letter, Mutual           Fund Source Book, Mutual Fund Values,
National Underwriter           Nelson's Director of Investment
Managers, New York Times,           Newsweek, No Load Fund
Shareholder, No Load Fund* X, Oakland           Tribune, Pension
World, Pensions and Investment Age, Personal
Shareholder, Rugg and Steele, Time, U.S. News and World Report,
       USA Today, The Wall Street Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Statement of Assets and Liabilities for the
Fund as of           _________ and the Report of Independent
Accountants are attached           hereto as Appendix B.









































                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND            MOODY'S SHAREHOLDERS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Shareholder Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having
extremely           poor prospects of ever attaining any real
investment standing.












               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However,












          it faces major ongoing uncertainties or exposure to
adverse           business, financial or economic conditions
which could lead to           inadequate capacity to meet timely
interest and principal           payments.  The BB rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           BBB- rating.
Debt rated B has a greater vulnerability to default           but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to
pay           interest and repay principal.  The B rating
category is also used           for debt subordinated to senior
debt that is assigned an actual           or implied BB or BB-
rating.  Debt rated CCC has a currently           identifiable
vulnerability to default, and is dependent upon
favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In
the           event of adverse business, financial or economic
conditions, it           is not likely to have the capacity to
pay interest and repay           principal.  The CCC rating
category is also used for debt           subordinated to senior
debt that is assigned an actual or implied           B or B-
rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.
















                                      APPENDIX B
                         STATEMENT OF ASSETS AND LIABILITIES
                              AS OF _______
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS


_________________________________________________________________

          IVY GLOBAL NATURAL RESOURCES FUND
          STATEMENT OF ASSETS AND LIABILITIES
          ______________, 199_

_________________________________________________________________

          ASSETS
            Cash  . . . . . . . . . . . . . . . .    $    __
      Deferred organization expenses  . . .     ______
                                         -------
Total Assets . . . . . . . . . . .     ______
                                -------
          LIABILITIES
            Due to affiliate  . . . . . . . . . .     ______
                                               -------
          NET ASSETS  . . . . . . . . . . . . . .    $    __

                                                =======
CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .      $ ______
                                                  =======
   Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .      $ ______
                                                  =======
 CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .      $ ______
                                                  =======
 NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .    $    __
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.













                         (See Notes to Financial Statements)


































































_________________________________________________________________

          IVY GLOBAL NATURAL RESOURCES FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          ____________, 199_

_________________________________________________________________

          1. ORGANIZATION: Ivy Global Natural Resources Fund is a
series of           shares of Ivy Fund. The shares of beneficial
interest are           assigned no par value and an unlimited
number of shares of Class           A, Class B and Class C are
authorized. Ivy Fund was organized as           a Massachusetts
business trust under a Declaration of Trust dated
December 21, 1983 and is registered under the Investment Company
        Act of 1940, as amended, as a diversified, open-end
management           investment company.

          The Fund will commence operations on January 1, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

          2. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:
         Organization expenses are being amortized over a five
year period           from January 1, 1997, the commencement date
of operations. Such           organizational expenses have been
paid by MIMI and will be           reimbursed by the Fund.

          Ivy Management, Inc. (IMI), a wholly owned subsidiary
of MIMI, is           the Manager and Investment Adviser of the
Fund.  Currently, IMI           voluntarily limits the Fund's
total operating expenses (excluding           taxes, 12b-1 fees,
brokerage commissions, interest, litigation           and
indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC. Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.















          PART C.   OTHER INFORMATION

          Item 24:  Financial Statements and Exhibits

               (a)  Financial Statements:

                    -    Included in Part A:  Not applicable.

                    -    Included in Part B:  Statement of Assets
and                          Liabilities as of ___________, 1996
and Related                          Notes (to be filed by
amendment)

               (b)  Exhibits:

                    1.   (a)  Amended and Restated Declaration of
Trust                               dated December 10, 1992 filed
with Post-                              Effective Amendment No.
71 to Registration                               Statement No.
2-17613 and incorporated by
reference herein.

                         (b)  Amendment to Amended and Restated
Declaration                               of Trust filed with
Post-Effective Amendment                               No. 73 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (c)  Amendment to Amended and Restated
Declaration                               of Trust filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Establishment and Designation of
Additional                               Series (Ivy Emerging
Growth Fund) filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Redesignation of Shares (Ivy Growth
with                               Income Fund--Class A) and
Establishment and                               Designation of
Additional Class (Ivy Growth                               with
Income Fund--Class C) filed with Post-
 Effective Amendment No. 73 to Registration
       Statement No. 2-17613 and incorporated by reference herein.

                         (f)  Redesignation of Shares (Ivy
Emerging Growth                               Fund--Class A, Ivy
Growth Fund--Class A and                               Ivy
International Fund--Class A) filed with
   Post-Effective Amendment No. 74 to
 Registration Statement No. 2-17613 and
   incorporated by reference herein.

                         (g)  Establishment and Designation of
Additional                               Series (Ivy China Region
Fund) filed with                               Post-Effective
Amendment No. 74 to












                              Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (h)  Establishment and Designation of
Additional                               Class (Ivy China Region
Fund--Class B, Ivy                               Emerging Growth
Fund--Class B, Ivy Growth                               Fund--
Class B, Ivy Growth with Income Fund--
 Class B and Ivy International Fund--Class B)
         filed with Post-Effective Amendment No. 74
               for Registration Statement No. 2-17613 and
                     incorporated by reference herein.

                         (i)  Establishment and Designation of
Additional                               Class (Ivy International
Fund--Class I) filed                               with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Establishment and Designation of
Series and                               Classes (Ivy Latin
American Strategy Fund--                              Class A and
Class B, Ivy New Century Fund--
Class A and Class B) filed with Post-
Effective Amendment No. 75 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (k)  Establishment and Designation of
Series and                               Classes (Ivy
International Bond Fund--Class A
and Class B) filed with Post-Effective
  Amendment No. 76 to Registration Statement
        No. 2-17613 and incorporated by reference herein.

                         (l)  Establishment and Designation of
Series and                               Classes (Ivy Bond Fund,
Ivy Canada Fund, Ivy                               Global Fund,
Ivy Short-Term U.S. Government
Securities Fund (now known as Ivy Short-Term
        Bond Fund) -- Class A and Class B) filed with
                 Post-Effective Amendment No. 77 to
               Registration Statement No. 2-17613 and
                 incorporated by reference herein.

                         (m)  Redesignation of Ivy Short-Term
U.S.                               Government Securities Fund as
Ivy Short-Term                               Bond Fund filed with
Post-Effective Amendment                               No. 81 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (n)  Redesignation of Shares (Ivy Money
Market                               Fund--Class A and Ivy Money
Market Fund--                              Class B) filed with
Post-Effective Amendment                               No. 84 to
Registration Statement No. 2-17613
and incorporated by reference herein.













                         (o)  Form of Establishment and
Designation of                               Additional Class
(Ivy Bond Fund--Class C; Ivy                               Canada
Fund--Class C; Ivy China Region Fund--
 Class C; Ivy Emerging Growth Fund--Class C;
        Ivy Global Fund--Class C; Ivy Growth Fund--
              Class C; Ivy Growth with Income Fund--Class
                     C; Ivy International Fund--Class C; Ivy
Latin                               America Strategy Fund--Class
C; Ivy                               International Bond Fund--
Class C; Ivy Money                               Market Fund--
Class C; Ivy New Century Fund--
Class C) filed with Post-Effective Amendment
        No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (p)  Establishment and Designation of
Series and                               Classes (Ivy Global
Science & Technology                               Fund--Class A,
Class B, Class C and Class I)                               filed
with Post-Effective Amendment No. 86 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                    2.   By-Laws, as amended and filed with Post-
Effective                          Amendment No. 48 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    3.   Not Applicable

                    4.   (a)  Specimen Securities for Ivy Growth
Fund, Ivy                               Growth with Income Fund,
Ivy International                               Fund and Ivy
Money Market Fund filed with                               Post-
Effective Amendment No. 49 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (b)  Specimen Security for Ivy Emerging
Growth                               Fund filed with Post-
Effective Amendment No.                               70 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Specimen Security for Ivy China
Region Fund                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (d)  Specimen Security for Ivy Latin
American                               Strategy Fund filed with
Post-Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (e)  Specimen Security for Ivy New
Century Fund                               filed with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.












                         (f)  Specimen Security for Ivy
International Bond                               Fund filed with
Post-Effective Amendment No.                               76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (g)  Specimen Securities for Ivy Bond
Fund, Ivy                               Canada Fund, Ivy Global
Fund, and Ivy Short-                              Term U.S.
Government Securities Fund filed
with Post-Effective Amendment No. 77 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                    5.   (a)  Master Business Management and
Investment                               Advisory Agreement
between Ivy Fund and Ivy
Management, Inc. and Supplements for Ivy
    Growth Fund, Ivy Growth with Income Fund, Ivy
             International Fund and Ivy Money Market Fund
                     filed with Post-Effective Amendment No. 68
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (b)  Subadvisory Contract by and among
Ivy Fund,                               Ivy Management, Inc. and
Boston Overseas                               Investors, Inc.
filed with Post-Effective                               Amendment
No. 68 to Registration Statement
No. 2-17613 and incorporated by the reference herein.

                         (c)  Assignment Agreement relating to
Subadvisory                               Contract filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Emerging Growth                               Fund filed with
Post-Effective Amendment No.                               74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy China Region                               Fund filed with
Post-Effective Amendment No.                               71 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Business Management and
Investment                               Advisory Supplement for
Ivy Latin America                               Strategy Fund
filed with Post-Effective                               Amendment
No. 75 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy New












                              Century Fund filed with Post-
Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (h)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy                               International
Bond Fund filed with Post-                              Effective
Amendment No. 76 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Bond Fund, Ivy                               Global Fund and
Ivy Short-Term U.S.                               Government
Securities Fund filed with Post-
Effective Amendment No. 81 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (j)  Master Business Management
Agreement between                               Ivy Fund and Ivy
Management, Inc. filed with                               Post-
Effective Amendment No. 81 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (k)  Form of Supplement to Master
Business                               Agreement between Ivy Fund
and Ivy                               Management, Inc. (Ivy
Canada Fund) filed with                               Post-
Effective Amendment No. 77 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Investment Advisory
Agreement between                               Ivy Fund and
Mackenzie Financial Corporation
filed with Post-Effective Amendment No. 77 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (m)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
Global Science & Technology Fund) filed
   with Post-Effective Amendment No. 86 to
      Registration Statement No. 2-17613 and
        incorporated by reference herein.

                         (n)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
Global Natural Resources Fund, Ivy Asia
   Pacific Fund and Ivy International Value
       Fund) filed with this Post-Effective













                              Amendment No. 88 to Registration
Statement                               No. 2-17613.

                    6.   (a)  Dealer Agreement, as amended and
filed with                               Post-Effective Amendment
No. 70 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (b)  Amended and Restated Distribution
Agreement                               filed with Post-Effective
Amendment No. 73 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (c)  Addendum to Amended and Restated
Distribution                               Agreement filed with
Post-Effective Amendment                               No. 73 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Addendum to Amended and Restated
Distribution                               Agreement (Ivy Money
Market Fund--Class A and                               Class B)
filed with Post-Effective Amendment
No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Class C) filed with                               Post-Effective
Amendment No. 84 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (f)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Science &                               Technology
Fund--Class A, Class B, Class C                               and
Class I) filed with Post-Effective
Amendment No. 86 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Natural                               Resources Fund-
-Class A, Class B and Class C;                               Ivy
Asia Pacific Fund--Class A, Class B and
   Class C; Ivy International Value Fund--Class
           A, Class B, Class C, and Class I) filed with
                   this Post-Effective Amendment No. 88 to
                      Registration Statement No. 2-17613.

                    7.   Not Applicable

                    8.   Custodian Agreement between Ivy Fund and
Brown                          Brothers Harriman & Co. filed with
Post-Effective                          Amendment No. 74 to
Registration No. 2-17613 and
incorporated by reference herein.













                    9.   (a)  Master Administrative Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund and Ivy Money Market Fund
          filed with Post-Effective Amendment No. 68 to
                   Registration Statement No. 2-17613 and
                     incorporated by reference herein.

                         (b)  Addendum to Administrative Services
Agreement                               Supplement for Ivy
International Fund filed                               with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Administrative Services Agreement
Supplement                               for Ivy Emerging Growth
Fund filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by
     reference herein.
                         (d)  Administrative Services Agreement
Supplement                               for Ivy China Region
Fund filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Administrative Services Agreement
Supplement                               for Class I Shares of
Ivy International Fund                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Master Fund Accounting Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Emerging Growth Fund and Ivy
  Money Market Fund filed with Post-Effective
         Amendment No. 73 to Registration Statement
               No. 2-17613 and incorporated by reference
                    herein.

                         (g)  Fund Accounting Services Agreement
Supplement                               for Ivy Growth with
Income Fund filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (h)  Fund Accounting Services Agreement
Supplement                               for Ivy China Region
Fund filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.














                         (i)  Transfer Agency and Shareholder
Services                               Agreement between Ivy Fund
and Ivy                               Management, Inc. filed with
Post-Effective                               Amendment No. 71 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (j)  Addendum to Transfer Agency and
Shareholder                               Services Agreement
filed with Post-Effective                               Amendment
No. 73 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (k)  Assignment Agreement relating to
Transfer                               Agency and Shareholder
Services Agreement                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Administrative Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (m)  Form of Administrative Services
Agreement                               Supplement for Ivy New
Century Fund filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (n)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (o)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy New
Century Fund filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (p)  Form of Administrative Services
Agreement                               Supplement for Ivy
International Bond Fund                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (q)  Form of Fund Accounting Services
Agreement                               Supplement for
International Bond Fund filed                               with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.












                         (r)  Addendum to Transfer Agency and
Shareholder                               Services Agreement
filed with Post-Effective                               Amendment
No. 76 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (s)  Addendum to Transfer Agency and
Shareholder                               Services Agreement
filed with Post-Effective                               Amendment
No. 77 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (t)  Administrative Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (u)  Fund Accounting Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (v)  Form of Administrative Services
Agreement                               Supplement for Ivy Bond
Fund, Ivy Canada                               Fund, Ivy China
Region Fund, Ivy Emerging                               Growth
Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund, Ivy International Bond
        Fund, Ivy Latin America Strategy Fund, Ivy
              Money Market Fund and Ivy New Century Fund
                    filed with Post-Effective Amendment No. 84 to
                             Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (w)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
filed with                               Post-Effective Amendment
No. 84 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (x)  Form of Administrative Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (y)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund filed
with Post-Effective












                              Amendment No. 86 to Registration
Statement                               No. 2-17613 and
incorporated by reference                               herein.

                         (z)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Science & Technology
Fund filed with Post-                              Effective
Amendment No. 86 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (aa) Form of Administrative Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Value Fund filed with this                               Post-
Effective Amendment No. 88 to
Registration Statement No. 2-17613.

                         (bb) Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Value Fund filed with this                               Post-
Effective Amendment No. 88 to
Registration Statement No. 2-17613.

                         (cc) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Natural Resources
Fund, Ivy Asia Pacific Fund                               and Ivy
International Value Fund filed with
this Post-Effective Amendment No. 88 to
   Registration Statement No. 2-17613.

                    10.  Opinion and Consent of Dechert Price &
Rhoads,                          filed herewith.

                    11.  Not applicable

                    12.  Not applicable

                    13.  Not applicable

                    14.  Not applicable

                    15.  (a)  Amended and Restated Distribution
Plan for                               Class A shares of Ivy
China Region Fund, Ivy                               Growth Fund,
Ivy Growth with Income Fund, Ivy
International Fund and Ivy Emerging Growth
      Fund filed with Post-Effective Amendment No.
              73 to Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (b)  Distribution Plan for Class B
shares of Ivy                               China Region Fund,
Ivy Growth Fund, Ivy                               Growth with
Income Fund, Ivy International












                              Fund and Ivy Emerging Growth Fund
filed with                               Post-Effective Amendment
No. 73 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (c)  Distribution Plan for Class C
Shares of Ivy                               Growth with Income
Fund filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Rule 12b-1 Related
Agreement filed                               with Post-Effective
Amendment No. 73 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (e)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A Shares                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares filed with
Post-Effective                               Amendment No. 76 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (g)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A Shares                               filed with
Post-Effective Amendment No. 77 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (h)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares filed with
Post-Effective                               Amendment No. 77 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (i)  Form of Supplement to Distribution
Plan for                               Ivy Growth with Income
Fund Class C Shares                               (Redesignation
as Class D Shares) filed with                               Post-
Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Form of Distribution Plan for Class
C shares                               of Ivy Bond Fund, Ivy
Canada Fund, Ivy China                               Region Fund,
Ivy Emerging Growth Fund, Ivy
Global Fund, Ivy Growth Fund, Ivy Growth with
         Income Fund, Ivy International Fund, Ivy
             International Bond Fund, Ivy Latin America
                   Strategy Fund and Ivy New Century Fund filed












                              with Post-Effective Amendment No.
85 to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (k)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Science & Technology
Fund), filed with Post-Effective Amendment
      No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (l)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (m)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (n)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Natural Resources Fund,
Ivy Asia Pacific Fund and Ivy International
       Value Fund), filed with this Post-Effective
              Amendment No. 88 to Registration Statement
                    No. 2-17613.

     (o)  Form of Supplement to Distribution Plan for Ivy Fund
Class B           Shares (Ivy Global Natural Resources Fund, Ivy
Asia Pacific Fund           and Ivy International Value Fund),
filed with this Post-Effective           Amendment No. 88 to
Registration Statement No. 2-17613.

     (p)  Form of Supplement to Distribution Plan for Ivy Fund
Class C           Shares (Ivy Global Natural Resources Fund, Ivy
Asia Pacific Fund           and Ivy International Value Fund),
filed with this Post-Effective           Amendment No. 88 to
Registration Statement No. 2-17613.


                    16.  Schedule of Computation of Standardized
                       Performance Quotations filed with Post-
Effective                          Amendment No. 71 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    17.  Not applicable.

                    18.  (a)  Plan adopted pursuant to Rule 18f-3
under the                               Investment Company Act of
1940 filed with                               Post-Effective
Amendment No. 83 to












                              Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (b)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940 filed with Post-Effective
Amendment No. 85 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (c)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940 filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940 filed with this Post-                              Effective
Amendment No. 88 to Registration
Statement No. 2-17613.

          25.  Persons Controlled by or Under Common Control with
              Registrant:  Not applicable

          26.  Number of Holders of Securities

          Fund:               Date           Class     Record
Holders

          Ivy Bond Fund       9/30/96        Class A   4,823
                                       Class B   198
                                             Class C   33
                                             Class I   0

          Ivy Canada Fund     9/30/96        Class A   2,384
                                       Class B   119
                                             Class C   9

          Ivy China Region    9/30/96        Class A   2,168
                                       Class B   1,136
                                 Class C   6

          Ivy Emerging        9/30/96        Class A   4,773
    Growth Fund                        Class B   2,799
                                 Class C   87

          Ivy Global Fund     9/30/96        Class A   1,507
                                       Class B   503
                                             Class C   3

          Ivy Global Science  9/30/96        Class A   59
          & Technology Fund                  Class B   4
                                             Class C   1












                                             Class I   1

          Ivy Growth Fund     9/30/96        Class A   30,785
                                        Class B   290
                                             Class C   5

          Ivy Growth with     9/30/96        Class A   6,086
    Income Fund                        Class B   290
                                             Class C   5
                                             Class D   42

          Ivy International   9/30/96        Class A   19,267
     Fund                               Class B   11,409
                                   Class C   426
                                             Class I   269

          Ivy International   9/30/96        Class A   0
          Bond Fund                          Class B   0
                                             Class C   0

          Ivy Latin America   9/30/96        Class A   289
          Strategy Fund                      Class B   129
                                             Class C   3

          Ivy Money Market    9/30/96        Class A   2,528
    Fund                               Class B   98
                                             Class C   6

          Ivy New Century     9/30/96        Class A   725
          Fund                               Class B   372
                                             Class C   16

          Ivy Short-Term      9/30/96        Class A   234
          Bond Fund                          Class B   12
                                             Class I   0

          27.  Indemnification

               The information required by this item is
incorporated by                reference to Item 27 of Part C of
Post-Effective Amendment                No. 48 to Registrant's
Registration Statement on Form N-1A                under the
Securities Act of 1933 (File No. 2-17613).
Mackenzie Investment Management Inc. ("Mackenzie") has
   agreed to indemnify certain disinterested Trustees of the
         Fund for legal fees and court costs, not exceeding
$250,000                in the aggregate, except to the extent
that indemnification                is otherwise provided by the
Fund or such fees or costs are                covered by
insurance.  Mackenzie is not obligated to
indemnify any such Trustee if he is finally adjudicated by
       the SEC or any court to have acted in bad faith or with
           gross negligence or willful misconduct with respect to
any                Board action in connection with Mackenzie's
purchase of all                of the outstanding capital stock
of Ivy Management, Inc.                 Mackenzie has also agreed
to indemnify the selling












               shareholders, consisting of William M. Watson and
a company                controlled by Michael R. Peers (Trustees
and Officers of Ivy                Fund), against a variety of
matters with respect to the sale                of such stock to
Mackenzie.

          28.  Business and Other Connections of Investment
Adviser

               Information Regarding Adviser and Subadviser Under
Advisory                Arrangements.  Reference is made to the
Form ADV of each of                Ivy Management, Inc., the
adviser to the Trust, Mackenzie                Financial
Corporation, the adviser to Ivy Canada Fund, and Northern Cross Investments Limited (the successor to Boston
        Overseas Investors, Inc.), the subadviser to Ivy
     International Fund.

               The list required by this Item 28 of officers and
directors                of Ivy Management, Inc. and Northern
Cross Investments                Limited, together with
information as to any other business                profession,
vocation or employment of a substantial nature
engaged in by such officers and directors during the past
      two years, is incorporated by reference to Schedules A and
D                of each firm's respective Form ADV.

          29.  Principal Underwriters

               (a)  Ivy Mackenzie Distribution, Inc. ("IMDI"),
formerly                     Mackenzie Ivy Funds Distribution,
Inc., Via Mizner                     Financial Plaza, 700 South
Federal Highway, Suite 300,                     Boca Raton,
Florida 33432, Registrant's distributor, is                     a
subsidiary of Mackenzie Investment Management Inc.
    ("MIMI"), Via Mizner Financial Plaza, 700 South Federal
             Highway, Suite 300, Boca Raton, Florida 33432.  IMDI
                   also serves as the distributor for Mackenzie
Series                     Trust.  IMDI is the successor to
MIMI's distribution                     activities.

               (b)  The information required by this Item 29
regarding each                     director, officer or partner
of IMDI is incorporated by                     reference to
Schedule A of Form BD filed by IMDI                     pursuant
to the Securities Exchange Act of 1934.

               (c)  Not applicable

          30.  Location of Accounts and Records

               The information required by this item is
incorporated by                reference to Item 7 of Part II of
Post-Effective Amendment                No. 46 to Registration
Statement No. 2-17613.

          31.  Not applicable

          32.  Undertakings

               (a)  Not applicable












               (b)  Registrant undertakes to file a Post-
Effective                     Amendment, using reasonably current
financial                     statements of Ivy Global Natural
Resources Fund, Ivy                     Asia Pacific Fund and Ivy
International Value Fund,                     within four to six
months from the effective date of                     this Post-
Effective Amendment No. 88 to Registrant's
Registration Statement under the Securities Act of
    1933.

               (c)  Registrant undertakes to furnish each person
to whom a                     prospectus is delivered with a copy
of Registrant's                     latest annual report to
shareholders, upon request and                     without
charge.





















































                                      SIGNATURES

               Pursuant to the requirements of the Securities Act
of 1933           and the Investment Company Act of 1940, the
Registrant has duly           caused this Post-Effective
Amendment No. 88 to its Registration           Statement to be
signed on its behalf by the undersigned,           thereunto duly
authorized, in the City of Boston, and           Commonwealth of
Massachusetts, on the 16th day of October, 1996.

                                                  IVY FUND


                                                  By:  MICHAEL G.
LANDRY*
President           *By: JOSEPH R. FLEMING
               Attorney-in-fact

               Pursuant to the requirements of the Securities Act
of 1933,           this Post-Effective Amendment No. 88 to the
Registration           Statement has been signed below by the
following persons in the           capacities and on the dates
indicated.

          SIGNATURES                    TITLE
DATE

          MICHAEL G. LANDRY*            Trustee and
10/16/96                                         President (Chief

                                        Executive Officer)

          JOHN S. ANDEREGG, JR.*        Trustee
10/16/96

          PAUL H. BROYHILL*             Trustee
10/16/96

          STANLEY CHANNICK*             Trustee
10/16/96

          FRANK W. DEFRIECE, JR.*       Trustee
10/16/96

          ROY J. GLAUBER*               Trustee
10/16/96

          MICHAEL R. PEERS*             Trustee and Chairman
10/16/96                                         of the Board

          JOSEPH G. ROSENTHAL*          Trustee
10/16/96

          RICHARD N. SILVERMAN*         Trustee
10/16/96

          J. BRENDAN SWAN*              Trustee
10/16/96

          C. WILLIAM FERRIS*            Treasurer (Chief
10/16/96                                         Financial
Officer)


          *By: JOSEPH R. FLEMING
               Attorney-in-fact













          *    Executed pursuant to powers of attorney filed with
Post-               Effective Amendments Nos. 69, 73, 74 and 84
to Registration                Statement No. 2-17613.































































                                    EXHIBIT INDEX


          5(n)      Form of Supplement to Master Business
Management and                     Investment Advisory Agreement
between Ivy Fund and Ivy                     Management, Inc.
(Ivy Global Natural Resources Fund,                     Ivy Asia
Pacific Fund and Ivy International Value Fund)

          6(g)      Form of Addendum to Amended and Restated
Distribution                     Agreement (Ivy Global Natural
Resources Fund--Class A,                     Class B and Class C;
Ivy Asia Pacific Fund--Class A,                     Class B and
Class C; Ivy International Value Fund--                    Class
A, Class B, Class C and Class I)

          9(aa)     Form of Administrative Services Agreement
Supplement                     for Ivy Global Natural Resources
Fund, Ivy Asia Pacific                     Fund and Ivy
International Value Fund

          9(bb)     Form of Fund Accounting Services Agreement
Supplement                     for Ivy Global Natural Resources
Fund, Ivy Asia Pacific                     Fund and Ivy
International Value Fund

          9(cc)     Form of Addendum to Transfer Agency and
Shareholder                     Services Agreement for Ivy Global
Natural Resources                     Fund, Ivy Asia Pacific Fund
and Ivy International Value                     Fund

          10        Opinion and Consent of Dechert Price & Rhoads

          15(n)     Form of Supplement to Master Amended and
Restated                     Distribution Plan For Ivy Fund Class
A Shares (Ivy                     Global Natural Resources, Ivy
Asia Pacific Fund and Ivy                     International Value
Fund)

          15(o)     Form of Supplement to Distribution Plan For
Ivy Fund                     Class B Shares (Ivy Global Natural
Resources Fund, Ivy                     Asia Pacific Fund and Ivy
International Value Fund)

          15(p)     Form of Supplement to Distribution Plan For
Ivy Fund                     Class C Shares (Ivy Global Natural
Resources Fund, Ivy                     Asia Pacific Fund and Ivy
International Value Fund)

          18(d)     Form of Amended and Restated Plan adopted
pursuant to                     Rule 18f-3 under the Investment
Company Act of 1940